UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-3618

Metropolitan Series Fund, Inc.

(Exact name of registrant as specified in charter)

501 Boylston Street

Boston, Massachusetts 02116

(Address of Principal Executive Office)

JAMES L. LIPSCOMB, ESQ.

Executive Vice President & General Counsel

MetLife Group, Inc.

One MetLife Plaza

27-01 Queens Plaza North

Long Island City, New York 11101

(Name and address of agent for service)

Copy to:

THOMAS M. LENZ, ESQ.

MetLife Advisers, LLC

501 Boylston Street

Boston, Massachusetts 02116

Registrant’s telephone number, including area code: 617-578-3104

Date of fiscal year end: December 31

Date of reporting period: January 1, 2005 to March 31, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

Item 1. Schedule of Investments.

The following is a copy of the unaudited schedules as of the close of the reporting period as set forth in §§ 210.12-12 - 12-14 of Regulation S-X [17 CFR 210.12-12 - 12.14]:

Metropolitan Series Fund, Inc.

Schedule of Investments as of March 31, 2005

BlackRock Money Market Portfolio	MSF-1
BlackRock Bond Income Portfolio	MSF-2
Lehman Brothers® Aggregate Bond Index Portfolio	MSF-8
Salomon Brothers Strategic Bond Opportunities Portfolio	MSF-18
Salomon Brothers U.S. Government Portfolio	MSF-27
BlackRock Diversified Portfolio	MSF-29
MFS Total Return Portfolio	MSF-37
BlackRock Investment Trust Portfolio	MSF-47
BlackRock Legacy Large Cap Growth Portfolio	MSF-50
BlackRock Large Cap Value Portfolio	MSF-52
Capital Guardian U.S. Equity Portfolio	MSF-54
Davis Venture Value Portfolio	MSF-57
FI Value Leaders Portfolio	MSF-59
Harris Oakmark Large Cap Value Portfolio	MSF-63
Jennison Growth Portfolio	MSF-56
Met/Putnam Voyager Portfolio	MSF-67
MetLife Stock Index Portfolio	MSF-70
MFS Investors Trust Portfolio	MSF-77
T. Rowe Price Large Cap Growth Portfolio	MSF-79
Zenith Equity Portfolio	MSF-82
BlackRock Aggressive Growth Portfolio	MSF-83
FI Mid Cap Opportunities Portfolio	MSF-85
Harris Oakmark Focused Value Portfolio	MSF-87
MetLife Mid Cap Stock Index Portfolio	MSF-88
Neuberger Berman Partners Mid Cap Value Portfolio	MSF-94
Franklin Templeton Small Cap Growth Portfolio	MSF-96
Loomis Sayles Small Cap Portfolio	MSF-99
Russell 2000® Index Portfolio	MSF-103
BlackRock Strategic Value Portfolio	MSF-121
T. Rowe Price Small Cap Growth Portfolio	MSF-124
FI International Stock Portfolio	MSF-128
Morgan Stanley EAFE® Index Portfolio	MSF-132
Scudder Global Equity Portfolio	MSF-141

Notes to Schedule of Investments	MSF-143

Not all Portfolios are available under every product.

Refer to your prospectus for information on the Portfolios that are available.

Morgan Stanley sponsors the MSCI EAFE® Index, Lehman Brothers sponsors the Lehman Brothers® Aggregate Bond Index, Standard & Poor’s sponsors the S&P 500® Index and the S&P 400 MidCap Index, and Frank Russell Company sponsors the Russell 2000® Index (together referred to as the “index sponsors”). Direct investment in the indexes is not possible. The index sponsors do not sponsor, endorse, sell or promote any of the Metropolitan Series Fund, Inc’s (the “Fund’s”) Portfolios (the “Portfolios”) or make any representation regarding the advisability of investing in the Portfolios. The index sponsors have no responsibility for and do not participate in the management of the Portfolio assets or sale of the Portfolio shares. Each index and its associated service marks are the exclusive property of the respective index sponsors, and references thereto have been made with permission. The Metropolitan Series Fund, Inc. Statement of Additional Information contains a more detailed description of the limited relationship the index sponsors have with Metropolitan Life Insurance Company and the Fund.

Metropolitan Series Fund, Inc.

BlackRock Money Market Portfolio

Schedule of Investments as of March 31, 2005 (Unaudited)

Commercial Paper—66.5% of Total Net Assets

Face Amount	Issue	Interest Rate	Maturity Date	Value

	Asset Backed—11.5%
$10,200,000	FCAR Owner Trust	2.57%	4/4/05	$10,197,832
12,000,000	Citibank Credit Card Issuance Trust	2.78%	4/14/05	11,987,953
3,655,000	Thames River Capital, Ltd.	2.80%	4/20/05	3,649,599
10,400,000	MBNA Credit Card Master Trust	2.74%	4/27/05	10,379,420
13,602,000	Tango Financial Corp., Ltd.	2.74%	4/28/05	13,574,048
11,000,000	FCAR Owner Trust	2.68%	6/3/05	10,948,987

				60,737,839

	Finance & Banking—22.5%
16,510,000	RaboBank USA Financial Corp.	2.82%	4/1/05	16,510,000
11,200,000	UBS Finance, Inc.	2.50%	4/5/05	11,196,908
15,744,000	Canadian Imperial Holding, Inc.	2.56%	5/2/05	15,709,564
10,000,000	Credit Suisse First Boston	2.76%	5/3/05	10,000,000
11,000,000	Bank of America Corp.	2.56%	5/4/05	10,974,388
20,000,000	Lockhart Funding, LLC	2.71%	5/4/05	19,950,317
17,500,000	Banque Et Caisse D’Epargne de L’Etat	2.82%	5/9/05	17,447,908
10,500,000	Bank of America Corp.	2.65%	6/13/05	10,444,429
7,065,000	Lockhart Funding, LLC	2.97%	6/13/05	7,022,451

				119,255,965

	Financial Services—22.4%
19,000,000	Links Finance, LLC	2.84%	4/1/05	19,000,000
5,300,000	General Electric Capital Corp.	2.44%	4/5/05	5,298,575
15,000,000	International Lease Finance Corp.	2.61%	4/20/05	14,979,496
26,500,000	Brahms Funding Corp	2.83%	4/21/05	26,458,336
20,000,000	National Rural Utilities Cooperative Finance Corp.	2.80%	4/22/05	19,967,334
10,500,000	General Electric Co. (d)	2.74%	4/25/05	10,503,160
17,000,000	Citigroup, Inc. (d)	2.90%	5/19/05	17,001,494
5,300,000	Toyota Motor Credit	2.58%	5/31/05	5,277,475

				119,255,965

	Investment Brokerage—4.9%
11,000,000	Morgan Stanley (d)	2.93%	4/15/05	11,006,610
9,385,000	The Goldman Sachs Group, Inc.	2.78%	4/29/05	9,364,708
5,500,000	The Goldman Sachs Group, Inc. (d)	2.14%	4/30/05	5,500,000

				25,871,318

	Media—2.4%
12,600,000	Gannett Co., Inc.	4.95%	4/1/05	12,600,000

Face Amount	Issue	Interest Rate	Maturity Date	Value

	Telecommunications—2.8%
$10,000,000	SBC Communications, Inc.	2.73%	4/25/05	$9,981,800
5,009,000	SBC Communications, Inc.	2.75%	4/26/05	4,999,434

				14,981,234

	Total Commercial Paper (Cost $351,932,226)			351,932,226

	Federal Agencies—5.8%
5,000,000	Federal Home Loan Bank	1.40%	4/1/05	5,000,000
5,500,000	Federal Home Loan Bank	1.35%	4/15/05	5,500,000
6,500,000	Federal National Mortgage Association	1.40%	5/3/05	6,500,000
7,000,000	Federal National Mortgage Association	1.55%	5/4/05	7,000,000
7,000,000	Federal National Mortgage Association	1.60%	5/13/05	7,000,000

	Total Federal Agencies (Cost $31,000,000)			31,000,000

	Medium Term Notes—12.1%
7,500,000	American Express Credit Corp. (d)	2.85%	4/11/05	7,502,948
17,500,000	American Express Credit Corp. (d)	2.93%	4/18/05	17,501,150
7,000,000	Caterpillar Financial Services (d)	2.98%	4/25/05	7,001,391
7,900,000	John Hancock Global Funding (144A) (d)	3.25%	6/6/05	7,910,297
2,305,000	Heller Financial, Inc.	8.00%	6/15/05	2,330,095
9,500,000	Washington Mutual, Inc.	8.25%	6/15/05	9,606,102
4,200,000	Wells Fargo & Co. (d)	3.02%	6/17/05	4,199,984
2,200,000	Bank One Corp.	7.63%	8/1/05	2,235,264
6,000,000	The Goldman Sachs Group, Inc. (144A)	8.25%	8/15/05	6,117,805

	Total Medium Term Notes (Cost $64,405,036)			64,405,036

	Yankee Certificate of Deposit—15.4%
20,000,000	Barclays Bank, Plc.	2.75%	5/3/05	20,000,000
20,000,000	Societe Generale	2.72%	5/9/05	20,000,000
5,000,000	Deutsche Bank AG	2.80%	5/11/05	4,999,542
25,000,000	BNP Paribas	2.91%	6/13/05	25,000,252
11,500,000	Credit Suisse First Boston (d)	3.06%	6/21/05	11,502,519

	Total Yankee Certificate of Deposit (Cost $81,502,313)			81,502,313

	Total Investments—99.8% (Cost $528,839,575) (a)			528,839,575
	Other assets less liabilities—0.2%			884,203

	Total Net Assets—100.0%			$529,723,778

See accompanying notes to schedule of investments.

MSF-1

Metropolitan Series Fund, Inc.

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2005 (Unaudited)

Bonds & Notes—100.6% of Total Net Assets

Face Amount		Value

	Aerospace & Defense—0.3%
$425,000	Lockheed Martin Corp. 8.500%, 12/01/29	$575,866
1,500,000	Northrop Grumman Corp. 7.125%, 02/15/11	1,672,779
410,000	Northrop Grumman Corp. 7.750%, 02/15/31	518,254

		2,766,899

	Airlines—0.0%
475,000	Southwest Airlines Co. 5.125%, 03/01/17	445,805

	Asset Backed—8.1%
1,600,000	Ares VIII CLO, Ltd. (144A) 3.783%, 02/26/16 (d)	1,630,560
775,312	Asset Backed Funding Corp. (144A) 4.450%, 05/26/34	770,694
8,250,000	BMW Vehicle Owner Trust 4.040%, 02/25/09 (d)	8,228,715
5,800,823	Capital Mortgage Funding, Inc. 6.423%, 06/18/30	6,079,818
46,736	Chase Funding Net Interest Margin Trust (144A) 5.000%, 01/27/35 (d)	46,736
2,605,000	Citibank Credit Card Issuance Trust 7.450%, 09/15/07	2,652,143
1,000,000	Citibank Credit Card Issuance Trust 6.650%, 05/15/08	1,028,772
10,350,000	DaimlerChrysler Auto Owner Trust 3.490%, 12/08/08	10,246,945
9,850,000	Discover Card Master Trust I 2.920%, 11/17/09 (d)	9,870,315
1,387,826	Distribution Financial Services Trust 5.670%, 01/17/17	1,396,135
2,725,000	Ford Credit Auto Owner Trust 4.790%, 11/15/06	2,737,694
9,100,000	Ford Credit Auto Owner Trust 3.480%, 11/15/08	9,014,180
677,523	Hedged Mutual Fund Fee Trust (144A) 5.220%, 11/30/10 (d)	677,523
1,161,828	Knollwood CDO, Ltd. (144A) 4.320%, 01/10/39 (d)	1,154,380
454,737	Long Beach Asset Holdings Corp. (144A) 4.940%, 06/25/34	453,197
1,350,000	MBNA Credit Card Master Note Trust 6.550%, 12/15/08	1,391,791
4,000,000	MBNA Credit Card Master Note Trust 4.950%, 06/15/09	4,066,362
6,715,000	MBNA Credit Card Master Note Trust 3.300%, 07/15/10	6,532,020
1,125,000	MBNA Master Credit Card Trust II 7.000%, 02/15/12	1,235,090
2,425,000	Option One Mortgage Loan Trust 1.850%, 11/25/32 (d)	2,445,325
2,575,000	Residential Asset Securities Corp. 2.850%, 01/25/33 (d)	2,600,497

Face Amount		Value

	Asset Backed—(Continued)
$3,900,000	Structured Asset Investment Loan Trust 3.050%, 04/25/33 (d)	$3,925,407
4,300,000	USAA Auto Owner Trust 3.160%, 02/17/09	4,238,068

		82,422,367

	Auto Parts—0.2%
725,000	ArvinMeritor, Inc. 8.750%, 03/01/12 (c)	754,000
1,100,000	Briggs & Stratton Corp. 8.875%, 03/15/11	1,254,000

		2,008,000

	Automobiles—0.2%
590,000	DaimlerChrysler North America Holding Corp. 8.500%, 01/18/31	711,925
1,065,000	General Motors Corp. 8.250%, 07/15/23	919,983

		1,631,908

	Biotechnology—0.1%
475,000	Bio-Rad Laboratories, Inc. 7.500%, 08/15/13	496,375

	Building & Construction—0.4%
235,000	Beazer Homes USA, Inc. 8.375%, 04/15/12	249,100
2,600,000	Centex Home Equity Loan Trust 3.150%, 12/25/32 (d)	2,644,625
750,000	D.R. Horton, Inc. 8.500%, 04/15/12	818,224
775,000	Pulte Homes, Inc. 5.200%, 02/15/15	731,767

		4,443,716

	Capital Markets—0.2%
1,987,000	Lehman Brothers Holdings, Inc. 4.000%, 01/22/08	1,961,203

	Chemicals—0.1%
1,125,000	FMC Corp. 10.250%, 11/01/09	1,254,375

	Collateralized Mortgage Obligations—11.9%
2,075,000	Bear Stearns Commercial Mortgage Securities, Inc. 7.080%, 07/15/31	2,260,527
5,559,944	Bear Stearns Commercial Mortgage Securities, Inc. 4.361%, 06/11/41	5,523,652
6,000,000	Capital Transition Funding, LLC 5.010%, 01/15/10	6,065,011
5,230,000	Chase Commerical Mortgage Security Corp. 7.319%, 10/15/32	5,826,889
1,825,000	Cheyne Investment Grade CDO I (144A) 2.920%, 09/26/09 (d)	1,804,925
1,982,401	Countrywide Home Loans, Inc. 4.660%, 02/19/34 (d)	1,951,318
5,200,000	General Electric Commercial Mortgage Corp. 4.578%, 06/10/48	5,104,784
4,000,944	GGP Mall Properties Trust (144A) 5.558%, 11/15/11	4,088,815

See accompanying notes to schedule of investments.

MSF-2

Metropolitan Series Fund, Inc.

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2005 (Unaudited)

Bonds & Notes—(Continued)

Face Amount		Value

	Collateralized Mortgage Obligations—(Continued)
$5,150,000	GMAC Commercial Mortgage Services, Inc. 7.455%, 08/16/33	$5,740,481
1,650,000	Irwin Land, LLC 5.400%, 12/15/47	1,549,300
1,916,468	iStar Asset Receivables Trust (144A) 2.200%, 08/28/22 (d)	1,917,552
2,300,000	JPMorgan Commercial Mortgage Finance Corp. 7.238%, 09/15/29	2,490,196
5,385,000	JPMorgan Commercial Mortgage Finance Corp. 6.507%, 10/15/35	5,702,817
5,480,000	LB-UBS Commercial Mortgage Trust 7.950%, 05/15/25 (d)	6,202,543
8,745,637	LB-UBS Commercial Mortgage Trust 5.642%, 12/15/25	9,022,738
4,905,409	LB-UBS Commercial Mortgage Trust 4.071%, 09/15/26	4,811,117
4,075,000	LB-UBS Commercial Mortgage Trust 4.559%, 09/15/27 (d)	4,024,888
4,277,706	LB-UBS Commercial Mortgage Trust 3.881%, 08/15/29 (d)	4,202,950
3,286,586	LB-UBS Commercial Mortgage Trust (144A) 6.155%, 07/14/16	3,443,329
2,675,649	Morgan Stanley Capital I, Inc. (144A) 7.220%, 07/15/29	2,799,620
1,525,000	Morgan Stanley Capital, Inc. 6.210%, 11/15/31	1,602,119
1,675,000	NationsLink Funding Corp. 6.476%, 08/20/30	1,766,748
1,325,000	NationsLink Funding Corp. 6.795%, 08/20/30	1,413,208
4,825,000	Nomura Asset Securities Corp. 6.590%, 03/15/30	5,111,024
2,525,000	Residential Asset Security Mortgage Pass Through Certificates 2.850%, 04/25/33 (d)	2,573,212
5,860,000	Salomon Brothers Mortgage Securities VII, Inc. 6.499%, 10/13/11	6,361,180
1,485,364	Salomon Brothers Mortgage Securities VII, Inc. (144A) 6.134%, 02/18/34 (d)	1,536,285
4,559,518	Wachovia Bank Commercial Mortgage Trust 3.477%, 08/15/41 (d)	4,474,769
1,817,632	Washington Mutual Mortgage Pass Through Certificates 4.560%, 06/25/33 (d)	1,802,335
5,875,000	Washington Mutual, Inc. 3.420%, 05/25/33 (d)	5,737,368
4,750,000	Washington Mutual, Inc. 3.700%, 06/25/33 (d)	4,646,339

		121,558,039

	Computers & Business Equipment—0.1%
1,450,000	Xerox Corp. 6.875%, 08/15/11	1,477,188

	Containers & Glass—0.1%
1,125,000	Ball Corp. 6.875%, 12/15/12	1,160,156

Face Amount		Value

	Drugs & Heath Care—0.5%
$475,000	AmerisourceBergen Corp. 7.250%, 11/15/12	$503,500
1,595,000	Bristol Myers Squibb Co. 5.750%, 10/01/11	1,665,955
1,380,000	Merck & Co., Inc. 4.375%, 02/15/13 (c)	1,328,464
1,100,000	Merck & Co., Inc. 4.750%, 03/01/15	1,060,657

		4,558,576

	Electrical Equipment—0.2%
900,000	Ametek, Inc. 7.200%, 07/15/08	960,861
800,000	Thomas & Betts Corp. 7.250%, 06/01/13	849,578

		1,810,439

	Electrical Utilities—1.2%
1,900,000	Dominion Resources, Inc. 8.125%, 06/15/10	2,173,505
875,000	Dominion Resources, Inc. 7.195%, 09/15/14	992,329
1,965,000	First Energy Corp. 7.375%, 11/15/31	2,225,759
2,075,000	Indiana Michigan Power Co. 6.125%, 12/15/06	2,139,761
947,000	Peco Energy Co. 4.750%, 10/01/12	941,341
3,085,000	Progress Energy, Inc. 7.100%, 03/01/11	3,383,514

		11,856,209

	Electronics—0.3%
725,000	Fisher Scientific International, Inc. 8.000%, 09/01/13	788,437
1,175,000	Loral Corp. 7.000%, 09/15/23	1,336,913
1,000,000	PerkinElmer, Inc. 8.875%, 01/15/13	1,120,000

		3,245,350

	Federal Agencies—33.2%
7,659,114	Federal Home Loan Bank 5.500%, 07/01/33	7,698,417
10,775,000	Federal Home Loan Mortgage Corp. 3.150%, 06/04/08	10,432,290
61,504	Federal Home Loan Mortgage Corp. 9.000%, 12/01/09	64,487
4,200,000	Federal Home Loan Mortgage Corp. 5.000%, 03/15/18	4,149,381
8,944,000	Federal Home Loan Mortgage Corp. 5.500%, 03/15/34	9,078,759
7,708,476	Federal Home Loan Mortgage Corp. 5.500%, 05/15/34	7,815,324
17,146,782	Federal Home Loan Mortgage Corp. 4.777%, 03/01/35 (d)	17,061,048
6,100,000	Federal Home Loan Mortgage Corp. 5.000%, TBA	5,966,563
18,613,000	Federal National Mortgage Association 2.250%, 02/28/06	18,375,703
1,422	Federal National Mortgage Association 7.750%, 09/01/06	1,431

See accompanying notes to schedule of investments.

MSF-3

Metropolitan Series Fund, Inc.

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2005 (Unaudited)

Bonds & Notes—(Continued)

Face Amount		Value

	Federal Agencies—(Continued)
$10,475,000	Federal National Mortgage Association 2.900%, 04/12/07	$10,244,948
9,575,000	Federal National Mortgage Association 2.750%, 07/23/07	9,291,053
17,325,000	Federal National Mortgage Association 3.800%, 01/18/08	17,090,160
37,371	Federal National Mortgage Association 7.750%, 03/01/08	38,150
4,022	Federal National Mortgage Association 7.750%, 04/01/08	4,106
10,595	Federal National Mortgage Association 8.000%, 06/01/08	10,951
71,630	Federal National Mortgage Association 8.250%, 07/01/08	73,517
14,975,000	Federal National Mortgage Association 4.000%, 01/26/09	14,764,182
90,004	Federal National Mortgage Association 8.500%, 02/01/09	93,999
18,022	Federal National Mortgage Association 8.500%, 09/01/09	18,753
9,250,000	Federal National Mortgage Association 6.000%, 05/15/11	9,903,179
406,666	Federal National Mortgage Association 6.500%, 07/01/14	424,892
15,596	Federal National Mortgage Association 9.000%, 04/01/16	16,610
1,002,677	Federal National Mortgage Association 6.000%, 07/01/16	1,036,347
5,533,440	Federal National Mortgage Association 6.500%, 04/01/17	5,779,883
3,217,026	Federal National Mortgage Association 5.000%, 06/01/18	3,218,780
2,398,680	Federal National Mortgage Association 4.500%, 10/01/18	2,349,611
3,493,251	Federal National Mortgage Association 5.000%, 06/01/23	3,451,150
2,073,106	Federal National Mortgage Association 5.500%, 01/01/24	2,094,869
363,361	Federal National Mortgage Association 6.500%, 11/01/27	379,171
2,474,706	Federal National Mortgage Association 6.500%, 12/01/29 (d)	2,579,482
4,654,252	Federal National Mortgage Association 5.500%, 04/01/33	4,669,663
11,235,021	Federal National Mortgage Association 5.000%, 11/01/33	11,015,942
8,322,338	Federal National Mortgage Association 5.500%, 11/01/33	8,349,894
12,664,515	Federal National Mortgage Association 5.500%, 01/01/34	12,706,449
17,143,323	Federal National Mortgage Association 5.000%, 03/01/34	16,809,033
5,480,000	Federal National Mortgage Association 5.500%, 05/25/34	5,550,804
3,400,000	Federal National Mortgage Association 5.000%, 04/25/35	3,409,818

Face Amount		Value

	Federal Agencies—(Continued)
$5,200,000	Federal National Mortgage Association 4.000%, TBA	$4,977,378
16,100,000	Federal National Mortgage Association 4.500%, TBA	15,585,375
6,300,000	Federal National Mortgage Association 5.000%, TBA	6,294,090
27,025,000	Federal National Mortgage Association 5.500%, TBA	27,405,719
15,650,000	Federal National Mortgage Association 6.000%, TBA	16,120,375
5,372	Government National Mortgage Association 7.500%, 05/15/07	5,542
675,264	Government National Mortgage Association 7.500%, 12/15/14	715,767
11,000	Government National Mortgage Association 9.000%, 10/15/16	11,990
19,596	Government National Mortgage Association 8.500%, 01/15/17	21,373
13,804	Government National Mortgage Association 8.500%, 02/15/17	15,056
28,141	Government National Mortgage Association 8.500%, 03/15/17	30,693
25,804	Government National Mortgage Association 8.500%, 05/15/17	28,144
2,732	Government National Mortgage Association 8.500%, 10/15/21	3,000
4,678	Government National Mortgage Association 8.500%, 11/15/21	5,137
6,643	Government National Mortgage Association 8.500%, 05/15/22	7,303
461,818	Government National Mortgage Association 6.500%, 05/15/29	483,402
63,564	Government National Mortgage Association 8.000%, 11/15/29	68,539
8,278,908	Government National Mortgage Association 5.500%, 04/15/33	8,363,860
2,533,624	Government National Mortgage Association 6.000%, 09/20/33	2,601,421
13,023,457	Government National Mortgage Association 5.000%, 10/20/33	12,845,597
4,143,277	Government National Mortgage Association 6.000%, 10/20/33	4,268,310
5,639,129	Government National Mortgage Association 6.000%, 11/20/33	5,790,026
4,184,795	Government National Mortgage Association 6.000%, 02/20/34	4,295,914
2,900,000	Government National Mortgage Association 6.500%, TBA	3,026,875

		338,989,685

	Finance & Banking—10.7%
450,000	AIG SunAmerica Global Financing IX (144A) 6.900%, 03/15/32	523,878
7,830,000	Bank of America Corp. 5.250%, 02/01/07	7,978,206

See accompanying notes to schedule of investments.

MSF-4

Metropolitan Series Fund, Inc.

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2005 (Unaudited)

Bonds & Notes—(Continued)

Face Amount		Value

	Finance & Banking—(Continued)
$4,575,000	Berkshire Hathaway Financial Corp. (144A) 4.125%, 01/15/10	$4,463,466
6,065,000	Citigroup, Inc. 5.500%, 08/09/06	6,179,283
17,715,000	Citigroup, Inc. 3.500%, 02/01/08	17,297,546
2,500,000	Citigroup, Inc. 4.125%, 02/22/10	2,430,887
2,225,000	Deutsche Bank AG 3.843%, 03/15/07 (d)	2,219,660
1,175,000	Devon Financing Corp. 7.875%, 09/30/31	1,463,621
1,750,000	First National Bank of Boston 7.375%, 09/15/06	1,831,914
1,030,000	Ford Motor Credit Co. 7.375%, 10/28/09	1,034,501
4,850,000	General Electric Capital Corp. 3.125%, 11/09/06	4,783,215
760,000	General Electric Capital Corp. 5.375%, 03/15/07 (c)	776,433
13,250,000	General Electric Capital Corp. 3.450%, 07/16/07	13,005,816
4,925,000	General Electric Capital Corp. 6.125%, 02/22/11	5,261,195
725,000	General Motors Acceptance Corp. 7.750%, 01/19/10	696,360
2,600,000	General Motors Acceptance Corp. 7.250%, 03/02/11	2,413,962
625,000	General Motors Acceptance Corp. 8.000%, 11/01/31	544,277
1,850,000	HBOS Plc. 3.500%, 11/30/07	1,811,923
3,010,000	Household Finance Corp. 6.400%, 06/17/08	3,173,576
675,000	Huntington National Bank 2.750%, 10/16/06	662,231
6,520,000	JPMorgan Chase & Co. 5.350%, 03/01/07	6,651,678
750,000	Liberty Mutual Group, Inc. 6.500%, 03/15/35	721,367
2,925,000	Nationwide Building Society 4.250%, 02/01/10	2,862,469
4,150,000	Simon Debartolo Group, L.P. 6.875%, 11/15/06	4,306,335
2,525,000	SLM Corp. 4.000%, 01/15/10 (c)	2,449,323
460,000	Sprint Capital Corp. 6.875%, 11/15/28	492,472
200,000	Sprint Capital Corp. 8.750%, 03/15/32	259,472
1,400,000	USA Education, Inc. 5.625%, 04/10/07	1,435,771
1,935,000	Verizon Global Funding Corp. 7.750%, 12/01/30 (c)	2,338,637
1,010,000	Wellpoint, Inc. 5.950%, 12/15/34	1,014,098
1,465,000	Wells Fargo & Co. 5.125%, 02/15/07	1,491,023
7,070,000	Wells Fargo & Co. 4.200%, 01/15/10	6,912,855

		109,487,450

	Food & Beverages—0.2%
550,000	Delhaize America, Inc. 9.000%, 04/15/31	668,215
1,425,000	Smithfield Foods, Inc. 7.000%, 08/01/11	1,458,844

		2,127,059

Face Amount		Value

	Gas & Oil—0.4%
$540,000	Anadarko Finance Co. 7.500%, 05/01/31	$662,593
530,000	ConocoPhillips 5.900%, 10/15/32 (c)	557,550
950,000	Enterprise Products Partners, L.P. 5.600%, 10/15/14	937,584
900,000	Newfield Exploration Co. 6.625%, 09/01/14	911,250
975,000	Plains Exploration & Production Co. 7.125%, 06/15/14 (c)	1,018,875

		4,087,852

	Investment Brokerage—0.4%
3,560,000	JPMorgan Chase & Co. 5.250%, 05/30/07	3,630,143

	Leisure Equipment & Products—0.0%
375,000	K2, Inc. 7.375%, 07/01/14 (c)	388,125

	Media—1.0%
2,560,000	Comcast Corp. 7.050%, 03/15/33 (c)	2,863,334
1,375,000	EchoStar DBS Corp. 5.750%, 10/01/08	1,354,375
1,500,000	Lamar Media Corp. 7.250%, 01/01/13 (c)	1,560,000
2,050,000	News America, Inc. (144A) 6.200%, 12/15/34	2,026,970
2,350,000	Time Warner, Inc. 7.700%, 05/01/32	2,789,904

		10,594,583

	Real Estate—0.8%
1,505,000	EOP Operating, L.P. 4.750%, 03/15/14	1,411,309
2,325,000	EOP Operating, L.P. 6.630%, 04/13/15 (d)	2,328,318
2,150,000	Merry Land & Investment Co., Inc. (REIT) 7.250%, 06/15/05	2,165,786
2,505,000	Rouse Co. 5.375%, 11/26/13 (c)	2,397,162

		8,302,575

	Retail—0.2%
485,000	Albertson’s, Inc. 8.000%, 05/01/31 (c)	570,956
250,000	Federated Department Stores, Inc. 7.000%, 02/15/28	270,386
250,000	Federated Department Stores, Inc. 6.900%, 04/01/29	267,783
475,000	May Department Stores Co. 5.750%, 07/15/14	476,405
350,000	May Department Stores Co. 6.700%, 07/15/34 (c)	360,467
270,000	The Kroger Co. 7.800%, 08/15/07	289,210

		2,235,207

	Telecommunications—0.4%
275,000	AT&T Broadband Corp. 8.375%, 03/15/13	327,352
2,045,000	BellSouth Corp. 4.200%, 09/15/09	1,998,280

See accompanying notes to schedule of investments.

MSF-5

Metropolitan Series Fund, Inc.

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2005 (Unaudited)

Bonds & Notes—(Continued)

Face Amount		Value

	Telecommunications—(Continued)
$1,350,000	SBC Communications, Inc. 5.100%, 09/15/14	$1,315,819
750,000	SBC Communications, Inc. 6.450%, 06/15/34	780,674

		4,422,125

	U.S. Treasury—27.3%
9,075,000	United States Treasury Bond Strips Zero Coupon, 08/15/25	3,298,518
5,085,000	United States Treasury Bonds 7.250%, 05/15/16 (c)	6,235,680
14,875,000	United States Treasury Bonds 8.875%, 02/15/19	21,052,766
16,060,000	United States Treasury Bonds 8.750%, 08/15/20 (c)	22,900,564
1,180,000	United States Treasury Bonds 6.125%, 11/15/27 (c)	1,379,171
7,300,000	United States Treasury Bonds 6.250%, 05/15/30 (c)	8,770,833
9,490,000	United States Treasury Bonds 5.375%, 02/15/31	10,342,990
34,750,000	United States Treasury Notes 7.000%, 07/15/06 (c)	36,218,744
89,000,000	United States Treasury Notes 2.500%, 10/31/06 (c)	87,372,991
9,142,000	United States Treasury Notes 3.125%, 01/31/07 (c)	9,038,439
41,750,000	United States Treasury Notes 3.375%, 02/28/07	41,445,016
28,610,000	United States Treasury Notes 4.250%, 11/15/14 (c)	28,018,803
3,200,000	United States Treasury Notes 4.000%, 02/15/15	3,074,499

		279,149,014

	Yankee—2.1%
205,000	British Telecommunications, Plc. 8.875%, 12/15/30 (d)	273,160
435,000	Deutsche Telekom International Finance 8.750%, 06/15/30 (d)	568,915
500,000	EnCana Corp. 6.500%, 08/15/34	547,083
500,000	France Telecom S.A. 9.250%, 03/01/31 (d)	658,076
1,050,000	Luscar Coal, Ltd. 9.750%, 10/15/11	1,155,000
775,000	Rogers Wireless Communications, Inc. 6.375%, 03/01/14	751,750
4,725,000	State of Israel 5.500%, 12/04/23	4,993,815

Face Amount		Value

	Yankee—(Continued)
$2,925,000	Telecom Italia Capital (144A) 4.950%, 09/30/14	$2,801,875
5,200,000	United Mexican States 4.625%, 10/08/08	5,135,000
1,075,000	United Mexican States 6.625%, 03/03/15	1,120,150
975,000	United Mexican States 8.300%, 08/15/31	1,116,375
2,330,000	Vodafone Airtouch, Plc. 7.750%, 02/15/10	2,631,553

		21,752,752

	Total Bonds & Notes (Identified Cost $1,033,249,480)	1,028,263,175

TBA Sales Commitments—(2.0)%

	Federal Agencies—(2.0)%
(8,400,000)	Federal National Mortgage Association 5.000%, TBA	(8,211,000)
(11,600,000)	Federal National Mortgage Association 5.500%, TBA	(11,817,500)

		(20,028,500)

	Total TBA Sales Commitments (Identified Cost $(20,040,812))	(20,028,500)

Short Term Investments—7.8%

	Discount Notes—4.8%
49,300,000	Government of Canada 2.750%, 04/08/05	49,273,638

	U.S. Treasury—3.0%
30,000,000	United States Treasury Bill 2.330%, 04/07/05	29,988,350

	Total Short Term Investments (Identified Cost $79,261,988)	79,261,988

	Total Investments—106.4% (Identified Cost $1,092,470,656) (a)	1,087,496,663
	Other assets less liabilities	(65,852,918)

	Total Net Assets—100%	$1,021,643,745

See accompanying notes to schedule of investments.

MSF-6

Metropolitan Series Fund, Inc.

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2005 (Unaudited)

Futures Contracts

Futures Contracts Long	Expiration Date	Number of Contracts	Contract Amount	Valuation as of 03/31/05	Unrealized Appreciation/ (Depreciation)
Interest Rate Swap 10 Year Futures	06/13/05	364	$39,671,113	$39,232,375	$(438,738)
U.S. Treasury Bond Futures	06/21/05	51	5,683,569	5,680,125	(3,444)

Futures Contracts Short
U.S. Treasury Note 10 Year Futures	06/21/05	(453)	(49,848,332)	(49,497,329)	351,003
U.S. Treasury Note 5 Year Futures	06/21/05	(157)	(16,859,526)	(16,813,719)	45,807

Net Unrealized Depreciation					$(45,372)

Options Written
Put Options Written	Expiration Date	Number of Contracts	Contract Amount	Valuation as of 03/31/05	Unrealized Appreciation
U.S. Treasury Notes 10 Year Futures 105	08/31/05	(41)	$(21,026)	$(16,656)	$4,370
U.S. Treasury Notes 10 Year Futures 106	08/31/05	(185)	(156,732)	(106,953)	49,779

Net Unrealized Appreciation					$54,149

See accompanying notes to schedule of investments.

MSF-7

Metropolitan Series Fund, Inc.

Lehman Brothers Aggregate Bond Index Portfolio

Schedule of Investments as of March 31, 2005 (Unaudited)

Bonds & Notes—98.6% of Total Net Assets

Face Amount		Value

	Aerospace & Defense—0.3%
$700,000	Lockheed Martin Corp. 8.200%, 12/01/09 (c)	$789,327
900,000	Lockheed Martin Corp. 7.375%, 04/15/13	1,035,913
233,000	Raytheon Co. 6.750%, 08/15/07	244,507
460,000	The Boeing Co. 7.250%, 06/15/25	550,342
200,000	United Technologies Corp. 7.500%, 09/15/29	253,051

		2,873,140

	Airlines—0.1%
750,000	Southwest Airlines Co. 6.500%, 03/01/12	801,349

	Aluminum—0.2%
300,000	Alcoa, Inc. 6.500%, 06/01/11	327,027
400,000	Alcoa, Inc. 6.000%, 01/15/12	425,269
1,000,000	Alcoa, Inc. 5.375%, 01/15/13 (c)	1,030,792

		1,783,088

	Asset Backed—1.3%
1,500,000	BMW Vehicle Owner Trust 3.320%, 02/25/09	1,474,648
190,000	California Infrastructure-Pacific Gas & Electric Co. 6.480%, 12/26/09	198,244
3,000,000	Capital One Master Trust 4.900%, 03/15/10	3,044,901
226,682	CenterPoint Energy Transition Bond Co., LLC 3.840%, 09/15/07	227,027
500,000	CenterPoint Energy Transition Bond Co., LLC 5.160%, 09/15/11	508,774
500,000	Centex Home Equity Loan Trust 3.750%, 12/25/31	490,725
237,603	Chase Funding Mortgage Loan 6.550%, 03/25/13	242,387
2,000,000	Chase Funding Mortgage Loan 4.585%, 05/25/15	1,969,015
500,000	Chase Funding Mortgage Loan 3.303%, 11/25/29	487,775
360,105	Chase Manhattan Auto Owner Trust 1.520%, 05/15/07 (d)	357,650
125,000	Chemical Credit Card Master Trust I 5.980%, 09/15/08	127,110
190,000	Citibank Credit Card Issuance Trust 7.450%, 09/15/07	193,438
600,000	Citibank Credit Card Master Trust I 6.100%, 05/15/08	614,664
435,000	Detroit Edison Co. 6.190%, 03/01/13	463,980
1,000,000	Pemex Project Funding Master Trust 9.250%, 03/30/18	1,200,000
200,000	Standard Credit Card Master Trust I 7.250%, 04/07/08	206,786
509,369	WFS Financial Owner Trust 5.180%, 03/20/09	511,586

		12,318,710

Face Amount		Value

	Automobiles—0.8%
$2,600,000	DaimlerChrylser North America Holdings Corp. 7.750%, 01/18/11	$2,882,706
600,000	DaimlerChrysler North America Holdings Corp. 6.400%, 05/15/06	612,800
350,000	DaimlerChrysler North America Holdings Corp. 8.000%, 06/15/10 (c)	390,429
400,000	Ford Motor Co. 7.250%, 10/01/08 (c)	394,921
250,000	Ford Motor Co. 6.500%, 08/01/18 (c)	219,680
500,000	Ford Motor Co. 6.375%, 02/01/29	411,221
2,000,000	Ford Motor Co. 7.450%, 07/16/31 (c)	1,806,863
1,632,000	General Motors Corp. 6.750%, 05/01/28 (c)	1,209,857

		7,928,477

	Banks—1.1%
230,000	ABN-AMRO Bank NV (New York Branch) 7.750%, 05/15/23	285,470
500,000	ABN-AMRO Bank NV (New York Branch) 7.125%, 10/15/93	579,818
150,000	Bank of America Corp. 7.800%, 02/15/10	170,233
1,000,000	Bank of America Corp. 4.750%, 08/15/13 (c)	976,762
1,000,000	Bank of America Corp. 5.125%, 11/15/14 (c)	997,044
500,000	Bank One Illinois NA 5.500%, 03/26/07	512,289
1,500,000	Bank One Corp. 7.600%, 05/01/07	1,598,247
800,000	Bank One Texas NA 6.250%, 02/15/08	837,768
500,000	Fleet National Bank 5.750%, 01/15/09	520,265
1,000,000	MBNA America Bank National 7.125%, 11/15/12	1,111,579
500,000	SunTrust Bank (Atlanta) 7.250%, 09/15/06	522,710
300,000	Wells Fargo & Co. 5.900%, 05/21/06	306,791
500,000	Wells Fargo & Co. 5.125%, 09/01/12	504,010
2,000,000	Wells Fargo & Co. 5.000%, 11/15/14	1,980,718

		10,903,704

	Building & Construction—0.1%
250,000	Caterpillar, Inc. 7.250%, 09/15/09	275,874
500,000	Centex Corp. 7.500%, 01/15/12 (c)	559,153

		835,027

	Chemicals—0.3%
2,000,000	Chevron Phillips Chemical Co., LLC 5.375%, 06/15/07	2,037,283
300,000	E. I. du Pont de Nemours 6.875%, 10/15/09	327,400
500,000	Praxair, Inc. 6.625%, 10/15/07	525,486
60,000	Rohm & Haas Co. 7.400%, 07/15/09 (c)	66,928

		2,957,097

	Collateralized Mortgage Obligations—3.2%
800,000	Bear Stearns Commercial Mortgage Securities, Inc. 7.080%, 07/15/31	867,500

See accompanying notes to schedule of investments.

MSF-8

Metropolitan Series Fund, Inc.

Lehman Brothers Aggregate Bond Index Portfolio

Schedule of Investments as of March 31, 2005 (Unaudited)

Bonds & Notes—(Continued)

Face Amount		Value

	Collateralized Mortgage Obligations—(Continued)
$200,000	Bear Stearns Commercial Mortgage Securities, Inc. 7.780%, 02/15/32	$223,981
1,000,000	Bear Stearns Commercial Mortgage Securities, Inc. 8.133%, 02/15/32 (d)	1,135,915
500,000	Bear Stearns Commercial Mortgage Securities, Inc. 5.610%, 11/15/33	519,809
500,000	Bear Stearns Commercial Mortgage Securities, Inc. 6.480%, 02/15/35	540,202
250,000	Chase Commercial Mortgage Securities Corp. 6.390%, 11/18/30	263,520
1,000,000	Citigroup Commercial Mortgage Trust 5.464%, 04/15/40 (d)	1,023,447
1,000,000	Credit Suisse First Boston Mortgage 5.416%, 05/15/36 (d)	1,022,593
2,000,000	Credit Suisse First Boston Mortgage 3.382%, 05/15/38	1,880,962
500,000	First Union Commercial Mortgage Trust 6.070%, 10/15/35	522,215
450,000	First Union Lehman Brothers Commercial Mortgage Trust 6.560%, 11/18/35	473,430
2,210,000	Greenwich Capital Commercial Funding Corp. 4.022%, 01/05/36	2,159,201
1,000,000	Greenwich Capital Commercial Funding Corp. 5.317%, 06/10/36 (d)	1,016,644
1,000,000	JPMorgan Chase Commercial Mortgage Securities Corp. 6.044%, 11/15/35	1,040,950
1,353,513	JPMorgan Chase Commercial Mortgage Securities Corp. 4.275%, 01/12/37	1,334,402
4,669,713	JPMorgan Chase Commercial Mortgage Securities Corp. 3.972%, 03/12/39	4,544,615
1,650,000	LB-UBS Commercial Mortgage Trust 4.254%, 07/15/27	1,601,793
2,000,000	LB-UBS Commercial Mortgage Trust 6.653%, 11/15/27	2,182,799
500,000	LB-UBS Commercial Mortgage Trust 6.462%, 03/15/31	543,016
250,000	Lehman Brothers Commercial Conduit Mortgage Trust 6.210%, 10/15/35	262,097
883,511	Morgan Stanley Capital I, Inc. 6.550%, 03/15/30	925,627
1,000,000	Morgan Stanley Capital I, Inc. 6.540%, 07/15/30	1,052,463
700,000	Morgan Stanley Dean Witter Capital I Trust 7.200%, 10/15/33	772,864
500,000	Morgan Stanley Dean Witter Capital I Trust 4.800%, 09/15/37	499,496
1,000,000	Salomon Brothers Commercial Mortgage Trust 6.428%, 12/18/35	1,072,474
500,000	Salomon Brothers Commercial Mortgage Trust 5.045%, 03/18/36	499,881
400,000	Structured Asset Securities Corp. 6.950%, 10/12/34	419,275
1,000,000	Trizechahn Office Properties Trust (144A) 6.211%, 03/15/13	1,048,371
1,445,000	Wachovia Bank Commercial Mortgage Trust 6.287%, 04/15/34	1,553,967

		31,003,509

Face Amount		Value

	Computers & Business Equipment—0.3%
$1,000,000	International Business Machines Corp. 4.750%, 11/29/12	$995,273
1,000,000	International Business Machines Corp. 7.500%, 06/15/13	1,159,645
425,000	International Business Machines Corp. 8.375%, 11/01/19	544,251

		2,699,169

	Conglomerates—0.1%
930,000	General Electric Co. 5.000%, 02/01/13	929,127
300,000	Honeywell International, Inc. 7.500%, 03/01/10	335,494

		1,264,621

	Cosmetics & Personal Care—0.3%
850,000	Procter & Gamble Co. 6.875%, 09/15/09	929,923
2,000,000	Procter & Gamble Co. 4.950%, 08/15/14	1,993,426
200,000	Procter & Gamble Co. 6.450%, 01/15/26	221,709

		3,145,058

	Drugs & Heath Care—0.5%
300,000	Abbott Laboratories 5.625%, 07/01/06	306,070
400,000	Anthem, Inc. 6.800%, 08/01/12	443,881
500,000	Bristol-Myers Squibb Co. 4.750%, 10/01/06	506,430
250,000	Johnson & Johnson 6.950%, 09/01/29 (c)	302,526
300,000	Merck & Co., Inc. 5.950%, 12/01/28 (c)	309,186
3,000,000	Wyeth 5.500%, 02/01/14	3,047,240

		4,915,333

	Electrical Utilities—1.5%
150,000	Consolidated Edison Co. of New York, Inc. 6.450%, 12/01/07	157,629
1,000,000	Consolidated Edison Co. of New York, Inc. 7.500%, 09/01/10	1,127,060
1,445,000	Dominion Resources, Inc. 7.625%, 07/15/05	1,462,516
3,925,000	Duke Capital Corp. 7.500%, 10/01/09 (c)	4,323,012
500,000	Duke Energy Co. 6.250%, 01/15/12	532,790
300,000	Exelon Generation Co., LLC 6.950%, 06/15/11	330,960
226,829	Niagara Mohawk Power Corp. 7.625%, 10/01/05	231,258
950,000	Oncor Electric Delivery Co. 7.000%, 05/01/32	1,081,674
2,600,000	Progress Energy, Inc. 7.100%, 03/01/11 (c)	2,851,584
500,000	PSE&G Power, LLC 7.750%, 04/15/11	572,477
1,000,000	PSE&G Power, LLC 8.625%, 04/15/31	1,317,397
400,000	Virginia Electric & Power Co. 5.375%, 02/01/07	407,495

		14,395,852

	Environmental Control—0.1%
1,265,000	USA Waste Services, Inc. 7.000%, 07/15/28	1,395,055

See accompanying notes to schedule of investments.

MSF-9

Metropolitan Series Fund, Inc.

Lehman Brothers Aggregate Bond Index Portfolio

Schedule of Investments as of March 31, 2005 (Unaudited)

Bonds & Notes—(Continued)

Face Amount		Value

	Federal Agencies—45.3%
$13,500,000	Federal Home Loan Bank 3.375%, 02/23/07 (c)	$13,353,588
1,500,000	Federal Home Loan Bank 4.250%, 11/13/09	1,484,429
1,000,000	Federal Home Loan Bank 3.875%, 02/12/10	970,889
3,000,000	Federal Home Loan Bank 4.375%, 03/17/10	2,991,613
3,000,000	Federal Home Loan Mortgage Corp. 2.375%, 02/15/07	2,914,362
6,500,000	Federal Home Loan Mortgage Corp. 3.500%, 09/15/07	6,420,361
8,630,000	Federal Home Loan Mortgage Corp. 4.250%, 07/15/09	8,596,745
2,875,000	Federal Home Loan Mortgage Corp. 7.000%, 03/15/10	3,190,938
73,987	Federal Home Loan Mortgage Corp. 7.000%, 06/01/11	77,686
97,440	Federal Home Loan Mortgage Corp. 7.000%, 12/01/15	102,302
170,557	Federal Home Loan Mortgage Corp. 7.500%, 03/01/16	179,679
165,374	Federal Home Loan Mortgage Corp. 6.000%, 04/01/16	171,121
1,946,724	Federal Home Loan Mortgage Corp. 6.000%, 05/01/17	2,014,571
1,903,272	Federal Home Loan Mortgage Corp. 5.500%, 11/01/17	1,943,880
11,100,971	Federal Home Loan Mortgage Corp. 5.000%, 05/01/18	11,124,499
4,002,040	Federal Home Loan Mortgage Corp. 4.500%, 09/01/18	3,928,213
5,967,077	Federal Home Loan Mortgage Corp. 4.500%, 10/01/18	5,853,588
2,823,520	Federal Home Loan Mortgage Corp. 5.000%, 12/01/18	2,829,504
8,656,847	Federal Home Loan Mortgage Corp. 4.500%, 04/01/19	8,481,808
2,650,342	Federal Home Loan Mortgage Corp. 4.000%, 06/01/19	2,537,823
4,801,353	Federal Home Loan Mortgage Corp. 4.500%, 06/01/19	4,704,226
4,643,984	Federal Home Loan Mortgage Corp. 5.000%, 06/01/19	4,648,137
1,311,386	Federal Home Loan Mortgage Corp. 4.500%, 08/01/19	1,285,099
123,506	Federal Home Loan Mortgage Corp. 7.500%, 08/01/24	132,379
37,552	Federal Home Loan Mortgage Corp. 7.500%, 11/01/24	40,249
32,210	Federal Home Loan Mortgage Corp. 8.000%, 02/01/27	34,864
106,344	Federal Home Loan Mortgage Corp. 7.500%, 10/01/27	113,863
17,971	Federal Home Loan Mortgage Corp. 7.000%, 12/01/27	18,952

Face Amount		Value

	Federal Agencies—(Continued)
$60,965	Federal Home Loan Mortgage Corp. 8.000%, 10/01/28	$65,988
161,615	Federal Home Loan Mortgage Corp. 6.000%, 11/01/28	165,862
48,971	Federal Home Loan Mortgage Corp. 7.000%, 11/01/28	51,624
110,034	Federal Home Loan Mortgage Corp. 6.000%, 12/01/28	112,925
254,458	Federal Home Loan Mortgage Corp. 6.000%, 02/01/29	260,975
101,258	Federal Home Loan Mortgage Corp. 6.000%, 04/01/29	103,851
41,109	Federal Home Loan Mortgage Corp. 7.000%, 04/01/29	43,326
1,969,212	Federal Home Loan Mortgage Corp. 5.500%, 05/01/29	1,982,797
39,697	Federal Home Loan Mortgage Corp. 6.000%, 05/01/29	40,714
22,433	Federal Home Loan Mortgage Corp. 7.000%, 05/01/29	23,643
53,973	Federal Home Loan Mortgage Corp. 7.000%, 06/01/29	56,882
173,232	Federal Home Loan Mortgage Corp. 7.000%, 07/01/29	182,571
39,600	Federal Home Loan Mortgage Corp. 6.500%, 10/01/29	41,227
160,301	Federal Home Loan Mortgage Corp. 7.500%, 10/01/29	171,366
73,395	Federal Home Loan Mortgage Corp. 6.500%, 02/01/30	76,410
117,589	Federal Home Loan Mortgage Corp. 7.500%, 05/01/30	125,632
503,955	Federal Home Loan Mortgage Corp. 7.000%, 01/01/31	530,719
965,000	Federal Home Loan Mortgage Corp. 6.750%, 03/15/31	1,176,451
59,496	Federal Home Loan Mortgage Corp. 6.000%, 06/01/31	60,873
18,899	Federal Home Loan Mortgage Corp. 6.000%, 07/01/31	19,336
439,530	Federal Home Loan Mortgage Corp. 6.000%, 08/01/31	449,709
178,925	Federal Home Loan Mortgage Corp. 6.500%, 08/01/31	186,038
836,219	Federal Home Loan Mortgage Corp. 6.000%, 09/01/31	855,585
88,141	Federal Home Loan Mortgage Corp. 6.500%, 10/01/31	91,645
390,415	Federal Home Loan Mortgage Corp. 6.500%, 11/01/31	405,936
137,794	Federal Home Loan Mortgage Corp. 7.000%, 12/01/31	145,112
4,276,266	Federal Home Loan Mortgage Corp. 6.500%, 03/01/32	4,443,759
2,188,990	Federal Home Loan Mortgage Corp. 6.000%, 04/01/32	2,239,765

See accompanying notes to schedule of investments.

MSF-10

Metropolitan Series Fund, Inc.

Lehman Brothers Aggregate Bond Index Portfolio

Schedule of Investments as of March 31, 2005 (Unaudited)

Bonds & Notes—(Continued)

Face Amount		Value

	Federal Agencies—(Continued)
$3,559,442	Federal Home Loan Mortgage Corp. 6.500%, 04/01/32	$3,698,859
1,000,000	Federal Home Loan Mortgage Corp. 6.250%, 07/15/32 (c)	1,152,204
577,443	Federal Home Loan Mortgage Corp. 6.000%, 11/01/32	590,837
5,423,680	Federal Home Loan Mortgage Corp. 5.000%, 10/01/33	5,321,793
3,399,569	Federal Home Loan Mortgage Corp. 5.000%, 03/01/34	3,328,415
5,624,771	Federal Home Loan Mortgage Corp. 5.500%, 06/01/34	5,642,950
2,851,754	Federal Home Loan Mortgage Corp. 6.000%, 06/01/34	2,918,026
5,000,000	Federal National Mortgage Association 2.500%, 06/15/06	4,924,490
5,500,000	Federal National Mortgage Association 4.750%, 01/02/07	5,559,919
21,165,000	Federal National Mortgage Association 2.375%, 02/15/07	20,558,036
1,490,000	Federal National Mortgage Association 3.250%, 11/15/07	1,457,675
3,025,000	Federal National Mortgage Association 3.250%, 08/15/08	2,927,773
6,000,000	Federal National Mortgage Association 3.250%, 02/15/09	5,761,190
3,400,000	Federal National Mortgage Association 6.625%, 11/15/10	3,738,249
950,000	Federal National Mortgage Association 5.500%, 03/15/11	992,794
80,129	Federal National Mortgage Association 7.000%, 04/01/12	83,953
37,033	Federal National Mortgage Association 6.500%, 01/01/13	38,715
3,546	Federal National Mortgage Association 6.500%, 04/01/13	3,707
164,330	Federal National Mortgage Association 6.500%, 06/01/13	171,795
3,921	Federal National Mortgage Association 6.500%, 07/01/13	4,099
1,203,829	Federal National Mortgage Association 6.000%, 10/01/13	1,245,460
78,141	Federal National Mortgage Association 7.000%, 02/01/14	81,871
248,929	Federal National Mortgage Association 6.000%, 03/01/14	257,561
7,350,000	Federal National Mortgage Association 4.125%, 04/15/14	6,986,320
40,477	Federal National Mortgage Association 6.000%, 06/01/14	41,880
78,687	Federal National Mortgage Association 6.500%, 06/01/14	82,266
170,376	Federal National Mortgage Association 6.000%, 07/01/14	176,284
59,411	Federal National Mortgage Association 6.000%, 09/01/14	61,471

Face Amount		Value

	Federal Agencies—(Continued)
$67,701	Federal National Mortgage Association 7.500%, 08/01/15	$71,437
6,633,606	Federal National Mortgage Association 6.500%, 04/01/17	6,934,916
2,066,945	Federal National Mortgage Association 6.000%, 09/01/17	2,138,574
2,360,729	Federal National Mortgage Association 5.500%, 11/01/17	2,408,961
968,965	Federal National Mortgage Association 5.500%, 02/01/18	987,890
1,961,601	Federal National Mortgage Association 5.000%, 06/01/18	1,963,612
6,947,395	Federal National Mortgage Association 4.500%, 07/01/18	6,814,248
2,406,835	Federal National Mortgage Association 5.000%, 01/01/19	2,408,147
2,791,840	Federal National Mortgage Association 4.000%, 04/01/19	2,674,280
1,917,925	Federal National Mortgage Association 4.500%, 05/01/19	1,876,857
3,353,667	Federal National Mortgage Association 4.000%, 01/01/20	3,213,034
4,000,000	Federal National Mortgage Association 5.000%, 02/01/20	3,999,240
206,392	Federal National Mortgage Association 7.000%, 10/01/21	218,308
2,234,425	Federal National Mortgage Association 5.500%, 07/01/23	2,257,882
1,191,776	Federal National Mortgage Association 5.500%, 01/01/24	1,202,912
3,550,917	Federal National Mortgage Association 5.000%, 02/01/24	3,509,761
3,692,542	Federal National Mortgage Association 5.500%, 07/01/24	3,727,108
45,403	Federal National Mortgage Association 7.500%, 09/01/25	48,638
4,334	Federal National Mortgage Association 7.000%, 06/01/26	4,581
54,667	Federal National Mortgage Association 7.500%, 06/01/26	58,557
2,614	Federal National Mortgage Association 8.000%, 10/01/26	2,828
8,615	Federal National Mortgage Association 7.500%, 09/01/27	9,224
2,274	Federal National Mortgage Association 7.500%, 11/01/27	2,434
425	Federal National Mortgage Association 7.500%, 12/01/27	455
28,243	Federal National Mortgage Association 7.500%, 03/01/28	30,201
842,882	Federal National Mortgage Association 6.500%, 05/01/28	877,481
135,891	Federal National Mortgage Association 7.000%, 06/01/28	143,226
107,346	Federal National Mortgage Association 6.000%, 08/01/28	110,065

See accompanying notes to schedule of investments.

MSF-11

Metropolitan Series Fund, Inc.

Lehman Brothers Aggregate Bond Index Portfolio

Schedule of Investments as of March 31, 2005 (Unaudited)

Bonds & Notes—(Continued)

Face Amount		Value

	Federal Agencies—(Continued)
$1,317	Federal National Mortgage Association 7.500%, 08/01/28	$1,408
22,683	Federal National Mortgage Association 6.000%, 11/01/28	23,257
20,084	Federal National Mortgage Association 6.000%, 12/01/28	20,593
1,736,788	Federal National Mortgage Association 6.500%, 12/01/28	1,808,081
61,763	Federal National Mortgage Association 6.500%, 03/01/29	64,299
392,305	Federal National Mortgage Association 6.500%, 04/01/29	408,411
39,409	Federal National Mortgage Association 6.500%, 05/01/29	41,026
128,694	Federal National Mortgage Association 7.500%, 07/01/29	137,800
12,724	Federal National Mortgage Association 6.500%, 08/01/29	13,246
207,706	Federal National Mortgage Association 7.000%, 09/01/29	218,873
133,789	Federal National Mortgage Association 7.000%, 10/01/29	140,982
54,069	Federal National Mortgage Association 7.500%, 10/01/29	57,774
2,101	Federal National Mortgage Association 8.000%, 11/01/29	2,265
7,686	Federal National Mortgage Association 7.000%, 12/01/29	8,099
460,866	Federal National Mortgage Association 6.500%, 05/01/30	479,786
50,733	Federal National Mortgage Association 8.000%, 05/01/30	54,729
2,675,000	Federal National Mortgage Association 7.250%, 05/15/30	3,440,425
32,585	Federal National Mortgage Association 7.500%, 07/01/30	34,816
52,486	Federal National Mortgage Association 8.000%, 11/01/30	56,620
2,450,000	Federal National Mortgage Association 6.625%, 11/15/30	2,932,470
41,802	Federal National Mortgage Association 8.000%, 01/01/31	45,095
75,712	Federal National Mortgage Association 8.000%, 02/01/31	81,676
342,263	Federal National Mortgage Association 6.000%, 06/01/31	349,862
250,080	Federal National Mortgage Association 6.500%, 09/01/31	259,984
1,437,360	Federal National Mortgage Association 7.000%, 01/01/32	1,513,460
78,893	Federal National Mortgage Association 6.500%, 02/01/32	82,608
225,320	Federal National Mortgage Association 7.000%, 04/01/32	237,231
689,775	Federal National Mortgage Association 6.500%, 06/01/32	716,695

Face Amount		Value

	Federal Agencies—(Continued)
$980,046	Federal National Mortgage Association 7.000%, 06/01/32	$1,031,856
2,031,503	Federal National Mortgage Association 6.000%, 09/01/32	2,076,614
1,425,737	Federal National Mortgage Association 5.500%, 10/01/32	1,432,261
866,336	Federal National Mortgage Association 6.000%, 01/01/33	885,573
3,437,398	Federal National Mortgage Association 5.500%, 02/01/33	3,451,539
1,524,264	Federal National Mortgage Association 6.000%, 02/01/33	1,557,975
6,447,069	Federal National Mortgage Association 5.500%, 03/01/33	6,473,592
3,233,553	Federal National Mortgage Association 6.000%, 03/01/33	3,305,066
2,834,127	Federal National Mortgage Association 6.000%, 04/01/33	2,896,807
12,261,055	Federal National Mortgage Association 5.500%, 05/01/33	12,311,495
4,435,901	Federal National Mortgage Association 6.000%, 05/01/33	4,534,006
2,964,006	Federal National Mortgage Association 5.000%, 07/01/33	2,908,571
1,883,590	Federal National Mortgage Association 4.500%, 08/01/33	1,788,525
4,371,716	Federal National Mortgage Association 5.000%, 08/01/33	4,289,953
7,937,943	Federal National Mortgage Association 5.500%, 08/01/33	7,970,599
3,621,298	Federal National Mortgage Association 5.000%, 09/01/33	3,550,684
2,083,373	Federal National Mortgage Association 6.500%, 09/01/33	2,161,314
3,623,019	Federal National Mortgage Association 4.500%, 10/01/33	3,443,047
12,481,278	Federal National Mortgage Association 5.000%, 10/01/33	12,246,050
1,485,913	Federal National Mortgage Association 5.500%, 10/01/33	1,490,833
1,703,096	Federal National Mortgage Association 6.500%, 10/01/33	1,766,811
11,087,291	Federal National Mortgage Association 5.500%, 12/01/33	11,132,903
5,894,761	Federal National Mortgage Association 5.500%, 02/01/34	5,907,349
3,301,327	Federal National Mortgage Association 5.500%, 03/01/34	3,308,377
2,927,886	Federal National Mortgage Association 4.500%, 04/01/34	2,781,809
10,081,908	Federal National Mortgage Association 5.000%, 04/01/34	9,873,508
2,178,851	Federal National Mortgage Association 5.500%, 04/01/34	2,183,504
2,949,931	Federal National Mortgage Association 5.000%, 05/01/34	2,885,995

See accompanying notes to schedule of investments.

MSF-12

Metropolitan Series Fund, Inc.

Lehman Brothers Aggregate Bond Index Portfolio

Schedule of Investments as of March 31, 2005 (Unaudited)

Bonds & Notes—(Continued)

Face Amount		Value

	Federal Agencies—(Continued)
$4,349,949	Federal National Mortgage Association 6.000%, 05/01/34	$4,447,462
3,565,408	Federal National Mortgage Association 5.500%, 06/01/34	3,573,022
6,849,721	Federal National Mortgage Association 5.000%, 09/01/34	6,704,427
4,844,554	Federal National Mortgage Association 6.000%, 09/01/34	4,952,402
9,697,068	Federal National Mortgage Association 6.000%, 11/01/34	9,912,940
10,877,688	Federal National Mortgage Association 5.500%, 12/01/34	10,901,379
2,967,505	Federal National Mortgage Association 5.500%, 01/01/35	2,974,299
5,000,000	Federal National Mortgage Association 5.000%, 02/01/35	4,893,750
5,968,908	Federal National Mortgage Association 5.500%, 02/01/35	5,981,654
300,000	Federal National Mortgage Association 6.210%, 08/06/38	344,214
4,000,000	Federal National Mortgage Association 5.500%, TBA	4,008,125
5,000,000	Federal National Mortgage Association 6.500%, TBA	5,187,500
6,931	Government National Mortgage Association 8.000%, 09/15/16	7,453
19,218	Government National Mortgage Association 6.500%, 05/15/23	20,131
93,121	Government National Mortgage Association 9.000%, 11/15/24	102,143
19,906	Government National Mortgage Association 8.000%, 08/15/26	21,500
26,970	Government National Mortgage Association 8.000%, 09/15/26	29,130
331,424	Government National Mortgage Association 6.500%, 02/15/27	346,730
501	Government National Mortgage Association 7.000%, 04/15/27	530
15,216	Government National Mortgage Association 8.000%, 05/15/27	16,428
63,644	Government National Mortgage Association 7.000%, 01/15/28	67,311
33,245	Government National Mortgage Association 7.500%, 02/20/28	35,557
41,184	Government National Mortgage Association 7.000%, 04/15/28	43,557
64,457	Government National Mortgage Association 7.000%, 05/15/28	68,171
62,494	Government National Mortgage Association 7.000%, 06/15/28	66,095
78,579	Government National Mortgage Association 6.500%, 07/15/28	82,091
113,949	Government National Mortgage Association 6.500%, 08/15/28	119,042
56,523	Government National Mortgage Association 7.000%, 10/15/28	59,780

Face Amount		Value

	Federal Agencies—(Continued)
$90,145	Government National Mortgage Association 6.500%, 11/15/28	$94,174
21,845	Government National Mortgage Association 6.500%, 12/15/28	22,822
72,788	Government National Mortgage Association 6.000%, 01/15/29	74,789
35,872	Government National Mortgage Association 7.000%, 06/15/29	37,935
86,190	Government National Mortgage Association 8.000%, 06/15/29	93,019
45,060	Government National Mortgage Association 6.500%, 07/15/29	47,064
55,014	Government National Mortgage Association 7.500%, 08/15/29	59,065
59,069	Government National Mortgage Association 7.000%, 09/15/29	62,466
48,019	Government National Mortgage Association 7.500%, 04/15/30	51,537
4,729	Government National Mortgage Association 7.000%, 01/15/31	4,999
74,358	Government National Mortgage Association 7.000%, 03/15/31	78,608
317,386	Government National Mortgage Association 6.500%, 06/20/31	330,465
674,138	Government National Mortgage Association 7.000%, 08/15/31	712,664
595,374	Government National Mortgage Association 7.000%, 02/15/32	629,319
558,373	Government National Mortgage Association 6.500%, 07/15/32	583,001
398,150	Government National Mortgage Association 7.000%, 07/15/32	420,850
2,598,231	Government National Mortgage Association 6.000%, 01/15/33	2,669,396
1,000,000	Tennessee Valley Authority 6.000%, 03/15/13	1,084,495

		434,661,216

	Finance & Banking—5.4%
2,750,000	Allstate Corp. 6.125%, 02/15/12	2,928,797
150,000	Allstate Corp. 6.900%, 05/15/38 (c)	175,104
1,000,000	American General Finance Corp. 5.375%, 10/01/12 (c)	1,004,987
600,000	Associates Corp. North America 6.250%, 11/01/08	632,788
1,700,000	Associates Corp. North America 6.950%, 11/01/18	1,925,974
500,000	AXA Financial, Inc. 7.750%, 08/01/10	561,696
500,000	Bank of America Corp. 5.250%, 02/01/07	509,544
300,000	Bank of America Corp. 7.400%, 01/15/11	338,654
3,575,000	Bank One Corp. 2.625%, 06/30/08	3,368,501
300,000	Bell Atlantic Financial Services, Inc. 7.600%, 03/15/07	316,193
750,000	BellSouth Capital Funding Corp. 7.750%, 02/15/10	843,091

See accompanying notes to schedule of investments.

MSF-13

Metropolitan Series Fund, Inc.

Lehman Brothers Aggregate Bond Index Portfolio

Schedule of Investments as of March 31, 2005 (Unaudited)

Bonds & Notes—(Continued)

Face Amount		Value

	Finance & Banking—(Continued)
$173,000	Boeing Capital Corp. 5.650%, 05/15/06	$176,237
151,000	Chase Manhattan Corp. 7.125%, 02/01/07	158,691
350,000	Chubb Corp. 6.000%, 11/15/11 (c)	368,624
2,050,000	CIT Group, Inc. 7.750%, 04/02/12	2,360,884
2,000,000	Citigroup, Inc. 5.750%, 05/10/06	2,040,655
500,000	Citigroup, Inc. 3.500%, 02/01/08	488,218
750,000	Citigroup, Inc. 6.200%, 03/15/09	793,746
250,000	Citigroup, Inc. 7.250%, 10/01/10	278,836
500,000	Countrywide Funding Corp. 5.625%, 05/15/07	511,292
250,000	Equitable Cos., Inc. 6.500%, 04/01/08	263,330
250,000	FleetBoston Financial Corp. 7.250%, 09/15/05	254,219
500,000	FleetBoston Financial Corp. 4.875%, 12/01/06	506,279
1,200,000	Ford Motor Credit Co. 6.500%, 01/25/07	1,214,477
1,000,000	Ford Motor Credit Co. 7.750%, 02/15/07	1,027,346
1,000,000	Ford Motor Credit Co. 7.375%, 10/28/09	1,005,844
300,000	Ford Motor Credit Co. 7.375%, 02/01/11	300,018
400,000	General Electric Capital Corp. 5.375%, 03/15/07 (c)	408,542
1,800,000	General Electric Capital Corp. 5.450%, 01/15/13	1,848,946
200,000	General Electric Capital Corp. 6.750%, 03/15/32	230,818
100,000	General Electric Capital Corp. 7.500%, 08/21/35	125,302
1,000,000	General Motors Acceptance Corp. 7.500%, 07/15/05	1,008,022
1,000,000	General Motors Acceptance Corp. 6.750%, 01/15/06	1,006,963
600,000	General Motors Acceptance Corp. 6.125%, 02/01/07	588,286
250,000	General Motors Acceptance Corp. 5.850%, 01/14/09	232,159
600,000	General Motors Acceptance Corp. 7.750%, 01/19/10	577,433
300,000	General Motors Acceptance Corp. 7.250%, 03/02/11	277,949
1,500,000	Heller Financial, Inc. 6.375%, 03/15/06	1,535,669
350,000	Heller Financial, Inc. 7.375%, 11/01/09	388,631
350,000	Household Finance Corp. 8.000%, 05/09/05	351,645
500,000	Household Finance Corp. 5.750%, 01/30/07	513,268
2,500,000	Household Finance Corp. 4.750%, 05/15/09	2,503,278
300,000	Household Finance Corp. 8.000%, 07/15/10	343,278
100,000	Household Finance Corp. 7.000%, 05/15/12	111,261
500,000	KFW International Finance, Inc. 4.750%, 01/24/07	507,825
1,000,000	KFW International Finance, Inc. 8.000%, 02/15/10	1,153,860

Face Amount		Value

	Finance & Banking—(Continued)
$4,250,000	Lehman Brothers Holdings, Inc. 3.600%, 03/13/09 (c)	$4,088,322
250,000	Mellon Funding Corp. 6.400%, 05/14/11 (c)	269,692
1,000,000	National Rural Utilities Cooperative Finance Corp. 6.200%, 02/01/08	1,047,994
300,000	National Rural Utilities Cooperative Finance Corp. 8.000%, 03/01/32	391,255
1,375,000	RBS Capital Trust II 6.425%, 12/29/49 (d)	1,456,059
1,950,000	SLM Corp. 5.050%, 11/14/14 (c)	1,917,320
500,000	Southern Co. Capital Funding 5.300%, 02/01/07	508,097
9,738	Vanderbilt Mortgage & Finance, Inc. 6.080%, 12/07/15	9,777
500,000	Wachovia Corp. 4.950%, 11/01/06	506,859
500,000	Washington Mutual, Inc. 5.625%, 01/15/07	511,475
500,000	Wells Fargo & Co. 5.125%, 02/15/07	508,990
3,065,000	Wells Fargo & Co. 4.750%, 02/09/15	2,972,958

		52,255,958

	Financial Services—0.1%
1,000,000	General Electric Capital Corp. 6.000%, 06/15/12	1,060,194

	Food & Beverages—0.9%
200,000	Archer-Daniels-Midland Co. 8.875%, 04/15/11	241,769
400,000	Campbell Soup Co. 5.500%, 03/15/07 (c)	408,943
300,000	Coca-Cola Enterprises, Inc. 6.950%, 11/15/26	347,409
500,000	ConAgra Foods, Inc. 6.000%, 09/15/06	513,033
300,000	Fred Meyer, Inc. 7.450%, 03/01/08	321,907
400,000	General Mills, Inc. 5.125%, 02/15/07	406,327
2,000,000	General Mills, Inc. 6.000%, 02/15/12	2,124,101
2,700,000	Kellogg Co. 6.600%, 04/01/11	2,943,014
900,000	Kraft Foods, Inc. 6.250%, 06/01/12	963,435
300,000	Pepsi Bottling Group, Inc. 7.000%, 03/01/29	354,442
300,000	Unilever Capital Corp. 7.125%, 11/01/10	334,935

		8,959,315

	Forest Products & Paper—0.2%
250,000	International Paper Co. 6.875%, 04/15/29 (c)	277,132
1,000,000	MeadWestvaco Corp. 6.850%, 04/01/12	1,105,435
500,000	Weyerhaeuser Co. 7.375%, 03/15/32	580,718

		1,963,285

	Gas & Oil—0.6%
300,000	Atlantic Richfield Co. 5.900%, 04/15/09	315,680
300,000	Conoco, Inc. 6.950%, 04/15/29	355,290
1,900,000	Devon Financing Corp. 6.875%, 09/30/11	2,102,274
750,000	Kinder Morgan Energy Partners, L.P. 6.750%, 03/15/11	809,118

See accompanying notes to schedule of investments.

MSF-14

Metropolitan Series Fund, Inc.

Lehman Brothers Aggregate Bond Index Portfolio

Schedule of Investments as of March 31, 2005 (Unaudited)

Bonds & Notes—(Continued)

Face Amount		Value

	Gas & Oil—(Continued)
$300,000	Occidental Petroleum Corp. 7.375%, 11/15/08	$326,728
300,000	Phillips Petroleum Co. 6.375%, 03/30/09	319,573
1,000,000	Southern California Gas Co. 4.800%, 10/01/12	990,948
300,000	Transocean Sedco Forex, Inc. 7.500%, 04/15/31	360,175

		5,579,786

	Industrial Machinery—0.3%
300,000	Deere & Co. 7.850%, 05/15/10 (c)	341,230
850,000	Deere & Co. 6.950%, 04/25/14	964,067
2,000,000	Encana Corp. 4.750%, 10/15/13	1,946,110

		3,251,407

	Industrials—0.1%
950,000	Kroger Co. 5.500%, 02/01/13 (c)	965,411

	Insurance—0.2%
250,000	American General Capital II 8.500%, 07/01/30 (c)	324,335
500,000	GE Global Insurance Holding Corp. 7.500%, 06/15/10 (c)	547,738
105,000	Hartford Financial Services Group, Inc. 6.375%, 11/01/08	110,439
780,000	Hartford Life, Inc. 7.650%, 06/15/27	960,850

		1,943,362

	Investment Brokerage—1.0%
500,000	Bear Stearns Co., Inc. 5.700%, 01/15/07	512,807
250,000	Bear Stearns Co., Inc. 7.800%, 08/15/07	269,079
900,000	Bear Stearns Co., Inc. 5.700%, 11/15/14	923,828
300,000	Donaldson Lufkin & Jenrette 6.500%, 06/01/08	317,043
750,000	Goldman Sachs Group, Inc. 6.650%, 05/15/09	805,614
2,075,000	Goldman Sachs Group, Inc. 6.125%, 02/15/33	2,127,132
350,000	JPMorgan Chase & Co. 5.350%, 03/01/07	357,341
500,000	JPMorgan Chase & Co. 5.250%, 05/30/07	510,124
250,000	JPMorgan Chase & Co. 6.750%, 02/01/11	272,622
250,000	Merrill Lynch & Co. 6.375%, 10/15/08	264,330
200,000	Merrill Lynch & Co. 6.500%, 07/15/18	216,818
1,150,000	Morgan Stanley 7.250%, 04/01/32	1,377,572
340,000	Paine Webber Group, Inc. 6.550%, 04/15/08	360,300
1,000,000	The Goldman Sachs Group, Inc. 5.700%, 09/01/12	1,032,658

		9,347,268

	Leisure—0.1%
500,000	Carnival Corp. 6.150%, 04/15/08	522,658

Face Amount		Value

	Media—1.5%
$4,650,000	AOL Time Warner, Inc. 6.150%, 05/01/07	$4,811,549
300,000	AOL Time Warner, Inc. 7.625%, 04/15/31	352,186
500,000	Belo Corp. 8.000%, 11/01/08	547,413
1,800,000	CBS, Inc. 7.150%, 05/20/05	1,807,776
600,000	Clear Channel Communications, Inc. 6.000%, 11/01/06	614,737
250,000	Comcast Cable Communications 8.375%, 05/01/07	269,590
1,445,000	Comcast Corp. 5.300%, 01/15/14	1,431,529
250,000	Cox Communications, Inc. 7.750%, 11/01/10	278,990
1,950,000	News America, Inc. 6.550%, 03/15/33	2,031,910
1,000,000	The Walt Disney Co. 6.750%, 03/30/06	1,026,874
200,000	The Walt Disney Co. 6.375%, 03/01/12	215,376
250,000	Time Warner Entertainment Co., L.P. 7.250%, 09/01/08	268,909
418,000	Time Warner, Inc. 9.125%, 01/15/13	517,577

		14,174,416

	Railroads & Equipment—0.0%
200,000	CSX Corp. 6.750%, 03/15/11	218,647

	Real Estate—0.3%
1,000,000	EOP Operating, L.P. 8.375%, 03/15/06	1,039,394
1,500,000	EOP Operating, L.P. 5.875%, 01/15/13	1,530,956

		2,570,350

	Retail—0.5%
1,000,000	Lowe’s Cos., Inc. 6.875%, 02/15/28	1,161,539
750,000	Safeway, Inc. 6.150%, 03/01/06	764,582
500,000	Wal-Mart Stores, Inc. 6.875%, 08/10/09	544,823
2,075,000	Wal-Mart Stores, Inc. 4.550%, 05/01/13	2,034,575

		4,505,519

	Telecommunications—1.1%
500,000	Alltel Corp. 6.800%, 05/01/29	548,427
500,000	Alltel Corp. 7.875%, 07/01/32	620,108
976,000	AT&T Broadband Corp. 8.375%, 03/15/13	1,160,796
500,000	AT&T Wireless Services, Inc. 8.125%, 05/01/12	585,911
300,000	AT&T Wireless Services, Inc. 8.750%, 03/01/31	395,540
250,000	BellSouth Capital Funding Corp. 7.875%, 02/15/30	307,075
100,000	Cingular Wireless, LLC 7.125%, 12/15/31	112,386
850,000	Motorola, Inc. 7.625%, 11/15/10 (c)	955,616
300,000	SBC Communications, Inc. 5.750%, 05/02/06	305,660
2,400,000	SBC Communications, Inc. 5.875%, 02/01/12	2,506,897
400,000	Sprint Capital Corp. 7.625%, 01/30/11	447,058
1,500,000	Sprint Capital Corp. 6.900%, 05/01/19	1,630,982
400,000	Verizon New England, Inc. 6.500%, 09/15/11	432,664

See accompanying notes to schedule of investments.

MSF-15

Metropolitan Series Fund, Inc.

Lehman Brothers Aggregate Bond Index Portfolio

Schedule of Investments as of March 31, 2005 (Unaudited)

Bonds & Notes—(Continued)

Face Amount		Value

	Telecommunications—(Continued)
$500,000	Verizon New York, Inc. 7.375%, 04/01/32 (c)	$572,072

		10,581,192

	Transportation—0.3%
1,000,000	Burlington Northern Santa Fe Corp. 5.900%, 07/01/12 (c)	1,052,618
300,000	CSX Corp. 7.450%, 05/01/07	317,859
500,000	CSX Corp. 7.900%, 05/01/17	602,730
350,000	Norfolk Southern Corp. 6.200%, 04/15/09	368,962
300,000	Norfolk Southern Corp. 7.250%, 02/15/31	359,178

		2,701,347

	Trucking & Freight Forwarding—0.0%
100,000	Fedex Corp. 6.875%, 02/15/06	102,413

	U.S. Treasury—24.8%
1,375,000	United States Treasury Bonds 9.250%, 02/15/16 (c)	1,919,486
1,910,000	United States Treasury Bonds 7.500%, 11/15/16 (c)	2,394,662
1,000,000	United States Treasury Bonds 8.750%, 05/15/17 (c)	1,374,420
1,270,000	United States Treasury Bonds 8.875%, 08/15/17 (c)	1,766,456
1,600,000	United States Treasury Bonds 9.125%, 05/15/18 (c)	2,286,896
10,215,000	United States Treasury Bonds 8.875%, 02/15/19 (c)	14,463,214
1,895,000	United States Treasury Bonds 8.125%, 08/15/19 (c)	2,550,689
2,650,000	United States Treasury Bonds 7.875%, 02/15/21 (c)	3,540,056
4,600,000	United States Treasury Bonds 8.125%, 08/15/21 (c)	6,301,172
1,475,000	United States Treasury Bonds 8.000%, 11/15/21 (c)	2,004,318
2,000,000	United States Treasury Bonds 7.625%, 11/15/22 (c)	2,650,340
7,750,000	United States Treasury Bonds 6.250%, 08/15/23 (c)	9,030,920
500,000	United States Treasury Bonds 6.750%, 08/15/26 (c)	622,700
1,000,000	United States Treasury Bonds 6.500%, 11/15/26 (c)	1,213,800
3,950,000	United States Treasury Bonds 6.125%, 11/15/27 (c)	4,620,552
2,420,000	United States Treasury Bonds 5.500%, 08/15/28 (c)	2,630,758
2,225,000	United States Treasury Bonds 5.375%, 02/15/31 (c)	2,426,629
13,250,000	United States Treasury Notes 2.000%, 05/15/06 (c)	13,031,507
6,000,000	United States Treasury Notes 2.375%, 08/15/06 (c)	5,899,452

Face Amount		Value

	U.S. Treasury—(Continued)
$16,000,000	United States Treasury Notes 2.500%, 10/31/06 (c)	$15,708,480
7,700,000	United States Treasury Notes 2.625%, 11/15/06 (c)	7,569,408
7,500,000	United States Treasury Notes 3.125%, 01/31/07 (c)	7,415,025
6,650,000	United States Treasury Notes 6.250%, 02/15/07 (c)	6,950,979
7,000,000	United States Treasury Notes 3.375%, 02/28/07 (c)	6,948,690
16,680,000	United States Treasury Notes 3.125%, 05/15/07 (c)	16,444,311
3,400,000	United States Treasury Notes 3.250%, 08/15/07 (c)	3,354,780
5,580,000	United States Treasury Notes 5.625%, 05/15/08 (c)	5,848,286
3,000,000	United States Treasury Notes 3.250%, 08/15/08 (c)	2,928,180
15,820,000	United States Treasury Notes 3.375%, 11/15/08 (c)	15,465,284
4,000,000	United States Treasury Notes 3.875%, 05/15/09 (c)	3,966,248
4,420,000	United States Treasury Notes 3.625%, 07/15/09 (c)	4,335,755
5,000,000	United States Treasury Notes 3.375%, 10/15/09 (c)	4,842,050
4,000,000	United States Treasury Notes 3.500%, 12/15/09 (c)	3,886,320
1,710,000	United States Treasury Notes 6.500%, 02/15/10 (c)	1,883,445
7,120,000	United States Treasury Notes 5.750%, 08/15/10 (c)	7,640,650
3,500,000	United States Treasury Notes 5.000%, 08/15/11 (c)	3,637,270
4,500,000	United States Treasury Notes 4.875%, 02/15/12 (c)	4,647,780
5,000,000	United States Treasury Notes 4.375%, 08/15/12 (c)	5,012,800
7,250,000	United States Treasury Notes 4.000%, 11/15/12 (c)	7,077,812
14,380,000	United States Treasury Notes 4.250%, 08/15/13 (c)	14,181,988
1,600,000	United States Treasury Notes 4.250%, 11/15/13 (c)	1,575,488
4,230,000	United States Treasury Notes 4.250%, 08/15/14 (c)	4,150,011
2,000,000	United States Treasury Notes 4.250%, 11/15/14	1,95 9,060

		238,158,127

	Yankee—5.7%
1,000,000	Abbey National, Plc. 6.690%, 10/17/05	1,016,526
300,000	Apache Finance Canada Corp. 7.750%, 12/15/29	389,993

See accompanying notes to schedule of investments.

MSF-16

Metropolitan Series Fund, Inc.

Lehman Brothers Aggregate Bond Index Portfolio

Schedule of Investments as of March 31, 2005 (Unaudited)

Bonds & Notes—(Continued)

Face Amount		Value

	Yankee—(Continued)
$4,650,000	Asian Development Bank 4.875%, 02/05/07	$4,726,539
500,000	BP Canada Finance Co. 3.375%, 10/31/07	488,475
1,000,000	British Telecommunications, Plc. 8.875%, 12/15/30 (d)	1,328,466
600,000	Burlington Resources Finance Co. 5.700%, 03/01/07	614,410
500,000	Conoco Funding Co. 6.350%, 10/15/11	544,107
1,000,000	Deutsche Telekom International Finance 8.750%, 06/15/30 (d)	1,307,851
1,000,000	European Investment Bank 4.000%, 08/30/05	1,002,440
1,500,000	Government of Canada 6.750%, 08/28/06	1,560,826
2,200,000	HSBC Holdings, Plc. 7.500%, 07/15/09	2,437,385
5,050,000	HSBC Holdings, Plc. 5.250%, 12/12/12	5,118,646
1,350,000	Hydro-Quebec 7.500%, 04/01/16	1,614,717
1,000,000	Hydro-Quebec 8.400%, 01/15/22	1,340,148
700,000	Intermediate American Development Bank 5.375%, 11/18/08	726,972
400,000	Intermediate American Development Bank 8.875%, 06/01/09	467,918
200,000	Intermediate American Development Bank 7.000%, 06/15/25	245,770
500,000	Intermediate American Development Bank 6.800%, 10/15/25	600,554
1,000,000	International Bank for Reconstruction & Development 4.375%, 09/28/06	1,008,730
535,000	International Bank for Reconstruction & Development 8.875%, 03/01/26	786,613
2,000,000	Korea Development Bank 5.750%, 09/10/13	2,054,174
2,475,000	Kreditanstalt Fuer Wiederaufba 3.375%, 01/23/08	2,426,579
350,000	National Australia Bank, Ltd. 6.600%, 12/10/07	368,792
300,000	Norsk Hydro A/S 6.700%, 01/15/18	330,580
1,350,000	Norsk Hydro A/S 6.800%, 01/15/28 (c)	1,564,310
250,000	Province of Nova Scotia 9.250%, 03/01/20	352,149

Face Amount		Value

	Yankee—(Continued)
$300,000	Province of Ontario 5.500%, 10/01/08	$311,014
2,000,000	Province of Ontario 5.125%, 07/17/12	2,058,862
1,925,000	Province of Quebec 4.875%, 05/05/14	1,915,338
350,000	Province of Quebec 7.500%, 07/15/23 (c)	438,870
500,000	Republic of Italy 5.250%, 04/05/06	507,510
300,000	Republic of Italy 6.000%, 05/29/08	314,745
3,650,000	Republic of Italy 5.625%, 06/15/12	3,857,820
200,000	Republic of Korea 8.875%, 04/15/08	225,086
1,000,000	Telefonica Europe BV 8.250%, 09/15/30	1,305,717
1,275,000	Tyco International Group S.A. 6.875%, 01/15/29	1,430,638
3,100,000	United Mexican States 9.875%, 01/15/07 (c)	3,379,000
500,000	United Mexican States 9.875%, 02/01/10 (c)	595,750
250,000	United Mexican States 8.375%, 01/14/11	285,313
2,200,000	United Mexican States 8.000%, 09/24/22 (c)	2,486,000
1,150,000	Vodafone Airtouch, Plc. 7.750%, 02/15/10	1,297,303

		54,832,636

	Total Bonds & Notes (Identified Cost $945,245,820)	947,573,696

Short Term Investments—1.7%

	Discount Notes—1.7%
16,000,000	Federal Home Loan Bank 2.400%, 04/01/05	16,000,000
	Total Short Term Investments (Identified Cost $16,000,000)	16,000,000

	Total Investments—100.3% (Identified Cost $961,245,820) (a)	963,573,696
	Other assets less liabilities	(3,124,273)

	Total Net Assets—100%	$960,449,423

See accompanying notes to schedule of investments.

MSF-17

Metropolitan Series Fund, Inc.

Salomon Brothers Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2005 (Unaudited)

Bonds & Notes—88.9% of Total Net Assets

Face Amount		Value

	Aerospace & Defense—0.3%
$200,000	Alliant Techsystems, Inc. 8.500%, 05/15/11	$212,000
225,000	DRS Technologies, Inc. (144A) 6.875%, 11/01/13	225,000
225,000	L-3 Communications Holdings, Inc. 7.625%, 06/15/12	239,062
225,000	Moog, Inc. 6.250%, 01/15/15	220,500
175,000	Sequa Corp. 9.000%, 08/01/09	187,250

		1,083,812

	Airlines—0.0%
100,000	Continental Airlines, Inc. 7.250%, 11/01/05	95,202
75,651	Continental Airlines, Inc. 6.541%, 09/15/09	69,483

		164,685

	Apparel & Textiles—0.2%
50,000	Levi Strauss & Co. 12.250%, 12/15/12	54,500
50,000	Levi Strauss & Co. (144A) 7.730%, 04/01/12 (d)	49,125
250,000	Levi Strauss & Co. (144A) 9.750%, 01/15/15	245,625
225,000	Oxford Industries, Inc. 8.875%, 06/01/11	238,500

		587,750

	Asset Backed—4.1%
246,925	Airplane Pass Through Trust 10.875%, 03/15/19 (g) (i)	0
590,000	Ameriquest Mortgage Securities, Inc. 4.050%, 11/25/34 (d)	601,435
850,000	Amortizing Residential Collateral Trust 4.050%, 08/25/32 (d)	858,113
520,090	Argent NIM Trust (144A) 4. 700%, 07/25/34	518,048
500,000	Asset Backed Securities Corp. 4.710%, 04/15/33 (d)	507,427
1,000,000	Bayview Financial Acquisition Trust (144A) 4.100%, 08/25/36 (d)	998,125
398,457	Bear Stearns Asset Backed Securities (144A) 5.250%, 08/25/34	396,607
800,000	Countrywide Asset Backed Certificates 4.100%, 06/25/34 (d)	813,560
402,828	Countrywide Asset Backed Certificates (144A) 5.500%, 10/25/35	401,516
414,770	Credit Suisse First Boston Mortgage Securities Corp. 4.070%, 09/25/31 (d)	415,418
175,000	Crown Castle International Corp. 7.500%, 12/01/13	192,062
739,140	First Consumers Master Trust 3.120%, 09/15/08 (d)	733,596
845,714	Green Tree Financial Corp. 7.070%, 01/15/29	881,597
1,180,000	Merrill Lynch Mortgage Investors, Inc. (144A) 5.000%, 09/25/35	1,094,821

Face Amount		Value

	Asset Backed—(Continued)
$840,000	Metris Master Trust 3.930%, 11/20/09 (d)	$842,431

783,914	Mid-State Trust 7.340%, 07/01/35	828,506
2,000,000	Morgan Stanley ABS Capital I, Inc. (144A) 4.150%, 05/25/34 (d)	1,999,974
270,000	Novastar Home Equity Loan 4.475%, 02/25/34 (d)	278,250
500,000	Residential Asset Securities Corp. 3.950%, 04/25/32 (d)	502,997
51,184	Sail Net Interest Margin Notes (144A) 6.750%, 11/27/33	50,916
339,430	Sail Net Interest Margin Notes (144A) 5.500%, 03/27/34	340,609
364,389	Sail Net Interest Margin Notes (144A) 5.000%, 04/27/34 (d)	364,827
774,953	Sail Net Interest Margin Notes (144A) 5.000%, 12/27/34	775,195
566,616	Sail Net Interest Margin Notes (144A) 7.050%, 01/27/35 (d)	562,734
1,000,000	Varick Structured Asset Fund, Ltd. (144A) 3.540%, 11/01/35 (d)	10,000

		14,968,764

	Auto Parts—0.3%
250,000	BREED Technologies, Inc. 9.250%, 04/15/08 (g) (i)	0
250,000	CSK Auto, Inc. 7.000%, 01/15/14	235,937
300,000	Dana Corp. 7.000%, 03/01/29	263,454
250,000	Key Plastics Holdings, Inc. 10.250%, 03/15/07 (f)	313
100,000	Tenneco Automotive, Inc. 10.250%, 07/15/13	111,500
150,000	Tenneco Automotive, Inc. (144A) 8.625%, 11/15/14	145,875
201,000	TRW Automotive, Inc. 9.375%, 02/15/13	216,075

		973,154

	Automobiles—0.2%
925,000	DaimlerChrysler North America Holdings Corp. 4.050%, 06/04/08	898,304

	Building & Construction—0.2%
450,000	Associated Materials, Inc. 0/11.250%, 03/01/14 (e)	312,750
250,000	Collins & Aikman Floorcovering Corp. 10.000%, 01/15/07	251,650
125,000	Nortek, Inc. 8.500%, 09/01/14	120,625

		685,025

	Business Services—0.4%
150,000	Cenveo, Inc. 9.625%, 03/15/12	159,750
175,000	Cenveo, Inc. 7.875%, 12/01/13	156,188
150,000	Houghton Mifflin Co. 0/11.500%, 10/15/13 (e)	104,250
125,000	Iron Mountain, Inc. 8.250%, 07/01/11	126,250
50,000	Iron Mountain, Inc. 8.625%, 04/01/13	50,500

See accompanying notes to schedule of investments.

MSF-18

Metropolitan Series Fund, Inc.

Salomon Brothers Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2005 (Unaudited)

Bonds & Notes—(Continued)

Face Amount		Value

	Business Services—(Continued)
$125,000	Iron Mountain, Inc. 7.750%, 01/15/15	$123,437

250,000	Iron Mountain, Inc. 6.625%, 01/01/16	228,125
200,000	R.H. Donnelley, Inc. (144A) 10.875%, 12/15/12	230,500
157,000	SITEL Corp. 9.250%, 03/15/06	157,000

		1,336,000

	Chemicals—1.1%
125,000	Applied Extrusion Technologies, Inc. 10.750%, 07/01/11	68,906
140,000	Borden Chemicals & Plastics, L.P. 9.500%, 05/01/05 (f)	2,450
200,000	Compass Minerals Group, Inc. 10.000%, 08/15/11	217,500
225,000	Equistar Chemicals, L.P. 10.625%, 05/01/11	252,562
275,000	Ethyl Corp. 8.875%, 05/01/10	294,250
175,000	FMC Corp. 10.250%, 11/01/09	195,125
25,000	FMC Corp. 7.750%, 07/01/11	26,500
30,000	Huntsman ICI Chemicals, LLC 10.125%, 07/01/09	31,200
200,000	Huntsman Advanced Materials, LLC (144A) 11.000%, 07/15/10	229,500
375,000	Huntsman International Holdings, LLC 9.875%, 03/01/09	405,000
275,000	ISP Chemco, Inc. 10.250%, 07/01/11	297,687
12,000	Lyondell Chemical Co. 9.875%, 05/01/07	12,300
100,000	Lyondell Chemical Co. 9.500%, 12/15/08	107,000
150,000	Lyondell Chemical Co. 11.125%, 07/15/12	172,500
200,000	Methanex Corp. 8.750%, 08/15/12	231,000
175,000	Millennium America, Inc. 9.250%, 06/15/08	187,688
275,000	OM Group, Inc. 9.250%, 12/15/11	283,250
125,000	PQ Corp. (144A) 7.500%, 02/15/13	123,750
125,000	Resolution Performance Products, Inc. 9.500%, 04/15/10	133,125
200,000	Resolution Performance Products, Inc. 13.500%, 11/15/10	216,000
275,000	Rhodia S.A. 7.625%, 06/01/10	270,875
50,000	Rhodia S.A. 8.875%, 06/01/11	48,625
162,000	Westlake Chemical Corp. 8.750%, 07/15/11	177,188

		3,983,981

	Collateralized Mortgage Obligations—1.4%
1,250,000	Bank of America Large Loan, Inc. (144A) 3.710%, 11/15/15 (d)	1,259,305
141,097	CMO Holdings II, Ltd. (144A) 6.500%, 08/25/05	141,258
275,916	CMO Holdings II, Ltd. (144A) 5.000%, 05/25/34 (d)	274,174
816,770	Commerce 2001 J2 (144A) 5.447%, 07/16/34	837,821

Face Amount		Value

	Collateralized Mortgage Obligations—(Continued)
$475,000	Commercial Mortgage Asset Trust 7.350%, 01/17/32	$547,876
429,598	Commercial Mortgage Pass-Through Certificate (144A) 3.810%, 11/15/15 (d)	432,080
11,605,259	First Union National Bank Commercial Mortgage 0.533%, 05/17/32 (d) (h)	327,849
1,250,000	Merit Securities Corp. (144A) 4.170%, 09/28/32 (d)	1,236,634

		5,056,997

	Communications Services—0.9%
200,000	Advanstar Communications, Inc. 10.750%, 08/15/10	222,500
43,000	American Tower Corp. 9.375%, 02/01/09	45,150
150,000	American Tower Corp. 7.500%, 05/01/12	152,250
80,000	American Tower Escrow Zero Coupon, 08/01/08	60,000
250,000	Centennial Communications Corp. 10.125%, 06/15/13	276,250
325,000	Centennial Communications Corp. 1.000%, 02/01/14	333,125
25,000	Crown Castle International Corp. 9.375%, 08/01/11	27,188
225,000	Crown Castle International Corp. 10.750%, 08/01/11	240,187
600,000	Lucent Technologies, Inc. 6.450%, 03/15/29	517,500
100,000	Muzak, LLC 10.000%, 02/15/09	82,000
150,000	Muzak, LLC 9.875%, 03/15/09	67,500
275,000	Qwest Services Corp. (144A) 14.000%, 12/15/10 (d)	318,313
250,000	Qwest Services Corp. (144A) 9.125%, 03/15/12 (d)	271,875
325,000	Qwest Services Corp. (144A) 14.500%, 12/15/14 (d)	392,437
300,000	SBA Communications Corp. 0/9.750%, 12/15/11 (e)	258,750
150,000	SpectraSite, Inc. 8.250%, 05/15/10	156,375

		3,421,400

	Computers & Business Equipment—0.1%
150,000	Interface, Inc. 7.300%, 04/01/08	146,250
225,000	Seagate Technology HDD Holdings 8.000%, 05/15/09	239,063

		385,313

	Construction Materials—0.1%
400,000	KI Holdings, Inc. (144A) 0/9.875%, 11/15/14 (e)	246,000

	Containers & Glass—0.7%
250,000	Anchor Glass Container Corp. 11.000%, 02/15/13	225,625
325,000	Berry Plastics Corp. 10.750%, 07/15/12	366,437

See accompanying notes to schedule of investments.

MSF-19

Metropolitan Series Fund, Inc.

Salomon Brothers Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2005 (Unaudited)

Bonds & Notes—(Continued)

Face Amount		Value

	Containers & Glass—(Continued)
$300,000	Jefferson Smurfit Corp. 8.250%, 10/01/12	$308,250
225,000	Owens-Brockway Glass Container, Inc. 7.750%, 05/15/11	235,688
275,000	Owens-Illinois, Inc. 7.350%, 05/15/08	282,562
375,000	Plastipak Holdings, Inc. 10.750%, 09/01/11	416,250
125,000	Pliant Corp. 11.125%, 09/01/09	125,000
275,000	Radnor Holdings Corp. 11.000%, 03/15/10	203,500
75,000	Stone Container Corp. 9.750%, 02/01/11	80,250
250,000	Tekni-Plex, Inc. (144A) 8.750%, 11/15/13	236,875

		2,480,437

	Cosmetics & Personal Care—0.2%
200,000	Del Laboratories, Inc. (144A) 8.000%, 02/01/12	192,000
225,000	General Nutrition Centers, Inc. 8.500%, 12/01/10	191,250
147,000	Jafra Cosmetics International, Inc. 10.750%, 05/15/11	169,050

		552,300

	Drugs & Heath Care—0.7%
225,000	aaiPharma, Inc. 12.000%, 04/01/10 (d)	110,250
225,000	Extendicare Health Services, Inc. 9.500%, 07/01/10	246,094
200,000	Vicar Operating, Inc. 9.875%, 12/01/09	216,500
250,000	Warner Chilcott Corp. (144A) 8.750%, 02/01/15	251,250
1,650,000	Wyeth 5.500%, 03/15/13 (d)	1,677,256

		2,501,350

	Electrical Utilities—2.1%
75,000	AES Corp. 9.500%, 06/01/09	82,031
200,000	AES Corp. 9.375%, 09/15/10	220,500
200,000	AES Corp. 7.750%, 03/01/14	206,500
975,000	Appalachian Power Co. 5.950%, 05/15/33	983,453
50,000	Calpine Corp. 7.875%, 04/01/08	36,250
350,000	Calpine Corp. (144A) 8.500%, 07/15/10	274,750
40,000	Calpine Corp. (144A) 8.750%, 07/15/13	30,200
150,000	Calpine Generating Co., LLC 11.169%, 04/01/11 (d)	143,250
1,125,000	Duke Energy Co. 4.200%, 10/01/08	1,111,318
475,000	Edison Mission Energy 9.875%, 04/15/11	548,625
200,000	El Paso Energy Corp. 7.875%, 06/15/12	199,000
75,000	El Paso Energy Corp. 7.800%, 08/01/31	70,500
575,000	El Paso Energy Corp. 7.750%, 01/15/32	541,937
325,000	Mirant Americas Generation, LLC 9.125%, 05/01/31	353,438
430,000	NRG Energy, Inc. (144A) 8.000%, 12/15/13	454,725
1,100,000	Pinnacle West Capital Corp. 6.400%, 04/01/06	1,115,330
425,000	Reliant Resources, Inc. 9.500%, 07/15/13	462,187

Face Amount		Value

	Electrical Utilities—(Continued)
$50,000	Williams Cos., Inc. 7.125%, 09/01/11	$52,188
100,000	Williams Cos., Inc. 7.625%, 07/15/19	108,250
125,000	Williams Cos., Inc. 7.875%, 09/01/21	136,250
325,000	Williams Cos., Inc. 8.750%, 03/15/32	385,937

		7,516,619

	Energy—0.3%
300,000	Allegheny Energy Supply Co., LLC (144A) 10.250%, 11/15/07	331,500
250,000	Dynegy Holdings, Inc. 7.125%, 05/15/18	196,250
575,000	Dynegy Holdings, Inc. 7.625%, 10/15/26	443,469
50,000	Dynegy Holdings, Inc. (144A) 9.875%, 07/15/10	53,562

		1,024,781

	Environmental Control—0.1%
75,000	Allied Waste North America, Inc. 8.500%, 12/01/08	76,875
275,000	Allied Waste North America, Inc. 9.250%, 09/01/12	294,250
150,000	Allied Waste North America, Inc. 7.375%, 04/15/14	135,750
25,000	Allied Waste North America, Inc. (144A) 7.250%, 03/15/15	23,750
250,000	Safety-Kleen Services, Inc. 9.250%, 06/01/08 (g)	1,000

		531,625

	Federal Agencies—30.1%
205	Federal Home Loan Mortgage Corp. 11.565%, 06/15/21 (d) (h)	395
22,600,000	Federal Home Loan Mortgage Corp. 5.000%, TBA	22,105,625
6,000,000	Federal Home Loan Mortgage Corp. 5.500%, TBA	6,015,000
8,954	Federal National Mortgage Association 10.400%, 04/25/19	9,878
316,495	Federal National Mortgage Association 8.500%, 08/01/19	344,391
40,955	Federal National Mortgage Association 6.500%, 03/01/26	42,711
8,574	Federal National Mortgage Association 7.000%, 05/01/26	9,063
13,133	Federal National Mortgage Association 8.000%, 08/01/27	14,152
14,009	Federal National Mortgage Association 7.500%, 12/01/29	14,969
26,231	Federal National Mortgage Association 7.500%, 06/01/30	28,031
24,026	Federal National Mortgage Association 7.500%, 08/01/30	25,671
102,893	Federal National Mortgage Association 7.500%, 11/01/30	110,106
29,349	Federal National Mortgage Association 7.500%, 01/01/31	31,358

See accompanying notes to schedule of investments.

MSF-20

Metropolitan Series Fund, Inc.

Salomon Brothers Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2005 (Unaudited)

Bonds & Notes—(Continued)

Face Amount		Value

	Federal Agencies—(Continued)
$466,080	Federal National Mortgage Association 8.000%, 01/01/31	$501,917
11,513	Federal National Mortgage Association 7.500%, 02/01/31	12,320
15,315	Federal National Mortgage Association 7.500%, 03/01/31	16,361
13,000,000	Federal National Mortgage Association 4.000%, TBA	12,443,444
8,100,000	Federal National Mortgage Association 4.500%, TBA	7,684,875
11,500,000	Federal National Mortgage Association 5.000%, TBA	11,241,250
25,000,000	Federal National Mortgage Association 5.500%, TBA	25,031,250
10,000,000	Federal National Mortgage Association 6.000%, TBA	10,218,750
10,000,000	Federal National Mortgage Association 6.500%, TBA	10,375,000
3,375,000	Federal National Mortgage Association 5.000%, TBA	3,289,572

		109,566,089

	Finance & Banking—2.5%
1,950,000	Bank of America Corp. 7.400%, 01/15/11	2,198,321
100,000	Borden Finance Corp. (144A) 9.000%, 07/15/14	108,000
1,125,000	Capital One Bank 4.875%, 05/15/08	1,133,088
1,175,000	CIT Group, Inc. 7.750%, 04/02/12	1,359,083
1,100,000	Ford Motor Credit Co. 7.875%, 06/15/10	1,119,889
1,225,000	Household Finance Corp. 6.375%, 11/27/12	1,324,505
600,000	Independence Community Bank Corp. 3.500%, 06/20/13 (d)	569,909
1,135,000	Standard Chartered Bank (144A) 8.000%, 05/30/31	1,456,006

		9,268,801

	Financial Services—2.0%
46,590	Ahold Lease USA, Inc. 7.820%, 01/02/20	50,085
118,000	Alamosa Delaware, Inc. 0/12.000%, 07/31/09 (e)	128,325
146,000	Alamosa Delaware, Inc. 11.000%, 07/31/10	166,075
50,000	Athena Neuro Finance, LLC 7.250%, 02/21/08	41,875
1,725,000	Countrywide Funding Corp. 4.000%, 03/22/11	1,633,182
1,325,000	General Motors Acceptance Corp. 6.875%, 09/15/11	1,198,914
1,400,000	International Lease Finance Corp. 4.375%, 11/01/09	1,376,325
875,000	Lombardy Region 5.804%, 10/25/32	928,480
200,000	MBNA Corp. 6.250%, 01/17/07	206,507
900,000	MBNA Corp. 4.625%, 09/15/08	895,942
580,000	Novastar Finance, Inc. 3.825%, 06/25/34 (d)	581,884

		7,207,594

Face Amount		Value

	Food & Beverages—0.7%
$100,000	del Monte Corp. 8.625%, 12/15/12	$108,250
125,000	Friendly Ice Cream Corp. 8.375%, 06/15/12	118,750
200,000	Hines Nurseries, Inc. 10.250%, 10/01/11	216,000
360,000	Kraft Foods, Inc. 5.625%, 11/01/11	373,539
29,952	Nutritional Sourcing Corp. 10.125%, 08/01/09	22,164
150,000	Pilgrim’s Pride Corp. 9.250%, 11/15/13	165,000
225,000	Pinnacle Foods Holding Corp. 8.250%, 12/01/13	192,375
1,000,000	Safeway, Inc. 7.250%, 02/01/31	1,087,823
275,000	Sbarro, Inc. 11.000%, 09/15/09	265,375
150,000	Swift & Co. 10.125%, 10/01/09	164,625

		2,713,901

	Foreign Government—8.2%
4,450,000	Bundesrepublic of Deutschland 5.250%, 01/04/11, (EUR)	6,393,753
2,600,000	Bundesrepublic of Deutschland 5.000%, 01/04/12, (EUR)	3,717,857
5,600,000	Federal Republic of Germany 4.250%, 02/15/08, (EUR)	7,573,328
4,400,000	French Treasury Note 3.500%, 07/12/09, (EUR)	5,814,391
4,400,000	Republic of Finland 5.750%, 02/23/11, (EUR)	6,479,401

		29,978,730

	Forest Products & Paper—0.2%
150,000	Appleton Papers, Inc. 9.750%, 06/15/14	156,750
125,000	Bowater, Inc. 6.500%, 06/15/13	119,063
160,000	Buckeye Technologies, Inc. 9.250%, 09/15/08	159,200
75,000	Buckeye Technologies, Inc. 8.000%, 10/15/10	74,250
250,000	Newark Group, Inc. 9.750%, 03/15/14	253,750

		763,013

	Gas & Oil—1.2%
425,000	Chesapeake Energy Corp. (144A) 6.375%, 06/15/15	419,687
375,000	Devon Financing Corp. 6.875%, 09/30/11	412,886
750,000	Entergy Gulf Systems, Inc. 6.200%, 07/01/33	747,425
275,000	Exco Resources, Inc. 7.250%, 01/15/11	279,125
325,000	Forest Oil Corp. 8.000%, 12/15/11	357,500
225,000	Hanover Compressor Co. 0.010%, 03/31/07	198,000
260,000	Magnum Hunter Resources, Inc. 9.600%, 03/15/12	291,200
250,000	Plains Exploration & Production Co. 7.125%, 06/15/14	261,250
275,000	Stone Energy Corp. 8.250%, 12/15/11	286,688
935,000	Valero Energy Corp. 4.750%, 06/15/13	911,254

See accompanying notes to schedule of investments.

MSF-21

Metropolitan Series Fund, Inc.

Salomon Brothers Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2005 (Unaudited)

Bonds & Notes—(Continued)

Face Amount		Value

	Gas & Oil—(Continued)
$125,000	Vintage Petroleum, Inc. 7.875%, 05/15/11	$132,500

		4,297,515

	Health Care—1.3%
275,000	Ameripath, Inc. 10.500%, 04/01/13	273,625
125,000	Davita, Inc. (144A) 7.250%, 03/15/15	122,500
275,000	Genesis Healthcare Corp. 8.000%, 10/15/13	299,750
275,000	HCA, Inc. 6.375%, 01/15/15	272,977
900,000	Humana, Inc. 6.300%, 08/01/18	935,331
225,000	IASIS Healthcare, LLC 8.750%, 06/15/14	234,563
125,000	Icon Health & Fitness, Inc. 11.250%, 04/01/12	87,500
150,000	Insight Health Services Corp. 9.875%, 11/01/11	147,000
250,000	National Mentor, Inc. (144A) 9.625%, 12/01/12	260,625
133,000	Psychiatric Solutions, Inc. 10.625%, 06/15/13	147,630
325,000	Tenet Healthcare Corp. 7.375%, 02/01/13	306,312
50,000	Tenet Healthcare Corp. 9.875%, 07/01/14	52,000
125,000	Tenet Healthcare Corp. 6.875%, 11/15/31	100,000
200,000	Vanguard Health Holdings Co., LLC 0/11.250%, 10/01/15 (e)	133,500
225,000	VWR International, Inc. 8.000%, 04/15/14	227,813
1,010,000	Wellpoint Health Networks, Inc. 6.375%, 01/15/12	1,089,910

		4,691,036

	Health Care - Products—0.1%
225,000	Medical Device Manufacturing, Inc. 10.000%, 07/15/12	240,750

	Hotels & Restaurants—0.5%
250,000	Carrols Corp. (144A) 9.000%, 01/15/13	257,500
75,000	Chumash Casino & Resort Enterprises 9.000%, 07/15/10 (d)	80,250
125,000	Gaylord Entertainment Co. (144A) 6.750%, 11/15/14	118,438
70,000	HMH Properties, Inc. 7.875%, 08/01/08	71,400
325,000	Inn of the Mountain Gods Resort 12.000%, 11/15/10	381,875
250,000	John Q Hammons Hotels, L.P. 8.875%, 05/15/12	268,125
225,000	Park Place Entertainment Corp. 9.375%, 02/15/07	239,344
50,000	Park Place Entertainment Corp. 8.125%, 05/15/11	55,375
225,000	Sun International Hotels, Ltd. 8.875%, 08/15/11	241,312
250,000	Turning Stone Casino Resort Enterprise (144A) 9.125%, 12/15/10	259,687

		1,973,306

Face Amount		Value

	Household Appliances & Home Furnishings—0.3%
$340,000	Home Interiors & Gifts, Inc. 10.125%, 06/01/08	$280,500
225,000	Sealy Mattress Co. 8.250%, 06/15/14	234,562
175,000	Simmons Bedding Co. 7.875%, 01/15/14	178,500
163,000	Tempur-Pedic, Inc. 10.250%, 08/15/10	182,968
86,000	Windmere-Durable Holdings, Inc. 10.000%, 07/31/08	86,860

		963,390

	Industrial Machinery—0.2%
100,000	Blount International, Inc. 8.875%, 08/01/12	105,500
125,000	Brand Services, Inc. 12.000%, 10/15/12	138,750
25,000	Case New Holland, Inc. (144A) 9.250%, 08/01/11	26,625
50,000	Dresser-Rand Group, Inc. (144A) 7.375%, 11/01/14	50,000
150,000	Flowserve Corp. 12.250%, 08/15/10	163,125
100,000	NMHG Holding Co. 10.000%, 05/15/09	107,750
225,000	Terex Corp. 10.375%, 04/01/11	244,687

		836,437

	Industrials—0.1%
150,000	Corrections Corp. of America (144A) 6.250%, 03/15/13	144,000
250,000	Sensus Metering Systems, Inc. 8.625%, 12/15/13	255,625

		399,625

	Investment Brokerage—0.5%
875,000	JPMorgan Chase & Co. 6.625%, 03/15/12	956,639
625,000	Morgan Stanley Dean Witter & Co. 6.600%, 04/01/12	682,235

		1,638,874

	Iron & Steel—0.0%
100,000	Alaska Steel Corp. 7.875%, 02/15/09	98,000

	Leisure—0.8%
300,000	Argosy Gaming Co. 7.000%, 01/15/14	324,375
300,000	Boyd Gaming Corp. 6.750%, 04/15/14	296,250
225,000	Herbst Gaming, Inc. 8.125%, 06/01/12	234,000
225,000	Las Vegas Sands Corp. (144A) 6.375%, 02/15/15	213,469
475,000	MGM Mirage, Inc. 6.750%, 09/01/12	478,562
125,000	Mohegan Tribal Gaming Authority 7.125%, 08/15/14	125,313
150,000	Mohegan Tribal Gaming Authority (144A) 6.875%, 02/15/15	148,500
200,000	Penn National Gaming, Inc. (144A) 6.750%, 03/01/15	197,000
250,000	Pinnacle Entertainment, Inc. 8.750%, 10/01/13	258,750
225,000	Seneca Gaming Corp. 7.250%, 05/01/12	223,875
125,000	Six Flags, Inc. 9.750%, 04/15/13	116,562

See accompanying notes to schedule of investments.

MSF-22

Metropolitan Series Fund, Inc.

Salomon Brothers Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2005 (Unaudited)

Bonds & Notes—(Continued)

Face Amount		Value

	Leisure—(Continued)
$125,000	Six Flags, Inc. 9.625%, 06/01/14	$115,313
300,000	Station Casinos, Inc. 6.875%, 03/01/16	300,375

		3,032,344

	Media—1.7%
825,000	AOL Time Warner, Inc. 7.625%, 04/15/31	969,182
350,000	Cablevision Systems Corp. (144A) 7.880%, 04/01/09 (d)	371,000
350,000	Cablevision Systems Corp. (144A) 8.000%, 04/15/12	359,625
250,000	Cadmus Communications Corp. 8.375%, 06/15/14	261,250
250,000	CBD Media Holdings, LLC 9.250%, 07/15/12	255,000
50,000	Charter Communication Holdings, LLC 8.625%, 04/01/09	38,625
625,000	Charter Communication Holdings, LLC 10.000%, 04/01/09	506,250
200,000	Charter Communication Holdings, LLC 0/11.750%, 01/15/10 (e)	171,500
200,000	Charter Communication Holdings, LLC 10.250%, 01/15/10	160,500
275,000	Charter Communication Holdings, LLC 0/11.750%, 05/15/11 (e)	189,750
70,000	Charter Communication Holdings, LLC 10.000%, 05/15/11	53,725
75,000	Charter Communication Holdings, LLC 0/12.125%, 01/15/12 (e)	46,875
350,000	Cinemark, Inc. 0/9.750%, 03/15/14 (e)	248,500
100,000	CSC Holdings, Inc. 10.500%, 05/15/16	110,000
244,000	Dex Media West, LLC 9.875%, 08/15/13	272,060
225,000	Dex Media West, LLC 0/9.000%, 11/15/13 (e)	171,000
225,000	DIRECTV Holdings, LLC 8.375%, 03/15/13	243,562
250,000	Insight Midwest, L.P. 10.500%, 11/01/10	267,500
150,000	Interep National Radio Sales, Inc. 10.000%, 07/01/08	118,125
250,000	Lodgenet Entertainment Corp. 9.500%, 06/15/13	272,500
25,000	Loews Cineplex Entertainment Corp. (144A) 9.000%, 08/01/14	24,875
225,000	Nextmedia Operating, Inc. 10.750%, 07/01/11	245,531
200,000	Radio One, Inc. 8.875%, 07/01/11	214,000
175,000	Rainbow National Services, LLC (144A) 10.375%, 09/01/14	195,563
250,000	Vertis, Inc. 9.750%, 04/01/09	261,250
250,000	Young Broadcasting, Inc. 10.000%, 03/01/11	255,625

		6,283,373

Face Amount		Value

	Metals—0.1%
$225,000	Imco Recycling, Inc. 10.375%, 10/15/10	$249,750
25,000	Imco Recycling, Inc. (144A) 9.000%, 11/15/14	26,250
375,000	Mueller Holdings, Inc. 0/14.750%, 04/15/14 (e)	258,750

		534,750

	Real Estate—0.8%
850,000	Boston Properties, L.P. (REIT) 6.250%, 01/15/13	909,206
225,000	Felcor Lodging, L.P. (REIT) 0/9.000%, 06/01/11 (e)	241,875
100,000	Host Marriot, L.P. (REIT) 9.500%, 01/15/07	105,500
350,000	Host Marriot, L.P. (REIT) (144A) 6.375%, 03/15/15	334,250
1,125,000	iStar Financial, Inc. (REIT) 5.150%, 03/01/12	1,088,333
75,000	Meristar Hospitality Operating Partnership, L.P. (REIT) 10.500%, 06/15/09	80,250
175,000	Meristar Hospitality Operating Partnership, L.P. (REIT) 9.125%, 01/15/11	182,875

		2,942,289

	Retail—0.5%
250,000	Doane Pet Care Co. 9.750%, 05/15/07	245,000
50,000	Doane Pet Care Co. 10.750%, 03/01/10	53,000
175,000	Finlay Fine Jewelry Corp. 8.375%, 06/01/12	165,375
150,000	Leslie’s Poolmart, Inc. (144A) 7.750%, 02/01/13	151,500
350,000	NEBCO Evans Holdings Co. 0/12.375%, 07/15/07 (e) (g) (i)	0
125,000	PETCO Animal Supplies, Inc. 10.750%, 11/01/11	140,000
125,000	Rite Aid Corp. 11.250%, 07/01/08	133,125
1,000,000	The Ltd., Inc. 6.950%, 03/01/33	1,028,727

		1,916,727

	Semiconductors—0.1%
125,000	Amkor Technologies, Inc. 9.250%, 02/15/08	119,375
175,000	Amkor Technologies, Inc. 10.500%, 05/01/09	156,625
50,000	Amkor Technologies, Inc. 7.125%, 03/15/11	42,125

		318,125

	Telecommunications—1.8%
950,000	AT&T Broadband Corp. 8.375%, 03/15/13	1,128,821
400,000	AT&T Wireless Services, Inc. 8.750%, 03/01/31	527,724
100,000	Intelsat Bermuda, Ltd. (144A) 7.794%, 01/15/12 (d)	101,500

See accompanying notes to schedule of investments.

MSF-23

Metropolitan Series Fund, Inc.

Salomon Brothers Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2005 (Unaudited)

Bonds & Notes—(Continued)

Face Amount		Value

	Telecommunications—(Continued)
$375,000	MCI, Inc. 8.735%, 05/01/14 (d)	$412,500
50,000	Mediacom Broadband, LLC 9.500%, 01/15/13	49,875
175,000	Mediacom Broadband, LLC 11.000%, 07/15/13	187,250
250,000	Nextel Communications, Inc. 6.875%, 10/31/13	260,625
450,000	Nextel Communications, Inc. 7.375%, 08/01/15	475,313
100,000	PanAmSat Corp. 9.000%, 08/15/14	105,500
925,000	Sprint Capital Corp. 8.375%, 03/15/12	1,081,046
50,000	Ubiquitel Operating Co. 9.875%, 03/01/11	55,125
175,000	Ubiquitel Operating Co. (144A) 9.875%, 03/01/11	192,938
1,580,000	Verizon Florida, Inc. 6.125%, 01/15/13	1,642,054
75,000	Western Wireless Corp. 9.250%, 07/15/13	85,500
150,000	Zeus Special Subsidiary, Ltd. (144A) Zero Coupon, 02/01/15	94,875

		6,400,646

	Transportation—0.2%
200,000	Holt Group, Inc. 9.750%, 01/15/06 (g) (i)	0
675,000	Union Pacific Corp. 3.625%, 06/01/10	636,266

		636,266

	U.S. Treasury—7.8%
200,000	United States Treasury Bonds 6.125%, 11/15/27	233,758
910,000	United States Treasury Bonds 5.500%, 08/15/28	988,559
2,000,000	United States Treasury Bonds 5.250%, 11/15/28	2,103,360
1,000,000	United States Treasury Bonds 6.125%, 08/15/29	1,177,852
125,000	United States Treasury Bonds 5.375%, 02/15/31	136,235
8,500,000	United States Treasury Notes 3.125%, 04/15/09	8,196,856
4,800,000	United States Treasury Notes 3.625%, 01/15/10	4,685,064
8,805,000	United States Treasury Notes 4.000%, 02/15/14	8,497,168
2,330,000	United States Treasury Notes 4.250%, 11/15/14	2,281,853

		28,300,705

	Yankee—13.8%
175,000	Abitibi Consolidated, Inc. 8.550%, 08/01/10	177,625
275,000	Ainsworth Lumber Co., Ltd. (144A) 7.250%, 10/01/12	269,500
227,000	BCP Caylux Holdings, S.C.A. (144A) 9.625%, 06/15/14	258,780
175,000	Bowater Canada Finance Corp. 7.950%, 11/15/11	181,563
348,767	CanWest Media, Inc. (144A) 8.000%, 09/15/12	367,077

Face Amount		Value

	Yankee—(Continued)
$1,500,000	Corporacion Andina de Fomento 6.875%, 03/15/12	$1,649,775
1,130,000	Domtar, Inc. 5.375%, 12/01/13	1,064,854
4,689,749	Federative Republic of Brazil 3.125%, 04/15/12 (d)	4,402,736
2,958,025	Federative Republic of Brazil 8.000%, 04/15/14 (d)	2,932,291
450,000	Federative Republic of Brazil 10.500%, 07/14/14	495,000
850,000	Federative Republic of Brazil 10.125%, 05/15/27	892,500
1,230,000	Federative Republic of Brazil 12.250%, 03/06/30	1,488,300
775,000	Federative Republic of Brazil 11.000%, 08/17/40	862,575
1,375,000	Government of Russia 11.000%, 07/24/18	1,905,475
114,000	Ispat Inland ULC 9.750%, 04/01/14	133,380
250,000	JSG Funding, Plc. 9.625%, 10/01/12	268,750
200,000	Norske Skog Canada, Ltd. 8.625%, 06/15/11	207,000
275,000	Novelis, Inc. (144A) 7.250%, 02/15/15	269,500
200,000	Petronas Capital, Ltd. (144A) 7.000%, 05/22/12	220,379
900,000	Precision Drilling Corp. 5.625%, 06/01/14	921,193
1,975,000	Republic of Argentina 0/6.000%, 03/31/23 (e)	1,120,813
250,000	Republic of Argentina 2.313%, 03/31/23 (g)	143,125
400,000	Republic of Bulgaria 8.250%, 01/15/15	487,520
500,000	Republic of Columbia 10.000%, 01/23/12	540,000
150,000	Republic of Columbia 10.750%, 01/15/13	167,625
300,000	Republic of Columbia 8.125%, 05/21/24	273,000
110,000	Republic of Columbia 8.375%, 02/15/27	101,200
625,000	Republic of Columbia 10.375%, 01/28/33	662,500
1,000,000	Republic of Ecuador 12.000%, 11/15/12	997,500
50,000	Republic of Ecuador 8.000%, 08/15/30 (d)	44,875
385,000	Republic of Panama 9.625%, 02/08/11	435,050
316,656	Republic of Panama 3.750%, 07/17/14 (d)	302,406
550,000	Republic of Panama 9.375%, 01/16/23	616,000
1,075,000	Republic of Peru 9.125%, 02/21/12	1,209,375
225,000	Republic of Peru 9.875%, 02/06/15	259,875
425,000	Republic of Peru 5.000%, 03/07/17 (d)	397,375
1,050,000	Republic of Philippines 8.375%, 03/12/09	1,105,125
225,000	Republic of Philippines 8.875%, 03/17/15	227,250
900,000	Republic of Philippines 9.875%, 01/15/19	940,500
425,000	Republic of Philippines 10.625%, 03/16/25	454,750
525,000	Republic of South Africa 6.500%, 06/02/14	551,250
500,000	Republic of Turkey 9.000%, 06/30/11	547,500
550,000	Republic of Turkey 11.500%, 01/23/12	668,937
165,000	Republic of Turkey 11.000%, 01/14/13	199,650
450,000	Republic of Turkey 11.875%, 01/15/30	597,375
550,000	Republic of Venezeula 8.500%, 10/08/14	541,750

See accompanying notes to schedule of investments.

MSF-24

Metropolitan Series Fund, Inc.

Salomon Brothers Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2005 (Unaudited)

Bonds & Notes—(Continued)

Preferred Stocks—(Continued)

Face Amount		Value

	Yankee—(Continued)
$1,175,000	Republic of Venezuela 10.750%, 09/19/13	$1,307,188
200,000	Republic of Venezuela 9.250%, 09/15/27	198,600
5,770,000	Russian Federation 5/7.500%, 03/31/30 (e)	5,922,905
275,000	Smurfit Capital 7.500%, 11/20/25	264,000
900,000	Telecom Italia Capital (144A) 4.000%, 01/15/10	860,417
150,000	The Jean Coutu Group, Inc. 8.500%, 08/01/14	145,688
350,000	Ukraine Government International Bond 6.875%, 03/04/11	360,080
325,000	Ukraine Government International Bond 7.650%, 06/11/13	348,156
825,000	United Mexican States 6.375%, 01/16/13	855,938
2,625,000	United Mexican States 5.875%, 01/15/14	2,605,312
3,475,000	United Mexican States 6.625%, 03/03/15	3,620,950
275,000	United Mexican States 8.000%, 09/24/22	312,125
275,000	United Mexican States 7.500%, 04/08/33	291,500
815,000	United Utilities, Plc. 4.550%, 06/19/18	729,066
49,000	Yell Finance BV 0/13.500%, 08/01/11 (e)	48,755

		50,431,259

	Total Bonds & Notes (Identified Cost $322,560,353)	323,831,842

Common Stocks—0.3%
Shares

	Commercial Services & Supplies—0.0%
8,621	Continental AFA Dispensing Co. (f)	47,415

	Communications Equipment—0.1%
4,644	SpectraSite, Inc. (b)	269,213

	Diversified Telecommunication Services—0.1%
7,093	NTL, Inc. (b)	451,611
9,846	Telewest Global, Inc. (b)	175,161

		626,772

	Media—0.1%
36,797	UnitedGlobalCom, Inc. (Class A) (b)	348,100

	Total Common Stocks (Identified Cost $1,187,991)	1,291,500

Preferred Stocks—0.1%

	Diversified Financial Services—0.0%
840	TCR Holdings (Class B) (b)	1
462	TCR Holdings (Class C) (b) (i)	0
1,219	TCR Holdings (Class D) (b)	1
2,521	TCR Holdings (Class E) (b)	3

		5

Shares		Value

	Wireless Telecommunication Services—0.1%
374	Alamosa Holdings, Inc.	$324,632

	Total Preferred Stocks (Identified Cost $110,256)	324,637

Warrants—0.0%

	Communications Equipment—0.0%
80	American Tower Corp. (144A)	17,960

	Wireless Telecommunication Services—0.0%
125	Leap Wireless International, Inc. (144A) (b) (i)	0

	Yankee—0.0%
3,750	Republic of Venezuela (b) (j)	61,875

	Total Warrants (Identified Cost $45,510)	79,835

Units—0.0%

	Thrifts & Mortgage Finance—0.0%
229,692	ContiFinancial Corp. (Liquidating Unit Trust) (f)	5,742

	Total Units (Identified Cost $0)	5,742

Escrow Shares—0.0%

	Food & Beverages—0.0%
$105,922	Vlasic Foods, Inc. (b) (f) (j)	$3,834

	Total Other (Identified Cost $0)	3,834

Short Term Investments—39.9%
Face Amount

	Commercial Paper—17.4%
$8,000,000	Atomium Funding Corp. 2.730%, 04/12/05	$7,993,327
4,725,000	DaimlerChrysler North America Holdings Corp. 2.910%, 04/13/05	4,720,417
4,725,000	Four Winds Funding Corp. 2.830%, 04/13/05	4,720,543
9,423,000	Liberty Street Funding Corp. 2.720%, 04/12/05	9,415,168
5,900,000	Market Street Funding Corp. (144A) 2.750%, 04/13/05	5,894,592
9,450,000	MICA Funding, LLC 2.750%, 04/12/05	9,442,059
9,400,000	Paradigm Funding, LLC 2.730%, 04/13/05	9,391,446

See accompanying notes to schedule of investments.

MSF-25

Metropolitan Series Fund, Inc.

Salomon Brothers Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2005 (Unaudited)

Short Term Investments—(Continued)

Face Amount		Value

	Commercial Paper—(Continued)
$9,000,000	Surrey Funding Corp. 2.730%, 04/12/05	$8,992,492
2,732,000	Victory Receivables Corp. 2.740%, 04/13/05	2,729,505

		63,299,549

	Repurchase Agreement—22.5%
81,935,000	UBS Repurchase Agreement dated 03/31/05 at 2.820% to be repurchased at $81,941,418 on 04/01/05, collateralized by $81,835,000 Federal National Mortgage Association 4.750% due 01/02/07 with a value of $82,805,559	81,935,000

	Total Short Term Investments (Identified Cost $145,234,549)	145,234,549

	Total Investments—129.2% (Identified Cost $469,138,659) (a)	470,771,939
	Other assets less liabilities	(106,369,612)

	Total Net Assets—100%	$364,402,327

Forward Contracts

Forward Currency Contract	Delivery Date	Local Currency Amount	Aggregate Face Value	Total Value	Unrealized Appreciation/ (Depreciation)
Euro (purchased)	05/24/05	12,000,000	$15,886,320	$15,581,770	$(304,550)
Euro (purchased)	05/24/05	12,241,455	16,400,000	15,895,295	(504,705)
Euro (sold)	05/24/05	23,281,983	30,762,135	30,231,209	530,926
Euro (sold)	05/24/05	24,448,197	32,000,000	31,745,515	254,485

Net Unrealized Depreciation					$(23,844)

Futures Contracts
Futures Contracts Long	Expiration Date	Number of Contracts	Contract Amount	Valuation as of 03/31/05	Unrealized Appreciation/ Depreciation
U.S. Treasury Bond Futures	06/21/05	90	$10,017,941	$10,023,750	$5,809

Futures Contracts Short
U.S. Treasury Notes 2 Year Futures	06/30/05	71	(14,721,150)	(14,689,234)	31,916
U.S. Treasury Notes 5 Year Futures	06/21/05	337	(36,151,421)	(36,090,594)	60,827
U.S. Treasury Notes 10 Year Futures	06/21/05	64	(6,971,455)	(6,993,000)	(21,545)

Net Unrealized Appreciation					$77,007

See accompanying notes to schedule of investments.

MSF-26

Metropolitan Series Fund, Inc.

Salomon Brothers U.S. Government Portfolio

Schedule of Investments as of March 31, 2005 (Unaudited)

Bonds & Notes—79.1% of Total Net Assets

Face Amount		Value

	Federal Agencies—64.6%
$1,000,000	Federal Home Loan Bank 5.800%, 09/02/08	$1,046,928
5,253	Federal Home Loan Mortgage Corp. 7.500%, 05/01/07	5,406
669	Federal Home Loan Mortgage Corp. 6.000%, 10/01/10	690
16,101	Federal Home Loan Mortgage Corp. 7.000%, 07/01/11	16,927
3,050	Federal Home Loan Mortgage Corp. 11.750%, 01/01/12	3,111
40,478	Federal Home Loan Mortgage Corp. 6.500%, 08/01/13	42,201
3,105	Federal Home Loan Mortgage Corp. 8.250%, 04/01/17	3,346
16,296	Federal Home Loan Mortgage Corp. 9.000%, 10/01/17	17,145
18,200	Federal Home Loan Mortgage Corp. 8.000%, 12/01/19	19,584
66,633	Federal Home Loan Mortgage Corp. 8.000%, 07/01/20	71,582
9,832,776	Federal Home Loan Mortgage Corp. 5.500%, 01/15/23 (h)	692,775
8,803	Federal Home Loan Mortgage Corp. 6.500%, 03/01/26	9,178
55,586	Federal Home Loan Mortgage Corp. 6.500%, 07/01/26	57,953
148,337	Federal Home Loan Mortgage Corp. 6.000%, 10/01/28	152,236
174,945	Federal Home Loan Mortgage Corp. 6.000%, 11/01/28	179,654
182,747	Federal Home Loan Mortgage Corp. 4.500%, 04/15/32	165,791
22,000,000	Federal Home Loan Mortgage Corp. 5.000%, TBA	21,518,750
15,000,000	Federal Home Loan Mortgage Corp. 5.500%, TBA	15,037,500
27,900,000	Federal Home Loan Mortgage Corp. 6.000%, TBA	28,545,187
15,688	Federal National Mortgage Association 6.500%, 06/01/08	16,390
2,000,000	Federal National Mortgage Association 4.396%, 02/17/09 (d)	2,000,100
6,012	Federal National Mortgage Association 6.500%, 12/01/10	6,284
124,017	Federal National Mortgage Association 6.500%, 04/01/13	129,650
68,617	Federal National Mortgage Association 6.500%, 07/01/13	71,734
65,360	Federal National Mortgage Association 7.000%, 12/01/14	68,783
10,803	Federal National Mortgage Association 7.000%, 07/01/15	11,320
1,811	Federal National Mortgage Association 7.000%, 08/01/15	1,897
6,028	Federal National Mortgage Association 12.500%, 09/01/15	6,739

Face Amount		Value

	Federal Agencies—(Continued)
$69,012	Federal National Mortgage Association 12.000%, 10/01/15	$77,957
4,887	Federal National Mortgage Association 12.000%, 01/15/16	5,437
46,659	Federal National Mortgage Association 12.500%, 01/15/16	52,160
1,029,502	Federal National Mortgage Association 6.500%, 06/01/17	1,075,353
1,687	Federal National Mortgage Association 11.500%, 09/01/19	1,867
12,888	Federal National Mortgage Association 7.000%, 11/01/23	13,635
16,851	Federal National Mortgage Association 6.500%, 03/01/26	17,574
41,464	Federal National Mortgage Association 7.000%, 02/01/28	43,730
15,195	Federal National Mortgage Association 8.000%, 05/01/28	16,371
151,194	Federal National Mortgage Association 7.000%, 10/01/28	159,355
26,382	Federal National Mortgage Association 7.000%, 11/01/28	27,806
5,362	Federal National Mortgage Association 94.654%, 12/28/28 (d)	5,337
65,623	Federal National Mortgage Association 7.000%, 02/01/29	69,297
398,311	Federal National Mortgage Association 6.500%, 04/01/29	414,663
30,374	Federal National Mortgage Association 7.000%, 01/01/30	32,064
928,067	Federal National Mortgage Association 6.527%, 05/25/30 (d)	972,344
4,435	Federal National Mortgage Association 8.000%, 07/01/30	4,774
56,445	Federal National Mortgage Association 8.000%, 08/01/30	60,769
32,734	Federal National Mortgage Association 8.000%, 10/01/30	35,242
77,170	Federal National Mortgage Association 7.500%, 11/01/30	82,580
26,654	Federal National Mortgage Association 7.500%, 01/01/31	28,522
945,836	Federal National Mortgage Association 8.000%, 02/01/31	1,018,800
5,923	Federal National Mortgage Association 8.000%, 03/01/31	6,387
9,799	Federal National Mortgage Association 8.000%, 08/01/31	10,547
4,096	Federal National Mortgage Association 8.000%, 07/01/32	4,407
2,218,103	Federal National Mortgage Association 7.000%, 01/01/34	2,337,523
23,126,418	Federal National Mortgage Association 5.000%, 03/01/34	22,675,460
2,406,057	Federal National Mortgage Association 4.085%, 01/25/43 (d)	2,460,041

See accompanying notes to schedule of investments.

MSF-27

Metropolitan Series Fund, Inc.

Salomon Brothers U.S. Government Portfolio

Schedule of Investments as of March 31, 2005 (Unaudited)

Bonds & Notes—(Continued)

Short Term Investments—73.6%

Face Amount		Value

$48,000,000	Federal National Mortgage Association 5.500%, TBA	$48,235,000
12,000,000	Federal National Mortgage Association 6.000%, TBA	12,315,625
32,000,000	Federal National Mortgage Association 6.500%, TBA	33,200,000
11,000,000	Federal National Mortgage Association 5.000%, TBA	10,721,568
34,001	Government National Mortgage Association 9.000%, 12/15/16	37,061
263,378	Government National Mortgage Association 8.500%, 06/15/25	290,046
44,234	Government National Mortgage Association 7.500%, 01/15/29	47,492
33,110	Government National Mortgage Association 7.500%, 09/15/29	35,526
30,204	Government National Mortgage Association 7.500%, 02/15/30	32,417
763	Government National Mortgage Association 7.500%, 03/15/30	819
31,900	Government National Mortgage Association 7.500%, 04/15/30	34,236
35,231	Government National Mortgage Association 7.500%, 05/15/30	37,792
37,348	Government National Mortgage Association 7.500%, 09/15/30	40,084
1,274,051	Government National Mortgage Association 6.500%, 08/15/34	1,331,177

		207,967,686

	U.S. Treasury—14.5%
2,000,000	United States Treasury Notes 6.750%, 05/15/05	2,009,454
5,000,000	United States Treasury Notes 5.750%, 11/15/05	5,075,975
15,000,000	United States Treasury Notes 2.875%, 11/30/06	14,796,090
16,500,000	United States Treasury Notes 3.375%, 11/15/08	16,130,037
4,000,000	United States Treasury Notes 3.125%, 04/15/09	3,857,344
5,000,000	United States Treasury Notes 3.375%, 10/15/09	4,841,015

		46,709,915

	Total Bonds & Notes (Identified Cost $256,486,408)	254,677,601

Face Amount		Value

	Commercial Paper—6.4%
$4,850,000	DaimlerChrysler North America Holdings Corp. 2.910%, 04/13/05	$4,845,295
4,850,000	Four Winds Funding Corp. 2.830%, 04/13/05	4,845,425
1,221,000	Liberty Street Funding Corp. 2.720%, 04/12/05	1,219,985
4,951,000	Market Street Funding Corp. (144A) 2.750%, 04/13/05	4,946,462
4,876,000	MICA Funding, LLC 2.750%, 04/12/05	4,871,903

		20,729,070

	Discount Notes—41.9%
40,000,000	Federal Farm Credit Bank 2.640%, 04/05/05	39,988,267
10,000,000	Federal Farm Credit Bank 2.640%, 04/08/05	9,994,867
30,000,000	Federal Farm Credit Bank 2.650%, 04/08/05	29,984,541
55,000,000	Federal Home Loan Bank 2.650%, 04/05/05	54,983,806

		134,951,481

	Repurchase Agreement—20.6%
66,292,000	Bear Stearns Repurchase Agreement dated 03/31/05 at 2.800% to be repurchased at $66,297,156 on 04/01/05, collateralized by $52,605,000 TVA 7.125% due 05/01/30 with a value of $85,244,883	66,292,000

	U.S. Treasury—4.7%
15,000,000	United States Treasury Bills 2.600%, 04/07/05	14,993,500

	Total Short Term Investments (Identified Cost $236,966,051)	236,966,051

	Total Investments—152.7% (Identified Cost $493,452,459) (a)	491,643,652
	Other assets less liabilities	(169,732,224)

	Total Net Assets—100%	$321,911,428

Futures Contracts

Futures Contracts Long	Expiration Date	Number of Contracts	Contract Amount	Valuation as of 03/31/05	Unrealized (Depreciation)
U.S. Treasury Notes 5 Year Futures	06/21/05	83	$8,922,152	$8,888,781	$(33,371)
U.S. Treasury Notes 10 Year Futures	06/21/05	156	17,149,546	17,045,437	(104,109)

Net Unrealized Depreciation					$(137,480)

See accompanying notes to schedule of investments.

MSF-28

Metropolitan Series Fund, Inc.

BlackRock Diversified Portfolio

Schedule of Investments as of March 31, 2005 (Unaudited)

Common Stocks—64.4% of Total Net Assets

Shares		Value

	Aerospace & Defense—1.6%
114,400	General Dynamics Corp.	$12,246,520
148,800	L-3 Communications Holdings, Inc.	10,567,776
214,600	Raytheon Co.	8,305,020

		31,119,316

	Air Freight & Logistics—0.5%
104,600	FedEx Corp.	9,827,170

	Automobiles—0.3%
427,200	Ford Motor Co.	4,840,176

	Beverages—1.5%
130,785	Coca-Cola Enterprises, Inc.	2,683,708
121,600	Constellation Brands, Inc. (Class A) (b)	6,428,992
380,400	PepsiCo, Inc.	20,172,612

		29,285,312

	Biotechnology—0.7%
240,600	Amgen, Inc. (b)	14,005,326

	Capital Markets—1.6%
91,500	Franklin Resources, Inc.	6,281,475
107,100	Lehman Brothers Holdings, Inc.	10,084,536
128,000	The Goldman Sachs Group, Inc.	14,078,720

		30,444,731

	Chemicals—1.0%
162,400	Lyondell Chemical Co.	4,534,208
286,400	The Dow Chemical Co.	14,277,040

		18,811,248

	Commercial Banks—4.1%
587,000	Bank of America Corp.	25,886,700
244,200	KeyCorp	7,924,290
299,550	North Fork Bancorp, Inc.	8,309,517
129,700	SunTrust Banks, Inc.	9,347,479
412,300	U.S. Bancorp	11,882,486
297,800	Wachovia Corp.	15,160,998

		78,511,470

	Commercial Services & Supplies—0.6%
316	Anacomp, Inc. (Class B) (b)	6
539,100	Cendant Corp.	11,073,114

		11,073,120

	Communications Equipment—1.1%
599,400	Cisco Systems, Inc. (b)	10,723,266
703,100	Motorola, Inc.	10,525,407

		21,248,673

	Computers & Peripherals—3.0%
270,000	Dell, Inc. (b)	10,373,400
349,400	Hewlett-Packard Co.	7,665,836

Shares		Value

	Computers & Peripherals—(Continued)
286,600	International Business Machines Corp.	$26,189,508
80,300	Lexmark International, Inc. (Class A) (b)	6,421,591
162,600	QLogic Corp. (b)	6,585,300

		57,235,635

	Consumer Finance—0.8%
276,100	American Express Co.	14,183,257

	Diversified Financial Services—2.1%
215,500	CIT Group, Inc.	8,189,000
685,500	Citigroup, Inc.	30,806,370

		38,995,370

	Diversified Telecommunication Services—1.4%
239,500	SBC Communications, Inc.	5,673,755
332,200	Sprint Corp.	7,557,550
399,300	Verizon Communications, Inc.	14,175,150

		27,406,455

	Electric Utilities—2.1%
309,600	Exelon Corp.	14,207,544
356,400	PG&E Corp. (b) (c)	12,153,240
240,200	PPL Corp.	12,968,398

		39,329,182

	Energy Equipment & Services—0.6%
159,400	Schlumberger, Ltd.	11,234,512

	Food & Staples Retailing—1.4%
134,100	CVS Corp.	7,056,342
191,900	Supervalu, Inc.	6,399,865
247,200	Wal-Mart Stores, Inc.	12,387,192

		25,843,399

	Food Products—0.6%
448,700	Archer-Daniels-Midland Co.	11,029,046

	Health Care Equipment & Supplies—1.3%
112,100	Bausch & Lomb, Inc.	8,216,930
141,600	Becton, Dickinson & Co.	8,272,272
51,800	Guidant Corp.	3,828,020
206,400	STERIS Corp. (b) (c)	5,211,600

		25,528,822

	Health Care Providers & Services—1.9%
104,600	Aetna, Inc.	7,839,770
315,800	Caremark Rx, Inc. (b)	12,562,524
117,300	HCA, Inc.	6,283,761
238,100	McKesson Corp.	8,988,275

		35,674,330

See accompanying notes to schedule of investments.

MSF-29

Metropolitan Series Fund, Inc.

BlackRock Diversified Portfolio

Schedule of Investments as of March 31, 2005 (Unaudited)

Common Stocks—(Continued)

Shares		Value

	Hotels, Restaurants & Leisure—0.8%
75,800	Harrah’s Entertainment, Inc. (c)	$4,895,164
322,500	McDonald’s Corp.	10,042,650

		14,937,814

	Household Durables—0.8%
121,700	Pulte Homes, Inc.	8,960,771
74,800	The Black & Decker Corp.	5,908,452

		14,869,223

	Household Products—1.7%
115,900	Energizer Holdings, Inc. (b)	6,930,820
82,400	Fortune Brands, Inc.	6,643,912
360,100	The Procter & Gamble Co.	19,085,300

		32,660,032

	IT Services—0.8%
362,400	Accenture, Ltd. (Class A) (b)	8,751,960
179,700	Checkfree Corp. (b)	7,324,572

		16,076,532

	Industrial Conglomerates—3.3%
1,307,430	General Electric Co.	47,145,926
80,800	Textron, Inc.	6,029,296
285,400	Tyco International, Ltd.	9,646,520

		62,821,742

	Insurance—2.6%
299,900	American International Group, Inc.	16,617,459
123,900	Prudential Financial, Inc.	7,111,860
125,100	The Allstate Corp.	6,762,906
98,400	The Chubb Corp.	7,800,168
92,900	The Hartford Financial Services Group, Inc.	6,369,224
105,300	W.R. Berkley Corp.	5,222,880

		49,884,497

	Internet Software & Services—0.3%
168,600	Yahoo!, Inc. (b)	5,715,540

	Investment Company—1.4%
223,922	SPDR Trust Series 1 (c)	26,413,839

	Leisure Equipment & Products—0.3%
304,300	Mattel, Inc.	6,496,805

	Machinery—1.6%
133,700	Eaton Corp.	8,743,980
94,500	Ingersoll-Rand Co., Ltd. (Class A)	7,526,925
101,700	ITT Industries, Inc.	9,177,408
79,700	PACCAR, Inc.	5,769,483

		31,217,796

Shares		Value

	Media—2.6%
303,200	Comcast Corp. (Special Class A) (b)	$10,126,880
116,000	The McGraw-Hill Cos., Inc.	10,121,000
388,800	The Walt Disney Co.	11,170,224
985,314	Time Warner, Inc. (b)	17,292,261

		48,710,365

	Metals & Mining—0.5%
206,100	CONSOL Energy, Inc. (b)	9,690,822

	Multiline Retail—0.7%
107,300	Federated Department Stores, Inc.	6,828,572
123,000	Nordstrom, Inc.	6,811,740

		13,640,312

	Oil & Gas—4.9%
110,700	ChevronTexaco Corp.	6,454,917
162,400	ConocoPhillips	17,513,216
166,000	EOG Resources, Inc.	8,090,840
718,900	Exxon Mobil Corp.	42,846,440
112,600	Newfield Exploration Co. (b)	8,361,676
133,400	Valero Energy Corp.	9,774,218

		93,041,307

	Paper & Forest Products—0.5%
144,700	Weyerhaeuser Co.	9,911,950

	Pharmaceuticals—4.4%
628,400	Bristol-Myers Squibb Co.	15,999,064
233,200	Johnson & Johnson	15,661,712
353,000	Merck & Co., Inc.	11,426,610
1,140,525	Pfizer, Inc.	29,961,592
230,100	Wyeth	9,705,618

		82,754,596

	Real Estate—0.3%
93,500	Simon Property Group, Inc. (REIT)	5,664,230

	Road & Rail—0.6%
207,200	Burlington Northern Santa Fe Corp.	11,174,296

	Semiconductor & Semiconductor Equipment—1.6%
1,273,100	Intel Corp.	29,574,113

	Software—2.5%
1,553,600	Microsoft Corp.	37,550,512
817,200	Oracle Corp. (b)	10,198,656

		47,749,168

	Specialty Retail—1.4%
97,100	AutoZone, Inc. (b)	8,321,470
140,320	Barnes & Noble, Inc. (b)	4,839,637
359,200	The Home Depot, Inc.	13,735,808

		26,896,915

See accompanying notes to schedule of investments.

MSF-30

Metropolitan Series Fund, Inc.

BlackRock Diversified Portfolio

Schedule of Investments as of March 31, 2005 (Unaudited)

Common Stocks—(Continued)

Shares		Value

	Textiles, Apparel & Luxury Goods—0.5%
107,800	NIKE, Inc. (Class B)	$8,980,818

	Thrifts & Mortgage Finance—0.7%
175,100	Countrywide Financial Corp.	5,683,746
11,204	PHH Corp	245,031
171,500	Washington Mutual, Inc.	6,774,250

		12,703,027

	Tobacco—0.9%
266,300	Altria Group, Inc.	17,413,357

	Wireless Telecommunication Services—0.5%
324,000	Nextel Communications, Inc. (Class A) (b)	9,208,080

	Total Common Stocks (Identified Cost $1,162,139,913)	1,223,833,726

Bonds & Notes—35.4%
Face Amount

	Aerospace & Defense—0.1%
$875,000	Lockheed Martin Corp. 8.500%, 12/01/29	$1,185,606
1,000,000	Northrop Grumman Corp. 7.125%, 02/15/11	1,115,186
275,000	Northrop Grumman Corp. 7.750%, 02/15/31 (c)	347,609

		2,648,401

	Airlines—0.0%
325,000	Southwest Airlines Co. 5.125%, 03/01/17	305,024

	Asset Backed—2.5%
1,150,000	Ares VIII CLO, Ltd. (144A) 3.783%, 02/26/16 (d)	1,171,965
5,450,000	BMW Vehicle Owner Trust 4.040%, 02/25/09 (d)	5,435,939
2,900,000	Citibank Credit Card Issuance Trust 7.450%, 09/15/07	2,952,481
5,341,000	Citibank Credit Card Issuance Trust 2.550%, 01/20/09	5,197,082
1,550,000	Countrywide Asset-Backed Certificates 2.450%, 12/25/31 (d)	1,559,122
6,900,000	DaimlerChrysler Auto Owner Trust 3.490%, 12/08/08	6,831,297
61,681	Distribution Financial Services Trust 5.670%, 01/17/17	62,050
1,425,000	Fleet Commercial Loan Master, LLC (144A) 2.020%, 11/16/09 (d)	1,428,562
125,000	Ford Credit Auto Owner Trust 4.790%, 11/15/06	125,582
1,118,866	GE Business Loan Trust (144A) 2.539%, 04/15/31 (d)	1,149,277
1,175,000	Healthcare Finance Group, Inc. (144A) 2.220%, 06/05/07 (d)	1,172,474

Bonds & Notes—(Continued)

Face Amount		Value

	Asset Backed—(Continued)
$550,000	Healthcare Finance Group, Inc. (144A) 2.420%, 06/05/07 (d)	$549,323
453,765	Hedged Mutual Fund Fee Trust (144A) 5.220%, 11/30/10 (d)	453,765
842,895	Knollwood CDO, Ltd. (144A) 4.320%, 01/10/39 (d)	837,492
1,375,000	Long Beach Mortgage Loan Trust 2.400%, 03/25/34 (d)	1,391,897
3,325,000	MBNA Credit Card Master Note Trust 6.550%, 12/15/08	3,427,929
4,475,000	MBNA Credit Card Master Note Trust 3.300%, 07/15/10	4,353,059
4,247,000	Nissan Auto Receivables Owner Trust 2.700%, 12/17/07	4,187,928
1,575,000	Residential Asset Securities Corp. 2.850%, 01/25/33 (d)	1,590,595
1,425,000	Structured Asset Investment Loan Trust 3.050%, 04/25/33 (d)	1,434,777
1,925,000	Structured Asset Securities Corp. 2.400%, 06/25/32 (d)	1,941,305

		47,253,901

	Auto Parts—0.0%
500,000	ArvinMeritor, Inc. 8.750%, 03/01/12 (c)	520,000
100,000	Briggs & Stratton Corp. 8.875%, 03/15/11	114,000

		634,000

	Automobiles—0.1%
395,000	DaimlerChrysler North America Holding Corp. 8.500%, 01/18/31	476,628
745,000	General Motors Corp. 8.250%, 07/15/23 (c)	643,556
380,000	General Motors Corp. 8.375%, 07/05/33, (EUR)	429,494

		1,549,678

	Biotechnology—0.0%
300,000	Bio-Rad Laboratories, Inc. 7.500%, 08/15/13	313,500

	Building & Construction—0.1%
175,000	Beazer Homes USA, Inc. 8.375%, 04/15/12	185,500
675,000	D.R. Horton, Inc. 8.500%, 04/15/12	736,401
255,000	D.R. Horton, Inc. 5.625%, 09/15/14	242,250
265,000	Hovnanian Enterprises, Inc. 6.500%, 01/15/14	259,038
500,000	Pulte Homes, Inc. 5.200%, 02/15/15	472,107

		1,895,296

	Chemicals—0.0%
750,000	FMC Corp. 10.250%, 11/01/09	836,250

See accompanying notes to schedule of investments.

MSF-31

Metropolitan Series Fund, Inc.

BlackRock Diversified Portfolio

Schedule of Investments as of March 31, 2005 (Unaudited)

Bonds & Notes—(Continued)

Face Amount		Value

	Collateralized Mortgage Obligations—4.7%
$3,630,000	Bank of America Commercial Mortgage Trust 4.880%, 11/10/42	$3,648,324
2,197,431	Bear Stearns Commercial Mortgage Securities, Inc. 5.920%, 10/15/36	2,291,115
3,800,468	Bear Stearns Commercial Mortgage Securities, Inc. 4.361%, 06/11/41	3,775,661
4,000,000	Capital Transition Funding, LLC 5.010%, 01/15/10	4,043,341
998,968	Chase Commercial Mortgage Securities Corp. 6.025%, 11/18/30	1,016,158
3,470,000	Chase Commercial Mortgage Security Corp. 7.319%, 10/15/32	3,866,024
1,405,434	Countrywide Home Loans, Inc. 4.660%, 02/19/34 (d)	1,383,397
4,239,618	Credit Suisse First Boston Mortgage 7.325%, 04/15/62	4,489,582
6,550,000	Discover Card Master Trust 2.840%, 04/16/10 (d)	6,551,474
3,480,000	General Electric Commercial Mortgage Corp. 4.578%, 06/10/48	3,416,278
2,635,916	GGP Mall Properties Trust (144A) 5.558%, 11/15/11	2,693,808
3,450,000	GMAC Commercial Mortgage Services, Inc. 7.455%, 08/16/33	3,845,565
17,535	IMPAC CMB Trust 3.500%, 06/25/32 (d)	17,607
496,973	IMPAC CMB Trust 3.050%, 08/25/33 (d)	506,640
6,869,000	JPMorgan Commercial Mortgage Finance Corp. 7.238%, 09/15/29	7,437,023
1,452,483	JPMorgan Commercial Mortgage Finance Corp. 6.180%, 10/15/35	1,494,983
175,000	JPMorgan Commercial Mortgage Finance Corp. 6.658%, 10/15/35 (d)	186,783
3,660,000	LB-UBS Commercial Mortgage Trust 7.950%, 05/15/25 (d)	4,142,574
4,148,572	LB-UBS Commercial Mortgage Trust 5.642%, 12/15/25 (d)	4,280,016
1,600,000	LB-UBS Commercial Mortgage Trust 5.934%, 12/15/25	1,678,605
2,650,000	LB-UBS Commercial Mortgage Trust 4.023%, 09/15/26	2,614,776
2,715,494	LB-UBS Commercial Mortgage Trust 4.071%, 09/15/26	2,663,297
2,725,691	LB-UBS Commercial Mortgage Trust 3.636%, 11/15/27	2,676,231
3,867,640	LB-UBS Commercial Mortgage Trust (144A) 6.155%, 07/14/16	4,052,094
106,915	Morgan Stanley Capital I, Inc. 6.340%, 07/15/30	107,574
1,025,000	Morgan Stanley Capital I, Inc. 6.630%, 07/15/30 (d)	1,086,867
1,144,922	Morgan Stanley Capital I, Inc. 5.910%, 11/15/31	1,163,641
3,920,000	Salomon Brothers Mortgage Securities VII, Inc. 6.499%, 10/13/11	4,255,260
2,545,192	Salomon Brothers Mortgage Securities VII, Inc. (144A) 6.134%, 02/18/34 (d)	2,632,445

Face Amount		Value

	Collateralized Mortgage Obligations—(Continued)
$4,225,000	Washington Mutual, Inc. 3.420%, 05/25/33 (d)	$4,126,022
2,700,000	Washington Mutual, Inc. 3.700%, 06/25/33 (d)	2,641,077

		88,784,242

	Computers & Business Equipment—0.1%
975,000	Xerox Corp. 6.875%, 08/15/11	993,281

	Containers & Glass—0.0%
725,000	Ball Corp. 6.875%, 12/15/12	747,656

	Electrical Equipment—0.1%
850,000	Ametek, Inc. 7.200%, 07/15/08	907,480
550,000	Thomas & Betts Corp. 7.250%, 06/01/13	584,085

		1,491,565

	Electrical Utilities—0.3%
1,200,000	Dominion Resources, Inc. 8.125%, 06/15/10 (c)	1,372,740
625,000	Dominion Resources, Inc. 7.195%, 09/15/14	708,806
1,245,000	First Energy Corp. 7.375%, 11/15/31	1,410,214
650,000	Peco Energy Co. 4.750%, 10/01/12	646,116
2,000,000	Progress Energy, Inc. 7.100%, 03/01/11	2,193,526

		6,331,402

	Electronics—0.1%
475,000	Fisher Scientific International, Inc. 8.000%, 09/01/13	516,562
700,000	PerkinElmer, Inc. 8.875%, 01/15/13	784,000

		1,300,562

	Federal Agencies—12.2%
5,248,301	Federal Home Loan Bank 5.500%, 07/01/33	5,275,232
10,636,070	Federal Home Loan Bank 3.969%, 06/01/34 (d)	10,481,302
7,200,000	Federal Home Loan Mortgage Corp. 3.150%, 06/04/08	6,970,997
3,320,000	Federal Home Loan Mortgage Corp. 5.000%, 12/15/17	3,300,178
3,269,631	Federal Home Loan Mortgage Corp. 5.500%, 10/15/33	3,321,010
5,950,000	Federal Home Loan Mortgage Corp. 5.500%, 03/15/34	6,039,649
5,135,660	Federal Home Loan Mortgage Corp. 5.500%, 05/15/34	5,206,846
3,630,000	Federal Home Loan Mortgage Corp. 5.500%, 05/25/34	3,676,901
4,100,000	Federal Home Loan Mortgage Corp. 5.000%, TBA	4,010,313
11,525,000	Federal National Mortgage Association 2.250%, 02/28/06	11,378,068

See accompanying notes to schedule of investments.

MSF-32

Metropolitan Series Fund, Inc.

BlackRock Diversified Portfolio

Schedule of Investments as of March 31, 2005 (Unaudited)

Bonds & Notes—(Continued)

Face Amount		Value

	Federal Agencies—(Continued)
$7,010,000	Federal National Mortgage Association 2.900%, 04/12/07	$6,856,046
6,375,000	Federal National Mortgage Association 2.750%, 07/23/07	6,185,949
32,683	Federal National Mortgage Association 7.250%, 09/01/07	33,389
188,998	Federal National Mortgage Association 7.000%, 12/01/07	194,234
11,575,000	Federal National Mortgage Association 3.800%, 01/18/08	11,418,101
104,887	Federal National Mortgage Association 8.000%, 06/01/08	108,420
10,000,000	Federal National Mortgage Association 4.000%, 01/26/09	9,859,220
141,757	Federal National Mortgage Association 8.500%, 02/01/09	148,048
6,200,000	Federal National Mortgage Association 6.000%, 05/15/11	6,637,807
978,893	Federal National Mortgage Association 6.500%, 01/01/14	1,022,765
5,199	Federal National Mortgage Association 9.000%, 04/01/16	5,536
4,837	Federal National Mortgage Association 6.500%, 08/01/16	5,052
726,601	Federal National Mortgage Association 6.500%, 09/01/16	758,940
142,200	Federal National Mortgage Association 6.500%, 02/01/17	148,529
2,188,904	Federal National Mortgage Association 5.000%, 06/01/18	2,190,098
1,639,098	Federal National Mortgage Association 4.500%, 10/01/18	1,605,568
2,430,088	Federal National Mortgage Association 5.000%, 06/01/23	2,400,800
1,451,175	Federal National Mortgage Association 5.500%, 01/01/24	1,466,409
1,784,644	Federal National Mortgage Association 6.500%, 12/01/29 (d)	1,860,203
3,317,522	Federal National Mortgage Association 5.500%, 04/01/33	3,328,507
7,618,414	Federal National Mortgage Association 5.000%, 11/01/33	7,469,858
6,873,932	Federal National Mortgage Association 5.500%, 11/01/33	6,896,692
8,666,201	Federal National Mortgage Association 5.500%, 01/01/34	8,694,897
11,823,110	Federal National Mortgage Association 5.000%, 03/01/34	11,592,563
3,600,000	Federal National Mortgage Association 4.000%, TBA	3,445,877
10,700,000	Federal National Mortgage Association 4.500%, TBA	10,358,625
3,900,000	Federal National Mortgage Association 5.000%, TBA	3,896,342
19,250,000	Federal National Mortgage Association 5.500%, TBA	19,526,937

Face Amount		Value

	Federal Agencies—(Continued)
$12,625,000	Federal National Mortgage Association 6.000%, TBA	$13,009,813
216,337	Government National Mortgage Association 6.000%, 02/15/09	222,728
56,025	Government National Mortgage Association 6.500%, 07/15/14	58,804
1,204,020	Government National Mortgage Association 7.500%, 12/15/14	1,276,238
640,494	Government National Mortgage Association 7.500%, 03/15/32	687,082
6,555,363	Government National Mortgage Association 5.500%, 04/15/33	6,622,629
1,821,559	Government National Mortgage Association 6.000%, 09/20/33	1,870,303
9,205,505	Government National Mortgage Association 5.000%, 10/20/33	9,079,787
2,942,573	Government National Mortgage Association 6.000%, 10/20/33	3,031,371
4,007,683	Government National Mortgage Association 6.000%, 11/20/33	4,114,925
2,986,422	Government National Mortgage Association 6.000%, 02/20/34	3,065,720

		230,815,308

	Finance & Banking—3.6%
5,460,000	Bank of America Corp. 5.250%, 02/01/07	5,563,347
2,850,000	Berkshire Hathaway Financial Corp. 3.375%, 10/15/08	2,754,702
3,710,000	Citigroup, Inc. 5.500%, 08/09/06	3,779,908
9,835,000	Citigroup, Inc. 3.500%, 02/01/08 (c)	9,603,238
3,150,000	Citigroup, Inc. 4.125%, 02/22/10	3,062,918
1,475,000	Deutsche Bank AG 3.843%, 03/15/07 (d)	1,471,460
800,000	Devon Financing Corp. 7.875%, 09/30/31	996,508
800,000	First National Bank of Boston 7.375%, 09/15/06	837,446
685,000	Ford Motor Credit Co. 7.375%, 10/28/09	687,993
505,000	General Electric Capital Corp. 5.375%, 03/15/07 (c)	515,919
16,730,000	General Electric Capital Corp. 3.450%, 07/16/07	16,421,683
425,000	General Motors Acceptance Corp. 7.750%, 01/19/10	408,211
1,525,000	General Motors Acceptance Corp. 7.250%, 03/02/11	1,415,882
1,780,000	HBOS Plc. 3.750%, 09/30/08	1,738,704
1,985,000	Household Finance Corp. 6.400%, 06/17/08	2,092,873
4,285,000	JPMorgan Chase & Co. 5.350%, 03/01/07	4,371,540
2,450,000	Simon Property Group, L.P. 7.375%, 01/20/06	2,511,600
1,675,000	SLM Corp. 4.000%, 01/15/10 (c)	1,624,799

See accompanying notes to schedule of investments.

MSF-33

Metropolitan Series Fund, Inc.

BlackRock Diversified Portfolio

Schedule of Investments as of March 31, 2005 (Unaudited)

Bonds & Notes—(Continued)

Face Amount		Value

	Finance & Banking—(Continued)
$310,000	Sprint Capital Corp. 6.875%, 11/15/28	$331,883
125,000	Sprint Capital Corp. 8.750%, 03/15/32	162,170
925,000	USA Education, Inc. 5.625%, 04/10/07	948,635
1,295,000	Verizon Global Funding Corp. 7.750%, 12/01/30 (c)	1,565,134
675,000	Wellpoint, Inc. 5.950%, 12/15/34	677,739
960,000	Wells Fargo & Co. 5.125%, 02/15/07	977,052
4,600,000	Wells Fargo & Co. 4.200%, 01/15/10	4,497,756

		69,019,100

	Food & Beverages—0.1%
370,000	Delhaize America, Inc. 9.000%, 04/15/31	449,527
950,000	Smithfield Foods, Inc. 7.000%, 08/01/11	972,562

		1,422,089

	Foreign Government—0.3%
875,000	Federal Republic of Germany 4.750%, 07/04/34, (EUR)	1,256,205
1,550,000	Federal Republic of Germany 4.000%, 01/04/37, (EUR)	1,967,149
38,620,000	United Mexican States 9.000%, 12/22/11, (MXN)	3,231,535

		6,454,889

	Gas & Oil—0.2%
360,000	Anadarko Finance Co. 7.500%, 05/01/31	441,729
350,000	ConocoPhillips 5.900%, 10/15/32 (c)	368,194
650,000	Enterprise Products Partners L.P. 5.600%, 10/15/14	641,504
600,000	Newfield Exploration Co. 6.625%, 09/01/14	607,500
675,000	Plains Exploration & Production Co. 7.125%, 06/15/14 (c)	705,375

		2,764,302

	Hotels & Restaurants—0.1%
950,000	Park Place Entertainment Corp. 7.875%, 03/15/10	1,035,500

	Investment Brokerage—0.2%
2,365,000	JPMorgan Chase & Co. 5.250%, 05/30/07	2,411,598
1,375,000	Lehman Brothers Holdings, Inc. 4.000%, 01/22/08	1,357,148

		3,768,746

Face Amount		Value

	Leisure Equipment & Products—0.0%
$250,000	K2, Inc. 7.375%, 07/01/14 (c)	$258,750

	Media—0.5%
1,875,000	AOL Time Warner, Inc. 6.875%, 05/01/12	2,047,658
175,000	Comcast Corp. 7.050%, 03/15/33	195,736
1,000,000	EchoStar DBS Corp. 5.750%, 10/01/08	985,000
1,025,000	Lamar Media Corp. 7.250%, 01/01/13	1,066,000
1,515,000	News America, Inc. (144A) 6.200%, 12/15/34	1,497,980
1,725,000	TCI Communications, Inc. 7.875%, 02/15/26	2,104,455
745,000	Time Warner, Inc. 7.700%, 05/01/32	884,459

		8,781,288

	Pharmaceuticals—0.1%
1,050,000	Bristol Myers Squibb Co. 5.750%, 10/01/11	1,096,710
925,000	Merck & Co., Inc. 4.375%, 02/15/13 (c)	890,456
725,000	Merck & Co., Inc. 4.750%, 03/01/15	699,070

		2,686,236

	Real Estate—0.4%
3,000,000	EOP Operating, L.P. 6.800%, 01/15/09 (c)	3,203,397
2,325,000	EOP Operating, L.P. 6.630%, 04/13/15 (d)	2,328,318
500,000	Merry Land & Investment Co., Inc. (REIT) 7.250%, 06/15/05	503,671
1,635,000	Rouse Co. 5.375%, 11/26/13	1,564,615

		7,600,001

	Retail—0.1%
320,000	Albertsons, Inc. 8.000%, 05/01/31 (c)	376,713
175,000	Federated Department Stores, Inc. 7.000%, 02/15/28 (c)	189,270
150,000	Federated Department Stores, Inc. 6.900%, 04/01/29	160,670
1,400,000	Kroger Co. 6.375%, 03/01/08	1,461,114
250,000	May Dept Stores, Co. 5.750%, 07/15/14	250,740
225,000	May Dept Stores, Co. 6.700%, 07/15/34 (c)	231,729

		2,670,236

See accompanying notes to schedule of investments.

MSF-34

Metropolitan Series Fund, Inc.

BlackRock Diversified Portfolio

Schedule of Investments as of March 31, 2005 (Unaudited)

Bonds & Notes—(Continued)

Face Amount		Value

	Telecommunications—0.2%
$1,370,000	BellSouth Corp. 4.200%, 09/15/09	$1,338,701
925,000	SBC Communications, Inc. 5.100%, 09/15/14 (c)	901,580
475,000	SBC Communications, Inc. 6.450%, 06/15/34	494,427
1,540,000	Vodafone Airtouch, Plc. 7.750%, 02/15/10	1,739,310

		4,474,018

	U.S. Treasury—8.5%
7,300,000	United States Treasury Bond Strips Zero Coupon, 08/15/25 (c)	2,653,353
1,465,000	United States Treasury Bonds 7.250%, 05/15/16 (c)	1,796,514
10,250,000	United States Treasury Bonds 8.875%, 02/15/19 (c)	14,506,948
10,270,000	United States Treasury Bonds 8.750%, 08/15/20 (c)	14,644,383
5,670,000	United States Treasury Bonds 6.250%, 05/15/30	6,812,414
6,715,000	United States Treasury Bonds 5.375%, 02/15/31	7,318,564
17,735,000	United States Treasury Notes 7.000%, 07/15/06 (c)	18,484,588
48,775,000	United States Treasury Notes 2.500%, 10/31/06 (c)	47,883,344
8,220,000	United States Treasury Notes 3.125%, 01/31/07 (c)	8,126,884
36,495,000	United States Treasury Notes 3.375%, 02/28/07	36,228,404
3,275,000	United States Treasury Notes 4.250%, 11/15/14	3,207,325

		161,662,721

	Yankee—0.8%
950,000	British Telecommunications, Plc. 8.875%, 12/15/30 (d)	1,265,864
1,150,000	Deutsche Telekom International Finance 8.750%, 06/15/30 (d)	1,504,029
335,000	EnCana Corp. 6.500%, 08/15/34	366,546
100,000	Luscar Coal, Ltd. 9.750%, 10/15/11	110,000
550,000	Rogers Wireless Communications, Inc. 6.375%, 03/01/14	533,500
3,175,000	State of Israel 5.500%, 12/04/23	3,355,632
2,075,000	Telecom Italia Capital (144A) 4.950%, 09/30/14	1,987,655
3,725,000	United Mexican States 4.625%, 10/08/08	3,678,437
775,000	United Mexican States 6.625%, 03/03/15 (c)	807,550

Face Amount		Value

	Yankee—(Continued)
$650,000	United Mexican States 8.300%, 08/15/31	$744,250

		14,353,463

	Total Bonds & Notes (Identified Cost $675,322,028)	672,851,405

Warrants—0.0%
Shares

	Commercial Services & Supplies—0.0%
1	Anacomp, Inc. (Class B) (b)	11

	Total Warrants (Identified Cost $33,141)	11

TBA Sales Commitments—(3.5)%
Face Amount

	Federal Agencies—(3.5)%
$(5,600,000)	Federal National Mortgage Association 5.000%, TBA	$(5,474,000)
(9,600,000)	Federal National Mortgage Association 5.500%, TBA	(9,780,000)

		(15,254,000)

	Total TBA Sale Commitments (Identified Cost $(15,261,000))	(15,254,000)

Short Term Investments—2.8%

	Discount Notes—2.4%
46,200,000	Federal Home Loan Bank 2.550%, 04/01/05	46,200,000

	U.S. Treasury—0.4%
6,400,000	United States Treasury Bill 2.648%, 04/14/05 (c)	6,393,880

	Total Short Term Investments (Identified Cost $52,593,880)	52,593,880

	Total Investments—99.1% (Identified Cost $1,769,673,342) (a)	1,934,025,022
	Other assets less liabilities	(34,837,511)

	Total Net Assets—100%	$1,899,187,511

See accompanying notes to schedule of investments.

MSF-35

Metropolitan Series Fund, Inc.

BlackRock Diversified Portfolio

Schedule of Investments as of March 31, 2005 (Unaudited)

Forward Contracts
Forward Currency Contracts	Delivery Date	Local Currency Amount	Aggregate Face Value	Total Value	Unrealized Appreciation
Euro (sold)	04/26/05	387,684	$521,780	$503,000	$18,780
Euro (sold)	04/26/05	988,370	1,323,618	1,282,360	41,258
Euro (sold)	04/26/05	1,513,265	2,031,543	1,963,385	68,158

Net Unrealized Appreciation					$128,196

Futures Contracts
Futures Contracts Long	Expiration Date	Number of Contracts	Contract Amount	Valuation as of 03/31/05	Unrealized Appreciation/ (Depreciation)
Interest Rate Swap 10 Year Futures	06/13/05	271	$29,535,362	$29,208,719	$(326,643)
S&P 500 Index Futures	06/16/05	26	7,887,844	7,695,350	(192,494)
U.S. Treasury Bond Futures	06/21/05	25	2,786,063	2,784,375	(1,688)

Futures Contracts Short
Germany Federal Republic Bond Futures (EUR)	06/21/05	(86)	(12,922,369)	(12,973,469)	(51,100)
U.S. Treasury Notes 10 Year Futures	06/21/05	(206)	(22,690,692)	(22,508,719)	181,973
U.S. Treasury Notes 5 Year Futures	06/21/05	(137)	(14,726,571)	(14,671,844)	54,727

Net Unrealized Depreciation					$(335,225)

Options Written
Put Options Written	Expiration Date	Number of Contracts	Contract Amount	Valuation as of 03/31/05	Unrealized Appreciation
U.S. Treasury Notes 10 Year Futures 105	08/31/05	(27)	$(13,846)	$(10,969)	$2,877
U.S. Treasury Notes 10 Year Futures 106	08/31/05	(122)	(103,359)	(70,531)	32,828

Net Unrealized Appreciation					$35,705

See accompanying notes to schedule of investments.

MSF-36

Metropolitan Series Fund, Inc.

MFS Total Return Portfolio

Schedule of Investments as of March 31, 2005 (Unaudited)

Common Stocks—58.8% of Total Net Assets

Shares		Value

	Aerospace & Defense—1.8%
92,840	Lockheed Martin Corp.	$5,668,811
24,196	Northrop Grumman Corp.	1,306,100
10,700	Precision Castparts Corp.	824,007
10,340	United Technologies Corp.	1,051,164

		8,850,082

	Automobiles—0.1%
15,300	Toyota Motor Corp., (JPY)	569,082

	Beverages—0.4%
29,810	Diageo, Plc., (GBP)	419,908
28,765	PepsiCo, Inc.	1,525,408

		1,945,316

	Biotechnology—0.3%
65,050	MedImmune, Inc. (b)	1,548,841

	Building Products—0.9%
130,030	Masco Corp.	4,508,140

	Capital Markets—3.2%
15,150	Franklin Resources, Inc.	1,040,047
5,340	Lehman Brothers Holdings, Inc.	502,814
174,820	Mellon Financial Corp.	4,989,363
74,500	Merrill Lynch & Co., Inc.	4,216,700
35,880	Morgan Stanley	2,054,130
22,140	The Goldman Sachs Group, Inc.	2,435,179

		15,238,233

	Chemicals—1.8%
29,894	Air Products & Chemicals, Inc.	1,891,991
24,411	E. I. du Pont de Nemours & Co.	1,250,820
6,220	Monsanto Co.	401,190
32,960	PPG Industries, Inc.	2,357,299
6,030	Praxair, Inc.	288,596
8,880	Syngenta AG, (CHF)	928,866
32,940	The Dow Chemical Co.	1,642,059

		8,760,821

	Commercial Banks—4.1%
208,738	Bank of America Corp.	9,205,346
101,160	PNC Financial Services Group, Inc.	5,207,717
45,220	SunTrust Banks, Inc.	3,259,005
35,260	U.S. Bancorp	1,016,193
20,120	Wells Fargo & Co.	1,203,176

		19,891,437

	Commercial Services & Supplies—0.4%
48,060	Cendant Corp.	987,152
50,000	Nalco Holding Co. (b)	941,500

		1,928,652

Shares		Value

	Communications Equipment—1.6%
22,570	Cisco Systems, Inc. (b)	$403,778
219,200	Nokia Corp. (ADR)	3,382,256
1,410,040	Nortel Networks Corp. (b)	3,849,409

		7,635,443

	Computers & Peripherals—0.6%
11,980	Dell, Inc. (b)	460,271
17,884	Hewlett-Packard Co.	392,375
1,810	International Business Machines Corp.	165,398
466,200	Sun Microsystems, Inc. (b)	1,883,448

		2,901,492

	Consumer Finance—0.6%
32,690	American Express Co.	1,679,285
43,480	MBNA Corp.	1,067,434

		2,746,719

	Containers & Packaging—1.1%
183,670	Owens-Illinois, Inc. (b)	4,617,464
50,220	Smurfit-Stone Container Corp. (b)	776,903

		5,394,367

	Diversified Financial Services—3.1%
150,808	Citigroup, Inc.	6,777,311
22,300	Countrywide Financial Corp.	723,858
206,748	JPMorgan Chase & Co.	7,153,481

		14,654,650

	Diversified Telecommunication Services—3.8%
51,210	SBC Communications, Inc.	1,213,165
395,130	Sprint Corp.	8,989,208
227,720	Verizon Communications, Inc.	8,084,060

		18,286,433

	Electric Utilities—1.2%
19,740	Cinergy Corp.	799,865
27,140	Entergy Corp.	1,917,713
22,870	Exelon Corp.	1,049,504
3,820	FPL Group, Inc.	153,373
23,990	PPL Corp.	1,295,220
9,140	TXU Corp.	727,818

		5,943,493

	Electrical Equipment—0.4%
8,610	Cooper Industries, Ltd. (Class A)	615,787
14,530	Emerson Electric Co.	943,433
9,740	Hubbell, Inc. (Class B)	497,714

		2,056,934

	Energy Equipment & Services—2.2%
22,810	BJ Services Co.	1,183,383
34,210	Cooper Cameron Corp. (b)	1,957,154

See accompanying notes to schedule of investments.

MSF-37

Metropolitan Series Fund, Inc.

MFS Total Return Portfolio

Schedule of Investments as of March 31, 2005 (Unaudited)

Common Stocks—(Continued)

Shares		Value

	Energy Equipment & Services—(Continued)

91,410	GlobalSantaFe Corp.	$3,385,826

74,360	Noble Corp. (b)	4,179,776

		10,706,139

	Food & Staples Retailing—0.2%
90,610	Rite Aid Corp. (b)	358,816
13,400	Wal-Mart Stores, Inc.	671,474

		1,030,290

	Food Products—1.7%
47,551	Archer-Daniels-Midland Co.	1,168,804
58,060	General Mills, Inc.	2,853,649
39,030	H.J. Heinz Co.	1,437,865
30,860	Kellogg Co.	1,335,312
1,692	Nestle S.A., (CHF)	463,726
34,090	Sara Lee Corp.	755,434

		8,014,790

	Gas Utilities—0.3%
20,310	AGL Resources, Inc.	709,428
29,710	NiSource, Inc.	677,091

		1,386,519

	Health Care Equipment & Supplies—0.2%
13,143	Baxter International, Inc.	446,599
14,100	Boston Scientific Corp. (b)	412,989

		859,588

	Health Care Providers & Services—0.7%
35,030	Apria Healthcare Group, Inc. (b)	1,124,463
196,410	Tenet Healthcare Corp. (b)	2,264,607

		3,389,070

	Hotels, Restaurants & Leisure—0.1%
18,390	McDonald’s Corp.	572,665

	Household Products—0.4%
30,579	Kimberly-Clark Corp.	2,009,958

	IT Services—0.6%
90,860	Accenture, Ltd. (Class A) (b)	2,194,269
11,830	Fiserv, Inc. (b)	470,834

		2,665,103

	Industrial Conglomerates—1.8%
8,630	3M Co.	739,505
100,715	General Electric Co.	3,631,783
132,159	Tyco International, Ltd.	4,466,974

		8,838,262

	Insurance—2.9%
32,340	AFLAC, Inc.	1,204,988
114,550	Conseco, Inc. (b)	2,339,111
26,300	Genworth Financial, Inc. (Class A)	723,776

Shares		Value

	Insurance—(Continued)
104,266	The Allstate Corp.	$5,636,620
5,700	The Chubb Corp.	451,839
53,030	The Hartford Financial Services Group, Inc.	3,635,737

		13,992,071

	Leisure Equipment & Products—0.4%
17,850	Hasbro, Inc.	365,033
72,660	Mattel, Inc.	1,551,291

		1,916,324

	Machinery—1.1%
3,500	Caterpillar, Inc.	320,040
16,260	Deere & Co.	1,091,534
9,830	Illinois Tool Works, Inc.	880,080
6,020	Ingersoll-Rand Co., Ltd. (Class A)	479,493
5,490	ITT Industries, Inc.	495,417
17,820	Sandvik AB, (SEK)	741,254
25,400	SPX Corp.	1,099,312

		5,107,130

	Media—3.5%
5,474	Comcast Corp. (Special Class A) (b)	182,832
26,880	Dex Media, Inc.	555,072
51,110	News Corp. (Class A)	864,781
151,910	Reed Elsevier, Plc., (GBP)	1,575,259
205,000	The Interpublic Group of Cos., Inc. (b)	2,517,400
99,369	The Walt Disney Co.	2,854,871
82,905	Time Warner, Inc. (b)	1,454,983
16,460	Tribune Co.	656,260
181,662	Viacom, Inc. (Class B)	6,327,288

		16,988,746

	Metals & Mining—0.2%
65,860	BHP Billiton, Plc., (GBP)	884,101

	Multi-Utilities—0.9%
469,080	Calpine Corp. (b)	1,313,424
33,470	Dominion Resources, Inc.	2,491,172
6,430	Public Service Enterprise Group, Inc.	349,728

		4,154,324

	Multiline Retail—0.1%
21,150	Family Dollar Stores, Inc.	642,114

	Office Electronics—0.1%
42,180	Xerox Corp. (b)	639,027

	Oil & Gas—4.6%
8,700	Apache Corp.	532,701
46,970	BP, Plc. (ADR)	2,930,928
22,040	ConocoPhillips	2,376,794
90,070	Devon Energy Corp.	4,300,842
13,390	EnCana Corp.	942,924
26,160	EOG Resources, Inc.	1,275,038
80,408	Exxon Mobil Corp.	4,792,317

See accompanying notes to schedule of investments.

MSF-38

Metropolitan Series Fund, Inc.

MFS Total Return Portfolio

Schedule of Investments as of March 31, 2005 (Unaudited)

Common Stocks—(Continued)

Shares		Value

	Oil & Gas—(Continued)
29,910	Total S.A. (ADR)	$3,506,349
26,595	Unocal Corp.	1,640,646

		22,298,539

	Paper & Forest Products—1.0%
63,050	Bowater, Inc.	2,375,093
61,030	International Paper Co.	2,245,294

		4,620,387

	Personal Products—0.5%
43,500	The Gillette Co.	2,195,880

	Pharmaceuticals—4.3%
86,590	Abbott Laboratories	4,036,826
3,710	Eli Lilly & Co.	193,291
48,130	Johnson & Johnson	3,232,411
184,498	Merck & Co., Inc.	5,972,200
9,380	Novartis AG, (CHF)	437,704
11,230	Pfizer, Inc.	295,012
5,367	Roche Holding AG, (CHF)	575,383
135,500	Wyeth	5,715,390

		20,458,217

	Road & Rail—0.3%
19,745	Burlington Northern Santa Fe Corp.	1,064,848
3,290	CNF, Inc.	153,939

		1,218,787

	Semiconductor & Semiconductor Equipment—0.2%
28,380	Analog Devices, Inc.	1,025,653

	Software—1.2%
21,993	Microsoft Corp.	531,571
56,770	Oracle Corp. (b)	708,489
203,590	Symantec Corp. (b)	4,342,575

		5,582,635

	Specialty Retail—1.5%
13,900	Circuit City Stores, Inc.	223,095
8,000	Lowe’s Cos., Inc.	456,720
45,900	OfficeMax, Inc.	1,537,650
155,910	The Gap, Inc.	3,405,074
61,460	TJX Cos., Inc.	1,513,760

		7,136,299

	Thrifts & Mortgage Finance—0.9%
46,594	Federal Home Loan Mortgage Corp.	2,944,741
29,208	Federal National Mortgage Association	1,590,375

		4,535,116

	Tobacco—1.0%
74,080	Altria Group, Inc.	4,844,091

Shares		Value

	Trading Companies & Distributors—0.0%
1,070	Finning International, Inc., (CAD)	$29,084
20	Finning International, Inc., (CAD)	544

		29,628

	Wireless Telecommunication Services—0.5%
97,686	Vodafone Group, Plc. (ADR)	2,594,540

	Total Common Stocks (Identified Cost $256,721,798)	283,196,128

Bonds & Notes—39.6%
Face Amount

	Aerospace & Defense—0.3%
$381,000	BAE Systems Holdings, Inc. (144A) 6.400%, 12/15/11	$414,231
510,000	Northrop Grumman Corp. 7.750%, 02/15/31	644,658
225,000	Raytheon Co. 6.150%, 11/01/08	235,395

		1,294,284

	Asset Backed—0.7%
220,000	AESOP Funding, LLC (144A) 2.860%, 08/20/09	209,317
204,000	AmeriCredit Automobile Receivables Co. 2.180%, 07/07/08	201,812
292,842	Capital One Auto Finance Trust 4.790%, 01/15/09	294,435
300,000	Capital One Master Trust 5.450%, 03/16/09	305,212
300,000	Connecticut RRB Special Purpose Trust 6.210%, 12/30/11 (d)	320,997
457,503	Continental Airlines Pass Through 6.648%, 09/15/17	434,209
185,000	Countrywide Asset-Backed Certificates 4.823%, 03/25/35	185,000
20,000	Countrywide Asset-Backed Certificates 4.575%, 07/25/35	20,000
116,346	Falcon Franchise Loan, LLC (144A) 7.382%, 05/05/10	120,958
250,000	Honda Auto Receivables 3.610%, 12/18/07	249,961
154,951	Onyx Acceptance Auto Trust 4.600%, 10/15/08	155,723
500,000	Providian Gateway Master Trust 3.090%, 03/16/09 (d)	500,660
226,211	Residential Asset Mortgage Products, Inc. 4.109%, 03/25/29	223,014
91,685	Residential Asset Mortgage Products, Inc. 3.800%, 07/25/30	91,473

See accompanying notes to schedule of investments.

MSF-39

Metropolitan Series Fund, Inc.

MFS Total Return Portfolio

Schedule of Investments as of March 31, 2005 (Unaudited)

Bonds & Notes—(Continued)

Face Amount		Value

	Asset Backed—(Continued)
$85,567	USAA Auto Owner Trust 3.910%, 04/16/07	$85,616
166,795	WFS Financial Owner Trust 4.870%, 09/20/09	168,096

		3,566,483

	Automobiles—0.3%
168,000	DaimlerChrysler North America Holdings Corp. 8.000%, 06/15/10	186,778
268,000	DaimlerChrysler North America Holdings Corp. 6.500%, 11/15/13	278,713
303,000	Ford Motor Co. 7.450%, 07/16/31	274,089
604,000	General Motors Corp. 8.375%, 07/15/33	516,862

		1,256,442

	Building & Construction—0.1%
309,000	CRH America, Inc. 6.950%, 03/15/12	339,292

	Chemicals—0.0%
108,000	Dow Chemical Co. 5.750%, 12/15/08	112,178

	Collateralized Mortgage Obligations—2.1%
700,000	Chase Commercial Mortgage Securities Corp. 6.390%, 11/18/30	739,787
193,000	Criimi Mae Commercial Mortgage Trust (144A) 7.000%, 06/02/33	202,880
185,608	Deutsche Mortgage & Asset Receiving Corp. 6.538%, 06/15/31	194,103
410,360	First Union Lehman Brothers Commercial Mortgage Trust 7.380%, 04/18/29	429,821
19,027	First Union Lehman Brothers Commercial Mortgage Trust 6.650%, 11/18/29	19,914
336,525	First Union Lehman Brothers Commercial Mortgage Trust 6.560%, 11/18/35	354,534
35,000	General Electric Capital Assurance Co. (144A) 5.742%, 05/12/35	36,339
500,000	Greenwich Capital Commercial Funding Corp. 4.910%, 01/05/36 (d)	496,287
141,434	Greenwich Capital Commercial Funding Corp. 5.317%, 06/10/36 (d)	143,892
326,945	Greenwich Capital Commercial Funding Corp. 4.305%, 08/10/42	321,913
92,933	JPMorgan Chase Commercial Mortgage Securities Corp. 5.215%, 05/15/41 (d)	94,277
480,060	JPMorgan Chase Commercial Mortgage Securities Corp. 5.038%, 03/15/46	476,707
258,462	Lehman Brothers Commercial Conduit Mortgage Trust 6.480%, 02/18/30	270,982
311,682	Lehman Brothers Commercial Conduit Mortgage Trust 6.780%, 06/15/31	335,308
327,657	Merrill Lynch Mortgage Investments, Inc. 6.390%, 02/15/30	341,981
250,000	Morgan Stanley Capital I, Inc. 5.150%, 06/13/41	251,809

Face Amount		Value

	Collateralized Mortgage Obligations—(Continued)
$199,571	Morgan Stanley Capital I, Inc. 5.168%, 01/14/42	$200,559
6,111,680	Morgan Stanley Capital I, Inc. (144A) 0.262%, 11/15/30 (d)	131,953
237,156	Mortgage Capital Funding, Inc. 6.337%, 11/18/31	248,435
48,764	Multi-Family Capital Access One, Inc. 6.650%, 01/15/24	52,275
500,000	Nomura Asset Securities Corp. 6.590%, 03/15/30	529,640
204,000	Residential Asset Mortgage Products, Inc. 4.970%, 09/25/34	201,162
41,897	Small Business Administration Participation Certificates 4.350%, 07/01/23 (d)	40,357
108,611	Small Business Administration Participation Certificates 4.770%, 04/01/24	107,002
176,544	Small Business Administration Participation Certificates 5.180%, 05/01/24 (d)	177,887
561,084	Small Business Administration Participation Certificates 5.520%, 06/01/24 (d)	574,767
327,194	Small Business Administration Participation Certificates 4.990%, 09/01/24 (d)	325,782
599,000	Small Business Administration Participation Certificates 4.950%, 03/01/25	593,596
794,929	Structured Asset Securities Corp. 4.670%, 03/25/35 (e)	789,658
150,000	The Bear Stearns Commercial Mortgage Securities, Inc. 4.680%, 08/13/39	146,627
286,663	The Bear Stearns Commercial Mortgage Securities, Inc. 5.116%, 02/11/41	286,931
176,256	TIAA Retail Commercial Mortgage Trust (144A) 7.170%, 01/15/32	184,171
470,000	Wachovia Bank Commercial Mortgage Trust 4.847%, 10/15/41	460,646
358,241	Wachovia Bank Commercial Mortgage Trust 5.083%, 03/15/42 (d)	356,639

		10,118,621

	Drugs & Heath Care—0.1%
81,000	HCA, Inc. 8.750%, 09/01/10	91,091
314,000	HCA, Inc. 6.950%, 05/01/12	325,918
258,000	Wyeth 5.500%, 03/15/13 (d)	262,262

		679,271

	Electrical Utilities—0.9%
191,000	Centerpoint Energy Resources Corp. 7.875%, 04/01/13	221,400
290,000	DTE Energy Co. 7.050%, 06/01/11	320,882
518,000	Exelon Generation Co., LLC 6.950%, 06/15/11	569,859
331,000	FirstEnergy Corp. (Series B) 6.450%, 11/15/11	349,220
171,689	System Energy Resource 5.129%, 01/15/14	167,694
150,000	MidAmerican Energy Holdings Co. 3.500%, 05/15/08	144,711

See accompanying notes to schedule of investments.

MSF-40

Metropolitan Series Fund, Inc.

MFS Total Return Portfolio

Schedule of Investments as of March 31, 2005 (Unaudited)

Bonds & Notes—(Continued)

Face Amount		Value

	Electrical Utilities—(Continued)
$500,000	MidAmerican Energy Holdings Co. 5.875%, 10/01/12	$519,267
68,000	Niagara Mohawk Power Corp. 7.750%, 05/15/06	70,789
434,000	Oncor Electric Delivery Co. 7.000%, 09/01/22	491,286
427,000	Pacific Gas & Electric Co. 4.800%, 03/01/14	415,639
100,000	PPL Energy Supply, LLC 6.400%, 11/01/11	108,069
155,000	PSE&G Power, LLC 6.950%, 06/01/12	171,548
200,000	PSE&G Power, LLC 8.625%, 04/15/31	265,581
217,000	TXU Energy Co. 7.000%, 03/15/13	237,480
50,000	United Energy Distribution Holdings, Ltd. (144A) 5.450%, 04/15/16	51,266
45,000	Virginia Electric & Power Co. 5.375%, 02/01/07	45,881

		4,150,572

	Environmental Control—0.1%
196,000	USA Waste Services, Inc. 7.000%, 07/15/28	219,066
287,000	Waste Management, Inc. 7.375%, 08/01/10	319,847

		538,913

	Federal Agencies—18.0%
740,000	Federal Home Loan Bank 3.250%, 07/21/06	734,517
2,355,000	Federal Home Loan Bank 3.750%, 09/28/06	2,346,206
285,000	Federal Home Loan Bank 3.900%, 02/25/08	282,753
75,839	Federal Home Loan Bank 5.000%, 06/01/18	75,963
175,004	Federal Home Loan Bank 5.000%, 12/01/18	175,288
259,662	Federal Home Loan Bank 4.500%, 01/01/19	254,724
214,510	Federal Home Loan Bank 5.500%, 01/01/19	219,051
290,359	Federal Home Loan Bank 5.000%, 02/01/19	290,674
22,170	Federal Home Loan Bank 5.500%, 04/01/19	22,651
21,553	Federal Home Loan Bank 5.500%, 06/01/19	22,010
38,085	Federal Home Loan Bank 5.500%, 07/01/19	38,891
294,444	Federal Home Loan Bank 6.000%, 08/01/19	304,323
640,000	Federal Home Loan Bank 6.000%, 10/01/19 (d)	661,632
123,438	Federal Home Loan Bank 5.500%, 12/01/19	126,051

Face Amount		Value

	Federal Agencies—(Continued)
$344,677	Federal Home Loan Bank 4.500%, 02/01/20	$337,768
210,007	Federal Home Loan Bank 6.000%, 02/01/23	216,366
96,985	Federal Home Loan Bank 5.500%, 09/01/24	97,990
232,539	Federal Home Loan Bank 5.500%, 12/01/33	233,570
177,331	Federal Home Loan Bank 5.500%, 01/01/34	178,117
168,835	Federal Home Loan Bank 5.000%, 04/01/34	165,301
111,091	Federal Home Loan Bank 5.500%, 04/01/34	111,453
100,025	Federal Home Loan Bank 6.000%, 04/01/34	102,406
98,033	Federal Home Loan Bank 6.500%, 05/01/34	101,743
132,330	Federal Home Loan Bank 6.500%, 06/01/34	137,338
255,584	Federal Home Loan Bank 6.000%, 07/01/34	261,666
2,577,998	Federal Home Loan Bank 6.000%, 08/01/34	2,639,349
440,046	Federal Home Loan Bank 6.500%, 08/01/34	456,698
130,088	Federal Home Loan Bank 6.000%, 09/01/34	133,184
580,001	Federal Home Loan Bank 6.500%, 10/01/34	602,794
1,270,000	Federal Home Loan Mortgage Corp. 7.000%, 07/15/05	1,284,164
419,000	Federal Home Loan Mortgage Corp. 2.875%, 12/15/06	411,858
245,000	Federal Home Loan Mortgage Corp. 4.125%, 11/18/09	241,161
725,000	Federal Home Loan Mortgage Corp. 5.500%, 09/15/11	758,546
3,637,000	Federal Home Loan Mortgage Corp. 4.875%, 11/15/13	3,652,341
57,665	Federal Home Loan Mortgage Corp. 5.000%, 12/01/17	57,782
194,107	Federal Home Loan Mortgage Corp. 5.500%, 05/01/33	194,968
627,598	Federal Home Loan Mortgage Corp. 5.000%, 09/01/33	615,809
293,295	Federal Home Loan Mortgage Corp. 5.000%, 11/01/33	287,785
350,000	Federal National Mortgage Association 3.250%, 07/31/06	347,272
585,000	Federal National Mortgage Association 3.000%, 03/02/07	574,020
1,866,000	Federal National Mortgage Association 5.250%, 04/15/07	1,909,778
649,253	Federal National Mortgage Association 6.500%, 05/01/08	679,472

See accompanying notes to schedule of investments.

MSF-41

Metropolitan Series Fund, Inc.

MFS Total Return Portfolio

Schedule of Investments as of March 31, 2005 (Unaudited)

Bonds & Notes—(Continued)

Face Amount		Value

	Federal Agencies—(Continued)
$728,000	Federal National Mortgage Association 6.000%, 05/15/08	$764,901
804,000	Federal National Mortgage Association 6.625%, 09/15/09	873,492
3,400,000	Federal National Mortgage Association 6.625%, 11/15/10	3,738,759
426,000	Federal National Mortgage Association 6.000%, 05/15/11	456,082
97,552	Federal National Mortgage Association 4.845%, 06/01/13	97,260
42,424	Federal National Mortgage Association 4.010%, 08/01/13	40,121
104,633	Federal National Mortgage Association 4.630%, 04/01/14	102,546
369,065	Federal National Mortgage Association 4.518%, 05/01/14 (d)	359,750
248,601	Federal National Mortgage Association 4.846%, 08/01/14 (d)	247,435
538,000	Federal National Mortgage Association 4.625%, 10/15/14	526,690
676,796	Federal National Mortgage Association 0.010%, 05/01/15	671,509
176,577	Federal National Mortgage Association 7.000%, 02/01/16	185,803
177,129	Federal National Mortgage Association 6.000%, 04/01/16	183,026
54,170	Federal National Mortgage Association 6.000%, 12/01/16	55,972
131,665	Federal National Mortgage Association 6.000%, 02/01/17	136,045
495,734	Federal National Mortgage Association 6.000%, 03/01/17	512,371
164,184	Federal National Mortgage Association 6.000%, 08/01/17	169,654
698,351	Federal National Mortgage Association 6.000%, 09/01/17	721,618
61,175	Federal National Mortgage Association 5.000%, 11/01/17	61,230
189,337	Federal National Mortgage Association 5.500%, 11/01/17	193,139
386,406	Federal National Mortgage Association 5.500%, 12/01/17	394,166
125,924	Federal National Mortgage Association 5.500%, 01/01/18	128,453
249,681	Federal National Mortgage Association 5.000%, 02/01/18	249,904
105,774	Federal National Mortgage Association 5.500%, 02/01/18	107,910
136,983	Federal National Mortgage Association 6.000%, 03/01/18	141,546
138,265	Federal National Mortgage Association 4.500%, 04/01/18	135,437
259,603	Federal National Mortgage Association 4.500%, 06/01/18	254,292
1,401,518	Federal National Mortgage Association 4.500%, 07/01/18	1,372,847

Face Amount		Value

	Federal Agencies—(Continued)
$115,566	Federal National Mortgage Association 5.000%, 11/01/18	$115,629
868,761	Federal National Mortgage Association 6.000%, 11/01/18	897,662
261,595	Federal National Mortgage Association 5.000%, 12/01/18	261,738
471,371	Federal National Mortgage Association 5.500%, 12/01/18	480,892
1,923,902	Federal National Mortgage Association 4.500%, 06/01/19	1,882,706
2,495,092	Federal National Mortgage Association 5.000%, 06/01/19	2,495,012
1,175,525	Federal National Mortgage Association 5.500%, 06/01/19	1,198,790
850,281	Federal National Mortgage Association 5.000%, 07/01/19	850,254
514,007	Federal National Mortgage Association 5.500%, 07/01/19	524,179
177,232	Federal National Mortgage Association 5.500%, 08/01/19	180,739
225,000	Federal National Mortgage Association 5.000%, 09/01/19	224,993
194,558	Federal National Mortgage Association 5.500%, 09/01/19	198,408
372,299	Federal National Mortgage Association 5.000%, 11/01/19	372,287
122,997	Federal National Mortgage Association 5.500%, 11/01/19	125,431
105,446	Federal National Mortgage Association 5.000%, 12/01/19	105,443
96,000	Federal National Mortgage Association 4.500%, 01/01/20	93,945
122,274	Federal National Mortgage Association 5.000%, 01/01/20	122,288
177,722	Federal National Mortgage Association 6.000%, 01/01/23	182,940
238,848	Federal National Mortgage Association 6.500%, 11/01/28	248,826
33,712	Federal National Mortgage Association 6.500%, 07/01/31	35,063
288,998	Federal National Mortgage Association 6.500%, 09/01/31	300,582
48,080	Federal National Mortgage Association 7.500%, 11/01/31	51,436
38,387	Federal National Mortgage Association 7.500%, 02/01/32	41,067
534,194	Federal National Mortgage Association 6.500%, 07/01/32	556,259
260,786	Federal National Mortgage Association 6.500%, 08/01/32	271,137
17,564	Federal National Mortgage Association 6.500%, 01/01/33	18,261
226,778	Federal National Mortgage Association 5.500%, 02/01/33	227,529
406,664	Federal National Mortgage Association 5.500%, 04/01/33	408,011

See accompanying notes to schedule of investments.

MSF-42

Metropolitan Series Fund, Inc.

MFS Total Return Portfolio

Schedule of Investments as of March 31, 2005 (Unaudited)

Bonds & Notes—(Continued)

Face Amount		Value

	Federal Agencies—(Continued)
$794,726	Federal National Mortgage Association 5.500%, 06/01/33	$797,357
560,055	Federal National Mortgage Association 5.500%, 07/01/33	561,909
676,538	Federal National Mortgage Association 5.000%, 11/01/33	663,346
963,682	Federal National Mortgage Association 5.500%, 11/01/33	966,872
73,147	Federal National Mortgage Association 5.500%, 12/01/33	73,389
454,869	Federal National Mortgage Association 5.500%, 01/01/34	456,375
437,379	Federal National Mortgage Association 5.500%, 02/01/34	438,827
159,924	Federal National Mortgage Association 5.000%, 03/01/34	156,457
87,716	Federal National Mortgage Association 5.500%, 03/01/34	87,957
83,648	Federal National Mortgage Association 6.500%, 03/01/34	86,846
640,778	Federal National Mortgage Association 5.000%, 04/01/34	626,890
173,700	Federal National Mortgage Association 5.500%, 04/01/34	174,070
872,559	Federal National Mortgage Association 6.000%, 04/01/34	892,107
1,963,791	Federal National Mortgage Association 6.500%, 04/01/34	2,038,856
186,999	Federal National Mortgage Association 5.000%, 05/01/34	182,946
777,526	Federal National Mortgage Association 5.500%, 05/01/34	779,187
112,028	Federal National Mortgage Association 6.000%, 05/01/34	114,537
143,276	Federal National Mortgage Association 5.000%, 06/01/34	140,170
4,770,055	Federal National Mortgage Association 5.500%, 06/01/34	4,780,242
1,062,760	Federal National Mortgage Association 6.000%, 06/01/34	1,086,568
141,941	Federal National Mortgage Association 6.500%, 06/01/34	147,367
2,713,681	Federal National Mortgage Association 5.500%, 07/01/34	2,719,476
888,256	Federal National Mortgage Association 6.000%, 07/01/34	908,155
153,709	Federal National Mortgage Association 6.500%, 07/01/34	159,585
189,611	Federal National Mortgage Association 5.000%, 08/01/34	185,501
512,186	Federal National Mortgage Association 5.500%, 08/01/34	513,279
2,848,108	Federal National Mortgage Association 6.000%, 08/01/34	2,911,912
93,766	Federal National Mortgage Association 5.000%, 09/01/34	91,733

Face Amount		Value

	Federal Agencies—(Continued)
$2,055,855	Federal National Mortgage Association 5.500%, 09/01/34	$2,060,245
1,696,856	Federal National Mortgage Association 5.500%, 10/01/34	1,700,479
3,321,690	Federal National Mortgage Association 5.500%, 11/01/34	3,328,784
180,746	Federal National Mortgage Association 6.000%, 11/01/34	184,795
1,392,041	Federal National Mortgage Association 5.500%, 12/01/34	1,395,013
72,856	Federal National Mortgage Association 6.000%, 12/01/34	74,488
776,920	Federal National Mortgage Association 5.500%, 01/01/35	778,579
300,528	Government National Mortgage Association 7.500%, 12/15/23	324,451
98,180	Government National Mortgage Association 7.500%, 06/15/24	105,801
47,525	Government National Mortgage Association 6.500%, 08/15/28	49,752
221,877	Government National Mortgage Association 6.500%, 10/15/28	232,273
343,582	Government National Mortgage Association 6.000%, 12/15/28	354,024
106,779	Government National Mortgage Association 6.500%, 12/15/28	111,788
437,690	Government National Mortgage Association 6.000%, 12/15/31	450,728
17,167	Government National Mortgage Association 6.000%, 03/15/32	17,672
44,037	Government National Mortgage Association 6.500%, 05/15/32	46,051
252,622	Government National Mortgage Association 5.500%, 11/15/32	255,300
297,417	Government National Mortgage Association 6.000%, 01/15/33	305,840
22,505	Government National Mortgage Association 6.000%, 02/15/33	23,142
330,821	Government National Mortgage Association 6.000%, 04/15/33	340,189
1,243,370	Government National Mortgage Association 5.500%, 08/15/33	1,256,129
17,900	Government National Mortgage Association 6.000%, 08/15/33	18,406
248,001	Government National Mortgage Association 4.500%, 09/15/33	237,771
282,447	Government National Mortgage Association 5.000%, 06/15/34	278,944
646,670	Government National Mortgage Association 6.000%, 07/15/34	664,850
20,917	Government National Mortgage Association 6.500%, 08/15/34	21,855

See accompanying notes to schedule of investments.

MSF-43

Metropolitan Series Fund, Inc.

MFS Total Return Portfolio

Schedule of Investments as of March 31, 2005 (Unaudited)

Bonds & Notes—(Continued)

Face Amount		Value

	Federal Agencies—(Continued)
$1,634,906	Government National Mortgage Association 5.500%, 09/15/34	$1,651,247
98,000	U.S. Department of Housing & Urban Development 7.498%, 08/01/11	108,485

		86,817,895

	Finance & Banking—1.7%
983,000	Bank of America Corp. 7.400%, 01/15/11	1,108,179
100,000	Bank One Corp. 8.000%, 04/29/27	126,437
1,072,000	Citigroup, Inc. 5.000%, 09/15/14	1,052,464
170,000	Ford Motor Credit Co. 7.750%, 02/15/07	176,023
239,000	Ford Motor Credit Co. 7.375%, 10/28/09	240,045
276,000	Ford Motor Credit Co. 7.875%, 06/15/10	280,990
247,000	Ford Motor Credit Co. 7.375%, 02/01/11	245,403
424,000	General Electric Capital Corp. 6.750%, 03/15/32	489,433
183,000	General Motors Acceptance Corp. 5.125%, 05/09/08	169,433
346,000	General Motors Acceptance Corp. 7.250%, 03/02/11	321,243
279,000	Mizuho Financial Group Cayman, Ltd. (144A) 5.790%, 04/15/14	282,711
472,000	Popular North America, Inc. 4.250%, 04/01/08	468,834
300,000	Prudential Financial, Inc. 4.500%, 07/15/13	286,493
691,000	Prudential Financial, Inc. 5.100%, 09/20/14	684,162
131,000	Prudential Funding Corp. (144A) 6.600%, 05/15/08	138,897
329,000	Sprint Capital Corp. 6.875%, 11/15/28	352,224
400,000	U.S. Bancorp 7.500%, 06/01/26	501,240
667,000	Wachovia Corp. 5.250%, 08/01/14	668,899
750,000	Wells Fargo Bank N.A. 6.450%, 02/01/11	814,163

		8,407,273

	Financial Services—1.2%
1,013,000	Boeing Capital Corp. 6.500%, 02/15/12	1,098,999
600,000	Cadbury Schweppes U.S. Finance (144A) 5.125%, 10/01/13	596,127
458,000	Cendant Corp. 6.875%, 08/15/06	474,026
87,000	Cendant Corp. 6.250%, 01/15/08	90,554
167,000	Countrywide Home Loans, Inc. 5.500%, 08/01/06	169,788
365,000	Credit Suisse First Boston USA, Inc. 4.625%, 01/15/08	366,643
456,000	Credit Suisse First Boston USA, Inc. 4.125%, 01/15/10	442,114
250,000	Credit Suisse First Boston USA, Inc. 6.550%, 01/17/35	262,637
25,000	Credit Suisse First Boston USA, Inc. 6.380%, 12/16/35	26,844
318,000	DBS Capital Funding Corp. (144A) 7.657%, 03/31/49 (d)	360,226

Face Amount		Value

	Financial Services—(Continued)
$260,000	Dean Witter Discover & Co. 6.750%, 01/01/16	$282,104
275,000	Duke Capital, LLC 8.000%, 10/01/19	326,251
175,000	KFW International Finance, Inc. 4.250%, 04/18/05	175,086
100,000	MidAmerican Funding, LLC 6.927%, 03/01/29	112,796
361,000	SLM Corp. 4.000%, 01/15/09	353,134
351,000	SLM Corp. 5.375%, 01/15/13	361,408
308,000	TCI Communications Financing III 9.650%, 03/31/27	348,235

		5,846,972

	Food & Beverages—0.4%
200,000	Coca-Cola Co. 5.125%, 09/17/13	200,879
35,000	General Mills, Inc. 6.000%, 02/15/12	37,217
349,000	Kraft Foods, Inc. 6.250%, 06/01/12	375,184
630,000	Miller Brewing Co. (144A) 5.500%, 08/15/13	640,504
560,000	The Kroger Co. 6.750%, 04/15/12	610,298

		1,864,082

	Forest Products & Paper—0.1%
35,000	MeadWestvaco Corp. 6.850%, 04/01/12	39,036
166,000	MeadWestvaco Corp. 6.800%, 11/15/32	182,119
241,000	Weyerhaeuser Co. 6.750%, 03/15/12	264,699

		485,854

	Gas & Oil—0.5%
150,000	Amerada Hess Corp. 7.300%, 08/15/31	169,151
311,000	Devon Financing Corp. 6.875%, 09/30/11	342,420
402,000	Halliburton Co. 5.500%, 10/15/10	413,591
161,000	Kerr-McGee Corp. 6.950%, 07/01/24	165,294
327,000	Kinder Morgan Energy Partners, L.P. 6.750%, 03/15/11	354,760
150,000	Kinder Morgan Energy Partners, L.P. 7.125%, 03/15/12	166,401
53,000	Kinder Morgan Energy Partners, L.P. 7.750%, 03/15/32	63,690
200,000	Ocean Energy, Inc. 7.250%, 10/01/11	223,548
125,000	Pemex Project Funding Master Trust 9.125%, 10/13/10	144,375
127,000	Pemex Project Funding Master Trust 8.625%, 02/01/22	144,304
290,000	Pioneer Natural Resource 5.875%, 07/15/16	296,573
100,000	Tosco Corp. 7.625%, 05/15/06	103,813

		2,587,920

	Hotels & Restaurants—0.0%
187,000	Yum! Brands, Inc. 8.875%, 04/15/11	224,058

	Industrial Machinery—0.0%
150,000	Kennametal, Inc. 7.200%, 06/15/12	165,754

See accompanying notes to schedule of investments.

MSF-44

Metropolitan Series Fund, Inc.

MFS Total Return Portfolio

Schedule of Investments as of March 31, 2005 (Unaudited)

Bonds & Notes—(Continued)

Face Amount		Value

	Industrials—0.1%
$222,000	Tyco International Group S.A. 6.750%, 02/15/11	$240,555

	Insurance—0.2%
485,000	AIG SunAmerica Global Financing II (144A) 7.600%, 06/15/05	488,972
100,000	Everest Reinsurance Holdings, Inc. 8.750%, 03/15/10	115,883
105,000	Fund American Cos, Inc. 5.875%, 05/15/13	106,607
24,000	SAFECO Corp. 4.875%, 02/01/10	24,046
85,000	The St. Paul Travelers Cos., Inc. 5.750%, 03/15/07	87,224
56,000	Travelers Property Casualty Corp. 6.375%, 03/15/33	57,782

		880,514

	Investment Brokerage—0.4%
428,000	JPMorgan Chase & Co. 5.125%, 09/15/14	421,230
420,000	Merrill Lynch & Co., Inc. 5.450%, 07/15/14	423,003
32,000	Morgan Stanley 4.750%, 04/01/14	30,468
316,000	Morgan Stanley Group, Inc. 6.750%, 04/15/11	344,415
608,000	The Goldman Sachs Group, Inc. 5.700%, 09/01/12	625,936

		1,845,052

	Media—0.5%
475,000	Cox Communications, Inc. 4.625%, 06/01/13	442,616
200,000	Hearst-Argyle Television, Inc. 7.500%, 11/15/27	236,290
125,000	News America Holdings, Inc. 7.750%, 01/20/24	145,244
150,000	News America Holdings, Inc. 8.500%, 02/23/25	186,024
295,000	News America, Inc. (144A) 6.200%, 12/15/34	291,686
137,000	The Walt Disney Co. 6.750%, 03/30/06	140,640
245,000	The Walt Disney Co. 6.375%, 03/01/12	263,367
600,000	Time Warner Entertainment Co., L.P. 8.375%, 07/15/33	754,253

		2,460,120

	Railroads & Equipment—0.2%
159,000	CSX Corp. 6.750%, 03/15/11	173,519
360,000	Norfolk Southern Corp. 7.050%, 05/01/37	421,264
108,000	Union Pacific Corp. 6.125%, 01/15/12	114,806
130,000	Union Pacific Corp. 5.375%, 05/01/14	131,436

		841,025

Face Amount		Value

	Real Estate—0.6%
$200,000	Boston Properties, Inc. (REIT) 5.000%, 06/01/15	$192,683
175,000	EOP Operating, L.P. 8.375%, 03/15/06	181,952
175,000	EOP Operating, L.P. 6.763%, 06/15/07	182,907
635,000	EOP Operating, L.P. 6.800%, 01/15/09	678,052
328,000	HRPT Properties Trust (REIT) 6.250%, 08/15/16	346,594
309,000	Simon Property Group L.P. (REIT) 6.375%, 11/15/07	321,927
650,000	Vornado Realty Trust (REIT) 5.625%, 06/15/07	666,166
73,000	Vornado Realty, L.P. (REIT) 4.750%, 12/01/10	71,402

		2,641,683

	Retail—0.0%
185,000	Lowe’s Cos., Inc. 7.500%, 12/15/05	189,799

	Telecommunications—0.6%
73,000	AT&T Wireless Services, Inc. 7.350%, 03/01/06	75,267
775,000	AT&T Wireless Services, Inc. 8.750%, 03/01/31	1,022,466
360,000	BellSouth Corp. 6.550%, 06/15/34	385,213
250,000	Cingular Wireless, LLC 6.500%, 12/15/11	269,057
325,000	SBC Communications, Inc. 5.100%, 09/15/14	316,771
170,000	SBC Communications, Inc. 6.150%, 09/15/34	170,315
702,000	Verizon New York, Inc. 6.875%, 04/01/12	765,189

		3,004,278

	U.S. Treasury—9.6%
337,000	United States Treasury Bonds 10.375%, 11/15/12	390,420
290,000	United States Treasury Bonds 7.500%, 11/15/16	363,587
281,000	United States Treasury Bonds 8.875%, 02/15/19	397,703
350,000	United States Treasury Bonds 7.875%, 02/15/21	467,387
434,000	United States Treasury Bonds 8.000%, 11/15/21	589,359
5,030,000	United States Treasury Bonds 6.250%, 08/15/23	5,856,610
1,777,000	United States Treasury Bonds 5.375%, 02/15/31	1,936,722
4,653,000	United States Treasury Notes 6.500%, 05/15/05	4,673,720
982,000	United States Treasury Notes 5.750%, 11/15/05	996,922
450,000	United States Treasury Notes 5.875%, 11/15/05	457,207

See accompanying notes to schedule of investments.

MSF-45

Metropolitan Series Fund, Inc.

MFS Total Return Portfolio

Schedule of Investments as of March 31, 2005 (Unaudited)

Bonds & Notes—(Continued)

Face Amount		Value

	U.S. Treasury—(Continued)
$7,733,000	United States Treasury Notes 7.000%, 07/15/06	$8,059,843
315,000	United States Treasury Notes 3.500%, 11/15/06	314,016
586,000	United States Treasury Notes 4.375%, 05/15/07 (d)	592,547
246,000	United States Treasury Notes 3.250%, 08/15/07	242,685
682,000	United States Treasury Notes 3.000%, 11/15/07	667,188
753,000	United States Treasury Notes 5.500%, 02/15/08	785,090
12,154,000	United States Treasury Notes 4.750%, 11/15/08	12,445,501
2,000,000	United States Treasury Notes 3.125%, 04/15/09	1,928,672
108,000	United States Treasury Notes 4.000%, 06/15/09	107,548
1,631,966	United States Treasury Notes 4.250%, 01/15/10 (TII)	1,857,744
2,026,577	United States Treasury Notes 3.000%, 07/15/12 (TII)	2,230,429
178,000	United States Treasury Notes 4.750%, 05/15/14	181,337
580,000	United States Treasury Notes 4.000%, 02/15/15	557,253

		46,099,490

	Yankee—0.9%
70,000	Anderson Exploration, Ltd. 6.750%, 03/15/11	75,533
50,000	Consumers International, Inc. 10.250%, 04/01/49 (g) (i)	0
351,000	Deutsche Telekom International Finance 8.750%, 06/15/30 (d)	459,056
335,000	EnCana Holdings Finance Corp. 5.800%, 05/01/14	349,967
171,000	France Telecom S.A. 8.500%, 03/01/11 (e)	195,664
350,000	Hydro Quebec 6.300%, 05/11/11	378,496
100,000	Norsk Hydro A/S 7.750%, 06/15/23	125,040
129,000	PCCW-HKTC Capital, Ltd. (144A) 6.000%, 07/15/13	132,660
355,000	Republic of Italy 4.625%, 06/15/05	356,324

Face Amount		Value

	Yankee—(Continued)
$95,000	State of Israel 4.625%, 06/15/13	$91,227
244,000	Telecom Italia Capital (144A) 6.000%, 09/30/34	236,273
208,000	Telecom Italia Capital S.A. 5.250%, 11/15/13	205,495
375,000	TransCanada Pipelines, Ltd. 7.150%, 06/15/06	387,148
360,000	UFJ Finance Aruba AEC 6.750%, 07/15/13	387,580
600,000	United Mexican States 6.625%, 03/03/15	625,200
56,000	United Mexican States 8.125%, 12/30/19	64,176
39,000	United Mexican States 8.000%, 09/24/22	44,265

		4,114,104

	Total Bonds & Notes (Identified Cost $190,837,843)	190,772,484

Preferred Stocks—0.1%
Shares

	Diversified Financial Services—0.1%
300,000	RBS Capital Trust II 12/29/49 (d)	320,513

	Total Preferred Stocks (Identified Cost $300,000)	320,513

Short Term Investments—1.3%
Face Amount

	Commercial Paper—1.3%
$6,215,000	Cargill, Inc. 2.820%, 04/01/05	$6,215,000

	Total Short Term Investments (Identified Cost $6,215,000)	6,215,000

	Total Investments—99.8% (Identified Cost $454,074,641) (a)	480,504,125
	Other assets less liabilities	1,192,272

	Total Net Assets—100%	$481,696,397

See accompanying notes to schedule of investments.

MSF-46

Metropolitan Series Fund, Inc.

BlackRock Investment Trust Portfolio

Schedule of Investments as of March 31, 2005 (Unaudited)

Common Stocks—99.5% of Total Net Assets

Shares		Value

	Aerospace & Defense—2.6%
176,800	General Dynamics Corp.	$18,926,440
223,700	L-3 Communications Holdings, Inc. (c)	15,887,174
324,600	Raytheon Co.	12,562,020

		47,375,634

	Air Freight & Logistics—0.8%
159,900	FedEx Corp.	15,022,605

	Automobiles—0.4%
651,000	Ford Motor Co. (c)	7,375,830

	Beverages—2.4%
199,210	Coca-Cola Enterprises, Inc.	4,087,789
186,000	Constellation Brands, Inc. (Class A) (b) (c)	9,833,820
588,400	PepsiCo, Inc.	31,202,852

		45,124,461

	Biotechnology—1.2%
367,600	Amgen, Inc. (b)	21,397,996

	Capital Markets—2.5%
140,000	Franklin Resources, Inc.	9,611,000
163,100	Lehman Brothers Holdings, Inc.	15,357,496
196,600	The Goldman Sachs Group, Inc.	21,624,034

		46,592,530

	Chemicals—1.6%
251,080	Lyondell Chemical Co. (c)	7,010,154
444,500	The Dow Chemical Co.	22,158,325

		29,168,479

	Commercial Banks—6.5%
905,200	Bank of America Corp.	39,919,320
373,000	KeyCorp	12,103,850
466,050	North Fork Bancorp, Inc.	12,928,227
197,600	SunTrust Banks, Inc.	14,241,032
630,000	U.S. Bancorp	18,156,600
455,000	Wachovia Corp.	23,164,050

		120,513,079

	Commercial Services & Supplies—0.9%
823,600	Cendant Corp.	16,916,744

	Communications Equipment—1.8%
924,300	Cisco Systems, Inc. (b)	16,535,727
1,056,500	Motorola, Inc.	15,815,805

		32,351,532

	Computers & Peripherals—4.7%
411,200	Dell, Inc. (b)	15,798,304
534,000	Hewlett-Packard Co.	11,715,960
436,500	International Business Machines Corp.	39,887,370

123,000	Lexmark International, Inc. (Class A) (b)	9,836,310

Shares		Value

	Computers & Peripherals—(Continued)
248,500	QLogic Corp. (b)	$10,064,250

		87,302,194

	Consumer Finance—1.2%
420,600	American Express Co.	21,606,222

	Diversified Financial Services—3.2%
330,000	CIT Group, Inc.	12,540,000
1,044,200	Citigroup, Inc.	46,926,348

		59,466,348

	Diversified Telecommunication Services—2.3%
362,300	SBC Communications, Inc.	8,582,887
524,100	Sprint Corp.	11,923,275
618,600	Verizon Communications, Inc.	21,960,300

		42,466,462

	Electric Utilities—3.2%
473,000	Exelon Corp.	21,705,970
544,500	PG&E Corp.	18,567,450
366,400	PPL Corp. (c)	19,781,936

		60,055,356

	Energy Equipment & Services—0.9%
242,300	Schlumberger, Ltd.	17,077,304

	Food & Staples Retailing—2.1%
204,800	CVS Corp.	10,776,576
293,000	Supervalu, Inc.	9,771,550
371,500	Wal-Mart Stores, Inc.	18,615,865

		39,163,991

	Food Products—0.9%
683,400	Archer-Daniels-Midland Co.	16,797,972

	Health Care Equipment & Supplies—2.1%
171,000	Bausch & Lomb, Inc. (c)	12,534,300
216,300	Becton, Dickinson & Co.	12,636,246
78,800	Guidant Corp.	5,823,320
314,400	STERIS Corp. (b)	7,938,600

		38,932,466

	Health Care Providers & Services—2.9%
161,600	Aetna, Inc.	12,111,920
482,500	Caremark Rx, Inc. (b)	19,193,850
176,200	HCA, Inc.	9,439,034
364,000	McKesson Corp.	13,741,000

		54,485,804

	Hotels, Restaurants & Leisure—1.2%
115,000	Harrah’s Entertainment, Inc. (c)	7,426,700
462,700	McDonald’s Corp.	14,408,478

		21,835,178

See accompanying notes to schedule of investments.

MSF-47

Metropolitan Series Fund, Inc.

BlackRock Investment Trust Portfolio

Schedule of Investments as of March 31, 2005 (Unaudited)

Common Stocks—(Continued)

Shares		Value

	Household Durables—1.2%
187,900	Pulte Homes, Inc. (c)	$13,835,077
114,000	The Black & Decker Corp.	9,004,860

		22,839,937

	Household Products—2.7%
177,000	Energizer Holdings, Inc. (b)	10,584,600
125,800	Fortune Brands, Inc.	10,143,254
560,550	The Procter & Gamble Co.	29,709,150

		50,437,004

	IT Services—1.3%
557,870	Accenture, Ltd. (Class A) (b)	13,472,560
271,800	Checkfree Corp. (b) (c)	11,078,568

		24,551,128

	Industrial Conglomerates—5.2%
1,991,600	General Electric Co.	71,817,096
122,300	Textron, Inc.	9,126,026
435,100	Tyco International, Ltd.	14,706,380

		95,649,502

	Insurance—4.1%
464,500	American International Group, Inc.	25,737,945
190,600	Prudential Financial, Inc.	10,940,440
194,500	The Allstate Corp.	10,514,670
148,000	The Chubb Corp.	11,731,960
142,000	The Hartford Financial Services Group, Inc.	9,735,520
161,000	W.R. Berkley Corp.	7,985,600

		76,646,135

	Internet Software & Services—0.5%
255,000	Yahoo!, Inc. (b)	8,644,500

	Investment Company—1.0%
159,358	SPDR Trust Series 1 (c)	18,797,870

	Leisure Equipment & Products—0.5%
463,600	Mattel, Inc.	9,897,860

	Machinery—2.6%
202,300	Eaton Corp.	13,230,420
145,000	Ingersoll-Rand Co., Ltd. (Class A)	11,549,250
153,900	ITT Industries, Inc.	13,887,936
121,000	PACCAR, Inc.	8,759,190

		47,426,796

	Media—4.0%
469,200	Comcast Corp. (Special Class A) (b)	15,671,280
177,000	The McGraw-Hill Cos., Inc.	15,443,250
600,000	The Walt Disney Co.	17,238,000
1,500,886	Time Warner, Inc. (b)	26,340,549

		74,693,079

Shares		Value

	Metals & Mining—0.8%
315,000	CONSOL Energy, Inc. (b)	$14,811,300

	Multiline Retail—1.1%
163,000	Federated Department Stores, Inc.	10,373,320
187,000	Nordstrom, Inc.	10,356,060

		20,729,380

	Oil & Gas—7.7%
170,000	ChevronTexaco Corp.	9,912,700
248,200	ConocoPhillips	26,765,888
253,600	EOG Resources, Inc.	12,360,464
1,100,000	Exxon Mobil Corp.	65,560,000
175,500	Newfield Exploration Co. (b)	13,032,630
204,000	Valero Energy Corp. (c)	14,947,080

		142,578,762

	Paper & Forest Products—0.8%
225,000	Weyerhaeuser Co. (c)	15,412,500

	Pharmaceuticals—6.8%
960,000	Bristol-Myers Squibb Co.	24,441,600
350,500	Johnson & Johnson	23,539,580
545,300	Merck & Co., Inc.	17,651,361
1,713,925	Pfizer, Inc.	45,024,810
354,000	Wyeth	14,931,720

		125,589,071

	Real Estate—0.5%
142,000	Simon Property Group, Inc. (REIT)	8,602,360

	Road & Rail—0.9%
316,600	Burlington Northern Santa Fe Corp.	17,074,238

	Semiconductor & Semiconductor Equipment—2.4%
1,913,100	Intel Corp.	44,441,313

	Software—3.9%
2,334,800	Microsoft Corp.	56,432,116
1,250,000	Oracle Corp. (b)	15,600,000

		72,032,116

	Specialty Retail—2.2%
149,000	AutoZone, Inc. (b)	12,769,300
214,290	Barnes & Noble, Inc. (b) (c)	7,390,862
548,000	The Home Depot, Inc.	20,955,520

		41,115,682

	Textiles, Apparel & Luxury Goods—0.7%
164,000	NIKE, Inc. (Class B)	13,662,840

	Thrifts & Mortgage Finance—1.0%
266,700	Countrywide Financial Corp.	8,657,082
17,149	PHH Corp (b) (c)	375,049

See accompanying notes to schedule of investments.

MSF-48

Metropolitan Series Fund, Inc.

BlackRock Investment Trust Portfolio

Schedule of Investments as of March 31, 2005 (Unaudited)

Common Stocks—(Continued)

Shares		Value

	Thrifts & Mortgage Finance—(Continued)
259,400	Washington Mutual, Inc.	$10,246,300

		19,278,431

	Tobacco—1.4%
406,900	Altria Group, Inc.	26,607,191

	Wireless Telecommunication Services—0.8%
490,100	Nextel Communications, Inc. (Class A) (b)	13,928,642

	Total Common Stocks (Identified Cost $1,759,001,870)	1,846,475,824

	Total Investments—99.5% (Identified Cost $1,759,001,870) (a)	1,846,475,824
	Other assets less liabilities	9,591,842

	Total Net Assets—100%	$1,856,067,666

Futures Contracts

Futures Contracts Long	Expiration Date	Number of Contracts	Contract Amount	Valuation as of 03/31/05	Unrealized Appreciation
S&P 500 Index Futures	06/16/05	2	$587,656	$591,950	$4,294

See accompanying notes to schedule of investments.

MSF-49

Metropolitan Series Fund, Inc.

BlackRock Legacy Large Cap Growth Portfolio

Schedule of Investments as of March 31, 2005 (Unaudited)

Common Stocks—97.4% of Total Net Assets

Shares		Value

	Aerospace & Defense—1.5%
73,700	General Dynamics Corp.	$7,889,585

	Biotechnology—3.3%
48,900	Amgen, Inc. (b)	2,846,469
124,200	Charles River Laboratories International, Inc. (b) (c)	5,842,368
157,400	Genentech, Inc. (b)	8,910,414

		17,599,251

	Capital Markets—2.5%
113,816	Franklin Resources, Inc.	7,813,468
53,300	The Goldman Sachs Group, Inc.	5,862,467

		13,675,935

	Chemicals—2.0%
165,800	Monsanto Co.	10,694,100

	Communications Equipment—2.2%
426,250	Cisco Systems, Inc. (b)	7,625,612
120,100	QUALCOMM, Inc.	4,401,665

		12,027,277

	Computers & Peripherals—4.2%
96,500	Apple Computer, Inc. (b)	4,021,155
217,300	Dell, Inc. (b)	8,348,666
839,500	EMC Corp. (b)	10,342,640

		22,712,461

	Consumer Finance—4.0%
204,300	American Express Co.	10,494,891
324,000	Providian Financial Corp. (b)	5,559,840
108,800	SLM Corp.	5,422,592

		21,477,323

	Diversified Financial Services—1.4%
211,700	JPMorgan Chase & Co.	7,324,820

	Diversified Telecommunication Services—0.7%
174,400	Sprint Corp.	3,967,600

	Electrical Equipment—0.7%
68,500	Rockwell Automation, Inc.	3,879,840

	Energy Equipment & Services—0.7%
51,300	Schlumberger, Ltd.	3,615,624

	Food & Staples Retailing—1.0%
148,900	Sysco Corp.	5,330,620

	Health Care Equipment & Supplies—2.1%
118,600	Cytyc Corp. (b) (c)	2,728,986
184,400	St. Jude Medical, Inc. (b)	6,638,400
26,100	Zimmer Holdings, Inc. (b)	2,030,841

		11,398,227

Shares		Value

	Health Care Providers & Services—6.8%
35,800	Aetna, Inc.	$2,683,210
241,700	Caremark Rx, Inc. (b)	9,614,826
43,400	PacifiCare Health Systems, Inc. (b)	2,470,328
57,300	Quest Diagnostics, Inc.	6,023,949
166,300	UnitedHealth Group, Inc.	15,861,694

		36,654,007

	Hotels, Restaurants & Leisure—4.5%
81,200	Harrah’s Entertainment, Inc. (c)	5,243,896
134,700	Marriott International, Inc. (Class A)	9,006,042
50,900	Starbucks Corp. (b)	2,629,494
121,600	Starwood Hotels & Resorts Worldwide, Inc. (Class B)	7,299,648

		24,179,080

	Household Durables—1.1%
68,900	Harman International Industries, Inc.	6,094,894

	Household Products—4.1%
132,200	The Clorox Co.	8,327,278
256,400	The Procter & Gamble Co.	13,589,200

		21,916,478

	IT Services—3.2%
128,700	Alliance Data Systems Corp. (b)	5,199,480
68,900	Cognizant Technology Solutions Corp. (Class A) (b)	3,183,180
303,000	VeriSign, Inc. (b)	8,696,100

		17,078,760

	Industrial Conglomerates—6.5%
568,600	General Electric Co.	20,503,716
433,000	Tyco International, Ltd.	14,635,400

		35,139,116

	Insurance—0.7%
67,625	American International Group, Inc.	3,747,101

	Internet & Catalog Retail—0.7%
99,400	eBay, Inc. (b)	3,703,644

	Internet Software & Services—4.1%
28,662	Google, Inc. (Class A) (b)	5,173,778
505,100	Yahoo!, Inc. (b)	17,122,890

		22,296,668

	Machinery—1.0%
99,400	Danaher Corp.	5,308,954

	Media—4.5%
290,900	Comcast Corp. (Special Class A) (b)	9,716,060
677,000	News Corp., Inc. (c)	11,921,970
80,400	XM Satellite Radio Holdings, Inc. (b) (c)	2,532,600

		24,170,630

See accompanying notes to schedule of investments.

MSF-50

Metropolitan Series Fund, Inc.

BlackRock Legacy Large Cap Growth Portfolio

Schedule of Investments as of March 31, 2005 (Unaudited)

Common Stocks—(Continued)

Short Term Investments—0.5%

Shares		Value

	Metals & Mining—1.6%
180,700	CONSOL Energy, Inc.	$8,496,514

	Multiline Retail—3.8%
132,600	Kohl’s Corp. (b)	6,846,138
269,900	Target Corp.	13,500,398

		20,346,536

	Oil & Gas—3.4%
166,900	EOG Resources, Inc.	8,134,706
86,606	Exxon Mobil Corp.	5,161,718
67,700	Newfield Exploration Co. (b)	5,027,402

		18,323,826

	Personal Products—1.0%
130,000	Avon Products, Inc.	5,582,200

	Pharmaceuticals—9.0%
84,800	Allergan, Inc.	5,891,056
304,600	Johnson & Johnson	20,456,936
332,300	Novartis AG (ADR) (c)	15,544,994
254,700	Pfizer, Inc.	6,690,969

		48,583,955

	Semiconductor & Semiconductor Equipment—3.8%
651,300	Intel Corp.	15,129,699
134,000	Linear Technology Corp.	5,133,540

		20,263,239

	Software—5.8%
816,200	Microsoft Corp.	19,727,554
915,400	Oracle Corp. (b)	11,424,192

		31,151,746

	Specialty Retail—2.5%
98,400	Chico’s FAS, Inc. (b)	2,780,784
158,700	PETsMART, Inc.	4,562,625
193,600	Staples, Inc.	6,084,848

		13,428,257

	Textiles, Apparel & Luxury Goods—3.0%
66,200	Coach, Inc. (b)	3,748,906
77,300	NIKE, Inc. (Class B)	6,439,863
155,800	Polo Ralph Lauren Corp.	6,045,040

		16,233,809

	Total Common Stocks (Identified Cost $480,525,539)	524,292,077

Face Amount		Value

	Discount Notes—0.5%
$2,900,000	Federal Home Loan Bank 2.550%, 04/01/05	$2,900,000

	Total Short Term Investments (Identified Cost $2,900,000)	2,900,000

	Total Investments—97.9% (Identified Cost $483,425,539) (a)	527,192,077
	Other assets less liabilities	11,125,036

	Total Net Assets—100%	$538,317,113

See accompanying notes to schedule of investments.

MSF-51

Metropolitan Series Fund, Inc.

BlackRock Large Cap Value Portfolio

Schedule of Investments as of March 31, 2005 (Unaudited)

Common Stocks—98.8% of Total Net Assets

Shares		Value

	Aerospace & Defense—2.6%
6,700	General Dynamics Corp.	$717,235
8,000	L-3 Communications Holdings, Inc.	568,160
14,700	Lockheed Martin Corp.	897,582
21,400	Raytheon Co.	828,180

		3,011,157

	Automobiles—1.0%
51,800	Ford Motor Co.	586,894
20,600	General Motors Corp.	605,434

		1,192,328

	Beverages—0.4%
9,900	Constellation Brands, Inc. (Class A) (b)	523,413

	Capital Markets—3.1%
58,100	E*TRADE Financial Corp.	697,200
8,900	Lehman Brothers Holdings, Inc.	838,024
17,600	Merrill Lynch & Co., Inc.	996,160
10,600	The Goldman Sachs Group, Inc.	1,162,369

		3,693,753

	Chemicals—3.0%
23,800	Air Products & Chemicals, Inc.	1,506,302
9,200	E. I. du Pont de Nemours & Co.	471,408
31,300	The Dow Chemical Co.	1,560,305

		3,538,015

	Commercial Banks—12.9%
110,000	Bank of America Corp.	4,851,000
12,300	Compass Bancshares, Inc.	558,420
27,000	KeyCorp	876,150
23,300	North Fork Bancorp, Inc.	646,342
15,600	SunTrust Banks, Inc.	1,124,292
70,700	U.S. Bancorp	2,037,574
47,700	Wachovia Corp.	2,428,407
31,200	Wells Fargo & Co.	1,874,945
10,600	Zions Bancorp	731,612

		15,128,742

	Commercial Services & Supplies—0.9%
52,500	Cendant Corp.	1,078,350

	Communications Equipment—0.7%
51,600	Motorola, Inc.	772,452

	Computers & Peripherals—2.7%
47,400	Hewlett-Packard Co.	1,039,956
18,827	International Business Machines Corp.	1,720,411
8,800	QLogic Corp. (b)	356,400

		3,116,767

	Diversified Financial Services—4.6%
11,400	CIT Group, Inc.	433,200

Shares		Value

	Diversified Financial Services—(Continued)
109,300	Citigroup, Inc.	$4,911,942

		5,345,142

	Diversified Telecommunication Services—4.6%
12,200	ALLTEL Corp.	669,170
86,900	SBC Communications, Inc.	2,058,661
42,400	Sprint Corp.	964,600
49,390	Verizon Communications, Inc.	1,753,345

		5,445,776

	Electric Utilities—4.4%
32,000	Exelon Corp.	1,468,480
32,200	PG&E Corp.	1,098,020
39,430	PPL Corp.	2,128,826
5,700	TXU Corp.	453,891

		5,149,217

	Electrical Equipment—0.6%
9,900	Cooper Industries, Ltd. (Class A)	708,048

	Food & Staples Retailing—1.3%
16,700	CVS Corp.	878,754
18,100	Supervalu, Inc.	603,635

		1,482,389

	Food Products—1.4%
24,100	Archer-Daniels-Midland Co.	592,378
23,600	Kellogg Co.	1,022,199

		1,614,577

	Health Care Providers & Services—1.6%
12,600	Coventry Health Care, Inc. (b)	858,564
18,000	HCA, Inc.	964,260

		1,822,824

	Hotels, Restaurants & Leisure—0.8%
31,512	McDonald’s Corp.	981,284

	Household Durables—1.1%
13,700	Centex Corp.	784,599
6,900	The Black & Decker Corp.	545,031

		1,329,630

	Household Products—0.9%
5,400	Fortune Brands, Inc.	435,402
9,100	The Clorox Co.	573,709

		1,009,111

	Industrial Conglomerates—6.3%
170,200	General Electric Co.	6,137,412
9,300	Textron, Inc.	693,966
16,600	Tyco International, Ltd.	561,080

		7,392,458

See accompanying notes to schedule of investments.

MSF-52

Metropolitan Series Fund, Inc.

BlackRock Large Cap Value Portfolio

Schedule of Investments as of March 31, 2005 (Unaudited)

Common Stocks—(Continued)

Shares		Value

	Insurance—5.2%
20,460	American International Group, Inc.	$1,133,688
24,300	Genworth Financial, Inc. (Class A)	668,736
9,100	Nationwide Financial Services, Inc.	326,690
16,700	The Allstate Corp.	902,802
8,900	The Chubb Corp.	705,503
17,380	The Hartford Financial Services Group, Inc.	1,191,573
35,700	UnumProvident Corp.	607,614
12,000	W.R. Berkley Corp.	595,200

		6,131,806

	Leisure Equipment & Products—0.8%
42,600	Mattel, Inc.	909,510

	Machinery—1.0%
4,200	Cummins, Inc.	295,647
7,300	Deere & Co.	490,049
6,600	Eaton Corp.	431,640

		1,217,336

	Media—4.7%
17,600	Comcast Corp. (Class A) (b)	594,528
54,270	Liberty Media Corp. (Class A) (b)	562,780
9,200	The McGraw-Hill Cos., Inc.	802,700
75,090	The Walt Disney Co.	2,157,336
80,800	Time Warner, Inc. (b)	1,418,040

		5,535,384

	Metals & Mining—1.1%
27,300	CONSOL Energy, Inc.	1,283,646

	Multi-Utilities—2.2%
24,500	Constellation Energy Group, Inc.	1,266,650
20,200	ONEOK, Inc.	622,564
18,600	Sempra Energy	741,024

		2,630,238

	Multiline Retail—1.4%
14,140	Federated Department Stores, Inc.	899,870
8,500	Neiman Marcus Group, Inc. (Class A)	777,835

		1,677,705

	Office Electronics—0.5%
36,000	Xerox Corp. (b)	545,400

	Oil & Gas—13.5%
12,300	Amerada Hess Corp.	1,183,383
33,286	ChevronTexaco Corp.	1,940,907
23,000	ConocoPhillips	2,480,320
31,600	EOG Resources, Inc.	1,540,184
127,900	Exxon Mobil Corp.	7,622,840
14,000	Valero Energy Corp.	1,025,780

		15,793,414

Shares		Value

	Paper & Forest Products—1.2%
26,000	Georgia-Pacific Corp.	$922,740
17,500	Louisiana-Pacific Corp.	439,950

		1,362,690

	Pharmaceuticals—2.2%
47,810	Bristol-Myers Squibb Co.	1,217,242
28,000	Merck & Co., Inc.	906,360
11,470	Wyeth	483,805

		2,607,407

	Real Estate—2.4%
30,000	Equity Office Properties Trust (REIT)	903,900
24,300	General Growth Properties, Inc. (REIT)	828,630
18,800	Simon Property Group, Inc. (REIT)	1,138,904

		2,871,434

	Road & Rail—1.2%
15,000	Burlington Northern Santa Fe Corp.	808,950
12,800	J.B. Hunt Transport Services, Inc.	560,256

		1,369,206

	Software—0.9%
41,250	Microsoft Corp.	997,012

	Specialty Retail—0.4%
14,461	Barnes & Noble, Inc. (b)	498,760

	Textiles, Apparel & Luxury Goods—0.6%
15,300	Reebok International, Ltd.	677,790

	Thrifts & Mortgage Finance—2.2%
18,400	Countrywide Financial Corp.	597,264
14,620	Federal National Mortgage Association	796,059
30,700	Washington Mutual, Inc.	1,212,650

		2,605,973

	Tobacco—2.4%
43,600	Altria Group, Inc.	2,851,004

	Total Common Stocks (Identified Cost $107,480,517)	115,901,148

Short Term Investments—2.0%
Face Amount

	Discount Notes—2.0%
$2,300,000	Federal Home Loan Bank 2.550%, 04/01/05	$2,300,000

	Total Short Term Investments (Identified Cost $2,300,000)	2,300,000

	Total Investments—100.8% (Identified Cost $109,780,517) (a)	118,201,148
	Other assets less liabilities	(897,526)

	Total Net Assets—100%	$117,303,622

See accompanying notes to schedule of investments.

MSF-53

Metropolitan Series Fund, Inc.

Capital Guardian U.S. Equity Portfolio

Schedule of Investments as of March 31, 2005 (Unaudited)

Common Stocks—99.1% of Total Net Assets

Shares		Value

	Aerospace & Defense—1.9%
20,000	The Boeing Co.	$1,169,200
8,200	United Defense Industries, Inc. (b)	602,044
74,270	United Technologies Corp.	7,550,288

		9,321,532

	Air Freight & Logistics—0.2%
14,800	United Parcel Service, Inc. (Class B)	1,076,552

	Beverages—2.4%
128,400	Anheuser-Busch Cos., Inc.	6,084,876
108,400	PepsiCo, Inc.	5,748,452

		11,833,328

	Biotechnology—2.2%
119,100	Amgen, Inc. (b)	6,932,811
130,400	Applera Corp. - Applied Biosystems Group	2,574,096
22,800	Imclone Systems, Inc. (b)	786,600
63,100	Millennium Pharmaceuticals, Inc. (b)	531,302

		10,824,809

	Building Products—0.8%
90,000	American Standard Cos., Inc. (b)	4,183,200

	Capital Markets—0.4%
18,500	The Goldman Sachs Group, Inc.	2,034,815

	Chemicals—2.2%
36,900	Air Products & Chemicals, Inc.	2,335,401
67,100	E. I. du Pont de Nemours & Co.	3,438,204
23,300	Huntsman Corp.	543,356
49,700	Methanex Corp.	965,671
71,200	The Dow Chemical Co.	3,549,320

		10,831,952

	Commercial Banks—1.9%
158,800	Wells Fargo & Co.	9,496,240

	Commercial Services & Supplies—0.4%
143,500	Allied Waste Industries, Inc. (b)	1,048,985
35,100	Monster Worldwide, Inc. (b)	984,555

		2,033,540

	Communications Equipment—2.5%
352,670	Cisco Systems, Inc. (b)	6,309,266
85,700	Corning, Inc. (b)	953,841
299,500	JDS Uniphase Corp. (b)	500,165
36,800	Polycom, Inc. (b)	623,760
105,800	QUALCOMM, Inc.	3,877,570

		12,264,602

	Computers & Peripherals—2.1%
33,000	Apple Computer, Inc. (b)	1,375,110
50,800	Hewlett-Packard Co.	1,114,552
26,000	International Business Machines Corp.	2,375,880

Shares		Value

	Computers & Peripherals—(Continued)
16,600	Lexmark International, Inc. (Class A) (b)	$1,327,502
91,200	Seagate Technology	1,782,960
599,100	Sun Microsystems, Inc. (b)	2,420,364

		10,396,368

	Construction & Engineering—1.0%
92,800	Fluor Corp.	5,143,904

	Consumer Finance—2.3%
42,600	AmeriCredit Corp. (b)	998,544
205,000	SLM Corp.	10,217,200

		11,215,744

	Diversified Financial Services—2.1%
302,172	JPMorgan Chase & Co.	10,455,151

	Diversified Telecommunication Services—3.1%
384,000	Qwest Communications International, Inc. (b)	1,420,800
52,077	SBC Communications, Inc.	1,233,704
451,650	Sprint Corp.	10,275,038
69,438	Verizon Communications, Inc.	2,465,049

		15,394,591

	Electrical Equipment—0.8%
42,700	Cooper Industries, Ltd. (Class A)	3,053,904
13,000	Emerson Electric Co.	844,090

		3,897,994

	Electronic Equipment & Instruments—2.0%
172,900	Agilent Technologies, Inc. (b)	3,838,380
87,400	Avnet, Inc. (b)	1,609,908
117,600	Flextronics International, Ltd. (b)	1,415,904
111,600	Jabil Circuit, Inc. (b)	3,182,832

		10,047,024

	Energy Equipment & Services—3.4%
44,600	Baker Hughes, Inc.	1,984,254
17,600	BJ Services Co.	913,088
103,300	Schlumberger, Ltd.	7,280,584
70,100	Transocean, Inc. (b)	3,607,346
52,600	Weatherford International, Ltd. (b)	3,047,644

		16,832,916

	Food & Staples Retailing—1.7%
104,500	Costco Wholesale Corp.	4,616,810
101,200	Sysco Corp.	3,622,960

		8,239,770

	Food Products—2.1%
110,700	Campbell Soup Co.	3,212,514
107,100	Kraft Foods, Inc. (Class A)	3,539,655
57,400	Unilever NV (ADR)	3,927,308

		10,679,477

	Gas Utilities—0.2%
28,404	Kinder Morgan Management, LLC	1,152,919

See accompanying notes to schedule of investments.

MSF-54

Metropolitan Series Fund, Inc.

Capital Guardian U.S. Equity Portfolio

Schedule of Investments as of March 31, 2005 (Unaudited)

Common Stocks—(Continued)

Shares		Value

	Health Care Equipment & Supplies—2.2%
76,800	Baxter International, Inc.	$2,609,664
14,700	Becton, Dickinson & Co.	858,774
78,272	Guidant Corp.	5,784,301
29,300	Medtronic, Inc.	1,492,835

		10,745,574

	Health Care Providers & Services—3.4%
52,300	DaVita, Inc. (b)	2,188,755
151,600	Lincare Holdings, Inc. (b)	6,705,268
53,900	Medco Health Solutions, Inc. (b)	2,671,823
96,700	Tenet Healthcare Corp. (b)	1,114,951
35,300	WellPoint, Inc. (b)	4,424,855

		17,105,652

	Hotels, Restaurants & Leisure—1.0%
61,400	Carnival Corp.	3,181,134
23,500	Las Vegas Sands Corp. (b)	1,057,500
23,600	McDonald’s Corp.	734,904

		4,973,538

	Household Durables—0.2%
28,500	Leggett & Platt, Inc.	823,080

	Household Products—0.8%
20,700	Kimberly-Clark Corp.	1,360,611
52,100	The Procter & Gamble Co.	2,761,300

		4,121,911

	IT Services—2.2%
114,300	Affiliated Computer Services, Inc. (Class A) (b)	6,085,332
47,900	Automatic Data Processing, Inc.	2,153,105
29,100	Checkfree Corp. (b)	1,186,116
60,400	VeriSign, Inc. (b)	1,733,480

		11,158,033

	Industrial Conglomerates—3.4%
19,200	3M Co.	1,645,248
361,700	General Electric Co.	13,042,902
13,000	Siemens AG (ADR)	1,027,780
29,000	Tyco International, Ltd.	980,200

		16,696,130

	Insurance—3.3%
67,500	American International Group, Inc.	3,740,175
68	Berkshire Hathaway, Inc. (Class A) (b)	5,916,000
10,000	Everest Re Group, Ltd.	851,100
25,000	The Chubb Corp.	1,981,750
19,800	The Hartford Financial Services Group, Inc.	1,357,488
34,700	XL Capital, Ltd. (Class A)	2,511,239

		16,357,752

	Internet & Catalog Retail—1.4%
31,600	Amazon.com, Inc. (b)	1,082,932

Shares		Value

	Internet & Catalog Retail—(Continued)
81,200	eBay, Inc. (b)	$3,025,512
126,800	IAC/InterActiveCorp. (b)	2,823,836

		6,932,280

	Internet Software & Services—0.2%
4,600	Google, Inc. (Class A) (b)	830,346

	Leisure Equipment & Products—0.3%
66,100	Mattel, Inc.	1,411,235

	Machinery—1.2%
42,600	Illinois Tool Works, Inc.	3,813,978
28,000	Ingersoll-Rand Co., Ltd. (Class A)	2,230,200

		6,044,178

	Media—3.5%
39,732	Cablevision Systems Corp. (Class A) (b)	1,114,483
33,400	Comcast Corp. (Class A) (b)	1,128,252
17,100	Knight-Ridder, Inc.	1,149,975
11,400	Omnicom Group, Inc.	1,009,128
137,384	The DIRECTV Group, Inc. (b)	1,981,077
9,900	The Walt Disney Co.	284,427
402,800	Time Warner, Inc. (b)	7,069,140
99,500	Viacom, Inc. (Class B)	3,465,585

		17,202,067

	Metals & Mining—0.6%
107,116	Alcoa, Inc.	3,255,255

	Multi-Utilities—1.8%
275,100	Calpine Corp. (b)	770,280
186,200	Duke Energy Co.	5,215,462
188,600	The AES Corp. (b)	3,089,268

		9,075,010

	Multiline Retail—1.1%
90,500	Dollar Tree Stores, Inc. (b)	2,600,065
57,000	Target Corp.	2,851,140

		5,451,205

	Oil & Gas—6.8%
172,700	Exxon Mobil Corp.	10,292,920
21,666	Kinder Morgan, Inc.	1,640,116
155,600	Royal Dutch Petroleum Co. (ADR)	9,342,224
42,700	Shell Transport & Trading Co., Plc.	2,321,172
40,300	The Williams Cos., Inc.	758,043
150,400	Unocal Corp.	9,278,176

		33,632,651

	Paper & Forest Products—0.4%
51,900	International Paper Co.	1,909,401

	Personal Products—0.4%
48,400	Avon Products, Inc.	2,078,296

See accompanying notes to schedule of investments.

MSF-55

Metropolitan Series Fund, Inc.

Capital Guardian U.S. Equity Portfolio

Schedule of Investments as of March 31, 2005 (Unaudited)

Common Stocks—(Continued)

Shares		Value

	Pharmaceuticals—9.4%
115,500	Allergan, Inc.	$8,023,785
396,900	AstraZeneca, Plc. (ADR)	15,689,457
121,500	Eli Lilly & Co.	6,330,150
299,200	Forest Laboratories, Inc. (b)	11,055,440
80,400	Pfizer, Inc.	2,112,108
109,000	Teva Pharmaceutical Industries, Ltd. (ADR)	3,379,000

		46,589,940

	Real Estate—0.2%
26,180	General Growth Properties, Inc. (REIT)	892,738

	Road & Rail—0.3%
21,800	Union Pacific Corp.	1,519,460

	Semiconductor & Semiconductor Equipment—7.4%
70,000	Advanced Micro Devices, Inc. (b)	1,128,400
249,200	Altera Corp. (b)	4,929,176
552,500	Applied Materials, Inc. (b)	8,978,125
314,400	Applied Micro Circuits Corp. (b)	1,034,376
53,100	ASML Holding NV (ADR) (b)	890,487
60,500	Credence Systems Corp. (b)	478,555
70,700	Fairchild Semiconductor International, Inc. (Class A) (b)	1,083,831
137,400	Intel Corp.	3,191,802
150,100	KLA-Tencor Corp. (b)	6,906,101
33,700	Lam Research Corp. (b)	972,582
28,900	Linear Technology Corp.	1,107,159
101,500	Micron Technology, Inc. (b)	1,049,510
38,700	Novellus Systems, Inc. (b)	1,034,451
5,600	PMC-Sierra, Inc. (b)	49,280
140,300	Teradyne, Inc. (b)	2,048,380
61,000	Xilinx, Inc.	1,783,030

		36,665,245

	Software—1.9%
54,100	Cadence Design Systems, Inc. (b)	808,795
309,400	Microsoft Corp.	7,478,198
31,700	SAP AG (ADR)	1,270,536

		9,557,529

	Specialty Retail—3.0%
55,200	AutoNation, Inc. (b)	1,045,488
160,100	Lowe’s Cos., Inc.	9,140,109
25,400	OfficeMax, Inc.	850,900
58,900	RadioShack Corp.	1,443,050
66,500	Williams-Sonoma, Inc. (b)	2,443,875

		14,923,422

Shares		Value

	Thrifts & Mortgage Finance—5.4%
89,200	Federal Home Loan Mortgage Corp.	$5,637,440
109,700	Federal National Mortgage Association	5,973,165
24,000	Golden West Financial Corp.	1,452,000
53,000	The PMI Group, Inc.	2,014,530
299,100	Washington Mutual, Inc.	11,814,450

		26,891,585

	Tobacco—1.4%
108,500	Altria Group, Inc.	7,094,815

	Wireless Telecommunication Services—0.2%
45,300	American Tower Corp. (Class A) (b)	825,819

	Total Common Stocks (Identified Cost $444,149,902)	492,120,575

Short Term Investments—0.9%
Face Amount

	Repurchase Agreement—0.9%
$4,599,000	State Street Corp. Repurchase Agreement dated 03/31/05 at 1.250% to be repurchased at $4,599,160 on 04/01/05, collateralized by $4,300,000 U.S. Treasury Bond 5.500% due 08/15/28 with a value of $4,696,262.	$4,599,000

	Total Short Term Investments (Identified Cost $4,599,000)	4,599,000

	Total Investments—100.0% (Identified Cost $448,748,902) (a)	496,719,575
	Other assets less liabilities	(139,113)

	Total Net Assets—100%	$496,580,462

See accompanying notes to schedule of investments.

MSF-56

Metropolitan Series Fund, Inc.

Davis Venture Value Portfolio

Schedule of Investments as of March 31, 2005 (Unaudited)

Common Stocks—94.5% of Total Net Assets

Shares		Value

	Air Freight & Logistics—0.8%
294,900	United Parcel Service, Inc. (Class B)	$21,451,026

	Beverages—2.2%
731,700	Diageo, Plc. (ADR) (c)	41,633,730
689,590	Heineken Holding (Class A) (c), (EUR)	21,327,526

		62,961,256

	Capital Markets—1.1%
395,210	Morgan Stanley	22,625,773
208,000	State Street Corp. (c)	9,093,760

		31,719,533

	Commercial Banks—8.6%
590,501	Fifth Third Bancorp (c)	25,379,733
5,905,581	HSBC Holdings, Plc., (GBP)	93,542,600
696,500	Lloyds TSB Group, Plc. (ADR) (c)	25,262,055
1,616,500	Wells Fargo & Co.	96,666,700

		240,851,088

	Commercial Services & Supplies—4.1%
232,800	Cosco Pacific, Ltd., (HKD)	505,413
353,900	D&B Corp. (b) (c)	21,747,155
930,500	H&R Block, Inc. (c)	47,064,690
1,199,300	Iron Mountain, Inc. (b) (c)	34,587,812
3,486,900	Rentokil Initial, Plc., (GBP)	10,663,946

		114,569,016

	Communications Equipment—0.3%
504,900	Nokia Corp. (ADR)	7,790,607

	Computers & Peripherals—2.2%
695,000	Hewlett-Packard Co.	15,248,300
578,900	Lexmark International, Inc. (Class A) (b)	46,294,633

		61,542,933

	Construction Materials—1.7%
402,800	Martin Marietta Materials, Inc. (c)	22,524,576
450,300	Vulcan Materials Co. (c)	25,590,549

		48,115,125

	Consumer Finance—7.8%
3,576,300	American Express Co.	183,714,531
868,300	Providian Financial Corp. (b) (c)	14,900,028
285,770	Takefuji Corp. (c), (JPY)	19,217,128

		217,831,687

	Containers & Packaging—2.4%
1,311,200	Sealed Air Corp. (b)	68,103,728

	Diversified Financial Services—8.0%
1,931,473	Citigroup, Inc.	86,800,397
2,602,908	JPMorgan Chase & Co.	90,060,617

Shares		Value

	Diversified Financial Services—(Continued)
459,000	Moody’s Corp.	$37,114,740
264,700	Principal Financial Group, Inc. (c)	10,188,303

		224,164,057

	Energy Equipment & Services—0.8%
450,700	Transocean, Inc. (b)	23,193,022

	Food & Staples Retailing—3.1%
1,984,000	Costco Wholesale Corp.	87,653,120

	Food Products—1.0%
484,900	Hershey Foods Corp. (c)	29,317,054

	Health Care Providers & Services—2.3%
516,100	Cardinal Health, Inc. (c)	28,798,380
658,400	HCA, Inc.	35,270,488

		64,068,868

	Household Durables—0.0%
7,000	Hunter Douglas NV, (EUR)	352,894

	Industrial Conglomerates—4.3%
1,147,000	China Merchants Holdings International, (HKD)	2,250,162
3,528,289	Tyco International, Ltd.	119,256,168

		121,506,330

	Insurance—16.3%
1,938,607	American International Group, Inc.	107,418,214
888,500	Aon Corp.	20,293,340
1,071	Berkshire Hathaway, Inc. (Class A) (b)	93,177,000
1,356	Berkshire Hathaway, Inc. (Class B) (b)	3,872,736
62,600	Everest Reinsurance Group, Ltd. (c)	5,327,886
704,800	Loews Corp.	51,830,992
8,300	Markel Corp. (b) (c)	2,865,243
844,100	Marsh & McLennan Cos., Inc.	25,677,522
153,200	Sun Life Financial, Inc. (c)	4,985,128
161,100	The Chubb Corp.	12,770,397
950,500	The Progressive Corp.	87,217,880
641,856	Transatlantic Holdings, Inc. (c)	42,503,704

		457,940,042

	Internet & Catalog Retail—0.4%
478,100	IAC/InterActiveCorp. (b) (c)	10,647,287

	Media—4.8%
2,360,755	Comcast Corp. (Special Class A) (b)	78,849,217
167,800	Gannett Co., Inc. (c)	13,269,624
429,577	Lagardere S.C.A. (c), (EUR)	32,523,870
182,800	WPP Group, Plc. (ADR) (c)	10,370,244

		135,012,955

	Oil & Gas—8.9%
747,204	ConocoPhillips	80,578,479
1,368,116	Devon Energy Corp.	65,327,539

See accompanying notes to schedule of investments.

MSF-57

Metropolitan Series Fund, Inc.

Davis Venture Value Portfolio

Schedule of Investments as of March 31, 2005 (Unaudited)

Common Stocks—(Continued)

Bonds & Notes—1.8%

Shares		Value

	Oil & Gas—(Continued)
1,143,000	EOG Resources, Inc.	$55,709,820
661,200	Occidental Petroleum Corp.	47,057,604

		248,673,442

	Pharmaceuticals—1.3%
470,600	Eli Lilly & Co.	24,518,260
233,000	Novartis AG, (CHF)	10,872,607

		35,390,867

	Real Estate—1.5%
80,400	CenterPoint Properties Trust (REIT) (c)	3,296,400
1,109,078	General Growth Properties, Inc. (REIT)	37,819,560

		41,115,960

	Software—0.8%
896,500	Microsoft Corp.	21,668,405

	Specialty Retail—0.7%
242,800	AutoZone, Inc. (b) (c)	20,807,960

	Thrifts & Mortgage Finance—3.2%
1,477,100	Golden West Financial Corp.	89,364,550

	Tobacco—5.5%
2,346,400	Altria Group, Inc.	153,431,096

	Wireless Telecommunication Services—0.4%
576,500	SK Telecom, Ltd. (ADR) (c)	11,368,580

	Total Common Stocks (Identified Cost $2,115,012,376)	2,650,612,488

Face Amount		Value

	Commercial Services & Supplies—1.8%
$51,300,000	Brazos Higher Education, Inc. 2.660%, 10/01/30	$51,300,000

	Total Bonds & Notes (Identified Cost $51,300,000)	51,300,000

Short Term Investments—5.4%

	Commercial Paper—5.4%
41,854,000	Galleon Capital, LLC 2.770%, 04/05/05	41,841,118
24,322,000	San Paolo U.S. Financial, Inc. 2.850%, 04/01/05	24,322,000
36,470,000	San Paolo U.S. Financial, Inc. 2.770%, 04/04/05	36,461,582
47,052,000	UBS Finance, Inc. 2.760%, 04/06/05	47,033,963

		149,658,663

	Total Short Term Investments (Identified Cost $149,658,663)	149,658,663

	Total Investments—101.7% (Identified Cost $2,315,971,039) (a)	2,851,571,151
	Other assets less liabilities	(46,767,893)

	Total Net Assets—100%	$2,804,803,258

See accompanying notes to schedule of investments.

MSF-58

Metropolitan Series Fund, Inc.

FI Value Leaders Portfolio

Schedule of Investments as of March 31, 2005 (Unaudited)

Common Stocks—99.7% of Total Net Assets

Shares		Value

	Aerospace & Defense—5.3%
10,900	Engineered Support Systems, Inc.	$583,368
473,900	Honeywell International, Inc.	17,633,819
70,900	Lockheed Martin Corp.	4,329,154
25,400	Precision Castparts Corp.	1,956,054
84,200	Raytheon Co.	3,258,540
56,600	The Boeing Co.	3,308,836

		31,069,771

	Air Freight & Logistics—0.3%
23,900	EGL, Inc. (b)	544,920
17,200	Expeditors International of Washington, Inc.	921,060

		1,465,980

	Airlines—0.6%
5,000	Ace Aviation Holdings, Inc., (CAD)	156,657
49,500	AirTran Holdings, Inc. (b)	447,975
112,100	Delta Air Lines, Inc. (b)	454,005
36,000	JetBlue Airways Corp. (b)	685,440
109,600	Southwest Airlines Co.	1,560,704

		3,304,781

	Automobiles—0.2%
16,300	Toyota Motor Co. (ADR)	1,212,394

	Beverages—0.3%
35,100	PepsiCo, Inc.	1,861,353

	Biotechnology—0.8%
17,100	Amgen, Inc. (b)	995,391
119,700	BioMarin Pharmaceutical, Inc. (b)	616,455
14,000	Genentech, Inc. (b)	792,540
9,900	Imclone Systems, Inc. (b)	341,550
60,300	MedImmune, Inc. (b)	1,435,743
25,000	Millennium Pharmaceuticals, Inc. (b)	210,500

		4,392,179

	Building Products—0.9%
156,200	Masco Corp.	5,415,454

	Capital Markets—3.2%
51,700	Lehman Brothers Holdings, Inc.	4,868,072
135,700	Merrill Lynch & Co., Inc.	7,680,620
25,200	Morgan Stanley	1,442,700
5,500	OptionsXpress Holdings, Inc. (b)	89,045
26,800	State Street Corp.	1,171,696
30,800	The Bear Stearns Cos., Inc.	3,076,920

		18,329,053

	Chemicals—5.3%
16,500	Albemarle Corp.	599,940
28,500	Celanese Corp.	512,715
193,500	E. I. du Pont de Nemours & Co.	9,914,940
35,200	Huntsman Corp.	820,864
226,915	Lyondell Chemical Co.	6,335,467

Shares		Value

	Chemicals—(Continued)
63,900	Monsanto Co.	$4,121,550
88,700	Mosaic Co. (b)	1,513,222
22,270	Olin Corp.	496,621
105,000	The Dow Chemical Co.	5,234,250
38,000	UAP Holdings Corp. (b)	611,800
12,400	Valspar Corp.	577,096

		30,738,465

	Commercial Banks—5.9%
76,300	Banco Bradesco S.A. (ADR)	2,212,700
389,954	Bank of America Corp.	17,196,972
29,700	Texas Capital Bancshares, Inc. (b)	623,700
38,200	UCBH Holdings, Inc.	1,524,180
45,288	W Holding Co., Inc.	456,050
194,874	Wachovia Corp.	9,921,035
38,700	Wells Fargo & Co.	2,314,260

		34,248,897

	Commercial Services & Supplies—1.7%
29,300	Apollo Group, Inc. (Class A) (b)	2,169,958
41,300	Career Education Corp. (b)	1,414,938
32,684	Cintas Corp.	1,350,176
52,800	Nalco Holding Co. (b)	994,224
146,700	Robert Half International, Inc.	3,955,032

		9,884,328

	Communications Equipment—1.4%
20,300	Cisco Systems, Inc. (b)	363,167
69,500	Comverse Technology, Inc. (b)	1,752,790
87,600	Foundry Networks, Inc. (b)	867,240
117,000	Juniper Networks, Inc. (b)	2,581,020
77,900	Motorola, Inc.	1,166,163
95,800	Nokia Corp. (ADR)	1,478,194

		8,208,574

	Computers & Peripherals—0.8%
16,900	International Business Machines Corp.	1,544,322
8,600	PalmOne, Inc.	218,268
98,300	Sun Microsystems, Inc. (b)	397,132
192,700	Western Digital Corp. (b)	2,456,925

		4,616,647

	Construction & Engineering—1.2%
38,200	Chicago Building & Iron Co., NV	1,681,946
58,500	Fluor Corp.	3,242,655
36,200	Jacobs Engineering Group, Inc. (b)	1,879,504

		6,804,105

	Consumer Finance—0.3%
20,100	Capital One Financial Corp.	1,502,877

	Containers & Packaging—1.6%
37,200	Crown Holdings, Inc. (144A) (b)	578,832
101,900	Owens-Illinois, Inc. (b)	2,561,766

See accompanying notes to schedule of investments.

MSF-59

Metropolitan Series Fund, Inc.

FI Value Leaders Portfolio

Schedule of Investments as of March 31, 2005 (Unaudited)

Common Stocks—(Continued)

Shares		Value

	Containers & Packaging—(Continued)
106,800	Packaging Corp. of America	$2,594,172
233,054	Smurfit-Stone Container Corp. (b)	3,605,345

		9,340,115

	Distributors—0.2%
42,800	WESCO International, Inc. (b)	1,198,400

	Diversified Financial Services—1.6%
127,766	Citigroup, Inc.	5,741,804
79,328	JPMorgan Chase & Co.	2,744,749
16,500	The First Marblehead Corp. (b)	949,245

		9,435,798

	Diversified Telecommunication Services—2.7%
181,200	MasTec, Inc. (b)	1,487,652
336,000	SBC Communications, Inc.	7,959,840
96,200	Telewest Global, Inc. (b)	1,711,398
125,100	Verizon Communications, Inc.	4,441,050

		15,599,940

	Electric Utilities—1.3%
39,000	Entergy Corp.	2,755,740
67,100	PG&E Corp. (b)	2,288,110
33,100	PPL Corp.	1,787,069
21,400	The Southern Co.	681,162

		7,512,081

	Electrical Equipment—0.3%
10,300	Cooper Industries, Ltd. (Class A)	736,656
13,800	Rockwell Automation, Inc.	781,632

		1,518,288

	Electronic Equipment & Instruments—1.3%
144,100	Agilent Technologies, Inc. (b)	3,199,020
31,300	Amphenol Corp. (Class A) (b)	1,159,352
3,040	Samsung Electronics Co., Ltd., (KRW)	1,500,247
131,400	Symbol Technologies, Inc.	1,903,986

		7,762,605

	Energy Equipment & Services—6.5%
13,600	Baker Hughes, Inc.	605,064
59,700	BJ Services Co.	3,097,236
130,800	CMS Energy Corp. (b)	1,705,632
55,400	FMC Technologies, Inc. (b)	1,838,172
80,000	GlobalSantaFe Corp.	2,963,200
157,500	Halliburton Co.	6,811,875
35,000	Hornbeck Offshore Services, Inc.	877,100
95,924	National-Oilwell Varco, Inc. (b)	4,479,633
137,600	Pride International, Inc. (b)	3,417,984
27,600	Rowan Cos., Inc. (b)	826,068
42,900	Schlumberger, Ltd.	3,023,592
28,600	Smith International, Inc. (b)	1,794,078
58,400	Transocean, Inc. (b)	3,005,264
61,200	Weatherford International, Ltd. (b)	3,545,928

		37,990,826

Shares		Value

	Food & Staples Retailing—0.6%
154,900	Rite Aid Corp. (b)	$613,404
102,900	Safeway, Inc. (b)	1,906,737
16,900	Wal-Mart Stores, Inc.	846,859

		3,367,000

	Food Products—0.4%
11,000	Bunge, Ltd.	592,680
20,400	General Mills, Inc.	1,002,660
5,500	The J. M. Smucker Co.	276,650
34,400	Tyson Foods, Inc. (Class A)	573,792

		2,445,782

	Health Care Equipment & Supplies—4.3%
296,400	Baxter International, Inc.	10,071,672
20,200	Conmed Corp. (b)	608,424
20,300	Dade Behring Holdings, Inc. (b)	1,196,279
16,400	Guidant Corp.	1,211,960
124,400	Medtronic, Inc.	6,338,180
67,800	PerkinElmer, Inc.	1,398,714
7,900	Thermo Electron Corp. (b)	199,791
104,100	Waters Corp. (b)	3,725,739

		24,750,759

	Health Care Providers & Services—1.1%
39,700	McKesson Corp.	1,498,675
24,800	Sierra Health Services, Inc. (b)	1,583,232
35,400	UnitedHealth Group, Inc.	3,376,452

		6,458,359

	Hotels, Restaurants & Leisure—0.7%
122,300	McDonald’s Corp.	3,808,422

	Household Durables—1.0%
12,500	KB HOME	1,468,250
91,900	Sony Corp. (ADR)	3,677,838
11,400	Toll Brothers, Inc. (b)	898,890

		6,044,978

	Household Products—0.1%
12,500	The Clorox Co.	787,375

	IT Services—0.8%
48,400	Affiliated Computer Services, Inc. (Class A) (b)	2,576,816
40,800	Anteon International Corp.	1,588,344
75,700	BearingPoint, Inc. (b)	663,889

		4,829,049

	Industrial Conglomerates—8.4%
1,017,700	General Electric Co.	36,698,262
78,500	Hexcel Corp. (b)	1,217,535
13,000	Siemens AG (ADR)	1,027,780
302,100	Tyco International, Ltd.	10,210,980

		49,154,557

See accompanying notes to schedule of investments.

MSF-60

Metropolitan Series Fund, Inc.

FI Value Leaders Portfolio

Schedule of Investments as of March 31, 2005 (Unaudited)

Common Stocks—(Continued)

Shares		Value

	Insurance—5.2%
76,300	ACE, Ltd.	$3,148,901
22,900	AFLAC, Inc.	853,254
32,700	Ambac Financial Group, Inc.	2,444,325
258,000	American International Group, Inc.	14,295,780
34,500	Hilb, Rogal & Hamilton Co.	1,235,100
20,700	PartnerRe, Ltd.	1,337,220
24,900	Scottish Re Group, Ltd.	560,748
10,600	The Chubb Corp.	840,262
45,600	The Hartford Financial Services Group, Inc.	3,126,336
51,700	W.R. Berkley Corp.	2,564,320

		30,406,246

	Internet & Catalog Retail—0.5%
71,700	eBay, Inc. (b)	2,671,542

	Internet Software & Services—0.7%
58,200	Akamai Technologies, Inc. (b)	740,886
1,063,000	Covad Communications Group, Inc. (b)	1,275,600
54,200	Sapient Corp. (b)	398,099
50,500	Yahoo!, Inc. (b)	1,711,950

		4,126,535

	Leisure Equipment & Products—0.4%
73,200	Eastman Kodak Co.	2,382,660

	Machinery—0.6%
13,100	Deere & Co.	879,403
27,100	ITT Industries, Inc.	2,445,504

		3,324,907

	Marine—0.1%
8,700	Alexander & Baldwin, Inc.	358,440

	Media—5.3%
92,700	Clear Channel Communications, Inc.	3,195,369
42,210	Emmis Communications Corp. (Class A) (b)	811,276
27,000	Grupo Televisa S.A. (ADR) (b)	1,587,600
99,200	Lamar Advertising Co. (Class A) (b)	3,996,768
84,600	Liberty Media Corp. (Class A) (b)	877,302
33,322	News Corp. (Class A)	563,808
28,200	Omnicom Group, Inc.	2,496,264
166,900	The Walt Disney Co.	4,795,037
315,900	Time Warner, Inc. (b)	5,544,045
51,700	Univision Communications, Inc. (Class A) (b)	1,431,573
13,300	Valassis Communications, Inc. (b)	464,968
114,433	Viacom, Inc. (Class B)	3,985,702
42,400	Westwood One, Inc. (b)	862,840

		30,612,552

	Metals & Mining—1.4%
97,700	Alcoa, Inc.	2,969,103
27,000	Freeport-McMoRan Copper & Gold, Inc. (Class B)	1,069,470
20,600	Massey Energy Co.	824,824

Shares		Value

	Metals & Mining—(Continued)
5,500	Metals USA, Inc. (b)	$107,745
40,200	Newmont Mining Corp.	1,698,450
14,100	Nucor Corp.	811,596
7,900	Phelps Dodge Corp.	803,667

		8,284,855

	Multi-Utilities—0.3%
9,200	Public Service Enterprise Group, Inc.	500,388
87,500	The AES Corp. (b)	1,433,250

		1,933,638

	Multiline Retail—0.8%
130,800	99 Cents Only Stores (b)	1,722,636
8,300	Federated Department Stores, Inc.	528,212
26,600	J.C. Penney Co., Inc.	1,381,072
22,900	Nordstrom, Inc.	1,268,202

		4,900,122

	Office Electronics—0.3%
131,900	Xerox Corp. (b)	1,998,285

	Oil & Gas—8.7%
30,100	Apache Corp.	1,843,023
15,500	BP, Plc. (ADR)	967,200
55,700	Burlington Resources, Inc.	2,788,899
95,700	ChevronTexaco Corp.	5,580,267
26,972	ConocoPhillips	2,908,660
25,200	Encore Aquisition Co. (b)	1,040,760
424,100	Exxon Mobil Corp.	25,276,360
34,000	Occidental Petroleum Corp.	2,419,780
33,100	Premcor, Inc. (b)	1,975,408
63,700	Quicksilver Resources, Inc. (b)	3,104,101
39,900	Valero Energy Corp.	2,923,473

		50,827,931

	Paper & Forest Products—0.1%
34,200	Louisiana-Pacific Corp.	859,788

	Personal Products—0.4%
47,600	The Gillette Co.	2,402,848

	Pharmaceuticals—2.8%
11,700	Allergan, Inc.	812,799
111,700	Merck & Co., Inc.	3,615,729
83,800	Pfizer, Inc.	2,201,426
282,200	Schering-Plough Corp.	5,121,930
103,400	Wyeth	4,361,412

		16,113,296

	Real Estate—1.0%
95,300	Apartment Investment & Management Co. (REIT) (Class A)	3,545,160
14,400	Equity Lifestyle Properties, Inc. (REIT)	507,600
37,600	General Growth Properties, Inc. (REIT)	1,282,160
17,500	iStar Financial, Inc. (REIT)	720,650

		6,055,570

See accompanying notes to schedule of investments.

MSF-61

Metropolitan Series Fund, Inc.

FI Value Leaders Portfolio

Schedule of Investments as of March 31, 2005 (Unaudited)

Common Stocks—(Continued)

Shares		Value

	Road & Rail—0.9%
90,700	Norfolk Southern Corp.	$3,360,435
20,800	Swift Transportation Co., Inc. (b)	460,512
22,900	Union Pacific Corp.	1,596,130

		5,417,077

	Semiconductor & Semiconductor Equipment—1.7%
41,800	Analog Devices, Inc.	1,510,652
70,100	Applied Materials, Inc. (b)	1,139,125
46,400	Cabot Microelectronics Corp. (b)	1,456,032
91,600	Freescale Semiconductor, Inc. (b)	1,552,620
152,900	Intel Corp.	3,551,867
48,700	PMC-Sierra, Inc. (b)	428,560

		9,638,856

	Software—2.4%
146,700	BEA Systems, Inc. (b)	1,169,199
10,900	Macrovision Corp. (b)	248,411
327,300	Microsoft Corp.	7,910,841
107,400	Oracle Corp. (b)	1,340,352
23,000	PalmSource, Inc. (b)	207,920
81,100	Symantec Corp. (b)	1,729,863
118,400	TIBCO Software, Inc. (b)	882,080
89,700	TradeStation Group, Inc.	541,788

		14,030,454

	Specialty Retail—0.6%
36,700	Pep Boys-Manny Moe & Jack	645,186
75,200	The Home Depot, Inc.	2,875,648

		3,520,834

	Thrifts & Mortgage Finance—1.3%
15,300	Federal Home Loan Mortgage Corp.	966,960
11,000	Federal National Mortgage Association	598,950
14,600	Golden West Financial Corp.	883,300
17,833	New York Community Bancorp, Inc.	323,847
122,700	Sovereign Bancorp, Inc.	2,719,032
47,300	Washington Mutual, Inc.	1,868,350

		7,360,439

Shares		Value

	Tobacco—1.9%
171,100	Altria Group, Inc.	$11,188,229

	Wireless Telecommunication Services—1.2%
93,600	American Tower Corp. (Class A) (b)	1,706,328
23,800	Leap Wireless International, Inc. (b)	619,990
20,400	Mobile Telesystems (ADR)	717,876
57,800	Nextel Communications, Inc. (Class A) (b)	1,642,676
91,500	Nextel Partners, Inc. (Class A) (b)	2,009,340

		6,696,210

	Total Common Stocks (Identified Cost $523,927,534)	580,170,506

Short Term Investments—0.2%
Face Amount

	Repurchase Agreement—0.2%
$773,000	State Street Corp. Repurchase Agreement dated 03/31/05 at 1.250% to be repurchased at $773,027 on 04/01/05, collateralized by $656,000 U.S. Treasury Bond 8.875% due 08/15/17 with a value of $790,915	$773,000

	Total Short Term Investments (Identified Cost $773,000)	773,000

	Total Investments—99.9% (Identified Cost $524,700,534) (a)	580,943,506
	Other assets less liabilities	823,308

	Total Net Assets—100%	$581,766,814

See accompanying notes to schedule of investments.

MSF-62

Metropolitan Series Fund, Inc.

Harris Oakmark Large Cap Value Portfolio

Schedule of Investments as of March 31, 2005 (Unaudited)

Common Stocks—88.0% of Total Net Assets

Shares		Value

	Aerospace & Defense—3.1%
219,550	Honeywell International, Inc.	$8,169,456
220,200	Raytheon Co.	8,521,740

		16,691,196

	Automobiles—1.8%
167,500	Harley-Davidson, Inc.	9,674,800

	Beverages—4.9%
236,500	Anheuser-Busch Cos., Inc.	11,207,735
256,700	Coca-Cola Enterprises, Inc.	5,267,484
170,900	Diageo, Plc. (ADR)	9,724,210

		26,199,429

	Building Products—2.1%
330,100	Masco Corp.	11,444,567

	Capital Markets—1.1%
198,700	The Bank of New York Co., Inc.	5,772,235

	Commercial Banks—1.8%
340,200	U.S. Bancorp	9,804,564

	Commercial Services & Supplies—3.4%
223,500	H&R Block, Inc.	11,304,630
252,100	Waste Management, Inc.	7,273,085

		18,577,715

	Computers & Peripherals—1.3%
1,797,100	Sun Microsystems, Inc. (b)	7,260,284

	Diversified Financial Services—3.8%
247,000	Citigroup, Inc.	11,100,180
278,000	JPMorgan Chase & Co.	9,618,800

		20,718,980

	Food & Staples Retailing—2.4%
258,700	Wal-Mart Stores, Inc.	12,963,457

	Food Products—4.1%
180,200	General Mills, Inc.	8,856,830
167,250	H.J. Heinz Co.	6,161,490
208,600	Kraft Foods, Inc. (Class A)	6,894,230

		21,912,550

	Health Care Equipment & Supplies—2.1%
330,800	Baxter International, Inc.	11,240,584

	Health Care Providers & Services—1.0%
98,400	AmerisourceBergen Corp.	5,637,336

	Hotels, Restaurants & Leisure—5.0%
438,400	McDonald’s Corp.	13,651,776
261,100	Yum! Brands, Inc.	13,527,591

		27,179,367

Shares		Value

	Household Durables—3.2%
96,000	Pulte Homes, Inc.	$7,068,480
125,700	The Black & Decker Corp.	9,929,043

		16,997,523

	Household Products—1.9%
128,100	Fortune Brands, Inc.	10,328,703

	IT Services—3.0%
127,000	Automatic Data Processing, Inc.	5,708,650
268,000	First Data Corp.	10,535,080

		16,243,730

	Insurance—1.4%
204,700	AFLAC, Inc.	7,627,122

	Leisure Equipment & Products—1.1%
285,900	Mattel, Inc.	6,103,965

	Media—17.4%
340,400	Comcast Corp. (Special Class A) (b)	11,369,360
249,600	EchoStar Communications Corp. (Class A)	7,300,800
124,100	Gannett Co., Inc.	9,813,828
65,100	Knight-Ridder, Inc.	4,377,975
1,242,800	Liberty Media Corp. (Class A) (b)	12,887,836
721,772	The DIRECTV Group, Inc. (b)	10,407,952
457,600	The Walt Disney Co.	13,146,848
691,400	Time Warner, Inc. (b)	12,134,070
364,100	Viacom, Inc. (Class B)	12,681,603

		94,120,272

	Multiline Retail—1.9%
195,500	Kohl’s Corp. (b)	10,093,665

	Office Electronics—1.4%
498,900	Xerox Corp. (b)	7,558,335

	Oil & Gas—3.8%
188,800	Burlington Resources, Inc.	9,453,216
101,371	ConocoPhillips	10,931,849

		20,385,065

	Pharmaceuticals—3.7%
190,700	Abbott Laboratories	8,890,434
434,600	Bristol-Myers Squibb Co.	11,064,916

		19,955,350

	Specialty Retail—5.8%
430,200	Limited Brands, Inc.	10,453,860
485,900	The Gap, Inc.	10,612,056
265,800	The Home Depot, Inc.	10,164,192

		31,230,108

See accompanying notes to schedule of investments.

MSF-63

Metropolitan Series Fund, Inc.

Harris Oakmark Large Cap Value Portfolio

Schedule of Investments as of March 31, 2005 (Unaudited)

Common Stocks—(Continued)

Shares		Value

	Thrifts & Mortgage Finance—5.5%
154,350	Federal National Mortgage Association	$8,404,357
130,300	MGIC Investment Corp.	8,035,601
333,100	Washington Mutual, Inc.	13,157,450

		29,597,408

	Total Common Stocks (Identified Cost $393,485,144)	475,318,310

Short Term Investments—11.5%
Face Amount

	Repurchase Agreement—11.5%
$62,220,000	State Street Corp. Repurchase Agreement dated 03/31/05 at 0.800% to be repurchased at $62,221,383 on 04/01/05, collateralized by $64,580,000 U.S. Treasury Note 2.625% due 11/15/06 with a value of $64,086,738.	$62,220,000

	Total Short Term Investments (Identified Cost $62,220,000)	62,220,000

	Total Investments—99.5% (Identified Cost $455,705,144) (a)	537,538,310
	Other assets less liabilities	2,789,698

	Total Net Assets—100%	$540,328,008

See accompanying notes to schedule of investments.

MSF-64

Metropolitan Series Fund, Inc.

Jennison Growth Portfolio

Schedule of Investments as of March 31, 2005 (Unaudited)

Common Stocks—96.9% of Total Net Assets

Shares		Value

	Air Freight & Logistics—1.3%
142,900	United Parcel Service, Inc. (Class B)	$10,394,546

	Beverages—1.1%
170,600	PepsiCo, Inc.	9,046,918

	Biotechnology—5.2%
256,500	Amgen, Inc. (b)	14,930,865
297,100	Genentech, Inc. (b)	16,818,831
268,700	Gilead Sciences, Inc. (b)	9,619,460

		41,369,156

	Capital Markets—5.5%
96,000	Lehman Brothers Holdings, Inc.	9,039,360
198,300	Merrill Lynch & Co., Inc.	11,223,780
1,053,500	The Charles Schwab Corp.	11,072,285
110,700	The Goldman Sachs Group, Inc.	12,175,893

		43,511,318

	Communications Equipment—4.2%
667,200	Cisco Systems, Inc. (b)	11,936,208
511,900	QUALCOMM, Inc.	18,761,135
35,600	Research In Motion, Ltd. (b)	2,720,552

		33,417,895

	Computers & Peripherals—4.8%
368,800	Apple Computer, Inc. (b)	15,367,896
431,500	Dell, Inc. (b)	16,578,230
69,100	International Business Machines Corp.	6,314,358

		38,260,484

	Consumer Finance—3.0%
466,000	American Express Co.	23,938,420

	Diversified Financial Services—1.9%
425,860	JPMorgan Chase & Co.	14,734,756

	Electronic Equipment & Instruments—1.1%
405,800	Agilent Technologies, Inc. (b)	9,008,760

	Energy Equipment & Services—3.0%
338,000	Schlumberger, Ltd.	23,822,240

	Food & Staples Retailing—3.1%
198,700	Costco Wholesale Corp.	8,778,566
156,100	Whole Foods Market, Inc.	15,942,493

		24,721,059

	Food Products—1.2%
224,800	Cadbury Schweppes Plc. (ADR) (c)	9,149,360

	Health Care Equipment & Supplies—2.1%
113,600	Alcon, Inc.	10,143,344
181,000	St. Jude Medical, Inc. (b)	6,516,000

		16,659,344

Shares		Value

	Health Care Providers & Services—6.1%
344,500	Caremark Rx, Inc. (b)	$13,704,210
74,500	CIGNA Corp.	6,652,850
148,800	UnitedHealth Group, Inc.	14,192,544
112,200	WellPoint, Inc. (b)	14,064,270

		48,613,874

	Hotels, Restaurants & Leisure—1.7%
266,000	Starbucks Corp. (b)	13,741,560

	Household Durables—0.8%
72,600	Harman International Industries, Inc.	6,422,196

	Household Products—1.5%
219,000	The Procter & Gamble Co.	11,607,000

	Industrial Conglomerates—3.9%
869,500	General Electric Co.	31,354,170

	Internet & Catalog Retail—2.1%
438,700	eBay, Inc. (b)	16,345,962

	Internet Software & Services—6.2%
134,400	Google, Inc. (Class A) (b)	24,260,544
729,800	Yahoo!, Inc. (b)	24,740,220

		49,000,764

	Media—0.6%
9,700	DreamWorks Animation SKG, Inc. (b)	394,887
158,300	Univision Communications, Inc. (Class A) (b)	4,383,327

		4,778,214

	Multiline Retail—3.5%
113,000	Federated Department Stores, Inc.	7,191,320
414,300	Target Corp.	20,723,286

		27,914,606

	Oil, Gas & Consumable Fuels—2.7%
193,300	Suncor Energy, Inc.	7,772,593
115,200	Total S.A. (ADR) (c)	13,504,896

		21,277,489

	Personal Products—2.2%
216,100	The Estee Lauder Cos., Inc. (Class A)	9,720,178
161,000	The Gillette Co.	8,127,280

		17,847,458

	Pharmaceuticals—6.5%
111,200	Allergan, Inc.	7,725,064
228,400	Eli Lilly & Co.	11,899,640
338,200	Novartis AG (ADR)	15,820,996
306,000	Roche Holdings, Ltd. (ADR)	16,456,588

		51,902,288

See accompanying notes to schedule of investments.

MSF-65

Metropolitan Series Fund, Inc.

Jennison Growth Portfolio

Schedule of Investments as of March 31, 2005 (Unaudited)

Common Stocks—(Continued)

Short Term Investments—2.0%

Shares		Value

	Semiconductor & Semiconductor Equipment—6.7%
577,200	Applied Materials, Inc. (b)	$9,379,500
748,700	Intel Corp.	17,392,301
381,600	Marvell Technology Group, Ltd. (b) (c)	14,630,544
285,600	Maxim Integrated Products, Inc.	11,672,472

		53,074,817

	Software—7.5%
115,600	Adobe Systems, Inc.	7,764,852
298,200	Electronic Arts, Inc. (b)	15,440,796
142,500	Mercury Interactive Corp. (b)	6,751,650
572,800	Microsoft Corp.	13,844,576
127,800	NAVTEQ (b)	5,540,130
260,000	SAP AG (ADR) (c)	10,420,800

		59,762,804

	Specialty Retail—5.2%
105,400	Bed Bath & Beyond, Inc. (b)	3,851,316
578,000	Chico’s FAS, Inc. (b) (c)	16,334,280
169,000	Lowe’s Cos., Inc.	9,648,210
243,900	PETsMART, Inc.	7,012,125
124,400	Williams-Sonoma, Inc. (b)	4,571,700

		41,417,631

	Textiles, Apparel & Luxury Goods—1.2%
167,000	Coach, Inc. (b)	9,457,210

	Wireless Telecommunication Services—1.0%
292,600	Nextel Communications, Inc. (Class A) (b)	8,315,692

	Total Common Stocks (Identified Cost $690,550,956)	770,867,991

Face Amount		Value

	Commercial Paper—2.0%
$16,023,000	Citicorp 2.820%, 04/01/05	$16,023,000

	Total Short Term Investments (Identified Cost $16,023,000)	16,023,000

	Total Investments—98.9% (Identified Cost $706,573,956) (a)	786,890,991
	Other assets less liabilities	9,089,154

	Total Net Assets—100%	$795,980,145

See accompanying notes to schedule of investments.

MSF-66

Metropolitan Series Fund, Inc.

Met/Putnam Voyager Portfolio

Schedule of Investments as of March 31, 2005 (Unaudited)

Common Stocks—97.4% of Total Net Assets

Shares		Value

	Aerospace & Defense—2.0%
3,800	L-3 Communications Holdings, Inc.	$269,876
8,800	Lockheed Martin Corp.	537,328
10,500	The Boeing Co.	613,830

		1,421,034

	Airlines—0.5%
24,400	Southwest Airlines Co.	347,456

	Automobiles—0.7%
8,200	Harley-Davidson, Inc.	473,632

	Beverages—0.4%
3,400	Molson Coors Brewing Co.	262,378

	Biotechnology—3.7%
25,900	Amgen, Inc. (b)	1,507,639
10,200	Biogen Idec, Inc. (b)	352,002
2,400	Charles River Laboratories International, Inc. (b)	112,896
10,200	Genzyme Corp. (b)	583,848

		2,556,385

	Building Products—0.8%
16,900	Masco Corp.	585,923

	Capital Markets—2.8%
4,300	Investors Financial Services Corp.	210,313
2,900	Legg Mason, Inc.	226,606
7,300	Lehman Brothers Holdings, Inc.	687,368
3,400	The Bear Stearns Cos., Inc.	339,660
2,600	The Chicago Merchantile Exchange	504,478

		1,968,425

	Chemicals—0.5%
2,400	PPG Industries, Inc.	171,648
2,000	The Scotts Miracle-Gro Co. (Class A) (b)	140,460

		312,108

	Commercial Banks—1.2%
10,390	Commerce Bancorp, Inc.	337,363
16,900	U.S. Bancorp	487,058

		824,421

	Commercial Services & Supplies—1.8%
9,100	Apollo Group, Inc. (Class A) (b)	673,946
26,700	Cendant Corp.	548,418

		1,222,364

	Communications Equipment—4.8%
123,700	Cisco Systems, Inc. (b)	2,212,993
4,000	Harris Corp.	130,600
7,500	Motorola, Inc.	112,275
24,600	QUALCOMM, Inc.	901,590

		3,357,458

Shares		Value

	Computers & Peripherals—6.1%
8,800	Apple Computer, Inc. (b)	$366,696
48,700	Dell, Inc. (b)	1,871,054
51,000	EMC Corp. (b)	628,320
5,500	International Business Machines Corp.	502,590
4,300	Lexmark International, Inc. (Class A) (b)	343,871
8,800	SanDisk Corp. (b)	244,640
8,400	Storage Technology Corp. (b)	258,720

		4,215,891

	Construction Materials—0.2%
2,400	Vulcan Materials Co.	136,392

	Consumer Finance—1.9%
15,200	Capital One Financial Corp.	1,136,504
11,800	Providian Financial Corp. (b)	202,488

		1,338,992

	Containers & Packaging—0.2%
3,100	Ball Corp.	128,588

	Diversified Financial Services—0.4%
3,400	Moody’s Corp.	274,924

	Food & Staples Retailing—2.6%
4,300	Supervalu, Inc.	143,405
33,600	Wal-Mart Stores, Inc.	1,683,696

		1,827,101

	Health Care Equipment & Supplies—2.2%
8,800	Becton, Dickinson & Co.	514,096
1,000	C.R. Bard, Inc.	68,080
4,900	Edwards Lifesciences Corp. (b)	211,778
9,800	St. Jude Medical, Inc. (b)	352,800
11,200	Varian Medical Systems, Inc. (b)	383,936

		1,530,690

	Health Care Providers & Services—6.5%
6,100	AmerisourceBergen Corp.	349,469
13,800	Cardinal Health, Inc.	770,040
9,100	Caremark Rx, Inc. (b)	361,998
4,900	Express Scripts, Inc. (Class A) (b)	427,231
5,200	HCA, Inc.	278,564
7,600	Health Management Associates, Inc. (Class A)	198,968
4,900	Manor Care, Inc.	178,164
8,900	Medco Health Solutions, Inc. (b)	441,173
3,900	PacifiCare Health Systems, Inc. (b)	221,988
12,200	UnitedHealth Group, Inc.	1,163,636
2,600	WellChoice, Inc. (b)	138,606

		4,529,837

	Hotels, Restaurants & Leisure—2.7%
3,468	Las Vegas Sands Corp. (b)	156,060
21,100	McDonald’s Corp.	657,054
9,800	Royal Caribbean Cruises, Ltd.	437,962

See accompanying notes to schedule of investments.

MSF-67

Metropolitan Series Fund, Inc.

Met/Putnam Voyager Portfolio

Schedule of Investments as of March 31, 2005 (Unaudited)

Common Stocks—(Continued)

Shares		Value

	Hotels, Restaurants & Leisure—(Continued)
5,300	Starbucks Corp. (b)	$273,798
7,000	Yum! Brands, Inc.	362,670

		1,887,544

	Household Durables—1.7%
2,200	Harman International Industries, Inc.	194,612
4,300	Lennar Corp. (Class A)	243,724
600	NVR, Inc. (b)	471,000
3,800	Whirlpool Corp.	257,374

		1,166,710

	Household Products—1.0%
13,500	The Procter & Gamble Co.	715,500

	IT Services—0.8%
9,900	Accenture, Ltd. (Class A) (b)	239,085
3,300	Alliance Data Systems Corp. (b)	133,320
4,500	Fiserv, Inc. (b)	179,100

		551,505

	Industrial Conglomerates—0.7%
14,600	Tyco International, Ltd.	493,480

	Insurance—3.5%
39,100	American International Group, Inc.	2,166,531
3,400	Everest Re Group, Ltd.	289,374

		2,455,905

	Internet & Catalog Retail—1.2%
22,400	eBay, Inc. (b)	834,624

	Internet Software & Services—1.5%
31,000	Yahoo!, Inc. (b)	1,050,900

	Investment Company—0.7%
2,800	Nasdaq-100 Index Tracking Stock	102,340
3,500	SPDR Trust Series 1	412,860

		515,200

	Machinery—1.0%
4,600	Danaher Corp.	245,686
3,400	Graco, Inc.	137,224
5,400	Parker Hannifin Corp.	328,968

		711,878

	Media—0.5%
10,700	Comcast Corp. (Special Class A) (b)	357,380

	Metals & Mining—0.6%
12,600	Alcoa, Inc.	382,914

	Multi-Utilities—0.4%
17,000	The AES Corp. (b)	278,460

Shares		Value

	Office Electronics—0.5%
24,100	Xerox Corp. (b)	$365,115

	Oil & Gas—3.1%
10,500	Amerada Hess Corp.	1,010,205
4,200	Apache Corp.	257,166
8,300	Marathon Oil Corp.	389,436
7,000	Valero Energy Corp.	512,890

		2,169,697

	Personal Products—1.7%
17,500	Avon Products, Inc.	751,450
8,900	The Estee Lauder Cos., Inc. (Class A)	400,322

		1,151,772

	Pharmaceuticals—10.6%
65,000	Johnson & Johnson	4,365,400
80,800	Pfizer, Inc.	2,122,616
4,600	Teva Pharmaceutical Industries, Ltd. (ADR)	142,600
17,000	Wyeth	717,060

		7,347,676

	Road & Rail—0.5%
4,500	J.B. Hunt Transport Services, Inc.	196,965
4,600	Norfolk Southern Corp.	170,430

		367,395

	Semiconductor & Semiconductor Equipment—4.9%
27,100	Freescale Semiconductor, Inc. (Class B) (b)	467,475
96,700	Intel Corp.	2,246,341
26,400	Texas Instruments, Inc.	672,936

		3,386,752

	Software—8.4%
11,800	Adobe Systems, Inc.	792,606
8,200	Autodesk, Inc.	244,032
16,600	Citrix Systems, Inc. (b)	395,412
2,300	Fair Isaac Corp.	79,212
2,900	Mercury Interactive Corp. (b)	137,402
101,200	Microsoft Corp.	2,446,004
92,700	Oracle Corp. (b)	1,156,896
27,000	Symantec Corp. (b)	575,910

		5,827,474

	Specialty Retail—6.6%
4,500	Abercrombie & Fitch Co. (Class A)	257,580
5,100	AutoZone, Inc. (b)	437,070
17,100	Best Buy Co., Inc.	923,571
20,500	Lowe’s Cos., Inc.	1,170,345
12,700	Michaels Stores, Inc.	461,010
3,800	PETCO Animal Supplies, Inc. (b)	139,878
18,000	Staples, Inc.	565,740
17,400	The Home Depot, Inc.	665,376

		4,620,570

See accompanying notes to schedule of investments.

MSF-68

Metropolitan Series Fund, Inc.

Met/Putnam Voyager Portfolio

Schedule of Investments as of March 31, 2005 (Unaudited)

Common Stocks—(Continued)

Short Term Investments—2.9%

Shares		Value

	Textiles, Apparel & Luxury Goods—0.5%
2,300	Coach, Inc. (b)	$130,249
3,500	The Timberland Co. (Class A) (b)	248,255

		378,504

	Thrifts & Mortgage Finance—3.1%
20,100	Countrywide Financial Corp.	652,446
5,400	Federal Home Loan Mortgage Corp.	341,280
21,900	Federal National Mortgage Association	1,192,455

		2,186,181

	Tobacco—1.6%
17,500	Altria Group, Inc.	1,144,325

	Wireless Telecommunication Services—0.3%
9,900	American Tower Corp. (Class A) (b)	180,477

	Total Common Stocks (Identified Cost $64,930,117)	67,841,937

Face Amount		Value

	Commercial Paper—2.9%
$2,003,000	State Street Boston Corp. 1.250%, 04/01/05	$2,003,000

	Total Short Term Investments (Identified Cost $2,003,000)	2,003,000

	Total Investments—100.3% (Identified Cost $66,933,117) (a)	69,844,937
	Other assets less liabilities	(229,785)

	Total Net Assets—100%	$69,615,152

Swap Agreements
Total Return Swaps	Expiration Date	Notional Amount	Value
Receive a monthly return equal to that of Commerce Bank Corp., Inc. Common Stock and pay monthly a floating rate based on 6-month Libor minus 25 basis points with Citigroup Global Markets, Inc.	March 10, 2006	14,243	$855
Receive a monthly return equal to that of Commerce Bank Corp., Inc. Common Stock and pay monthly a floating rate based on 6-month Libor minus 25 basis points with Citigroup Global Markets, Inc.	March 13, 2006	28,086	2,144
Receive a monthly return equal to that of Commerce Bank Corp., Inc. Common Stock and pay monthly a floating rate based on 6-month Libor minus 25 basis points with Citigroup Global Markets, Inc.	March 14, 2006	21,921	1,555
Receive a monthly return equal to that of Commerce Bank Corp., Inc. Common Stock and pay monthly a floating rate based on 6-month Libor minus 25 basis points with Citigroup Global Markets, Inc.	March 15, 2006	5,512	398

Total Total Return Swap		69,762	$4,952

See accompanying notes to schedule of investments.

MSF-69

Metropolitan Series Fund, Inc.

MetLife Stock Index Portfolio

Schedule of Investments as of March 31, 2005 (Unaudited)

Common Stocks—97.9% of Total Net Assets

Shares		Value

	Aerospace & Defense—2.1%
86,397	General Dynamics Corp.	$9,248,799
51,835	Goodrich Corp.	1,984,762
367,280	Honeywell International, Inc.	13,666,489
49,714	L-3 Communications Holdings, Inc.	3,530,688
173,302	Lockheed Martin Corp.	10,581,820
155,528	Northrop Grumman Corp.	8,395,401
195,603	Raytheon Co.	7,569,836
77,009	Rockwell Collins, Inc.	3,664,858
359,360	The Boeing Co.	21,008,186
221,107	United Technologies Corp.	22,477,738

		102,128,577

	Air Freight & Logistics—1.0%
130,080	FedEx Corp.	12,221,016
27,669	Ryder System, Inc. (c)	1,153,797
483,171	United Parcel Service, Inc. (Class B) (c)	35,145,859

		48,520,672

	Airlines—0.1%
60,364	Delta Air Lines, Inc. (b) (c)	244,474
318,054	Southwest Airlines Co.	4,529,089

		4,773,563

	Auto Components—0.2%
30,292	Cooper Tire & Rubber Co. (c)	556,161
64,824	Dana Corp. (c)	829,099
242,268	Delphi Corp. (c)	1,085,361
82,530	Johnson Controls, Inc.	4,601,873
75,884	The Goodyear Tire & Rubber Co. (b) (c)	1,013,051
55,921	Visteon Corp. (c)	319,309

		8,404,854

	Automobiles—0.5%
790,403	Ford Motor Co. (c)	8,955,266
243,836	General Motors Corp. (c)	7,166,340
126,045	Harley-Davidson, Inc.	7,280,359

		23,401,965

	Beverages—2.2%
335,415	Anheuser-Busch Cos., Inc. (c)	15,895,317
38,912	Brown-Forman Corp. (Class B)	2,130,432
152,269	Coca-Cola Enterprises, Inc.	3,124,560
34,703	Molson Coors Brewing Co.	2,678,031
724,471	PepsiCo, Inc.	38,418,697
978,015	The Coca-Cola Co.	40,753,885
85,357	The Pepsi Bottling Group, Inc. (c)	2,377,192

		105,378,114

	Biotechnology—1.2%
540,801	Amgen, Inc. (b)	31,480,026
84,756	Applera Corp. - Applied Biosystems Group (c)	1,673,083
143,995	Biogen Idec, Inc. (b)	4,969,268
63,723	Chiron Corp. (b)	2,234,128

Shares		Value

	Biotechnology—(Continued)
107,004	Genzyme Corp. (b)	$6,124,909
186,891	Gilead Sciences, Inc. (b)	6,690,698
107,376	MedImmune, Inc. (b)	2,556,623

		55,728,735

	Building Products—0.2%
77,785	American Standard Cos., Inc. (b)	3,615,447
193,402	Masco Corp.	6,705,247

		10,320,694

	Capital Markets—2.7%
160,006	E*TRADE Financial Corp. (b)	1,920,072
41,072	Federated Investors, Inc. (Class B)	1,162,748
85,391	Franklin Resources, Inc.	5,862,092
102,006	Janus Capital Group, Inc. (c)	1,422,984
119,163	Lehman Brothers Holdings, Inc.	11,220,388
182,941	Mellon Financial Corp.	5,221,136
401,837	Merrill Lynch & Co., Inc.	22,743,974
480,368	Morgan Stanley	27,501,068
87,804	Northern Trust Corp.	3,814,206
143,987	State Street Corp.	6,295,112
53,431	T. Rowe Price Group, Inc.	3,172,733
336,049	The Bank of New York Co., Inc.	9,762,223
48,910	The Bear Stearns Cos., Inc.	4,886,109
495,586	The Charles Schwab Corp.	5,208,609
193,301	The Goldman Sachs Group, Inc.	21,261,177

		131,454,631

	Chemicals—1.7%
98,255	Air Products & Chemicals, Inc.	6,218,559
430,408	E. I. du Pont de Nemours & Co.	22,054,106
33,642	Eastman Chemical Co.	1,984,878
95,324	Ecolab, Inc.	3,150,458
52,747	Engelhard Corp.	1,583,992
22,205	Great Lakes Chemical Corp. (c)	713,225
48,335	Hercules, Inc. (b)	699,891
38,242	International Flavours & Fragrances, Inc.	1,510,559
114,951	Monsanto Co.	7,414,340
74,772	PPG Industries, Inc.	5,347,693
139,332	Praxair, Inc.	6,668,430
83,935	Rohm & Haas Co.	4,028,880
29,721	Sigma-Aldrich Corp. (c)	1,820,411
411,659	The Dow Chemical Co.	20,521,201

		83,716,623

	Commercial Banks—5.6%
153,298	AmSouth Bancorp (c)	3,978,083
1,749,965	Bank of America Corp.	77,173,456
236,770	BB&T Corp.	9,252,972
73,475	Comerica, Inc.	4,047,003
53,343	Compass Bancshares, Inc. (c)	2,421,772
224,523	Fifth Third Bancorp (c)	9,649,999
53,155	First Horizon National Corp. (c)	2,168,192
100,093	Huntington Bancshares, Inc.	2,392,223

See accompanying notes to schedule of investments.

MSF-70

Metropolitan Series Fund, Inc.

MetLife Stock Index Portfolio

Schedule of Investments as of March 31, 2005 (Unaudited)

Common Stocks—(Continued)

Shares		Value

	Commercial Banks—(Continued)
175,410	KeyCorp	$5,692,054
42,455	M&T Bank Corp.	4,332,957
89,704	Marshall & Ilsley Corp.	3,745,142
256,530	National City Corp.	8,593,755
203,179	North Fork Bancorp, Inc.	5,636,185
122,016	PNC Financial Services Group, Inc.	6,281,384
200,565	Regions Financial Corp.	6,498,306
146,426	SunTrust Banks, Inc. (c)	10,552,922
134,196	Synovus Financial Corp. (c)	3,738,701
800,104	U.S. Bancorp	23,058,997
684,469	Wachovia Corp.	34,846,317
732,067	Wells Fargo & Co.	43,777,607
38,791	Zions Bancorp	2,677,355

		270,515,382

	Commercial Services & Supplies—0.9%
117,148	Allied Waste Industries, Inc. (b) (c)	856,352
71,540	Apollo Group, Inc. (Class A) (b)	5,298,252
43,870	Avery Dennison Corp.	2,716,869
455,520	Cendant Corp.	9,356,381
64,496	Cintas Corp.	2,664,330
58,317	Equifax, Inc. (c)	1,789,749
71,341	H&R Block, Inc.	3,608,428
52,109	Monster Worldwide, Inc. (b)	1,461,658
99,653	Pitney Bowes, Inc.	4,496,343
92,987	R.R. Donnelley & Sons Co.	2,940,249
69,494	Robert Half International, Inc. (c)	1,873,558
245,411	Waste Management, Inc.	7,080,107

		44,142,276

	Communications Equipment—2.4%
350,011	ADC Telecommunications, Inc. (b) (c)	696,522
69,503	Andrew Corp. (b) (c)	813,880
207,223	Avaya, Inc. (b)	2,420,365
247,039	CIENA Corp. (b) (c)	424,907
2,790,503	Cisco Systems, Inc. (b)	49,922,099
85,327	Comverse Technology, Inc. (b)	2,151,947
608,582	Corning, Inc. (b)	6,773,518
623,674	JDS Uniphase Corp. (b) (c)	1,041,536
1,912,851	Lucent Technologies, Inc. (b) (c)	5,260,340
1,058,450	Motorola, Inc.	15,844,996
710,490	QUALCOMM, Inc.	26,039,458
65,645	Scientific-Atlanta, Inc.	1,852,502
199,443	Tellabs, Inc. (b)	1,455,934

		114,698,004

	Computers & Peripherals—3.7%
352,775	Apple Computer, Inc. (b)	14,700,134
1,061,558	Dell, Inc. (b)	40,785,058
1,038,467	EMC Corp. (b)	12,793,914
129,053	Gateway, Inc. (b) (c)	520,084
1,250,017	Hewlett-Packard Co.	27,425,373
704,810	International Business Machines Corp.	64,405,538

Shares		Value

	Computers & Peripherals—(Continued)
54,665	Lexmark International, Inc. (Class A) (b)	$4,371,560
80,391	NCR Corp. (b)	2,712,392
158,064	Network Appliance, Inc. (b)	4,372,050
39,650	QLogic Corp. (b)	1,605,825
1,458,230	Sun Microsystems, Inc. (b)	5,891,249

		179,583,177

	Construction & Engineering—0.0%
36,935	Fluor Corp. (c)	2,047,307

	Construction Materials—0.1%
44,431	Vulcan Materials Co.	2,525,014

	Consumer Finance—1.2%
506,439	American Express Co.	26,015,771
106,710	Capital One Financial Corp.	7,978,707
551,575	MBNA Corp.	13,541,166
126,537	Providian Financial Corp. (b)	2,171,375
185,558	SLM Corp.	9,248,211

		58,955,230

	Containers & Packaging—0.2%
47,464	Ball Corp.	1,968,807
46,213	Bemis Co., Inc. (c)	1,438,149
64,077	Pactiv Corp. (b)	1,496,198
36,075	Sealed Air Corp. (b)	1,873,735
24,701	Temple-Inland, Inc.	1,792,057

		8,568,946

	Distributors—0.1%
75,426	Genuine Parts Co.	3,280,277

	Diversified Financial Services—3.5%
91,025	CIT Group, Inc.	3,458,950
2,255,800	Citigroup, Inc.	101,375,652
1,534,141	JPMorgan Chase & Co.	53,081,279
59,218	Moody’s Corp.	4,788,367
129,308	Principal Financial Group, Inc.	4,977,065

		167,681,313

	Diversified Telecommunication Services—2.7%
130,606	ALLTEL Corp. (c)	7,163,739
345,510	AT&T Corp. (c)	6,478,313
790,686	BellSouth Corp.	20,787,135
58,094	CenturyTel, Inc. (c)	1,907,807
144,815	Citizens Communications Co.	1,873,906
721,502	Qwest Communications International, Inc. (b) (c)	2,669,558
1,426,102	SBC Communications, Inc.	33,784,356
638,059	Sprint Corp.	14,515,842
1,195,800	Verizon Communications, Inc.	42,450,900

		131,631,556

See accompanying notes to schedule of investments

MSF-71

Metropolitan Series Fund, Inc.

MetLife Stock Index Portfolio

Schedule of Investments as of March 31, 2005 (Unaudited)

Common Stocks—(Continued)

Shares		Value

	Electric Utilities—2.1%
59,348	Allegheny Energy, Inc. (b) (c)	$1,226,130
84,314	Ameren Corp. (c)	4,132,229
165,496	American Electric Power Co., Inc. (c)	5,636,794
124,913	CenterPoint Energy, Inc. (c)	1,502,703
82,629	Cinergy Corp.	3,348,127
104,717	Consolidated Edison, Inc. (c)	4,416,963
75,098	DTE Energy Co. (c)	3,415,457
140,653	Edison International	4,883,472
92,015	Entergy Corp.	6,501,780
286,999	Exelon Corp.	13,170,384
142,391	FirstEnergy Corp.	5,973,303
168,876	FPL Group, Inc. (c)	6,780,371
155,724	PG&E Corp. (b)	5,310,188
39,532	Pinnacle West Capital Corp.	1,680,505
81,645	PPL Corp.	4,408,014
106,651	Progress Energy, Inc. (c)	4,474,010
89,158	TECO Energy, Inc. (c)	1,397,998
320,682	The Southern Co.	10,207,308
103,705	TXU Corp.	8,258,029
173,069	Xcel Energy, Inc. (c)	2,973,325

		99,697,090

	Electrical Equipment—0.4%
77,615	American Power Conversion Corp.	2,026,528
40,002	Cooper Industries, Ltd. (Class A) (c)	2,860,943
181,023	Emerson Electric Co.	11,753,823
75,533	Rockwell Automation, Inc.	4,278,189

		20,919,483

	Electronic Equipment & Instruments—0.3%
186,592	Agilent Technologies, Inc. (b)	4,142,342
79,232	Jabil Circuit, Inc. (b)	2,259,697
72,392	Molex, Inc. (c)	1,908,253
225,961	Sanmina-SCI Corp. (b)	1,179,516
419,209	Solectron Corp. (b)	1,454,655
104,750	Symbol Technologies, Inc.	1,517,828
38,583	Tektronix, Inc.	946,441

		13,408,732

	Energy Equipment & Services—1.2%
145,995	Baker Hughes, Inc.	6,495,318
70,134	BJ Services Co.	3,638,552
84,383	CMS Energy Corp. (b) (c)	1,100,354
217,775	Halliburton Co.	9,418,769
61,129	Nabors Industries, Ltd. (b)	3,615,169
72,438	National-Oilwell Varco, Inc. (b)	3,382,855
58,526	Noble Corp. (b)	3,289,746
46,293	Rowan Cos., Inc. (b)	1,385,549
254,528	Schlumberger, Ltd.	17,939,133
138,649	Transocean, Inc. (b)	7,134,878

		57,400,323

	Food & Staples Retailing—2.8%
158,891	Albertson’s, Inc. (c)	3,281,099
203,918	Costco Wholesale Corp.	9,009,097

Shares		Value

	Food & Staples Retailing—(Continued)
172,709	CVS Corp.	$9,087,948
193,186	Safeway, Inc. (b)	3,579,737
58,325	Supervalu, Inc.	1,945,139
274,954	Sysco Corp.	9,843,353
316,081	The Kroger Co. (b)	5,066,778
1,462,562	Wal-Mart Stores, Inc.	73,288,982
440,933	Walgreen Co.	19,586,244

		134,688,377

	Food Products—1.2%
269,018	Archer-Daniels-Midland Co.	6,612,462
140,570	Campbell Soup Co.	4,079,341
222,542	ConAgra Foods, Inc.	6,013,085
157,606	General Mills, Inc.	7,746,335
151,122	H.J. Heinz Co.	5,567,335
94,446	Hershey Foods Corp.	5,710,205
151,516	Kellogg Co.	6,556,097
58,619	McCormick & Co., Inc.	2,018,252
340,755	Sara Lee Corp.	7,551,131
84,436	Wm. Wrigley Jr., Co.	5,536,469

		57,390,712

	Gas Utilities—0.1%
69,425	KeySpan Corp.	2,705,492
19,044	Nicor, Inc. (c)	706,342
117,096	NiSource, Inc.	2,668,618
16,368	Peoples Energy Corp. (c)	686,147

		6,766,599

	Health Care Equipment & Supplies—2.1%
23,159	Bausch & Lomb, Inc. (c)	1,697,555
267,528	Baxter International, Inc.	9,090,601
109,184	Becton, Dickinson & Co.	6,378,529
109,082	Biomet, Inc.	3,959,677
328,106	Boston Scientific Corp. (b)	9,610,225
45,214	C.R. Bard, Inc.	3,078,169
50,633	Fisher Scientific International, Inc. (b)	2,882,030
139,267	Guidant Corp.	10,291,831
67,386	Hospira, Inc. (b)	2,174,546
522,153	Medtronic, Inc.	26,603,695
21,469	Millipore Corp. (b) (c)	931,755
55,922	PerkinElmer, Inc.	1,153,671
155,802	St. Jude Medical, Inc. (b)	5,608,872
161,759	Stryker Corp.	7,216,069
69,050	Thermo Electron Corp. (b)	1,746,275
52,166	Waters Corp. (b)	1,867,021
106,497	Zimmer Holdings, Inc. (b)	8,286,532

		102,577,053

	Health Care Providers & Services—2.5%
127,079	Aetna, Inc.	9,524,571
47,964	AmerisourceBergen Corp.	2,747,858
187,189	Cardinal Health, Inc.	10,445,146
197,283	Caremark Rx, Inc. (b)	7,847,918

See accompanying notes to schedule of investments.

MSF-72

Metropolitan Series Fund, Inc.

MetLife Stock Index Portfolio

Schedule of Investments as of March 31, 2005 (Unaudited)

Common Stocks—(Continued)

Shares		Value

	Health Care Providers & Services—(Continued)
56,792	CIGNA Corp.	$5,071,526
32,845	Express Scripts, Inc. (Class A) (b) (c)	2,863,755
177,715	HCA, Inc.	9,520,192
105,337	Health Management Associates, Inc. (Class A) (c)	2,757,723
69,424	Humana, Inc. (b) (c)	2,217,403
100,134	IMS Health, Inc.	2,442,268
58,300	Laboratory Corp. of America Holdings (b)	2,810,060
37,207	Manor Care, Inc.	1,352,846
127,438	McKesson Corp.	4,810,784
118,871	Medco Health Solutions, Inc. (b)	5,892,435
39,406	Quest Diagnostics, Inc. (c)	4,142,753
202,175	Tenet Healthcare Corp. (b) (c)	2,331,078
276,928	UnitedHealth Group, Inc.	26,413,393
131,663	WellPoint, Inc. (b)	16,503,957

		119,695,666

	Hotels, Restaurants & Leisure—1.5%
227,442	Carnival Corp.	11,783,770
63,782	Darden Restaurants, Inc. (c)	1,956,832
49,140	Harrah’s Entertainment, Inc.	3,173,461
166,081	Hilton Hotels Corp.	3,711,910
148,956	International Game Technology (c)	3,971,167
86,744	Marriott International, Inc. (Class A)	5,799,704
549,176	McDonald’s Corp.	17,101,341
172,523	Starbucks Corp. (b)	8,912,538
91,723	Starwood Hotels & Resorts Worldwide, Inc. (Class B)	5,506,132
49,204	Wendy’s International, Inc.	1,920,924
125,789	Yum! Brands, Inc.	6,517,128

		70,354,907

	Household Durables—0.4%
54,634	Centex Corp.	3,128,889
17,982	KB HOME (c)	2,112,166
82,388	Leggett & Platt, Inc. (c)	2,379,366
34,322	Maytag Corp. (c)	479,478
118,631	Newell Rubbermaid, Inc. (c)	2,602,764
51,151	Pulte Homes, Inc.	3,766,248
25,010	Snap-On, Inc. (c)	795,068
34,633	The Black & Decker Corp.	2,735,661
32,456	The Stanley Works (c)	1,469,283
28,862	Whirlpool Corp. (c)	1,954,823

		21,423,746

	Household Products—1.9%
226,866	Colgate-Palmolive Co.	11,835,599
62,548	Fortune Brands, Inc.	5,043,246
207,766	Kimberly-Clark Corp.	13,656,459
66,217	The Clorox Co.	4,171,009
1,089,006	The Procter & Gamble Co.	57,717,318

		92,423,631

Shares		Value

	IT Services—1.1%
54,683	Affiliated Computer Services, Inc. (Class A) (b)	$2,911,323
251,724	Automatic Data Processing, Inc.	11,314,994
82,498	Computer Sciences Corp. (b)	3,782,533
61,350	Convergys Corp. (b)	915,955
223,469	Electronic Data Systems Corp. (c)	4,619,104
346,177	First Data Corp.	13,608,218
83,432	Fiserv, Inc. (b) (c)	3,320,594
153,529	Paychex, Inc.	5,038,822
56,780	Sabre Holdings Corp. (Class A) (c)	1,242,346
124,706	SunGard Data Systems, Inc. (b)	4,302,357
145,612	Unisys Corp. (b)	1,028,021

		52,084,267

	Industrial Conglomerates—4.7%
333,457	3M Co.	28,573,930
4,575,695	General Electric Co.	164,999,562
58,348	Textron, Inc.	4,353,928
869,107	Tyco International, Ltd.	29,375,816

		227,303,236

	Insurance—4.0%
122,689	ACE, Ltd.	5,063,375
216,652	AFLAC, Inc.	8,072,454
46,912	Ambac Financial Group, Inc.	3,506,672
1,124,400	American International Group, Inc.	62,303,004
136,614	Aon Corp.	3,120,264
68,592	Cincinnati Financial Corp.	2,991,297
58,937	Jefferson-Pilot Corp.	2,890,860
75,265	Lincoln National Corp. (c)	3,397,462
68,915	Loews Corp.	5,068,009
228,337	Marsh & McLennan Cos., Inc.	6,946,012
60,751	MBIA, Inc. (c)	3,176,062
316,405	MetLife, Inc.	12,371,435
226,212	Prudential Financial, Inc.	12,984,569
54,902	Safeco Corp. (c)	2,674,276
293,215	The Allstate Corp.	15,851,203
82,697	The Chubb Corp.	6,555,391
127,660	The Hartford Financial Services Group, Inc.	8,752,370
86,428	The Progressive Corp.	7,930,633
289,008	The St. Paul Travelers Cos., Inc.	10,615,264
46,670	Torchmark, Inc.	2,436,174
128,458	UnumProvident Corp. (c)	2,186,355
60,020	XL Capital, Ltd. (Class A)	4,343,647

		193,236,788

	Internet & Catalog Retail—0.4%
522,500	eBay, Inc. (b)	19,468,350

	Internet Software & Services—0.4%
562,916	Yahoo!, Inc. (b)	19,082,852

	Investment Company—1.1%
433,200	SPDR Trust Series 1 (c)	51,100,272

See accompanying notes to schedule of investments.

MSF-73

Metropolitan Series Fund, Inc.

MetLife Stock Index Portfolio

Schedule of Investments as of March 31, 2005 (Unaudited)

Common Stocks—(Continued)

Shares		Value

	Leisure Equipment & Products—0.2%
41,828	Brunswick Corp.	$1,959,642
123,760	Eastman Kodak Co. (c)	4,028,388
72,056	Hasbro, Inc.	1,473,545
179,884	Mattel, Inc.	3,840,523

		11,302,098

	Machinery—1.4%
148,047	Caterpillar, Inc.	13,537,418
18,471	Cummins, Inc. (c)	1,299,435
118,799	Danaher Corp.	6,345,054
106,578	Deere & Co.	7,154,581
87,937	Dover Corp.	3,323,139
66,007	Eaton Corp.	4,316,858
118,599	Illinois Tool Works, Inc.	10,618,168
74,821	Ingersoll-Rand Co., Ltd. (Class A)	5,959,493
39,838	ITT Industries, Inc.	3,594,981
28,391	Navistar International Corp. (b) (c)	1,033,432
74,984	PACCAR, Inc.	5,428,092
53,530	Pall Corp.	1,451,734
51,879	Parker Hannifin Corp.	3,160,469

		67,222,854

	Media—3.9%
227,537	Clear Channel Communications, Inc.	7,843,200
954,955	Comcast Corp. (Class A) (b)	32,258,380
30,475	Dow Jones & Co., Inc.	1,138,851
108,430	Gannett Co., Inc. (c)	8,574,644
32,594	Knight-Ridder, Inc.	2,191,946
19,634	Meredith Corp.	917,890
62,931	New York Times Co. (Class A) (c)	2,302,016
1,243,984	News Corp. (Class A)	21,048,209
80,438	Omnicom Group, Inc.	7,120,372
182,562	The Interpublic Group of Cos., Inc. (b)	2,241,861
82,219	The McGraw-Hill Cos., Inc.	7,173,608
883,858	The Walt Disney Co.	25,393,240
1,984,053	Time Warner, Inc. (b)	34,820,130
128,765	Tribune Co.	5,133,861
126,004	Univision Communications, Inc. (Class A) (b)	3,489,051
736,065	Viacom, Inc. (Class B)	25,637,144

		187,284,403

	Metals & Mining—0.7%
376,237	Alcoa, Inc.	11,433,842
38,642	Allegheny Technologies, Inc.	931,659
77,270	Freeport-McMoRan Copper & Gold, Inc. (Class B)	3,060,665
191,636	Newmont Mining Corp.	8,096,621
68,973	Nucor Corp.	3,970,086
41,729	Phelps Dodge Corp.	4,245,091
49,283	United States Steel Corp.	2,506,040

		34,244,004

Shares		Value

	Multi-Utilities—0.9%
230,661	Calpine Corp. (b) (c)	$645,851
76,345	Constellation Energy Group, Inc.	3,947,037
147,035	Dominion Resources, Inc.	10,943,815
404,918	Duke Energy Co.	11,341,753
142,964	Dynegy, Inc. (Class A) (b) (c)	558,989
102,896	Public Service Enterprise Group, Inc.	5,596,513
102,745	Sempra Energy	4,093,361
280,088	The AES Corp. (b)	4,587,841

		41,715,160

	Multiline Retail—1.2%
48,724	Big Lots, Inc. (b)	585,663
30,491	Dillard’s, Inc. (Class A) (c)	820,208
130,138	Dollar General Corp.	2,851,324
72,400	Family Dollar Stores, Inc.	2,198,064
73,046	Federated Department Stores, Inc.	4,648,647
123,296	J.C. Penney Co., Inc.	6,401,528
140,708	Kohl’s Corp. (b)	7,264,754
126,051	May Department Stores Co.	4,666,408
54,424	Nordstrom, Inc.	3,014,001
44,942	Sears Holdings Corp. (b) (c)	5,984,901
386,558	Target Corp.	19,335,631

		57,771,129

	Office Electronics—0.1%
413,300	Xerox Corp. (b)	6,261,495

	Oil & Gas—7.3%
36,797	Amerada Hess Corp.	3,540,239
102,242	Anadarko Petroleum Corp.	7,780,616
140,938	Apache Corp.	8,629,634
28,630	Ashland, Inc.	1,931,666
167,030	Burlington Resources, Inc.	8,363,192
908,492	ChevronTexaco Corp.	52,974,169
300,383	ConocoPhillips	32,393,303
206,967	Devon Energy Corp.	9,882,674
277,668	El Paso Corp.	2,937,728
103,169	EOG Resources, Inc.	5,028,457
2,756,574	Exxon Mobil Corp.	164,291,810
70,464	Kerr-McGee Corp.	5,519,445
47,414	Kinder Morgan, Inc.	3,589,240
149,806	Marathon Oil Corp.	7,028,898
171,485	Occidental Petroleum Corp.	12,204,588
29,945	Sunoco, Inc.	3,099,906
246,161	The Williams Cos., Inc.	4,630,288
116,807	Unocal Corp.	7,205,824
110,794	Valero Energy Corp.	8,117,876
149,969	XTO Energy, Inc.	4,924,971

		354,074,524

	Paper & Forest Products—0.5%
112,173	Georgia-Pacific Corp.	3,981,020
211,675	International Paper Co.	7,787,523
47,817	Louisiana-Pacific Corp.	1,202,119

See accompanying notes to schedule of investments.

MSF-74

Metropolitan Series Fund, Inc.

MetLife Stock Index Portfolio

Schedule of Investments as of March 31, 2005 (Unaudited)

Common Stocks—(Continued)

Shares		Value

	Paper & Forest Products—(Continued)
87,484	MeadWestvaco Corp.	$2,783,741
104,790	Weyerhaeuser Co.	7,178,115

		22,932,518

	Personal Products—0.7%
36,601	Alberto-Culver Co. (Class B)	1,751,724
203,569	Avon Products, Inc.	8,741,253
427,958	The Gillette Co.	21,603,320

		32,096,297

	Pharmaceuticals—6.8%
672,998	Abbott Laboratories	31,375,167
56,814	Allergan, Inc.	3,946,869
843,585	Bristol-Myers Squibb Co.	21,477,674
488,998	Eli Lilly & Co.	25,476,796
151,692	Forest Laboratories, Inc. (b)	5,605,019
1,283,739	Johnson & Johnson	86,215,911
104,282	King Pharmaceuticals, Inc. (b)	866,583
953,221	Merck & Co., Inc.	30,855,764
116,232	Mylan Laboratories, Inc. (c)	2,059,631
3,220,778	Pfizer, Inc.	84,609,838
636,749	Schering-Plough Corp.	11,556,994
47,272	Watson Pharmaceuticals, Inc. (b) (c)	1,452,669
576,778	Wyeth	24,328,496

		329,827,411

	Real Estate—0.5%
41,293	Apartment Investment & Management Co. (REIT) (Class A)	1,536,100
86,248	Archstone-Smith Trust (REIT)	2,941,919
174,080	Equity Office Properties Trust (REIT)	5,245,031
122,071	Equity Residential (REIT)	3,931,907
79,349	Plum Creek Timber Co., Inc. (REIT)	2,832,759
79,390	ProLogis (REIT)	2,945,369
95,478	Simon Property Group, Inc. (REIT)	5,784,057

		25,217,142

	Road & Rail—0.6%
163,341	Burlington Northern Santa Fe Corp.	8,808,980
93,084	CSX Corp.	3,876,949
172,800	Norfolk Southern Corp.	6,402,240
112,674	Union Pacific Corp.	7,853,378

		26,941,547

	Semiconductor & Semiconductor Equipment—3.0%
170,068	Advanced Micro Devices, Inc. (b) (c)	2,741,496
160,722	Altera Corp. (b)	3,179,081
160,815	Analog Devices, Inc.	5,811,854
720,003	Applied Materials, Inc. (b)	11,700,049
132,998	Applied Micro Circuits Corp. (b) (c)	437,564
125,559	Broadcom Corp. (Class A) (b)	3,756,725
173,352	Freescale Semiconductor, Inc. (Class B) (b) (c)	2,990,322
2,688,210	Intel Corp.	62,447,118
84,850	KLA-Tencor Corp. (b)	3,903,949

Shares		Value

	Semiconductor & Semiconductor Equipment—(Continued)
132,564	Linear Technology Corp.	$5,078,527
166,175	LSI Logic Corp. (b) (c)	928,918
141,044	Maxim Integrated Products, Inc.	5,764,468
264,991	Micron Technology, Inc. (b)	2,740,007
153,386	National Semiconductor Corp.	3,161,286
60,347	Novellus Systems, Inc. (b)	1,613,075
71,754	NVIDIA Corp. (b)	1,704,875
77,611	PMC-Sierra, Inc. (b)	682,977
83,829	Teradyne, Inc. (b) (c)	1,223,903
743,094	Texas Instruments, Inc.	18,941,466
150,455	Xilinx, Inc.	4,397,800

		143,205,460

	Software—3.7%
105,047	Adobe Systems, Inc.	7,056,007
99,075	Autodesk, Inc. (c)	2,948,472
95,635	BMC Software, Inc. (b)	1,434,525
73,167	Citrix Systems, Inc. (b)	1,742,838
229,761	Computer Associates International, Inc.	6,226,523
167,213	Compuware Corp. (b)	1,203,934
132,937	Electronic Arts, Inc. (b)	6,883,478
80,045	Intuit, Inc. (b)	3,503,570
36,445	Mercury Interactive Corp. (b)	1,726,764
4,368,227	Microsoft Corp.	105,580,047
163,601	Novell, Inc. (b)	975,062
1,939,805	Oracle Corp. (b)	24,208,766
116,770	Parametric Technology Corp. (b)	652,744
222,240	Siebel Systems, Inc. (b)	2,029,051
306,308	Symantec Corp. (b)	6,533,550
182,234	VERITAS Software Corp. (b)	4,231,473

		176,936,804

	Specialty Retail—2.2%
97,487	AutoNation, Inc. (b) (c)	1,846,404
29,217	AutoZone, Inc. (b) (c)	2,503,897
130,636	Bed Bath & Beyond, Inc. (b) (c)	4,773,439
128,884	Best Buy Co., Inc.	6,961,025
82,574	Circuit City Stores, Inc.	1,325,313
164,927	Limited Brands, Inc. (c)	4,007,726
333,603	Lowe’s Cos., Inc.	19,045,395
135,026	Office Depot, Inc. (b) (c)	2,994,877
40,345	OfficeMax, Inc. (c)	1,351,557
68,412	RadioShack Corp.	1,676,094
213,804	Staples, Inc.	6,719,860
317,931	The Gap, Inc.	6,943,613
947,999	The Home Depot, Inc.	36,251,482
54,640	The Sherwin-Williams Co.	2,403,614
62,812	Tiffany & Co.	2,168,270
208,025	TJX Cos., Inc.	5,123,656
92,840	Toys “R” Us, Inc. (b)	2,391,558

		108,487,780

	Textiles, Apparel & Luxury Goods—0.4%
82,539	Coach, Inc. (b)	4,674,184
52,846	Jones Apparel Group, Inc.	1,769,812

See accompanying notes to schedule of investments.

MSF-75

Metropolitan Series Fund, Inc.

MetLife Stock Index Portfolio

Schedule of Investments as of March 31, 2005 (Unaudited)

Common Stocks—(Continued)	Short Term Investments—2.0%

Shares		Value

	Textiles, Apparel & Luxury Goods—(Continued)
46,861	Liz Claiborne, Inc.	$1,880,532
99,177	NIKE, Inc. (Class B)	8,262,436
24,186	Reebok International, Ltd.	1,071,440
43,166	VF Corp.	2,552,837

		20,211,241

	Thrifts & Mortgage Finance—1.6%
250,567	Countrywide Financial Corp.	8,133,405
297,011	Federal Home Loan Mortgage Corp.	18,771,095
417,847	Federal National Mortgage Association	22,751,769
121,907	Golden West Financial Corp.	7,375,374
41,780	MGIC Investment Corp.	2,576,573
161,796	Sovereign Bancorp, Inc.	3,585,399
376,984	Washington Mutual, Inc.	14,890,868

		78,084,483

	Tobacco—1.4%
893,025	Altria Group, Inc.	58,394,905
50,270	Reynolds American, Inc (c)	4,051,259
71,366	UST, Inc.	3,689,622

		66,135,786

	Trading Companies & Distributors—0.0%
36,009	W.W. Grainger, Inc.	2,242,280

	Wireless Telecommunication Services—0.3%
486,410	Nextel Communications, Inc. (Class A) (b)	13,823,772

	Total Common Stocks (Identified Cost $4,051,535,077)	4,722,497,182

Face Amount		Value

	Discount Notes—2.0%
$1,075,000	Federal Home Loan Bank 2.400%, 04/01/05	$1,075,000
1,350,000	Federal National Mortgage Association 2.640%, 05/04/05	1,346,745
10,000,000	Federal National Mortgage Association 2.820%, 06/01/05	9,952,556
52,375,000	Federal National Mortgage Association 2.859%, 06/13/05	52,077,627
34,200,000	Federal National Mortgage Association 2.890%, 06/13/05	34,001,659

		98,453,587

	Total Short Term Investments (Identified Cost $98,453,586)	98,453,587

	Total Investments—99.9% (Identified Cost $4,149,988,663) (a)	4,820,950,769
	Other assets less liabilities	4,488,893

	Total Net Assets—100%	$4,825,439,662

Futures Contracts

Futures Contracts Long	Number of Contracts	Expiration Date	Contract Amount	Valuation as of 03/31/05	Unrealized Depreciation
S&P 500 Index Futures	331	06/16/05	$100,302,543	$97,967,725	($2,334,818)

See accompanying notes to schedule of investments.

MSF-76

Metropolitan Series Fund, Inc.

MFS Investors Trust Portfolio

Schedule of Investments as of March 31, 2005 (Unaudited)

Common Stocks—99.1% of Total Net Assets

Shares		Value

	Aerospace & Defense—5.3%
49,550	Lockheed Martin Corp.	$3,025,523
36,050	United Technologies Corp.	3,664,843

		6,690,366

	Air Freight & Logistics—1.7%
11,350	FedEx Corp.	1,066,332
15,417	United Parcel Service, Inc. (Class B)	1,121,433

		2,187,765

	Automobiles—0.8%
18,490	Harley-Davidson, Inc.	1,067,982

	Beverages—1.5%
34,889	PepsiCo, Inc.	1,850,164

	Biotechnology—3.5%
24,470	Amgen, Inc. (b)	1,424,399
26,660	Genzyme Corp. (b)	1,526,018
39,400	Gilead Sciences, Inc. (b)	1,410,520

		4,360,937

	Building Products—1.1%
41,440	Masco Corp.	1,436,725

	Capital Markets—3.9%
17,750	Legg Mason, Inc.	1,386,985
14,800	Lehman Brothers Holdings, Inc.	1,393,568
19,535	The Goldman Sachs Group, Inc.	2,148,655

		4,929,208

	Chemicals—5.0%
31,440	Monsanto Co.	2,027,880
11,660	PPG Industries, Inc.	833,923
29,344	Praxair, Inc.	1,404,404
40,400	The Dow Chemical Co.	2,013,940

		6,280,147

	Commercial Banks—3.2%
40,670	Bank of America Corp.	1,793,547
36,882	Wells Fargo & Co.	2,205,544

		3,999,091

	Communications Equipment—2.1%
109,730	Cisco Systems, Inc. (b)	1,963,070
17,100	QUALCOMM, Inc.	626,715

		2,589,785

	Computers & Peripherals—5.0%
22,360	Apple Computer, Inc. (b)	931,741
53,670	Dell, Inc. (b)	2,062,001
103,200	EMC Corp. (b)	1,271,424
18,000	Lexmark International, Inc. (Class A) (b)	1,439,460
153,900	Sun Microsystems, Inc. (b)	621,756

		6,326,382

Shares		Value

	Consumer Finance—2.5%
30,050	American Express Co.	$1,543,668
32,200	SLM Corp.	1,604,848

		3,148,516

	Diversified Financial Services—2.1%
25,580	Citigroup, Inc.	1,149,565
43,810	JPMorgan Chase & Co.	1,515,826

		2,665,391

	Diversified Telecommunication Services—1.9%
30,980	Amdocs, Ltd. (b)	879,832
66,800	Sprint Corp.	1,519,700

		2,399,532

	Electric Utilities—1.4%
5,030	Entergy Corp.	355,420
30,360	Exelon Corp.	1,393,220

		1,748,640

	Energy Equipment & Services—2.7%
44,220	Halliburton Co.	1,912,515
27,075	Noble Corp. (b)	1,521,886

		3,434,401

	Food & Staples Retailing—1.6%
13,980	CVS Corp.	735,628
25,000	Wal-Mart Stores, Inc.	1,252,750

		1,988,378

	Food Products—1.3%
16,720	General Mills, Inc.	821,788
8,400	Groupe Danone, (EUR)	835,736

		1,657,524

	Health Care Equipment & Supplies—4.2%
14,360	Boston Scientific Corp. (b)	420,604
17,750	Guidant Corp.	1,311,725
32,500	Medtronic, Inc.	1,655,875
6,040	Synthes, Inc. (b), (CHF)	671,787
15,400	Zimmer Holdings, Inc. (b)	1,198,274

		5,258,265

	Hotels, Restaurants & Leisure—1.1%
26,740	Carnival Corp.	1,385,399

	Household Products—5.1%
31,190	Colgate-Palmolive Co.	1,627,182
88,600	Reckitt Benckiser, Plc., (GBP)	2,813,653
38,502	The Procter & Gamble Co.	2,040,606

		6,481,441

	IT Services—0.9%
48,100	Accenture, Ltd. (Class A) (b)	1,161,615

See accompanying notes to schedule of investments.

MSF-77

Metropolitan Series Fund, Inc.

MFS Investors Trust Portfolio

Schedule of Investments as of March 31, 2005 (Unaudited)

Common Stocks—(Continued)

Shares		Value

	Industrial Conglomerates—2.4%
90,390	Tyco International, Ltd.	$3,055,182

	Insurance—2.8%
62,881	American International Group, Inc.	3,484,236

	Internet & Catalog Retail—0.7%
22,400	eBay, Inc. (b)	834,624

	Internet Software & Services—0.8%
29,870	Yahoo!, Inc. (b)	1,012,593

	Leisure Equipment & Products—0.5%
5,662	Nintendo Co., Ltd., (JPY)	617,850
4	Nintendo Co., Ltd. (ADR)	55

		617,905

	Machinery—3.1%
22,150	Caterpillar, Inc.	2,025,396
12,480	Eaton Corp.	816,192
11,630	Illinois Tool Works, Inc.	1,041,234

		3,882,822

	Media—3.5%
49,500	The Interpublic Group of Cos., Inc. (b)	607,860
54,460	The Walt Disney Co.	1,564,636
33,400	Univision Communications, Inc. (Class A) (b)	924,846
36,201	Viacom, Inc. (Class B)	1,260,881

		4,358,223

	Multiline Retail—1.6%
40,196	Target Corp.	2,010,604

	Oil & Gas—6.1%
34,593	BP, Plc. (ADR)	2,158,603
14,470	EnCana Corp.	1,018,977
28,960	EOG Resources, Inc.	1,411,511
26,840	Total S.A. (ADR)	3,146,453

		7,735,544

	Pharmaceuticals—8.0%
44,030	Abbott Laboratories	2,052,678
24,790	Eli Lilly & Co.	1,291,559
60,271	Johnson & Johnson	4,047,800
12,870	Roche Holding AG, (CHF)	1,379,762
31,765	Wyeth	1,339,848

		10,111,647

Shares		Value

	Road & Rail—0.2%
5,900	CNF, Inc.	$276,061

	Semiconductor & Semiconductor Equipment—2.2%
48,540	Analog Devices, Inc.	1,754,236
14,200	Texas Instruments, Inc.	361,958
21,900	Xilinx, Inc.	640,137

		2,756,331

	Software—3.7%
16	Computer Associates International, Inc.	434
22,620	Electronic Arts, Inc. (b)	1,171,264
8,340	Mercury Interactive Corp. (b)	395,149
185,970	Oracle Corp. (b)	2,320,905
35,497	VERITAS Software Corp. (b)	824,240

		4,711,992

	Specialty Retail—2.9%
20,700	Staples, Inc.	650,601
54,250	The Gap, Inc.	1,184,820
11,600	Tiffany & Co.	400,432
57,290	TJX Cos., Inc.	1,411,053

		3,646,906

	Tobacco—1.3%
25,800	Altria Group, Inc.	1,687,062

	Wireless Telecommunication Services—1.4%
67,054	Vodafone Group, Plc. (ADR)	1,780,954

	Total Common Stocks (Identified Cost $112,571,466)	125,010,340

Short Term Investments—0.4%
Face Amount

	Commercial Paper—0.4%
$492,000	Cargill, Inc. 2.820%, 04/01/05	$492,000

	Total Short Term Investments (Identified Cost $492,000)	492,000

	Total Investments—99.5% (Identified Cost $113,063,466) (a)	125,502,340
	Other assets less liabilities	624,047

	Total Net Assets—100%	$126,126,387

See accompanying notes to schedule of investments.

MSF-78

Metropolitan Series Fund, Inc.

T. Rowe Price Large Cap Growth Portfolio

Schedule of Investments as of March 31, 2005 (Unaudited)

Common Stocks—97.5% of Total Net Assets

Shares		Value

	Air Freight & Logistics—0.5%
20,100	United Parcel Service, Inc. (Class B)	$1,462,074

	Automobiles—0.4%
19,800	Harley-Davidson, Inc.	1,143,648

	Beverages—0.9%
21,400	PepsiCo, Inc.	1,134,842
33,500	The Coca-Cola Co.	1,395,945

		2,530,787

	Biotechnology—2.7%
59,200	Amgen, Inc. (b)	3,446,032
15,000	Biogen Idec, Inc. (b)	517,650
24,200	Genentech, Inc. (b)	1,369,962
61,600	Gilead Sciences, Inc. (b)	2,205,280

		7,538,924

	Capital Markets—6.9%
135,800	Ameritrade Holding Corp. (b)	1,386,518
27,800	Credit Suisse Group, (CHF)	1,193,657
46,900	Mellon Financial Corp.	1,338,526
48,900	Merrill Lynch & Co., Inc.	2,767,740
34,100	Northern Trust Corp.	1,481,304
104,400	State Street Corp.	4,564,368
124,400	The Charles Schwab Corp.	1,307,444
12,700	The Goldman Sachs Group, Inc.	1,396,873
45,400	UBS AG, (CHF)	3,834,714

		19,271,144

	Commercial Banks—0.8%
76,900	U.S. Bancorp	2,216,258

	Commercial Services & Supplies—2.1%
40,700	Apollo Group, Inc. (Class A) (b)	3,014,242
143,500	Cendant Corp.	2,947,490

		5,961,732

	Communications Equipment—3.7%
87,000	Cisco Systems, Inc. (b)	1,556,430
283,400	Corning, Inc. (b)	3,154,242
44,200	Juniper Networks, Inc. (b)	975,052
101,600	Nokia Oyj, (EUR)	1,568,775
41,600	QUALCOMM, Inc.	1,524,640
19,000	Research In Motion, Ltd. (b)	1,451,980

		10,231,119

	Computers & Peripherals—2.2%
125,800	Dell, Inc. (b)	4,833,236
104,900	EMC Corp. (b)	1,292,368

		6,125,604

Shares		Value

	Consumer Finance—2.0%
61,200	American Express Co.	$3,143,844
50,700	SLM Corp.	2,526,888

		5,670,732

	Diversified Financial Services—3.8%
54,900	Anglo Irish Bank Corp., Plc., (EUR)	1,375,356
205,215	Citigroup, Inc.	9,222,362

		10,597,718

	Diversified Telecommunication Services—1.1%
85,600	Sprint Corp.	1,947,400
19,400	Telus Corp., (CAD)	623,706
17,700	Telus Corp. (When-Issued) (b)	545,337

		3,116,443

	Electronic Equipment & Instruments—0.7%
3,840	Samsung Electronics Co., Ltd., (KRW)	1,895,049

	Energy Equipment & Services—2.3%
72,900	Baker Hughes, Inc.	3,243,321
48,900	Schlumberger, Ltd.	3,305,512

		6,548,833

	Food & Staples Retailing—4.4%
60,400	Sysco Corp.	2,162,320
128,100	Wal-Mart de Mexico S.A. de C.V. (MXN)	449,242
20,700	Wal-Mart de Mexico S.A. de C.V. (ADR)	725,699
128,400	Wal-Mart Stores, Inc.	6,434,124
59,400	Walgreen Co.	2,638,548

		12,409,933

	Health Care Equipment & Supplies—1.9%
37,800	Biomet, Inc.	1,372,140
52,600	Medtronic, Inc.	2,679,970
29,100	Stryker Corp.	1,298,151

		5,350,261

	Health Care Providers & Services—4.5%
79,600	UnitedHealth Group, Inc.	7,592,248
39,300	WellPoint, Inc. (b)	4,926,255

		12,518,503

	Hotels, Restaurants & Leisure—2.7%
68,800	Carnival Corp.	3,564,528
186,900	Compass Group, Plc., (GBP)	852,138
91,200	International Game Technology	2,431,392
8,900	MGM Mirage, Inc. (b)	630,298

		7,478,356

	IT Services—4.9%
160,600	Accenture, Ltd. (Class A) (b)	3,878,490
69,100	Affiliated Computer Services, Inc. (Class A) (b)	3,678,884

See accompanying notes to schedule of investments.

MSF-79

Metropolitan Series Fund, Inc.

T. Rowe Price Large Cap Growth Portfolio

Schedule of Investments as of March 31, 2005 (Unaudited)

Common Stocks—(Continued)

Shares		Value

	IT Services—(Continued)
39,200	Automatic Data Processing, Inc.	$1,762,040
54,300	First Data Corp.	2,134,533
54,000	Fiserv, Inc. (b)	2,149,200

		13,603,147

	Industrial Conglomerates—4.4%
207,700	General Electric Co.	7,489,662
138,700	Tyco International, Ltd.	4,688,060

		12,177,722

	Insurance—4.5%
30,000	ACE, Ltd.	1,238,100
114,900	American International Group, Inc.	6,366,609
28,500	Genworth Financial, Inc. (Class A)	784,320
33,900	Marsh & McLennan Cos., Inc.	1,031,238
45,100	The Hartford Financial Services Group, Inc.	3,092,056

		12,512,323

	Internet & Catalog Retail—0.9%
32,000	eBay, Inc. (b)	1,192,320
62,200	IAC/InterActiveCorp. (b)	1,385,194

		2,577,514

	Internet Software & Services—1.3%
4,100	Google, Inc. (Class A) (b)	740,091
86,500	Yahoo!, Inc. (b)	2,932,350

		3,672,441

	Machinery—2.4%
84,400	Danaher Corp.	4,507,804
34,000	Deere & Co.	2,282,420

		6,790,224

	Media—7.6%
108,500	Comcast Corp. (Special Class A) (b)	3,623,900
50,000	EchoStar Communications Corp. (Class A)	1,462,500
423,412	Liberty Media Corp. (Class A) (b)	4,390,782
206,500	News Corp. (Class A)	3,493,980
29,800	The E.W. Scripps Co. (Class A)	1,452,750
162,400	Time Warner, Inc. (b)	2,850,120
67,600	Univision Communications, Inc. (Class A) (b)	1,871,844
57,623	Viacom, Inc. (Class B)	2,007,009

		21,152,885

	Metals & Mining—2.1%
208,100	BHP Billiton, Ltd., (AUD)	2,907,671
11,100	Nucor Corp.	638,916
71,100	Rio Tinto, Plc., (GBP)	2,301,256

		5,847,843

Shares		Value

	Multiline Retail—2.8%
35,500	Family Dollar Stores, Inc.	$1,077,780
54,100	Kohl’s Corp. (b)	2,793,183
77,300	Target Corp.	3,866,546

		7,737,509

	Oil & Gas—2.3%
48,000	ChevronTexaco Corp.	2,798,880
60,416	Exxon Mobil Corp.	3,600,794

		6,399,674

	Personal Products—0.6%
36,000	The Gillette Co.	1,817,280

	Pharmaceuticals—3.1%
44,400	Elan Corp., Plc. (ADR) (b)	143,856
12,800	Forest Laboratories, Inc. (b)	472,960
42,400	Johnson & Johnson	2,847,584
83,163	Pfizer, Inc.	2,184,692
49,200	Teva Pharmaceutical Industries, Ltd. (ADR)	1,525,200
38,600	Wyeth	1,628,148

		8,802,440

	Semiconductor & Semiconductor Equipment—4.7%
78,800	Analog Devices, Inc.	2,847,832
103,000	ASML Holding NV (b), (EUR)	1,746,795
185,000	Intel Corp.	4,297,550
35,800	Maxim Integrated Products, Inc.	1,463,146
33,900	Texas Instruments, Inc.	864,111
64,500	Xilinx, Inc.	1,885,335

		13,104,769

	Software—5.9%
19,400	Adobe Systems, Inc.	1,303,098
33,700	Intuit, Inc. (b)	1,475,049
24,700	Mercury Interactive Corp. (b)	1,170,286
341,300	Microsoft Corp.	8,249,221
182,800	Oracle Corp. (b)	2,281,344
65,300	Red Hat, Inc. (b)	712,423
59,900	Symantec Corp. (b)	1,277,667

		16,469,088

	Specialty Retail—3.3%
52,200	Best Buy Co., Inc.	2,819,322
55,100	Industria de Diseno Textil S.A., (EUR)	1,647,991
120,400	Kingfisher, Plc., (GBP)	656,454
45,400	PETsMART, Inc.	1,305,250
69,950	The Home Depot, Inc.	2,674,888

		9,103,905

	Textiles, Apparel & Luxury Goods—0.3%
4,084	Hermes International S.C.A., (EUR)	822,361

See accompanying notes to schedule of investments.

MSF-80

Metropolitan Series Fund, Inc.

T. Rowe Price Large Cap Growth Portfolio

Schedule of Investments as of March 31, 2005 (Unaudited)

Common Stocks—(Continued)

Shares		Value

	Thrifts & Mortgage Finance—0.2%
21,000	Countrywide Financial Corp.	$681,660

	Wireless Telecommunication Services—2.6%
27,700	América Movil S.A. de C.V. (ADR)	1,429,320
89,300	Crown Castle International Corp. (b)	1,434,158
72,500	Nextel Communications, Inc. (Class A) (b)	2,060,450
560,883	Vodafone Group, Plc., (GBP)	1,490,297
32,800	Vodafone Group, Plc. (ADR)	871,168

		7,285,393

	Total Common Stocks (Identified Cost $248,945,768)	272,625,296

Short Term Investments—3.0%

	Mutual Funds—3.0%
8,296,503	T. Rowe Price Reserve Investment Fund	8,296,503

	Total Short Term Investments (Identified Cost $8,296,503)	8,296,503

	Total Investments—100.5% (Identified Cost $257,242,271) (a)	280,921,799
	Other assets less liabilities	(1,430,390)

	Total Net Assets—100%	$279,491,409

See accompanying notes to schedule of investments.

MSF-81

Metropolitan Series Fund, Inc.

Zenith Equity Portfolio

Schedule of Investments as of March 31, 2005 (Unaudited)

Mutual Funds—100.0% of Total Net Assets

Shares		Value

	Diversified Financial Services—100.0%
28,425,591	Metropolitan Series Fund, Inc., Capital Guardian U.S. Equity Portfolio (Class A)	$321,209,174
1,878,730	Metropolitan Series Fund, Inc., FI Value Leaders Portfolio (Class A)	331,220,176
30,321,470	Metropolitan Series Fund, Inc., Jennison Growth Portfolio (Class A)	312,917,576

		965,346,926

	Total Mutual Funds (Identified Cost $856,057,699)	965,346,926

	Total Investments—100.0% (Identified Cost $856,057,699) (a)	965,346,926
	Other assets less liabilities	(133,656)

	Total Net Assets—100%	$965,213,270

See accompanying notes to schedule of investments.

MSF-82

Metropolitan Series Fund, Inc.

BlackRock Aggressive Growth Portfolio

Schedule of Investments as of March 31, 2005 (Unaudited)

Common Stocks—99.5% of Total Net Assets

Shares		Value

	Aerospace & Defense—1.6%
204,200	Alliant Techsystems, Inc. (b)	$14,590,090

	Biotechnology—3.2%
323,100	Charles River Laboratories International, Inc. (b)	15,198,624
274,200	ICOS Corp. (b) (c)	6,158,532
195,000	OSI Pharmaceuticals, Inc. (b)	8,061,300

		29,418,456

	Capital Markets—2.6%
112,400	Lehman Brothers Holdings, Inc.	10,583,584
141,100	T. Rowe Price Group, Inc.	8,378,518
29,100	The Chicago Merchantile Exchange (c)	5,646,273

		24,608,375

	Commercial Banks—1.1%
72,100	City National Corp.	5,034,022
175,000	TCF Financial Corp. (c)	4,751,250

		9,785,272

	Commercial Services & Supplies—4.0%
115,799	ChoicePoint, Inc. (b)	4,644,698
100,795	Hewitt Associates, Inc. (Class A) (b) (c)	2,681,147
145,200	Manpower, Inc.	6,319,104
211,600	Stericycle, Inc. (b) (c)	9,352,720
219,500	The Corporate Executive Board Co. (c)	14,037,025

		37,034,694

	Communications Equipment—3.1%
378,500	Adtran, Inc. (c)	6,676,740
210,600	Harris Corp.	6,876,090
321,100	Polycom, Inc. (b)	5,442,645
360,000	Scientific-Atlanta, Inc.	10,159,200

		29,154,675

	Computers & Peripherals—1.9%
325,700	Avid Technology, Inc. (b) (c)	17,626,884

	Consumer Finance—1.1%
598,200	Providian Financial Corp. (b)	10,265,112

	Containers & Packaging—2.6%
417,300	Owens-Illinois, Inc. (b)	10,490,922
272,300	Sealed Air Corp. (b)	14,143,262

		24,634,184

	Diversified Telecommunication Services—1.9%
608,500	Amdocs, Ltd. (b)	17,281,400

	Electronic Equipment & Instruments—2.9%
340,600	Amphenol Corp. (Class A)	12,615,824
260,100	CDW Corp.	14,742,468

		27,358,292

Shares		Value

	Energy Equipment & Services—1.9%
248,200	ENSCO International, Inc.	$9,347,212
149,300	Noble Corp. (b)	8,392,153

		17,739,365

	Health Care Equipment & Supplies—4.8%
181,700	C.R. Bard, Inc.	12,370,136
602,100	Cytyc Corp. (b)	13,854,321
69,600	Guidant Corp.	5,143,440
66,700	Kinetic Concepts, Inc. (b)	3,978,655
464,800	PerkinElmer, Inc.	9,588,824

		44,935,376

	Health Care Providers & Services—10.3%
159,600	Aetna, Inc.	11,962,020
417,100	Caremark Rx, Inc. (b)	16,592,238
497,700	Community Health Systems, Inc. (b)	17,374,707
70,100	Coventry Health Care, Inc. (b)	4,776,614
303,200	Medco Health Solutions, Inc. (b)	15,029,624
157,600	Omnicare, Inc.	5,586,920
202,600	Triad Hospitals, Inc. (b)	10,150,260
113,900	WellPoint, Inc. (b) (c)	14,277,365

		95,749,748

	Hotels, Restaurants & Leisure—5.0%
283,200	GTECH Holdings Corp.	6,663,696
194,600	Marriott International, Inc. (Class A)	13,010,956
218,900	Orient Express Hotels, Ltd.	5,713,290
191,600	Ruby Tuesday, Inc. (c)	4,653,964
277,500	Starwood Hotels & Resorts Worldwide, Inc. (Class B)	16,658,325

		46,700,231

	Household Durables—0.4%
42,700	Harman International Industries, Inc.	3,777,242

	Household Products—1.3%
390,600	The Yankee Candle Co., Inc. (b) (c)	12,382,020

	IT Services—7.5%
303,600	Alliance Data Systems Corp. (b)	12,265,440
840,700	Ceridian Corp. (b) (c)	14,333,935
342,600	CheckFree Corp. (b)	13,964,376
204,100	DST Systems, Inc. (b)	9,425,338
300,600	Syniverse Holdings, Inc. (b)	4,148,280
537,300	VeriSign, Inc. (b)	15,420,510

		69,557,879

	Internet & Catalog Retail—1.6%
497,000	MSC Industrial Direct Co. (Class A)	15,188,320

	Investment Company—1.5%
60,895	iShares Russell Midcap Growth Index Fund (c)	5,048,805
253,100	Nasdaq-100 Index Tracking Stock (c)	9,250,805

		14,299,610

See accompanying notes to schedule of investments.

MSF-83

Metropolitan Series Fund, Inc.

BlackRock Aggressive Growth Portfolio

Schedule of Investments as of March 31, 2005 (Unaudited)

Common Stocks—(Continued)

Shares		Value

	Leisure Equipment & Products—1.1%
514,300	Marvel Enterprises, Inc. (b)	$10,286,000

	Machinery—1.6%
383,500	Pentair, Inc.	14,956,500

	Media—1.2%
155,600	Getty Images, Inc. (b) (c)	11,064,716

	Metals & Mining—3.0%
337,000	CONSOL Energy, Inc. (c)	15,845,740
289,700	Massey Energy Co. (c)	11,599,588

		27,445,328

	Oil & Gas—4.8%
584,900	EOG Resources, Inc.	28,508,026
221,200	Newfield Exploration Co. (b)	16,426,312

		44,934,338

	Pharmaceuticals—1.6%
426,200	Shire Pharmaceuticals Group, Plc. (ADR) (c)	14,610,136

	Semiconductor & Semiconductor Equipment—5.3%
703,800	Altera Corp. (b)	13,921,164
456,700	Lam Research Corp. (b) (c)	13,180,362
297,500	Linear Technology Corp.	11,397,225
535,600	National Semiconductor Corp.	11,038,716

		49,537,467

	Software—7.2%
246,300	Adobe Systems, Inc.	16,543,971
272,100	Intuit, Inc. (b) (c)	11,909,817
214,800	Mercury Interactive Corp.	10,177,224
291,900	NAVTEQ (b)	12,653,865
752,900	Siebel Systems, Inc. (b)	6,873,977
386,328	VERITAS Software Corp. (b) (c)	8,970,669

		67,129,523

	Specialty Retail—7.4%
189,000	Bed Bath & Beyond, Inc. (b)	6,906,060
559,600	Chico’s FAS, Inc. (b)	15,814,296
171,100	Foot Locker, Inc.	5,013,230
317,200	PETsMART, Inc.	9,119,500
434,366	Staples, Inc.	13,652,123
488,500	Williams-Sonoma, Inc. (b)	17,952,375

		68,457,584

	Textiles, Apparel & Luxury Goods—2.3%
216,000	Coach, Inc. (b)	12,232,080
369,900	The Warnaco Group, Inc. (b) (c)	8,892,396

		21,124,476

Shares		Value

	Wireless Telecommunication Services—3.7%
781,800	American Tower Corp. (Class A) (b)	$14,252,214
919,800	Nextel Partners, Inc. (Class A) (b) (c)	20,198,808

		34,451,022

	Total Common Stocks (Identified Cost $772,955,128)	926,084,315

Short Term Investments—1.0%
Face Amount

	U.S. Treasury—1.0%
$9,600,000	United States Treasury Bill 2.625%, 04/14/05	$9,590,900

	Total Short Term Investments (Identified Cost $9,590,900)	9,590,900

	Total Investments—100.5% (Identified Cost $782,546,028) (a)	935,675,215
	Other assets less liabilities	(4,894,694)

	Total Net Assets—100%	$930,780,521

See accompanying notes to schedule of investments.

MSF-84

Metropolitan Series Fund, Inc.

FI Mid Cap Opportunities Portfolio

Schedule of Investments as of March 31, 2005 (Unaudited)

Common Stocks—99.9% of Total Net Assets

Shares		Value

	Aerospace & Defense—2.5%
802,000	Empresa Brasileira de Aeronautica S.A. (ADR) (c)	$25,102,600

	Airlines—0.8%
599,060	WestJet Airlines, Ltd., (CAD)	7,750,415

	Automobiles—2.1%
8,374	Porsche AG, (EUR)	6,079,983
166,403	Renault S.A., (EUR) (c)	14,864,237

		20,944,220

	Beverages—1.3%
166,000	Molson Coors Brewing Co. (c)	12,810,220

	Biotechnology—0.9%
232,300	Neurocrine Biosciences, Inc. (b) (c)	8,841,338

	Capital Markets—3.1%
545,650	Archipelago Holdings, Inc. (b) (c)	9,658,005
759,034	Calamos Asset Management, Inc. (c)	20,433,195

		30,091,200

	Chemicals—10.0%
89,000	Agrium, Inc., (CAD)	1,631,158
37,600	Agrium, Inc. (c)	686,200
168,720	Lyondell Chemical Co. (c)	4,710,662
529,200	Monsanto Co.	34,133,400
665,400	Mosaic Co. (b) (c)	11,351,724
123,800	Potash Corp. of Saskatchewan, Inc. (c), (CAD)	10,860,709
233,900	Potash Corp. of Saskatchewan, Inc. (c)	20,468,589
989,100	Wellman, Inc. (c)	14,302,386

		98,144,828

	Commercial Services & Supplies—5.8%
668,474	Career Education Corp. (b) (c)	22,901,919
162,100	DeVry, Inc. (b) (c)	3,066,932
903,400	Knoll, Inc. (b) (c)	15,068,712
258,600	Universal Technical Institute, Inc. (b) (c)	9,516,480
396,900	Wright Express Corp. (b)	6,786,990

		57,341,033

	Communications Equipment—2.5%
317,008	Research In Motion, Ltd. (b)	24,225,751

	Computers & Peripherals—0.8%
421,100	Seagate Technology	8,232,505

	Construction & Engineering—1.5%
225,000	Dycom Industries, Inc. (b) (c)	5,172,750
179,400	Fluor Corp. (c)	9,944,142

		15,116,892

	Diversified Telecommunication Services—9.0%
1,591,990	Citizens Communications Co.	20,600,350

Shares		Value

	Diversified Telecommunication Services—(Continued)
1,177,500	Hutchison Telecommunications International, Ltd. (ADR) (b) (c)	$16,638,075
399,183	NTL, Inc. (b)	25,415,982
236,100	Philippine Long Distance Telephone Co. (ADR) (b) (c)	5,952,081
328,728	PT Indosat Tbk, (ADR) (c)	8,497,619
285,600	Telewest Global, Inc. (b)	5,080,824
192,200	TELUS Corp., (CAD)	5,915,435

		88,100,366

	Electronic Equipment & Instruments—1.3%
877,299	Symbol Technologies, Inc.	12,712,063

	Energy Equipment & Services—9.7%
49,700	BJ Services Co.	2,578,436
158,400	Cooper Cameron Corp. (b)	9,062,064
69,800	ENSCO International, Inc.	2,628,668
612,970	Grant Prideco, Inc. (b) (c)	14,809,355
528,046	National-Oilwell Varco, Inc. (b) (c)	24,659,768
173,400	Noble Corp. (b)	9,746,814
144,900	Seacor Smit, Inc. (b) (c)	9,237,375
382,508	Weatherford International, Ltd. (b) (c)	22,162,514

		94,884,994

	Food & Staples Retailing—2.3%
1,237,910	Safeway, Inc. (b)	22,938,472

	Food Products—1.5%
598,400	Archer-Daniels-Midland Co.	14,708,672

	Health Care Equipment & Supplies—2.5%
171,000	Cyberonics, Inc. (b) (c)	7,553,070
583,800	Cytyc Corp. (b)	13,433,238
58,260	Fisher Scientific International, Inc. (b)	3,316,159

		24,302,467

	Hotels, Restaurants & Leisure—5.3%
894,400	Royal Caribbean Cruises, Ltd. (c)	39,970,736
307,400	Wendy’s International, Inc.	12,000,896

		51,971,632

	Household Durables—4.7%
519,099	Harman International Industries, Inc.	45,919,498

	IT Services—0.4%
423,642	BearingPoint, Inc. (b) (c)	3,715,340

	Insurance—0.9%
122,520	Ambac Financial Group, Inc.	9,158,370

	Leisure Equipment & Products—2.1%
622,300	Eastman Kodak Co. (c)	20,255,865

See accompanying notes to schedule of investments.

MSF-85

Metropolitan Series Fund, Inc.

FI Mid Cap Opportunities Portfolio

Schedule of Investments as of March 31, 2005 (Unaudited)

Common Stocks—(Continued)	Short Term Investments—2.5%

Shares		Value

	Machinery—1.2%
9,600	ITT Industries, Inc.	$866,304
272,876	Pentair, Inc.	10,642,164

		11,508,468

	Media—5.7%
133,300	DreamWorks Animation SKG, Inc. (b)	5,426,643
110,700	Getty Images, Inc. (b)	7,871,877
441,500	Omnicom Group, Inc.	39,081,580
170,400	Salem Communications Corp. (Class A) (b) (c)	3,510,240

		55,890,340

	Metals & Mining—3.2%
522,600	Newmont Mining Corp.	22,079,850
321,100	Novelis, Inc., (CAD)	7,034,390
97,262	Novelis, Inc.	2,131,983

		31,246,223

	Pharmaceuticals—0.8%
259,700	Watson Pharmaceuticals, Inc. (b)	7,980,581

	Road & Rail—2.8%
169,700	Burlington Northern Santa Fe Corp.	9,151,921
170,600	CSX Corp.	7,105,490
299,800	Norfolk Southern Corp.	11,107,590

		27,365,001

	Semiconductor & Semiconductor Equipment—0.3%
203,485	Freescale Semiconductor, Inc. (Class B) (b)	3,510,116

	Software—2.0%
1,825	Macrovision Corp. (b) (c)	41,592
115,600	NAVTEQ (b)	5,011,260
677,908	Symantec Corp. (b)	14,459,778

		19,512,630

	Specialty Retail—2.2%
634,900	Tiffany & Co.	21,916,748

	Textiles, Apparel & Luxury Goods—0.0%
6,500	Carter’s, Inc. (b) (c)	258,375

	Wireless Telecommunication Services—10.7%
1,221,700	American Tower Corp. (Class A) (b) (c)	22,271,591
44,900	Crown Castle International Corp. (b)	721,094
2,891,060	Nextel Communications, Inc. (Class A) (b)	82,163,925

		105,156,610

	Total Common Stocks (Identified Cost $916,744,169)	981,613,833

Face Amount		Value

	Repurchase Agreement—2.5%
$24,652,000	State Street Corp. Repurchase Agreement dated 03/31/05 at 0.800% to be repurchased at $24,652,548 on 04/01/05, collateralized by $25,590,000 U.S. Treasury Note 2.625% due 11/15/06 with a value of $25,394,544.	$24,652,000

	Total Short Term Investments (Identified Cost $24,652,000)	24,652,000

	Total Investments—102.4% (Identified Cost $941,396,169) (a)	1,006,265,833
	Other assets less liabilities	(24,006,793)

	Total Net Assets—100%	$982,259,040

See accompanying notes to schedule of investments.

MSF-86

Metropolitan Series Fund, Inc.

Harris Oakmark Focused Value Portfolio

Schedule of Investments as of March 31, 2005 (Unaudited)

Common Stocks—89.4% of Total Net Assets

Shares		Value

	Aerospace & Defense—2.5%
901,000	Rockwell Collins, Inc. (c)	$42,878,590

	Beverages—3.3%
1,989,500	The Pepsi Bottling Group, Inc. (c)	55,407,575

	Commercial Services & Supplies—18.4%
2,399,300	Aramark Corp. (Class B) (c)	63,053,604
832,800	D&B Corp. (b)	51,175,560
1,462,600	Equifax, Inc.	44,887,194
1,645,800	H&R Block, Inc. (c)	83,244,564
2,175,500	R.R. Donnelley & Sons Co.	68,789,310

		311,150,232

	Diversified Financial Services—0.5%
106,000	Moody’s Corp. (c)	8,571,160

	Health Care Equipment & Supplies—4.3%
420,000	Baxter International, Inc.	14,271,600
1,812,000	Hospira, Inc. (b)	58,473,240

		72,744,840

	Health Care Providers & Services—4.4%
2,105,600	Omnicare, Inc.	74,643,520

	Hotels, Restaurants & Leisure—10.6%
3,081,000	Darden Restaurants, Inc.	94,525,080
1,612,400	Yum! Brands, Inc.	83,538,444

		178,063,524

	IT Services—3.4%
1,457,846	First Data Corp.	57,307,926

	Leisure Equipment & Products—3.4%
2,707,000	Mattel, Inc.	57,794,450

	Media—9.9%
793,500	Cablevision Systems Corp. (Class A) (b)	22,257,675
717,400	Knight-Ridder, Inc. (c)	48,245,150
1,040,000	The E.W. Scripps Co. (Class A) (c)	50,700,000
2,629,200	Time Warner, Inc. (b)	46,142,460

		167,345,285

	Office Electronics—3.4%
3,815,300	Xerox Corp. (b)	57,801,795

	Oil & Gas—4.6%
1,546,600	Burlington Resources, Inc.	77,438,262

	Semiconductor & Semiconductor Equipment—1.0%
842,500	National Semiconductor Corp. (c)	17,363,925

	Specialty Retail—2.3%
2,027,000	AutoNation, Inc. (b) (c)	38,391,380

Shares		Value

	Textiles, Apparel & Luxury Goods—4.0%
1,700,000	Liz Claiborne, Inc.	$68,221,000

	Thrifts & Mortgage Finance—13.4%
6,236,200	Sovereign Bancorp, Inc. (c)	138,194,192
2,204,400	Washington Mutual, Inc.	87,073,800

		225,267,992

	Total Common Stocks (Identified Cost $1,129,381,764)	1,510,391,456

Short Term Investments—11.2%
Face Amount

	Repurchase Agreement—11.2%
$188,610,000

State Street Corp. Repurchase Agreement dated 03/31/05 at 1.250% to be repurchased at $188,616,549 on 04/01/05, collateralized by $11,930,000 U.S. Treasury Bond 8.875% due 08/15/17 with a value of $16,700,211, by $250,000 U.S. Treasury Bond 8.875% due 02/15/19 with a value of $356,252, by $665,000 U.S. Treasury Bond 7.625% due 11/15/22 with a value of $898,928, by $89,145,000 U.S. Treasury Bond 5.500% due 08/15/28 with a value of $97,360,068, by $20,000 U.S. Treasury Bond 6.000% due 02/15/26 with a value of $23,011, by $4,210,000 U.S. Treasury Bond 6.875% due 08/15/25 with a value of $5,314,127, by $40,060,000 U.S. Treasury Bond 5.250% due 11/15/28 with a value of $42,878,181, by $10,000,000 U.S. Treasury Bond 6.125% due 08/15/29 with a value of $11,846,320, by $4,775,000 U.S. Treasury Note 4.750% due 05/15/14 with a value of $4,924,219 and by $11,415,000 U.S. Treasury Bond 5.250% due 02/15/29 with a value of $12,083,565.

		$188,610,000

	Total Short Term Investments (Identified Cost $188,610,000)	188,610,000

	Total Investments—100.6% (Identified Cost $1,317,991,764) (a)	1,699,001,456
	Other assets less liabilities	(10,580,505)

	Total Net Assets—100%	$1,688,420,951

See accompanying notes to schedule of investments.

MSF-87

Metropolitan Series Fund, Inc.

MetLife Mid Cap Stock Index Portfolio

Schedule of Investments as of March 31, 2005 (Unaudited)

Common Stocks—95.4% of Total Net Assets

Shares		Value

	Aerospace & Defense—0.7%
11,251	Alliant Techsystems, Inc. (b)	$803,884
19,662	Precision Castparts Corp.	1,514,170
2,495	Sequa Corp. (Class A) (b) (c)	129,366

		2,447,420

	Air Freight & Logistics—0.9%
25,391	C.H. Robinson Worldwide, Inc.	1,308,398
31,714	Expeditors International of Washington, Inc.	1,698,285

		3,006,683

	Airlines—0.3%
25,512	AirTran Holdings, Inc. (b) (c)	230,884
7,669	Alaska Air Group, Inc. (b) (c)	225,775
29,190	JetBlue Airways Corp. (b) (c)	555,778

		1,012,437

	Auto Components—1.0%
20,843	ArvinMeritor, Inc.	322,441
4,632	Bandag, Inc. (c)	217,611
16,717	BorgWarner, Inc.	813,784
23,177	Gentex Corp. (c)	739,346
19,979	Lear Corp.	886,268
9,629	Modine Manufacturing Co. (c)	282,419

		3,261,869

	Automobiles—0.1%
13,708	Thor Industries, Inc. (c)	410,006

	Beverages—0.7%
30,634	Constellation Brands, Inc. (Class A) (b)	1,619,620
31,523	PepsiAmericas, Inc.	714,311

		2,333,931

	Biotechnology—1.8%
17,266	Cephalon, Inc. (b) (c)	808,567
19,674	Charles River Laboratories International, Inc. (b)	925,465
14,828	Gen-Probe, Inc. (b)	660,736
15,352	Invitrogen Corp. (b)	1,062,358
9,236	Martek Biosciences Corp. (b)	537,443
91,272	Millennium Pharmaceuticals, Inc. (b)	768,510
31,355	Protein Design Laboratories, Inc. (b) (c)	501,366
11,432	Techne Corp. (b) (c)	459,338
23,900	Vertex Pharmaceuticals, Inc. (b) (c)	223,704

		5,947,487

	Building Products—0.1%
12,365	York International Corp. (c)	484,461

	Capital Markets—2.4%
22,629	A.G. Edwards, Inc.	1,013,779
39,635	Eaton Vance Corp.	929,044
19,797	Investors Financial Services Corp.	968,271
15,314	Jefferies Group, Inc.	577,032

Shares		Value

	Capital Markets—(Continued)
16,973	LaBranche & Co., Inc. (b) (c)	$157,849
32,361	Legg Mason, Inc.	2,528,689
19,765	Raymond James Financial, Inc.	598,880
25,014	SEI Investments Co. (c)	904,506
24,603	Waddell & Reed Financial, Inc. (Class A)	485,663

		8,163,713

	Chemicals—2.8%
20,859	Airgas, Inc.	498,322
13,659	Albemarle Corp.	496,641
18,715	Cabot Corp.	625,642
34,154	Crompton Corp. (c)	498,648
12,822	Cytec Industries, Inc.	695,594
12,470	Ferro Corp. (c)	234,685
10,977	FMC Corp. (b)	586,721
64,711	Lyondell Chemical Co.	1,806,731
6,108	Minerals Technologies, Inc. (c)	401,784
21,109	Olin Corp. (c)	470,731
34,875	RPM International, Inc.	637,515
14,011	Sensient Technologies Corp. (c)	302,077
20,036	The Lubrizol Corp.	814,263
8,217	The Scotts Miracle-Gro Co. (Class A) (b) (c)	577,080
15,322	Valspar Corp. (c)	713,086

		9,359,520

	Commercial Banks—3.7%
38,526	Associated Banc-Corp.	1,203,167
15,911	Bank of Hawaii Corp.	720,132
13,466	City National Corp.	940,196
47,220	Commerce Bancorp, Inc. (c)	1,533,233
14,520	Cullen/Frost Bankers, Inc.	655,578
25,037	FirstMerit Corp. (c)	669,990
15,176	Greater Bay Bancorp (c)	370,446
46,174	Hibernia Corp. (Class A)	1,478,030
23,567	Mercantile Bankshares Corp.	1,198,618
10,751	Silicon Valley Bancshares (b) (c)	473,689
37,775	TCF Financial Corp.	1,025,591
43,314	The Colonial BancGroup, Inc.	888,803
9,958	WestAmerica Bancorp (c)	515,526
20,045	Wilmington Trust Corp.	703,580

		12,376,579

	Commercial Services & Supplies—4.2%
27,280	Adesa, Inc.	637,261
7,418	Banta Corp.	317,490
30,503	Career Education Corp. (b)	1,045,033
26,401	ChoicePoint, Inc. (b)	1,058,944
23,866	Copart, Inc. (b) (c)	562,283
27,005	Corinthian Colleges, Inc. (b) (c)	424,519
20,545	D&B Corp. (b)	1,262,490
14,947	Deluxe Corp.	595,787
19,266	DeVry, Inc. (b) (c)	364,513
20,271	Education Management Corp. (b)	566,575
20,803	Herman Miller, Inc.	626,586
15,414	HNI Corp. (c)	692,859

See accompanying notes to schedule of investments.

MSF-88

Metropolitan Series Fund, Inc.

MetLife Mid Cap Stock Index Portfolio

Schedule of Investments as of March 31, 2005 (Unaudited)

Common Stocks—(Continued)

Shares		Value

	Commercial Services & Supplies—(Continued)
13,671	ITT Educational Services, Inc. (b)	$663,044
8,138	Kelly Services, Inc. (Class A) (c)	234,293
10,341	Korn/Ferry International, Inc. (b) (c)	196,789
14,672	Laureate Education, Inc. (b)	627,815
26,752	Manpower, Inc.	1,164,247
41,869	Republic Services, Inc. (Class A)	1,401,774
14,645	Rollins, Inc.	272,397
14,169	Sotheby’s Holdings, Inc. (Class A) (b) (c)	240,306
13,349	Stericycle, Inc. (b)	590,026
16,887	The Brink’s Co.	584,290

		14,129,321

	Communications Equipment—1.4%
113,199	3Com Corp. (b)	402,988
20,384	ADTRAN, Inc.	359,574
14,827	Avocent Corp. (b)	380,461
15,212	CommScope, Inc. (b) (c)	227,571
10,913	F5 Networks, Inc. (b)	550,997
39,620	Harris Corp.	1,293,593
14,600	Plantronics, Inc.	555,968
29,203	Polycom, Inc. (b)	494,991
29,646	Powerwave Technologies, Inc. (b) (c)	229,460
30,947	UTStarcom, Inc. (b) (c)	338,870

		4,834,473

	Computers & Peripherals—1.2%
21,339	Diebold, Inc.	1,170,444
10,113	Imation Corp.	351,427
35,427	McDATA Corp. (Class A) (b) (c)	133,560
48,482	SanDisk Corp. (b)	1,347,799
31,714	Storage Technology Corp. (b)	976,791

		3,980,021

	Construction & Engineering—0.5%
14,482	Dycom Industries, Inc. (b)	332,941
11,021	Granite Construction, Inc. (c)	289,522
16,924	Jacobs Engineering Group, Inc. (b)	878,694
28,954	Quanta Services, Inc. (b) (c)	220,919

		1,722,076

	Construction Materials—0.2%
14,037	Martin Marietta Materials, Inc.	784,949

	Consumer Finance—0.4%
45,210	AmeriCredit Corp. (b)	1,059,723
25,517	MoneyGram International, Inc.	482,016

		1,541,739

	Containers & Packaging—0.5%
15,200	Longview Fibre Co.	285,152
25,241	Packaging Corp. of America	613,104
29,457	Sonoco Products Co.	849,834

		1,748,090

Shares		Value

	Diversified Financial Services—0.4%
14,713	GATX Corp. (c)	$488,324
28,173	Leucadia National Corp. (c)	967,743

		1,456,067

	Diversified Telecommunication Services—0.1%
72,991	Cincinnati Bell, Inc. (b)	310,212

	Electric Utilities—3.4%
34,576	Alliant Energy Corp.	925,945
9,663	Black Hills Corp. (c)	319,555
37,646	DPL, Inc.	941,150
22,879	Duquesne Light Holdings, Inc. (c)	409,992
22,153	Great Plains Energy, Inc. (c)	677,439
24,019	Hawaiian Electric Industries, Inc. (c)	612,965
12,564	IDACORP, Inc. (c)	356,441
38,206	Northeast Utilities	736,230
15,855	NSTAR	860,926
26,778	OGE Energy Corp.	721,667
55,926	Pepco Holdings, Inc.	1,173,887
19,006	PNM Resources, Inc. (c)	507,080
29,726	Puget Energy, Inc. (c)	655,161
34,947	Sierra Pacific Resources (b) (c)	375,680
25,558	Westar Energy, Inc.	553,075
34,815	Wisconsin Energy Corp.	1,235,932
11,215	WPS Resources Corp. (c)	593,498

		11,656,623

	Electrical Equipment—0.7%
20,549	AMETEK, Inc.	827,097
18,294	Hubbell, Inc. (Class B)	934,824
17,730	Thomas & Betts Corp. (b)	572,679

		2,334,600

	Electronic Equipment & Instruments—1.8%
26,333	Amphenol Corp. (Class A) (b)	975,374
34,479	Arrow Electronics, Inc. (b)	874,043
35,897	Avnet, Inc. (b)	661,223
22,011	CDW Corp.	1,247,583
25,753	Kemet Corp. (b) (c)	199,586
19,824	National Instruments Corp.	536,239
12,765	Newport Corp. (b) (c)	184,965
12,889	Plexus Corp. (b) (c)	148,352
17,359	Tech Data Corp. (b)	643,325
49,431	Vishay Intertechnology, Inc. (b)	614,427

		6,085,117

	Energy Equipment & Services—3.6%
16,079	Cooper Cameron Corp. (b)	919,880
45,008	ENSCO International, Inc.	1,695,001
20,352	FMC Technologies, Inc. (b)	675,279
36,771	Grant Prideco, Inc. (b)	888,387
23,245	Hanover Compressor Co. (b) (c)	280,567
15,104	Helmerich & Payne, Inc.	599,478
50,190	Patterson-UTI Energy, Inc.	1,255,754

See accompanying notes to schedule of investments.

MSF-89

Metropolitan Series Fund, Inc.

MetLife Mid Cap Stock Index Portfolio

Schedule of Investments as of March 31, 2005 (Unaudited)

Common Stocks—(Continued)

Shares		Value

	Energy Equipment & Services—(Continued)
37,711	Pride International, Inc. (b) (c)	$936,741
31,557	Smith International, Inc. (b)	1,979,571
18,044	Tidewater, Inc.	701,190
41,116	Weatherford International, Ltd. (b)	2,382,261

		12,314,109

	Food & Staples Retailing—0.9%
20,679	BJ’s Wholesale Club, Inc. (b)	642,290
13,323	Ruddick Corp. (c)	308,427
19,131	Whole Foods Market, Inc.	1,953,849

		2,904,566

	Food Products—1.9%
44,351	Dean Foods Co. (b)	1,521,239
31,236	Hormel Foods Corp.	971,752
9,136	Lancaster Colony Corp.	388,737
29,810	Smithfield Foods, Inc. (b)	940,506
17,392	The J. M. Smucker Co.	874,818
12,659	Tootsie Roll Industries, Inc. (c)	379,761
90,371	Tyson Foods, Inc. (Class A)	1,507,388

		6,584,201

	Gas Utilities—0.4%
22,901	AGL Resources, Inc.	799,932
14,491	WGL Holdings, Inc. (c)	448,641

		1,248,573

	Health Care Equipment & Supplies—2.5%
18,422	Beckman Coulter, Inc.	1,224,142
33,756	Cytyc Corp. (b) (c)	776,726
22,572	Dentsply International, Inc.	1,228,142
17,732	Edwards Lifesciences Corp. (b)	766,377
17,489	Hillenbrand Industries, Inc.	970,115
10,661	INAMED Corp. (b)	744,991
20,621	STERIS Corp. (b)	520,680
39,747	Varian Medical Systems, Inc. (b)	1,362,527
10,455	Varian, Inc. (b)	396,140
14,894	VISX, Inc. (b)	349,115

		8,338,955

	Health Care Providers & Services—4.7%
14,424	Apria Healthcare Group, Inc. (b)	463,010
19,830	Community Health Systems, Inc. (b)	692,265
18,685	Covance, Inc. (b)	889,593
31,611	Coventry Health Care, Inc. (b)	2,153,974
33,043	Health Net, Inc. (b)	1,080,837
25,769	Henry Schein, Inc. (b)	923,561
10,717	LifePoint Hospitals, Inc. (b) (c)	469,833
29,863	Lincare Holdings, Inc. (b)	1,320,840
31,002	Omnicare, Inc.	1,099,021
25,792	PacifiCare Health Systems, Inc. (b)	1,468,081
40,890	Patterson Cos., Inc. (b) (c)	2,042,456
20,184	Renal Care Group, Inc. (b)	765,781
23,390	Triad Hospitals, Inc. (b)	1,171,839

Shares		Value

	Health Care Providers & Services—(Continued)
17,361	Universal Health Services, Inc. (Class B)	$909,716
22,709	VCA Antech, Inc. (b) (c)	459,403

		15,910,210

	Hotels, Restaurants & Leisure—3.1%
24,128	Applebee’s International, Inc.	664,968
10,523	Bob Evans Farms, Inc.	246,764
19,711	Boyd Gaming Corp.	1,027,929
26,265	Brinker International, Inc. (b)	951,318
93,386	Caesars Entertainment, Inc. (b)	1,848,109
14,141	CBRL Group, Inc.	584,023
34,461	GTECH Holdings Corp.	810,867
13,158	International Speedway Corp. (Class A)	713,821
18,377	Krispy Kreme Doughnuts, Inc. (b) (c)	140,217
20,098	Mandalay Resort Group (b)	1,416,708
20,196	Outback Steakhouse, Inc.	924,775
19,086	Ruby Tuesday, Inc. (c)	463,599
23,148	The Cheesecake Factory, Inc. (b)	820,597

		10,613,695

	Household Durables—3.8%
20,527	American Greetings Corp. (Class A) (c)	523,028
10,468	Blyth, Inc.	333,301
87,242	D.R. Horton, Inc.	2,550,956
15,796	Furniture Brands International, Inc. (c)	344,511
19,160	Harman International Industries, Inc.	1,694,894
14,399	Hovnanian Enterprises, Inc. (Class A) (b)	734,349
42,941	Lennar Corp. (Class A)	2,433,896
17,696	Mohawk Industries, Inc. (b)	1,491,773
14,148	Ryland Group, Inc. (c)	877,459
18,390	Toll Brothers, Inc. (b)	1,450,051
16,786	Tupperware Corp. (c)	341,763

		12,775,981

	Household Products—0.6%
18,861	Church & Dwight, Inc. (c)	669,000
21,043	Energizer Holdings, Inc. (b)	1,258,371

		1,927,371

	IT Services—2.6%
25,519	Acxiom Corp.	534,113
19,669	Alliance Data Systems Corp. (b)	794,628
44,402	Ceridian Corp. (b)	757,054
18,567	Certegy, Inc.	642,789
24,981	Checkfree Corp. (b)	1,018,225
39,570	Cognizant Technology Solutions Corp. (Class A) (b)	1,828,134
15,202	CSG Systems International, Inc. (b)	247,641
22,535	DST Systems, Inc. (b)	1,040,666
25,386	Gartner, Inc. (Class A) (b) (c)	242,944
16,611	Keane, Inc. (b) (c)	216,441
30,518	MPS Group, Inc. (b)	320,744
35,951	The BISYS Group, Inc. (b)	563,712
25,210	Titan Corp. (b)	457,814

		8,664,905

See accompanying notes to schedule of investments.

MSF-90

Metropolitan Series Fund, Inc.

MetLife Mid Cap Stock Index Portfolio

Schedule of Investments as of March 31, 2005 (Unaudited)

Common Stocks—(Continued)

Shares		Value

	Industrial Conglomerates—0.4%
9,240	Carlisle Cos., Inc.	$644,675
11,458	Teleflex, Inc. (c)	586,420

		1,231,095

	Insurance—3.9%
15,883	Allmerica Financial Corp. (b)	570,994
17,366	American Financial Group, Inc.	534,873
11,737	AmerUs Group Co. (c)	554,573
27,416	Arthur J. Gallagher & Co. (c)	789,581
18,521	Brown & Brown, Inc.	853,633
16,702	Everest Re Group, Ltd.	1,421,507
51,919	Fidelity National Financial, Inc.	1,710,212
24,270	First American Corp. (c)	799,454
20,223	HCC Insurance Holdings, Inc.	731,264
12,739	Horace Mann Educators Corp.	225,990
18,583	Ohio Casualty Corp. (b)	427,037
54,263	Old Republic International Corp.	1,263,785
20,664	Protective Life Corp.	812,095
8,464	StanCorp Financial Group, Inc.	717,578
17,215	Unitrin, Inc.	781,561
23,575	W.R. Berkley Corp.	1,169,320

		13,363,457

	Internet Software & Services—0.0%
16,666	Retek, Inc. (b)	186,993

	Investment Company—4.7%
131,200	MidCap SPDR Trust, Series 1 (c)	15,796,480

	Leisure Equipment & Products—0.1%
21,114	Callaway Golf Co. (c)	270,259

	Machinery—2.2%
26,872	AGCO Corp. (b) (c)	490,414
16,482	Crane Co.	474,517
22,858	Donaldson Co., Inc.	737,856
14,322	Federal Signal Corp. (c)	217,265
16,449	Flowserve Corp. (b)	425,535
20,528	Graco, Inc.	828,510
12,352	Harsco Corp.	736,303
11,162	Kennametal, Inc.	530,083
9,762	Nordson Corp. (c)	359,437
30,140	Pentair, Inc.	1,175,460
22,360	SPX Corp.	967,741
5,500	Tecumseh Products Co. (Class A) (c)	217,855
12,663	Trinity Industries, Inc. (c)	356,717

		7,517,693

	Marine—0.2%
12,937	Alexander & Baldwin, Inc.	533,004

	Media—2.2%
31,954	Belo Corp. (Class A)	771,370
14,634	Catalina Marketing Corp. (c)	379,021

Shares		Value

	Media—(Continued)
15,256	Emmis Communications Corp. (Class A) (b) (c)	$293,220
13,137	Entercom Communications Corp. (b)	466,626
21,329	Harte-Hanks, Inc.	587,827
13,502	Lee Enterprises, Inc.	585,987
7,127	Media General, Inc.(Class A)	440,805
11,077	Scholastic Corp. (b)	408,630
29,631	The Reader’s Digest Association, Inc. (Class A)	512,913
2,055	The Washington Post Co. (Class B)	1,837,170
15,258	Valassis Communications, Inc. (b)	533,420
26,286	Westwood One, Inc. (b)	534,920

		7,351,909

	Metals & Mining—1.0%
18,666	Arch Coal, Inc. (c)	802,825
34,996	Peabody Energy Corp.	1,622,415
13,272	Steel Dynamics, Inc. (c)	457,220
23,787	Worthington Industries, Inc.	458,613

		3,341,073

	Multi-Utilities—2.5%
71,950	Aquila, Inc. (b) (c)	275,569
43,720	Energy East Corp.	1,146,338
18,166	Equitable Resources, Inc.	1,043,455
35,203	MDU Resources Group, Inc.	972,307
23,279	National Fuel Gas Co. (c)	665,547
31,011	ONEOK, Inc.	955,759
25,207	Questar Corp.	1,493,515
33,602	SCANA Corp.	1,284,268
22,642	Vectren Corp.	603,183

		8,439,941

	Multiline Retail—1.0%
17,582	99 Cents Only Stores (b) (c)	231,555
33,611	Dollar Tree Stores, Inc. (b)	965,644
14,566	Neiman Marcus Group, Inc. (Class A) (c)	1,332,935
41,583	Saks, Inc. (b) (c)	750,573

		3,280,707

	Office Electronics—0.3%
21,391	Zebra Technologies Corp. (Class A) (b)	1,015,859

	Oil & Gas—3.2%
16,411	Forest Oil Corp. (b)	664,646
26,013	Murphy Oil Corp.	2,568,263
18,780	Newfield Exploration Co. (b)	1,394,603
17,572	Noble Energy, Inc. (c)	1,195,247
10,329	Overseas Shipholding Group, Inc.	649,797
43,102	Pioneer Natural Resources Co. (c)	1,841,317
22,945	Plains Exploration & Production Co. (b)	800,781
18,928	Pogo Producing Co.	932,015
19,207	Western Gas Resources, Inc. (c)	661,681

		10,708,350

See accompanying notes to schedule of investments.

MSF-91

Metropolitan Series Fund, Inc.

MetLife Mid Cap Stock Index Portfolio

Schedule of Investments as of March 31, 2005 (Unaudited)

Common Stocks—(Continued)

Shares		Value

	Paper & Forest Products—0.3%
16,561	Bowater, Inc.	$623,853
11,103	Glatfelter	163,769
8,617	Potlatch Corp. (c)	405,602

		1,193,224

	Pharmaceuticals—1.7%
27,488	Barr Pharmaceuticals, Inc. (b)	1,342,239
65,662	IVAX Corp. (b)	1,298,138
10,082	Par Pharmaceutical Resources., Inc. (b) (c)	337,142
26,436	Perrigo Co.	506,250
31,274	Sepracor, Inc. (b)	1,795,440
27,208	Valeant Pharmaceuticals International, Inc. (c)	612,724

		5,891,933

	Real Estate—2.5%
24,977	AMB Property Corp. (REIT)	944,131
32,086	Developers Diversified Realty Corp. (REIT)	1,275,418
15,986	Highwoods Properties, Inc. (REIT)	428,745
18,800	Hospitality Properties Trust (REIT)	759,144
25,644	Liberty Property Trust (REIT)	1,001,398
16,823	Mack-Cali Realty Corp. (REIT)	712,454
30,655	New Plan Excel Realty Trust (REIT)	769,747
14,937	Rayonier, Inc. (REIT) (c)	739,830
40,778	United Dominion Realty Trust, Inc. (REIT)	851,037
25,142	Weingarten Realty Investors (REIT)	867,650

		8,349,554

	Road & Rail—1.0%
15,378	CNF, Inc.	719,536
20,483	J.B. Hunt Transport Services, Inc.	896,541
18,456	Swift Transportation Co., Inc. (b) (c)	408,616
18,855	Werner Enterprises, Inc. (c)	366,353
14,458	Yellow Roadway Corp. (b)	846,371

		3,237,417

	Semiconductor & Semiconductor Equipment—2.8%
133,535	Atmel Corp. (b)	393,928
7,356	Cabot Microelectronics Corp. (b) (c)	230,831
27,206	Credence Systems Corp. (b) (c)	215,199
22,773	Cree, Inc. (b) (c)	495,313
38,239	Cypress Semiconductor Corp. (b) (c)	481,811
35,623	Fairchild Semiconductor International, Inc. (Class A) (b)	546,101
20,908	Integrated Circuit Systems, Inc. (b) (c)	399,761
31,288	Integrated Device Technology, Inc. (b)	376,395
20,144	International Rectifier Corp. (b)	916,552
44,795	Intersil Corp. (Class A)	775,849
41,562	Lam Research Corp. (b)	1,199,479
33,754	Lattice Semiconductor Corp. (b) (c)	181,259
18,203	LTX Corp. (b) (c)	80,821
23,586	Micrel, Inc. (b) (c)	217,463
61,677	Microchip Technology, Inc.	1,604,219
55,807	RF Micro Devices, Inc. (b) (c)	291,313
22,040	Semtech Corp. (b)	393,855

Shares		Value

	Semiconductor & Semiconductor Equipment—(Continued)
13,474	Silicon Laboratories, Inc. (b) (c)	$400,313
40,932	TriQuint Semiconductor, Inc. (b) (c)	138,350

		9,338,812

	Software—2.6%
56,473	Activision, Inc. (b)	835,805
8,441	Advent Software, Inc. (b) (c)	153,457
17,484	Ascential Software Corp. (b) (c)	323,979
80,452	Cadence Design Systems, Inc. (b)	1,202,757
20,030	Fair Isaac Corp. (c)	689,833
24,145	Jack Henry & Associates, Inc.	434,369
21,903	Macromedia, Inc. (b)	733,751
14,799	Macrovision Corp. (b) (c)	337,269
47,673	McAfee, Inc. (b)	1,075,503
22,716	Mentor Graphics Corp. (b) (c)	311,209
20,696	RSA Security, Inc. (b)	328,032
28,307	Sybase, Inc. (b)	522,547
43,190	Synopsys, Inc. (b)	781,739
17,302	The Reynolds & Reynolds Co. (Class A)	468,192
10,644	Transaction Systems Architects, Inc. (Class A) (b)	246,409
23,206	Wind River Systems, Inc. (b) (c)	349,946

		8,794,797

	Specialty Retail—5.9%
25,936	Abercrombie & Fitch Co. (Class A)	1,484,577
21,883	Advance Auto Parts, Inc. (b)	1,103,997
16,567	Aeropostale, Inc. (b)	542,569
39,486	American Eagle Outfitters, Inc.	1,166,811
21,000	AnnTaylor Stores Corp. (b)	537,390
18,878	Barnes & Noble, Inc. (b)	651,102
22,344	Borders Group, Inc.	594,797
31,017	CarMax, Inc. (b)	977,036
53,150	Chico’s FAS, Inc. (b)	1,502,019
29,454	Claire’s Stores, Inc.	678,620
46,399	Foot Locker, Inc.	1,359,491
40,111	Michaels Stores, Inc.	1,456,029
15,669	O’Reilly Automotive, Inc. (b) (c)	776,086
22,093	Pacific Sunwear of California, Inc. (b)	618,162
20,264	Payless Shoesource, Inc. (b) (c)	319,969
43,417	PETsMART, Inc.	1,248,239
25,698	Pier 1 Imports, Inc. (c)	468,475
13,308	Regis Corp.	544,696
20,866	Rent-A-Center, Inc. (b)	569,850
43,684	Ross Stores, Inc.	1,272,952
19,363	Urban Outfitters, Inc. (b)	928,843
34,838	Williams-Sonoma, Inc. (b)	1,280,297

		20,082,007

	Textiles, Apparel & Luxury Goods—0.2%
9,218	The Timberland Co. (Class A) (b)	653,833

	Thrifts & Mortgage Finance—2.1%
30,565	Astoria Financial Corp.	773,295
23,377	Independence Community Bank Corp.	911,703
18,500	IndyMac Bancorp, Inc.	629,000

See accompanying notes to schedule of investments.

MSF-92

Metropolitan Series Fund, Inc.

MetLife Mid Cap Stock Index Portfolio

Schedule of Investments as of March 31, 2005 (Unaudited)

Common Stocks—(Continued)	Short Term Investments—5.0%

Shares		Value

	Thrifts & Mortgage Finance—(Continued)
72,596	New York Community Bancorp, Inc. (c)	$1,318,343
26,322	Radian Group, Inc.	1,256,612
27,996	The PMI Group, Inc.	1,064,128
25,782	Washington Federal, Inc.	600,978
16,002	Webster Financial Corp.	726,651

		7,280,710

	Tobacco—0.1%
7,625	Universal Corp.	348,996

	Trading Companies & Distributors—0.5%
20,323	Fastenal Co. (c)	1,124,065
21,544	United Rentals, Inc. (b) (c)	435,404

		1,559,469

	Water Utilities—0.2%
27,752	Aqua America, Inc. (c)	676,039

	Wireless Telecommunication Services—0.4%
16,251	Telephone & Data Systems, Inc.	1,326,082

	Total Common Stocks (Identified Cost $269,878,170)	322,439,653

Face Amount		Value

	Discount Notes—5.0%
$2,975,000	Federal Home Loan Bank 2.400%, 04/01/05	$2,975,000
4,025,000	Federal National Mortgage Association 2.859%, 06/13/05	4,002,147
3,000,000	Federal National Mortgage Association 2.890%, 06/13/05	2,982,602
7,000,000	Federal National Mortgage Association 2.892%, 06/13/05	6,959,404

		16,919,153

	Total Short Term Investments (Identified Cost $16,919,152)	16,919,153

	Total Investments—100.4% (Identified Cost $286,797,322) (a)	339,358,806
	Other assets less liabilities	(1,401,776)

	Total Net Assets—100%	$337,957,030

Futures Contracts
Futures Contracts Long	Expiration Date	Number of Contracts	Contract Amount	Valuation as of 03/31/05	Unrealized Depreciation
S&P 400 MidCap Futures	06/16/05	47	$15,825,585	$15,547,600	$(277,985)

See accompanying notes to schedule of investments.

MSF-93

Metropolitan Series Fund, Inc.

Neuberger Berman Partners Mid Cap Value Portfolio

Schedule of Investments as of March 31, 2005 (Unaudited)

Common Stocks—98.3% of Total Net Assets

Shares		Value

	Auto Components—6.7%
258,300	BorgWarner, Inc.	$12,574,044
195,500	Johnson Controls, Inc.	10,901,080
298,600	Lear Corp.	13,245,896

		36,721,020

	Beverages—1.0%
104,700	Constellation Brands, Inc. (Class A) (b)	5,535,489

	Building Products—1.1%
180,200	Masco Corp.	6,247,534

	Capital Markets—3.6%
128,800	The Bear Stearns Cos., Inc.	12,867,120
362,300	Waddell & Reed Financial, Inc. (Class A)	7,151,802

		20,018,922

	Commercial Banks—7.7%
373,800	Commerce Bancorp, Inc.	12,137,286
314,000	First Horizon National Corp.	12,808,060
473,540	North Fork Bancorp, Inc.	13,136,000
149,500	TCF Financial Corp.	4,058,925

		42,140,271

	Commercial Services & Supplies—2.2%
277,800	Manpower, Inc.	12,089,856

	Computers & Peripherals—2.9%
1,256,800	Western Digital Corp. (b)	16,024,200

	Diversified Financial Services—2.4%
347,300	CIT Group, Inc.	13,197,400

	Food Products—1.4%
242,600	Fresh del Monte Produce, Inc.	7,404,152

	Health Care Providers & Services—10.3%
250,000	Coventry Health Care, Inc. (b)	17,035,000
203,800	Health Management Associates, Inc. (Class A)	5,335,484
418,500	Omnicare, Inc.	14,835,825
109,700	Triad Hospitals, Inc. (b)	5,495,970
68,300	WellChoice, Inc. (b)	3,641,073
79,800	WellPoint, Inc. (b)	10,002,930

		56,346,282

	Hotels, Restaurants & Leisure—2.7%
176,700	Darden Restaurants, Inc.	5,421,156
383,100	Ruby Tuesday, Inc.	9,305,499

		14,726,655

	Household Durables—5.3%
92,500	Mohawk Industries, Inc. (b)	7,797,750
93,500	The Black & Decker Corp.	7,385,565
204,200	Whirlpool Corp.	13,830,466

		29,013,781

Shares		Value

	Insurance—9.1%
158,900	Ambac Financial Group, Inc.	$11,877,775
200,700	Arch Capital Group, Ltd. (b)	8,036,028
121,000	Endurance Specialty Holdings, Ltd.	4,578,640
55,300	Jefferson-Pilot Corp.	2,712,465
170,800	PartnerRe, Ltd.	11,033,680
251,700	RenaissanceRe Holdings, Ltd.	11,754,390

		49,992,978

	Machinery—5.5%
223,100	Briggs & Stratton Corp.	8,123,071
109,500	Ingersoll-Rand Co., Ltd. (Class A)	8,721,675
311,500	SPX Corp.	13,481,720

		30,326,466

	Multiline Retail—1.9%
367,000	Dollar Tree Stores, Inc. (b)	10,543,910

	Oil & Gas—5.1%
109,600	Sunoco, Inc.	11,345,792
505,008	XTO Energy, Inc.	16,584,463

		27,930,255

	Personal Products—1.8%
402,900	NBTY, Inc. (b)	10,108,761

	Software—2.2%
454,300	Computer Associates International, Inc.	12,311,530

	Specialty Retail—11.0%
206,300	Advance Auto Parts, Inc. (b)	10,407,835
164,500	AutoNation, Inc. (b)	3,115,630
161,600	AutoZone, Inc. (b)	13,849,120
378,800	Foot Locker, Inc.	11,098,840
680,000	Pier 1 Imports, Inc.	12,396,400
346,269	Rent-A-Center, Inc. (b)	9,456,606

		60,324,431

	Textiles, Apparel & Luxury Goods—6.1%
216,700	Liz Claiborne, Inc.	8,696,171
259,600	Reebok International, Ltd.	11,500,280
36,000	The Timberland Co. (Class A) (b)	2,553,480
183,200	VF Corp.	10,834,448

		33,584,379

	Thrifts & Mortgage Finance—8.3%
324,700	Astoria Financial Corp.	8,214,910
365,200	IndyMac Bancorp, Inc.	12,416,800
266,500	Radian Group, Inc.	12,722,710
317,800	The PMI Group, Inc.	12,079,578

		45,433,998

	Total Common Stocks (Identified Cost $472,558,145)	540,022,270

See accompanying notes to schedule of investments.

MSF-94

Metropolitan Series Fund, Inc.

Neuberger Berman Partners Mid Cap Value Portfolio

Schedule of Investments as of March 31, 2005 (Unaudited)

Short Term Investments—1.7%

Face Amount		Value

	Repurchase Agreement—1.7%
$9,271,000	State Street Corp. Repurchase Agreement dated 03/31/05 at 0.800% to be repurchased at $9,271,206 on 04/01/05, collateralized by $9,271,000 U.S. Treasury Note 5.625% due 05/15/08 with a value of $9,550,781	$9,271,000

	Total Short Term Investments (Identified Cost $9,271,000)	9,271,000

	Total Investments—100.0% (Identified Cost $481,829,145) (a)	549,293,270
	Other assets less liabilities	(272,218)

	Total Net Assets—100%	$549,021,052

See accompanying notes to schedule of investments.

MSF-95

Metropolitan Series Fund, Inc.

Franklin Templeton Small Cap Growth Portfolio

Schedule of Investments as of March 31, 2005 (Unaudited)

Common Stocks—97.1% of Total Net Assets

Shares		Value

	Aerospace & Defense—0.5%
40,700	Orbital Sciences Corp. (b)	$393,976

	Air Freight & Logistics—2.1%
29,400	Forward Air Corp.	1,251,852
16,600	Overnite Corp.	531,034

		1,782,886

	Airlines—0.4%
29,200	Republic Airways Holdings, Inc.	365,000

	Automobiles—0.6%
17,100	Winnebago Industries, Inc.	540,360

	Biotechnology—2.3%
22,400	Digene Corp. (b)	464,800
20,900	Serologicals Corp. (b)	510,796
35,900	Telik, Inc. (b)	541,372
28,800	Vicuron Pharmaceuticals, Inc. (b)	453,888

		1,970,856

	Capital Markets—1.0%
10,100	GFI Group, Inc. (b)	270,983
14,700	National Financial Partners Corp.	585,060

		856,043

	Chemicals—4.7%
27,800	Cabot Corp.	929,354
23,400	FMC Corp. (b)	1,250,730
16,100	Minerals Technologies, Inc.	1,059,058
22,900	Westlake Chemical Corp.	740,815

		3,979,957

	Commercial Banks—3.6%
17,000	East West Bancorp, Inc.	627,640
27,200	First State Bancorp	461,720
28,500	Greater Bay Bancorp	695,685
9,800	UCBH Holdings, Inc.	391,020
24,600	Umpqua Holdings Corp.	574,410
7,000	WestAmerica Bancorp	362,390

		3,112,865

	Commercial Services & Supplies—3.2%
21,900	Advance America Cash Advance Centers, Inc.	339,012
24,700	CDI Corp.	546,611
18,200	Jackson Hewitt Tax Service, Inc.	380,744
21,000	LECG Corp. (b)	411,600
29,100	NCO Group, Inc. (b)	568,905
35,000	PRG-Shultz International, Inc. (b)	175,350
8,750	Waste Connections, Inc. (b)	304,062

		2,726,284

Shares		Value

	Communications Equipment—2.3%
29,500	Avocent Corp. (b)	$756,970
30,600	Essex Corp. (b)	499,698
35,700	ViaSat, Inc. (b)	667,233

		1,923,901

	Construction Materials—0.8%
20,600	Headwaters, Inc. (b)	676,092

	Diversified Financial Services—1.3%
23,100	Ares Capital Corp.	378,840
20,700	Financial Federal Corp.	732,159

		1,110,999

	Electrical Equipment—0.7%
11,900	AMETEK, Inc.	478,975
20,700	GrafTech International, Ltd. (b)	117,783

		596,758

	Electronic Equipment & Instruments—5.8%
22,600	Coherent, Inc. (b)	762,976
37,400	Electro Scientific Industries, Inc. (b)	725,186
26,100	FLIR Systems, Inc. (b)	790,830
9,500	LaserCard Corp.	47,310
12,100	Mettler-Toledo International, Inc. (b)	574,750
30,900	National Instruments Corp.	835,845
5,600	Photon Dynamics, Inc. (b)	106,736
15,200	Tektronix, Inc.	372,856
21,850	Trimble Navigation, Ltd. (b)	738,748

		4,955,237

	Energy Equipment & Services—3.9%
37,300	Cal Dive International, Inc. (b)	1,689,690
29,200	FMC Technologies, Inc. (b)	968,856
37,500	Superior Energy Services, Inc. (b)	645,000

		3,303,546

	Health Care Equipment & Supplies—4.7%
46,000	American Medical Systems Holdings, Inc. (b)	790,280
34,866	Merit Medical Systems, Inc. (b)	418,043
18,100	Molecular Devices Corp. (b)	343,900
31,100	STERIS Corp. (b)	785,275
13,500	Symmetry Medical, Inc. (b)	256,770
20,900	Varian, Inc. (b)	791,901
33,200	Wilson Greatbatch Technologies, Inc. (b)	605,568

		3,991,737

	Health Care Providers & Services—9.6%
13,700	Centene Corp. (b)	410,863
11,400	IDX Systems Corp. (b)	395,922
17,800	LabOne, Inc. (b)	613,744
13,200	Maximus, Inc.	442,068
11,900	Molina Healthcare, Inc. (b)	548,471
26,300	Parexel International Corp. (b)	618,050

See accompanying notes to schedule of investments.

MSF-96

Metropolitan Series Fund, Inc.

Franklin Templeton Small Cap Growth Portfolio

Schedule of Investments as of March 31, 2005 (Unaudited)

Common Stocks—(Continued)

Shares		Value

	Health Care Providers & Services—(Continued)
15,700	Pharmaceutical Product Development, Inc. (b)	$760,665
14,400	Psychiatric Solutions, Inc. (b)	662,400
22,800	RehabCare Group, Inc. (b)	654,588
17,700	Sierra Health Services, Inc. (b)	1,129,968
18,200	Symbion, Inc. (b)	388,934
17,100	United Surgical Partners International, Inc. (b)	782,667
41,000	VCA Antech, Inc. (b)	829,430

		8,237,770

	Hotels, Restaurants & Leisure—5.1%
18,500	BJ’s Restaurants, Inc. (b)	358,715
13,300	Four Seasons Hotels, Inc.	940,310
61,700	La Quinta Corp. (b)	524,450
10,700	Orient Express Hotels, Ltd.	279,270
13,200	Panera Bread Co. (b)	746,196
42,800	Penn National Gaming, Inc. (b)	1,257,464
5,100	Red Robin Gourmet Burgers, Inc. (b)	259,641

		4,366,046

	IT Services—2.6%
72,900	BearingPoint, Inc. (b)	639,333
24,000	Global Payments, Inc.	1,547,760

		2,187,093

	Insurance—1.2%
10,700	Aspen Insurance Holdings, Ltd.	269,747
14,700	EMC Insurance Group, Inc.	280,182
13,200	IPC Holdings, Ltd.	518,496

		1,068,425

	Internet Software & Services—2.5%
17,900	Ask Jeeves, Inc. (b)	502,632
10,700	F5 Networks, Inc. (b)	540,243
20,400	Marchex, Inc.	380,256
29,300	RightNow Technologies, Inc. (b)	359,218
18,900	Sapient Corp. (b)	138,821
21,400	ValueClick, Inc. (b)	227,054

		2,148,224

	Machinery—4.4%
10,600	Briggs & Stratton Corp.	385,946
9,100	CUNO, Inc. (b)	467,649
41,200	Flowserve Corp. (b)	1,065,844
5,400	Oshkosh Truck Corp.	442,746
10,300	Reliance Steel & Aluminum Co.	412,103
12,100	The Manitowoc Co., Inc.	488,719
21,800	Wabash National Corp.	531,920

		3,794,927

	Media—1.0%
53,600	Entravision Communications Corp. (Class A) (b)	475,432
6,100	Radio One, Inc. (Class D) (b)	89,975
9,000	Scholastic Corp. (b)	332,010

		897,417

Shares		Value

	Metals & Mining—0.4%
11,500	Alpha Natural Resources, Inc. (b)	$329,705

	Multiline Retail—1.5%
25,100	Fred’s, Inc.	430,967
28,200	Tuesday Morning Corp. (b)	814,134

		1,245,101

	Oil & Gas—1.9%
7,300	Bill Barrett Corp. (b)	211,043
14,000	Denbury Resources, Inc. (b)	493,220
26,100	Spinnaker Exploration Co. (b)	927,333

		1,631,596

	Pharmaceuticals—5.5%
7,500	Andrx Corp. (b)	170,025
27,200	Angiotech Pharmaceuticals, Inc. (b)	417,520
19,000	Eyetech Pharmaceuticals, Inc. (b)	522,500
41,500	Impax Laboratories, Inc. (b)	664,000
11,100	Medicis Pharmaceutical Corp. (Class A)	332,778
8,700	Pharmion Corp. (b)	252,300
24,100	Prestige Brands Holdings, Inc.	425,365
27,700	Salix Pharmaceuticals, Ltd.	456,773
15,760	Taro Pharmaceutical Industries, Ltd. (b)	497,386
20,100	The Medicines Co. (b)	455,466
41,200	Trimeris, Inc. (b)	463,912

		4,658,025

	Real Estate—1.6%
19,300	Innkeepers USA Trust (REIT)	249,163
19,800	Jones Lang LaSalle, Inc. (b)	923,670
28,200	MeriStar Hospitality Corp. (REIT)	197,400

		1,370,233

	Road & Rail—1.9%
30,550	Knight Transportation, Inc.	753,669
26,400	Landstar System, Inc. (b)	864,600

		1,618,269

	Semiconductor & Semiconductor Equipment—7.3%
40,500	Actel Corp. (b)	622,890
21,600	Cabot Microelectronics Corp. (b)	677,808
47,600	Exar Corp. (b)	637,840
37,900	Integrated Circuit Systems, Inc. (b)	724,648
74,900	Microtune, Inc. (b)	322,819
9,300	Power Integrations, Inc. (b)	194,277
58,000	Semtech Corp. (b)	1,036,460
19,600	Silicon Laboratories, Inc. (b)	582,316
32,200	Varian Semiconductor Equipment, Inc. (b)	1,223,922
33,200	ZiLOG, Inc. (b)	170,980

		6,193,960

	Software—7.9%
27,100	Altiris, Inc. (b)	646,335
1,500	Borland Software Corp. (b)	12,180

See accompanying notes to schedule of investments.

MSF-97

Metropolitan Series Fund, Inc.

Franklin Templeton Small Cap Growth Portfolio

Schedule of Investments as of March 31, 2005 (Unaudited)

Common Stocks—(Continued)	Short Term Investments—1.9%

Shares		Value

	Software—(Continued)
25,000	Catapult Communications Corp. (b)	$533,750
74,000	Entrust, Inc. (b)	277,500
32,700	Filenet Corp. (b)	744,906
13,800	Hyperion Solutions Corp. (b)	608,718
23,600	Jack Henry & Associates, Inc.	424,564
36,700	Macromedia, Inc. (b)	1,229,450
47,400	NETIQ Corp. (b)	541,782
48,600	Quest Software, Inc. (b)	672,624
22,300	RSA Security, Inc. (b)	353,455
24,300	THQ, Inc. (b)	683,802
5,000	Verity, Inc. (b)	47,250

		6,776,316

	Specialty Retail—3.7%
21,600	Cost Plus, Inc. (b)	580,608
34,400	Hot Topic, Inc. (b)	751,640
15,200	Regis Corp.	622,136
15,400	The Finish Line, Inc. (Class A)	356,510
19,300	Tractor Supply Co. (b)	842,445

		3,153,339

	Thrifts & Mortgage Finance—0.2%
12,100	Franklin Bank Corp. (b)	208,725

	Wireless Telecommunication Services—0.9%
13,800	JAMDAT Mobile, Inc. (b)	237,912
9,700	NII Holdings, Inc. (Class B) (b)	557,750

		795,662

	Total Common Stocks (Identified Cost $73,991,575)	82,967,330

Face Amount		Value

	Discount Notes—1.9%
$1,605,000	Federal Home Loan Bank 2.550%, 04/01/05	$1,605,000

	Total Short Term Investments (Identified Cost $1,605,000)	1,605,000

	Total Investments—99.0% (Identified Cost $75,596,575) (a)	84,572,330
	Other assets less liabilities	822,132

	Total Net Assets—100%	$85,394,462

See accompanying notes to schedule of investments.

MSF-98

Metropolitan Series Fund, Inc.

Loomis Sayles Small Cap Portfolio

Schedule of Investments as of March 31, 2005 (Unaudited)

Common Stocks—97.2% of Total Net Assets

Shares		Value

	Aerospace & Defense—0.7%
49,762	Moog, Inc. (b)	$2,249,242
31,600	The Allied Defense Group, Inc. (b)	773,884

		3,023,126

	Air Freight & Logistics—0.6%
36,750	Hub Group, Inc. (Class A) (b)	2,303,123

	Auto Components—1.0%
75,125	ArvinMeritor, Inc.	1,162,184
64,150	Commercial Vehicle Group, Inc. (b) (c)	1,283,000
93,850	Cooper Tire & Rubber Co. (c)	1,723,086

		4,168,270

	Automobiles—0.1%
33,650	Monaco Coach Corp. (b) (c)	543,448

	Building Products—1.8%
17,575	Eagle Materials, Inc. (c)	1,422,520
18,225	ElkCorp	700,934
105,600	Lennox International, Inc. (c)	2,314,752
48,950	Simpson Manufacturing, Inc.	1,512,555
30,250	Trex Co., Inc. (b) (c)	1,343,402

		7,294,163

	Capital Markets—1.1%
24,875	Affiliated Managers Group, Inc. (b) (c)	1,542,996
47,250	GFI Group, Inc. (b)	1,267,718
43,175	National Financial Partners Corp.	1,718,365

		4,529,079

	Chemicals—2.4%
39,375	Cabot Corp.	1,316,306
47,350	Cytec Industries, Inc.	2,568,737
15,400	FMC Corp. (b)	823,130
23,050	Great Lakes Chemical Corp.	740,366
67,175	Spartech Corp.	1,333,424
21,350	The Scotts Miracle-Gro Co. (Class A) (b)	1,499,411
95,250	UAP Holdings Corp. (b)	1,533,525

		9,814,899

	Commercial Banks—6.1%
18,275	Alabama National Bancorp	1,131,040
25,700	Community Bancorp (b) (c)	647,383
91,831	CVB Financial Corp.	1,665,814
110,850	East West Bancorp, Inc.	4,092,582
48,850	First Midwest Bancorp, Inc.	1,586,648
91,575	Hanmi Financial Corp.	1,515,566
24,300	IBERIABANK Corp.	1,367,118
71,537	Independent Bank Corp.	2,058,120
59,039	Oriental Financial Group, Inc. (c)	1,382,693
34,100	Pennsylvania Commerce Bancorp, Inc. (b)	1,023,000
43,650	PrivateBancorp, Inc. (c)	1,371,047
64,000	Signature Bank (b) (c)	1,696,640
54,312	Texas Regional Bancshares, Inc.	1,635,334

Shares		Value

	Commercial Banks—(Continued)
59,875	The South Financial Group, Inc. (c)	$1,828,583
37,925	Wintrust Financial Corp.	1,785,888

		24,787,456

	Commercial Services & Supplies—6.7%
70,800	Adesa, Inc.	1,653,888
38,225	Bright Horizons Family Solutions, Inc. (b)	1,289,712
45,375	Charles River Associates, Inc. (b) (c)	2,239,256
117,200	DiamondCluster International, Inc. (b)	1,886,920
186,000	Hudson Highland Group, Inc. (b) (c)	3,178,740
40,750	Laureate Education, Inc. (b)	1,743,692
74,300	McGrath Rentcorp	1,737,134
45,800	Mobile Mini, Inc. (b)	1,850,778
39,025	Nalco Holding Co. (b)	734,841
69,100	Navigant Consulting, Inc. (b)	1,881,593
26,675	The Corporate Executive Board Co.	1,705,866
48,100	Universal Technical Institute, Inc. (b)	1,770,080
27,050	Vertrue, Inc. (b) (c)	958,652
43,699	Waste Connections, Inc. (b)	1,518,540
86,647	WCA Waste Corp. (b)	849,141
123,500	Wright Express Corp. (b)	2,111,850

		27,110,683

	Communications Equipment—1.7%
69,225	ADTRAN, Inc.	1,221,129
50,875	Anaren, Inc. (b)	617,114
41,625	Avocent Corp. (b)	1,068,097
22,650	Comtech Telecommunications Corp. (b) (c)	1,180,065
113,925	Essex Corp. (b)	1,860,395
79,675	Foundry Networks, Inc. (b) (c)	788,783

		6,735,583

	Computers & Peripherals—0.4%
51,450	Imation Corp.	1,787,888

	Construction & Engineering—0.9%
83,300	Insituform Technologies, Inc. (b)	1,208,683
51,775	Washington Group International, Inc. (b) (c)	2,329,357

		3,538,040

	Construction Materials—0.2%
13,975	Texas Industries, Inc.	751,156

	Diversified Telecommunication Services—0.6%
24,350	Commonwealth Telephone Enterprises, Inc. (b) (c)	1,147,859
60,900	Iowa Telecommunications Services, Inc. (c)	1,187,550

		2,335,409

	Electric Utilities—0.8%
23,600	ALLETE, Inc.	987,660
66,900	NorthWestern Energy (b)	1,764,153
21,625	Otter Tail Corp.	541,490

		3,293,303

See accompanying notes to schedule of investments.

MSF-99

Metropolitan Series Fund, Inc.

Loomis Sayles Small Cap Portfolio

Schedule of Investments as of March 31, 2005 (Unaudited)

Common Stocks—(Continued)

Shares		Value

	Electrical Equipment—1.4%
77,700	AMETEK, Inc.	$3,127,425
156,075	Artesyn Technologies, Inc. (b)	1,359,413
87,600	General Cable Corp. (b) (c)	1,057,332

		5,544,170

	Electronic Equipment & Instruments—1.3%
33,600	American Science & Engineering, Inc. (b) (c)	1,502,256
37,975	Anixter International, Inc. (b)	1,372,796
225	Daktronics, Inc. (b)	4,871
25,450	Excel Technology, Inc. (b)	625,561
36,875	Global Imaging Systems, Inc. (b)	1,307,588
7,275	Rogers Corp. (b)	291,000

		5,104,072

	Energy Equipment & Services—4.0%
31,725	Atwood Oceanics, Inc. (b)	2,110,982
72,925	Cal Dive International, Inc. (b)	3,303,502
18,175	CARBO Ceramics, Inc.	1,274,976
16,450	Energen Corp.	1,095,570
52,525	FMC Technologies, Inc. (b)	1,742,780
41,325	Hydril (b) (c)	2,413,793
29,200	Maverick Tube Corp. (b)	949,292
27,925	Unit Corp. (b)	1,261,372
84,650	W-H Energy Services, Inc. (b)	2,025,675

		16,177,942

	Food & Staples Retailing—1.2%
47,600	BJ’s Wholesale Club, Inc. (b)	1,478,456
36,600	Performance Food Group Co. (b)	1,013,088
58,700	Smart & Final, Inc. (b) (c)	713,792
55,650	United Natural Foods, Inc. (b)	1,593,259

		4,798,595

	Food Products—0.8%
13,275	J & J Snack Foods Corp.	621,668
54,250	Ralcorp Holdings, Inc. (b)	2,568,738

		3,190,406

	Gas Utilities—0.9%
66,125	AGL Resources, Inc.	2,309,746
54,878	Southern Union Co. (b)	1,377,987

		3,687,733

	Health Care Equipment & Supplies—3.7%
63,850	American Medical Systems Holdings, Inc. (b)	1,096,943
34,375	Arrow International, Inc.	1,180,781
57,975	ArthroCare Corp. (b) (c)	1,652,288
153,325	HealthTronics, Inc. (b)	1,649,777
57,350	Immucor, Inc. (b)	1,731,397
42,000	Intuitive Surgical, Inc. (b)	1,909,740
44,325	Palomar Medical Technologies, Inc. (b) (c)	1,195,445
46,800	Sybron Dental Specialties, Inc. (b)	1,680,120

Shares		Value

	Health Care Equipment & Supplies—(Continued)
30,625	Varian, Inc. (b)	$1,160,381
49,575	Ventana Medical Systems, Inc. (b) (c)	1,857,079

		15,113,951

	Health Care Providers & Services—6.2%
26,675	Chemed Corp.	2,040,104
27,100	Kindred Healthcare, Inc. (b) (c)	951,210
95,350	LCA-Vision, Inc.	3,175,155
38,175	LifePoint Hospitals, Inc. (b) (c)	1,673,592
44,849	Matria Healthcare, Inc. (b) (c)	1,377,313
27,100	Molina Healthcare, Inc. (b)	1,249,039
202,675	NovaMed, Inc. (b)	1,165,381
42,850	Psychiatric Solutions, Inc. (b) (c)	1,971,100
81,125	Radiation Therapy Services, Inc. (b)	1,539,753
34,225	Sierra Health Services, Inc. (b) (c)	2,184,924
98,800	Symbion, Inc. (b) (c)	2,111,356
42,625	The Advisory Board Co. (b)	1,862,712
43,475	United Surgical Partners International, Inc. (b) (c)	1,989,851
72,875	Ventiv Health, Inc. (b) (c)	1,676,125

		24,967,615

	Hotels, Restaurants & Leisure—4.8%
58,600	Applebee’s International, Inc.	1,615,016
44,525	Buffalo Wild Wings, Inc. (b) (c)	1,684,381
34,425	CBRL Group, Inc. (c)	1,421,752
238,600	Cosi, Inc. (b) (c)	1,622,480
65,604	Dover Downs Gaming & Entertainment, Inc. (c)	816,770
54,500	Fairmont Hotels & Resorts, Inc. (c)	1,806,130
35,500	Panera Bread Co. (b) (c)	2,006,815
105,450	Pinnacle Entertainment, Inc. (b)	1,761,015
86,575	Six Flags, Inc. (b) (c)	356,689
56,075	Sonic Corp. (b)	1,872,905
199,850	Sunterra Corp. (b) (c)	3,013,738
81,900	The Steak N Shake Co. (b)	1,584,765

		19,562,456

	Household Durables—1.3%
42,543	Levitt Corp. (Class A) (b)	1,090,803
26,675	Meritage Homes Corp. (b)	1,571,691
79,400	Tempur-Pedic International, Inc. (b) (c)	1,481,604
44,650	Tupperware Corp.	909,074

		5,053,172

	Household Products—0.5%
47,675	Central Garden & Pet Co. (b)	2,091,026

	IT Services—2.9%
94,575	Aspect Communications Corp. (b)	984,526
33,825	Global Payments, Inc. (c)	2,181,374
113,425	Infocrossing, Inc. (b) (c)	1,796,652
51,875	iPayment Holdings, Inc. (b) (c)	2,189,125
108,800	Niku Corp. (b) (c)	1,963,840
88,350	Perot Systems Corp. (Class A) (b) (c)	1,187,424
48,450	SI International, Inc. (b)	1,338,673

		11,641,614

See accompanying notes to schedule of investments.

MSF-100

Metropolitan Series Fund, Inc.

Loomis Sayles Small Cap Portfolio

Schedule of Investments as of March 31, 2005 (Unaudited)

Common Stocks—(Continued)

Shares		Value

	Insurance—3.6%
25,625	AmerUs Group Co.	$1,210,781
46,087	Delphi Financial Group, Inc. (c)	1,981,741
55,750	Endurance Specialty Holdings, Ltd.	2,109,580
114,375	KMG America Corp. (b)	1,115,156
81,475	Ohio Casualty Corp. (b)	1,872,295
83,300	ProAssurance Corp. (b) (c)	3,290,350
34,575	Protective Life Corp.	1,358,798
40,775	RLI Corp. (c)	1,690,124

		14,628,825

	Internet & Catalog Retail—0.6%
85,688	Coldwater Creek, Inc. (b)	1,583,505
77,650	FTD Group, Inc. (b)	941,118

		2,524,623

	Internet Software & Services—1.6%
232,000	Digitas, Inc. (b)	2,343,200
22,050	F5 Networks, Inc. (b)	1,113,305
113,000	GSI Commerce, Inc. (b) (c)	1,528,890
41,575	j2 Global Communications, Inc. (b) (c)	1,426,438

		6,411,833

	Machinery—4.9%
43,975	Actuant Corp. (b) (c)	1,975,357
41,825	Albany International Corp. (Class A)	1,291,556
69,075	Barnes Group, Inc.	1,876,768
41,575	Bucyrus International, Inc.	1,623,919
50,050	CLARCOR, Inc.	2,600,598
11,800	ESCO Technologies, Inc. (b)	948,130
35,625	Harsco Corp.	2,123,606
57,862	IDEX Corp.	2,334,732
59,537	Joy Global, Inc.	2,087,367
20,300	Oshkosh Truck Corp.	1,664,397
34,100	Reliance Steel & Aluminum Co.	1,364,341

		19,890,771

	Media—3.7%
49,575	ADVO, Inc.	1,856,583
34,650	Catalina Marketing Corp. (c)	897,435
73,525	Harte-Hanks, Inc.	2,026,349
46,600	John Wiley & Sons, Inc.	1,642,650
66,600	R. H. Donnelley Corp. (b)	3,868,794
76,800	Saga Communications, Inc. (b) (c)	1,236,480
49,275	Scholastic Corp. (b)	1,817,755
41,575	Valassis Communications, Inc. (b)	1,453,462

		14,799,508

	Metals & Mining—0.3%
36,325	Commercial Metals Co.	1,231,054

	Multi-Utilities—0.4%
52,625	ONEOK, Inc.	1,621,903

	Multiline Retail—0.2%
28,025	ShopKo Stores, Inc. (b) (c)	622,716

Shares		Value

	Oil & Gas—3.4%
103,825	ATP Oil & Gas Corp. (b)	$2,246,773
58,825	Carrizo Oil & Gas Inc. (b) (c)	999,437
37,275	Denbury Resources, Inc. (b)	1,313,198
155,800	Energy Partners, Ltd. (b) (c)	4,046,126
106,150	Pioneer Drilling Co. (b) (c)	1,461,686
52,100	Range Resources Corp.	1,217,056
25,425	Stone Energy Corp. (b)	1,234,892
31,300	Western Gas Resources, Inc.	1,078,285

		13,597,453

	Pharmaceuticals—2.8%
75,025	Andrx Corp. (b)	1,700,817
103,125	HealthExtras, Inc. (b) (c)	1,717,031
67,200	Idenix Pharmaceuticals, Inc. (b) (c)	1,333,920
94,250	Impax Laboratories, Inc. (b) (c)	1,508,000
45,875	Par Pharmaceutical Resources., Inc. (b) (c)	1,534,060
173,900	Perrigo Co.	3,330,185

		11,124,013

	Real Estate—4.5%
58,275	American Home Mortgage Investment Corp. (REIT)	1,668,996
66,800	CB Richard Ellis Group, Inc. (b)	2,337,332
32,525	CBL & Associates Properties, Inc. (REIT)	2,325,863
59,850	Corporate Office Properties Trust (REIT)	1,584,828
155,125	Eagle Hospitality Properties Trust, Inc. (REIT) (b)	1,391,471
75,600	First Potomac Realty Trust (REIT)	1,727,460
78,025	Highland Hospitality Corp. (REIT)	807,559
36,325	Jones Lang LaSalle, Inc. (b)	1,694,561
61,175	LaSalle Hotel Properties (REIT)	1,777,134
64,400	Newcastle Investment Corp. (REIT)	1,906,240
29,300	Ramco-Gershenson Property Trust (REIT) (c)	795,495

		18,016,939

	Road & Rail—1.8%
65,500	Genesee & Wyoming, Inc. (b)	1,697,105
104,275	Laidlaw International, Inc. (b)	2,168,920
35,300	Landstar System, Inc. (b)	1,156,075
42,375	Marten Transport, Ltd. (b)	903,859
36,912	Old Dominion Freight Line, Inc. (b)	1,149,809
10,475	Universal Truckload Services, Inc. (b)	221,022

		7,296,790

	Semiconductor & Semiconductor Equipment—3.1%
108,850	AMIS Holdings, Inc. (b)	1,228,916
78,550	ATMI, Inc. (b) (c)	1,966,892
39,500	Cymer, Inc. (b)	1,057,415
3,950	Diodes, Inc. (b) (c)	107,164
63,925	DSP Group, Inc. (b)	1,646,708
72,050	FormFactor, Inc. (b) (c)	1,631,212
184,850	Microsemi Corp. (b)	3,011,206
41,800	Tessera Technologies, Inc. (b)	1,807,014

		12,456,527

See accompanying notes to schedule of investments.

MSF-101

Metropolitan Series Fund, Inc.

Loomis Sayles Small Cap Portfolio

Schedule of Investments as of March 31, 2005 (Unaudited)

Common Stocks—(Continued)	Short Term Investments—3.0%

Shares		Value

	Software—3.6%
59,875	Borland Software Corp. (b)	$486,185
163,825	Bottomline Technologies, Inc. (b)	2,137,916
45,800	Cryptologic, Inc.	1,418,884
122,025	Epicor Software Corp. (b) (c)	1,598,527
60,300	Hyperion Solutions Corp. (b)	2,659,833
50,400	Macromedia, Inc. (b)	1,688,400
27,250	MRO Software, Inc. (b)	382,318
43,775	Progress Software Corp. (b)	1,147,781
29,300	SafeNet, Inc. (b)	858,783
90,525	SS&C Technologies, Inc.	2,063,970

		14,442,597

	Specialty Retail—3.4%
27,750	Cost Plus, Inc. (b)	745,920
29,825	Guitar Center, Inc. (b)	1,635,305
42,550	Hot Topic, Inc. (b) (c)	929,718
37,925	Party City Corp. (b) (c)	555,222
47,050	PETCO Animal Supplies, Inc. (b)	1,731,910
70,500	Pier 1 Imports, Inc.	1,285,215
42,275	Rush Enterprises, Inc. (b)	662,872
44,950	The Children’s Place Retail Stores, Inc. (b)	2,146,362
46,125	The Men’s Wearhouse, Inc. (b)	1,946,936
94,000	West Marine, Inc. (b) (c)	1,998,440

		13,637,900

	Textiles, Apparel & Luxury Goods—0.6%
41,800	Carter’s, Inc. (b)	1,661,550
28,800	Fossil, Inc. (b)	746,640

		2,408,190

	Thrifts & Mortgage Finance—1.8%
98,050	BankAtlantic Bancorp, Inc. (Class A)	1,706,070
68,250	BankUnited Financial Corp. (b) (c)	1,833,195
41,550	Independence Community Bank Corp.	1,620,450
164,450	Provident Bancorp, Inc.	2,012,868

		7,172,583

	Trading Companies & Distributors—1.8%
63,000	Aviall, Inc. (b)	1,764,000
112,075	BlueLinx Holdings, Inc. (b) (c)	1,514,133
51,250	Hughes Supply, Inc.	1,524,688
89,475	NuCo2, Inc. (b) (c)	2,353,192

		7,156,013

	Water Utilities—0.3%
43,100	American State Water Co. (c)	1,090,430

	Wireless Telecommunication Services—0.7%
104,175	Alamosa Holdings, Inc. (b) (c)	1,215,722
182,100	SBA Communications Corp. (b)	1,668,036

		2,883,758

	Total Common Stocks (Identified Cost $335,267,210)	391,962,804

Face Amount		Value

	Commercial Paper—3.0%
$11,992,000	San Paolo U.S. Financial, Inc. 2.000%, 04/01/05	$11,992,000

	Total Short Term Investments (Identified Cost $11,992,000)	11,992,000

	Total Investments—100.2% (Identified Cost $347,259,210) (a)	403,954,804
	Other assets less liabilities	(832,139)

	Total Net Assets—100%	$403,122,665

See accompanying notes to schedule of investments.

MSF-102

Metropolitan Series Fund, Inc.

Russell 2000 Index Portfolio

Schedule of Investments as of March 31, 2005 (Unaudited)

Common Stocks—95.9% of Total Net Assets

Shares		Value

	Aerospace & Defense—1.3%
10,578	AAR Corp. (b) (c)	$143,840
2,949	Applied Signal Technology, Inc. (c)	67,532
9,138	Armor Holdings, Inc. (b)	338,928
18,551	BE Aerospace, Inc. (b)	222,612
7,739	Ceradyne, Inc. (b) (c)	173,121
5,113	Cubic Corp. (b) (c)	96,840
6,700	Curtiss Wright Corp. (c)	381,900
8,649	DRS Technologies, Inc. (b)	367,583
2,609	Ducommun, Inc.	52,180
5,132	EDO Corp. (c)	154,217
7,921	Engineered Support Systems, Inc.	423,932
8,043	Esterline Technologies Corp.	277,886
15,154	GenCorp, Inc. (c)	303,080
6,112	HEICO Corp. (c)	122,851
371	HEICO Corp. (Class A) (c)	5,888
4,812	Herley Industries, Inc. (b) (c)	82,333
2,192	Innovative Solutions & Support (b) (c)	69,596
7,959	Kaman Corp. (Class A) (c)	99,090
7,510	Mercury Computer Systems, Inc. (b)	207,126
8,497	Moog, Inc. (b)	384,064
1,980	MTC Technologies, Inc. (b) (c)	64,350
17,639	Orbital Sciences Corp. (b) (c)	170,746
2,518	Sequa Corp. (Class A) (b)	130,558
11,430	Teledyne Technologies, Inc. (b)	357,759
5,638	Triumph Group, Inc. (b)	219,544
2,920	United Industrial Corp. (c)	86,490

		5,004,046

	Air Freight & Logistics—0.3%
11,551	EGL, Inc. (b) (c)	263,363
6,933	Forward Air Corp. (b)	295,207
2,431	Hub Group, Inc. (Class A) (b)	152,350
9,019	Overnite Corp.	288,518

		999,438

	Airlines—0.5%
26,966	AirTran Holdings, Inc. (b)	244,042
9,461	Alaska Air Group, Inc. (b) (c)	278,532
12,931	America West Holding Corp. (Class B) (b) (c)	70,215
23,355	Continental Airlines, Inc. (Class B) (b) (c)	281,194
40,998	Delta Air Lines, Inc. (b) (c)	166,042
12,264	ExpressJet Holdings, Inc. (b) (c)	139,932
12,420	Frontier Airlines, Inc. (b) (c)	130,162
14,947	Mesa Air Group, Inc. (b) (c)	104,629
24,109	Northwest Airlines Corp. (c)	161,289
6,527	Pinnacle Airline Corp.	69,317
20,389	SkyWest, Inc.	379,032

		2,024,386

	Auto Components—0.9%
4,093	Aftermarket Technology Corp. (c)	67,535
22,158	ArvinMeritor, Inc. (c)	342,784
3,417	Bandag, Inc. (c)	160,531
3,401	Commercial Vehicle Group, Inc. (b) (c)	68,020
21,039	Cooper Tire & Rubber Co. (c)	386,276

Shares		Value

	Auto Components—(Continued)
7,574	Exide Technologies, Inc. (c)	$97,705
12,266	Hayes Lemmerz International, Inc.	63,783
4,984	Keystone Automotive Industries, Inc. (b)	115,429
4,876	LKQ Corp.	97,861
4,743	Midas, Inc.	108,283
8,253	Modine Manufacturing Co.	242,061
2,259	Noble International, Ltd. (b)	51,189
4,312	Standard Motor Products, Inc.	50,450
4,567	Stoneridge, Inc. (b)	55,763
1,859	Strattec Security Corp.	99,605
7,938	Superior Industries International, Inc. (c)	209,643
14,015	Tenneco Automotive, Inc. (c)	174,627
50,547	The Goodyear Tire & Rubber Co. (b) (c)	674,802
41,307	Visteon Corp. (c)	235,863

		3,302,210

	Automobiles—0.2%
4,974	Coachmen Industries, Inc. (c)	67,646
9,051	Monaco Coach Corp. (b) (c)	146,174
11,946	Thor Industries, Inc. (c)	357,305
8,182	Winnebago Industries, Inc. (c)	258,551

		829,676

	Beverages—0.1%
2,640	Boston Beer, Inc. (b)	57,816
3,727	Central European Distribution Corp. (c)	124,072
1,254	Coca-Cola Bottling Co. (c)	65,597

		247,485

	Biotechnology—2.4%
26,137	Abgenix, Inc. (b) (c)	182,959
9,511	Accelrys, Inc. (c)	56,400
8,652	Albany Molecular Research, Inc. (b)	88,943
8,842	Alexion Pharmaceuticals, Inc. (b)	191,562
25,586	Applera Corp. - Celera Genomics	262,256
6,545	Bio-Rad Laboratories, Inc. (b)	318,807
11,856	Bioenvision, Inc. (c)	68,172
24,964	BioMarin Pharmaceutical, Inc. (b) (c)	128,565
14,634	Cell Genesys, Inc. (c)	66,292
20,666	Cell Therapeutics, Inc. (b) (c)	74,191
13,763	Cepheid, Inc. (c)	133,088
27,866	Corixa Corp. (c)	85,549
16,739	Cubist Pharmaceuticals, Inc. (b) (c)	177,768
15,347	CuRagen Corp. (b) (c)	63,844
13,665	CV Therapeutics, Inc. (b) (c)	278,219
16,241	Decode Genetics, Inc. (b) (c)	92,574
18,686	Dendreon Corp. (b) (c)	101,839
4,926	Digene Corp. (b) (c)	102,214
22,709	Encysive Pharmaceuticals, Inc. (b) (c)	232,086
10,914	Enzo Biochem, Inc. (b) (c)	157,380
15,476	Enzon Pharmaceuticals, Inc. (b)	157,700
27,242	Exelixis, Inc. (b)	184,701
3,030	Genencor International, Inc. (b)	58,267
1	Genta, Inc. (b)	1
19,708	Geron Corp. (b) (c)	120,416

See accompanying notes to schedule of investments.

MSF-103

Metropolitan Series Fund, Inc.

Russell 2000 Index Portfolio

Schedule of Investments as of March 31, 2005 (Unaudited)

Common Stocks—(Continued)

Shares		Value

	Biotechnology—(Continued)
44,018	Human Genome Sciences, Inc. (b) (c)	$405,846
9,979	Illumina, Inc. (b) (c)	80,630
12,894	Immunogen, Inc. (b) (c)	67,436
23,221	Incyte Corp. (b) (c)	158,599
10,030	InterMune, Inc. (b) (c)	110,330
15,866	ISIS Pharmaceuticals, Inc. (b) (c)	61,401
7,295	Keryx Biopharmaceuticals, Inc. (b) (c)	97,461
3,946	KOS Pharmaceuticals, Inc. (b)	164,469
20,699	Lexicon Genetics, Inc. (b) (c)	105,772
9,504	Lifecell Corp. (c)	84,586
13,600	Luminex Corp. (b) (c)	102,408
7,779	Maxygen, Inc. (b) (c)	66,744
35,803	Medarex, Inc. (c)	255,275
7,585	Myogen, Inc. (b)	59,846
11,240	Myriad Genetics, Inc. (b) (c)	206,704
19,772	Nabi Biopharmaceuticals	246,755
13,599	Nuvelo, Inc.	88,394
12,500	Onyx Pharmaceuticals, Inc. (b) (c)	391,875
13,839	Orasure Technologies, Inc. (b) (c)	101,855
51,983	Peregrine Pharmaceuticals, Inc. (b)	76,415
2,523	PRA International (c)	67,944
3,703	Progenics Pharmaceuticals, Inc. (b)	62,247
12,117	Regeneron Pharmaceuticals, Inc. (b) (c)	61,918
13,423	Seattle Genetics, Inc. (c)	68,994
11,251	Serologicals Corp. (b) (c)	274,974
7,862	Tanox, Inc. (b) (c)	75,475
13,843	Techne Corp. (b)	556,212
19,117	Telik, Inc. (b) (c)	288,284
9,919	Third Wave Technologies, Inc.	57,133
9,718	Transkaryotic Therapies, Inc. (b) (c)	242,610
6,872	United Therapeutics Corp. (b) (c)	314,016
27,286	Vertex Pharmaceuticals, Inc. (b) (c)	255,397
19,356	Vicuron Pharmaceuticals, Inc. (b)	305,051
6,479	Zymogenetics, Inc. (c)	98,870

		9,045,719

	Building Products—1.1%
3,013	Aaon, Inc.	49,609
3,650	American Woodmark Corp.	132,422
10,965	Apogee Enterprises, Inc.	156,580
12,729	Comfort Systems USA, Inc. (b)	98,650
2,468	Drew Industries, Inc. (c)	92,920
6,245	Eagle Materials, Inc. (c)	505,470
6,570	ElkCorp	252,682
8,946	Griffon Corp. (b) (c)	191,534
4,247	Interline Brands, Inc. (b)	81,160
23,923	Jacuzzi Brands, Inc. (b)	233,489
15,589	Lennox International, Inc. (c)	341,711
6,863	NCI Building Systems, Inc. (b) (c)	264,912
11,740	Simpson Manufacturing, Inc.	362,766
3,357	Trex Co., Inc. (b) (c)	149,084
5,221	Universal Forest Products, Inc.	202,836
10,126	USG Corp. (b) (c)	335,778
13,708	York International Corp.	537,080

		3,988,683

Shares		Value

	Capital Markets—0.7%
8,531	Affiliated Managers Group, Inc. (b) (c)	$529,178
3,604	Archipelago Holdings, Inc. (b) (c)	63,791
6,592	eSPEED, Inc. (b) (c)	60,646
2,161	Gabelli Asset Management, Inc. (c)	96,489
14,322	Investment Technology Group, Inc.	250,635
37,025	Knight Trading Group, Inc. (c)	356,921
17,128	LaBranche & Co., Inc. (b) (c)	159,290
12,547	MCG Capital Corp. (c)	193,036
10,649	National Financial Partners Corp.	423,830
6,347	Piper Jaffray Co. (b)	232,237
4,080	Sanders Morris Haris Group, Inc. (c)	73,766
4,630	SWS Group, Inc. (c)	74,219

		2,514,038

	Chemicals—2.7%
10,504	A. Schulman, Inc. (c)	182,980
6,823	Aceto Corp. (c)	50,627
19,169	Airgas, Inc. (c)	457,947
11,689	Albemarle Corp.	425,012
1,689	American Vanguard Corp. (c)	75,785
7,821	Arch Chemicals, Inc.	222,664
11,412	Calgon Carbon Corp. (b) (c)	97,459
9,629	Cambrex Corp. (c)	205,098
37,993	Crompton Corp. (c)	554,698
12,885	Cytec Industries, Inc.	699,011
15,010	Ferro Corp.	282,488
12,053	FMC Corp. (b)	644,233
9,456	Georgia Gulf Corp.	434,787
17,637	Great Lakes Chemical Corp.	566,500
10,183	H.B. Fuller Co. (c)	295,307
35,083	Hercules, Inc. (b)	508,002
1	Kronos Worldwide, Inc.	24
8,894	MacDermid, Inc.	289,055
6,658	Minerals Technologies, Inc.	437,963
41,968	Mosaic Co. (b)	715,974
4,951	NewMarket Corp.	92,089
2,654	NL Industries, Inc.	61,307
3,588	Octel Corp. (b)	66,486
22,605	Olin Corp.	504,092
8,796	OM Group, Inc. (b)	267,574
18,470	Omnova Solutions, Inc. (b)	99,184
28,510	PolyOne Corp.	253,169
3,229	Quaker Chemical Corp.	66,324
15,249	Sensient Technologies Corp.	328,768
9,017	Spartech Corp. (c)	178,987
8,862	Symyx Technologies, Inc. (b) (c)	195,407
18,919	Terra Industries, Inc. (b) (c)	146,811
8,455	UAP Holdings Corp. (b)	136,126
3,446	Valhi, Inc. (c)	67,714
21,867	W.R. Grace & Co. (b) (c)	186,307
10,564	Wellman, Inc. (c)	152,755
3,838	Westlake Chemical Corp. (b)	124,159

		10,072,873

See accompanying notes to schedule of investments.

MSF-104

Metropolitan Series Fund, Inc.

Russell 2000 Index Portfolio

Schedule of Investments as of March 31, 2005 (Unaudited)

Common Stocks—(Continued)

Shares		Value

	Commercial Banks—7.3%
3,372	1st Source Corp. (c)	$71,925
5,674	ABC Bancorp (c)	95,827
4,234	Alabama National Bancorp	262,042
8,213	Amcore Financial, Inc. (c)	232,017
3,389	Americanwest Bancorp	65,306
3,416	Arrow Financial Corp. (c)	93,018
1,086	Bancfirst Corp. (b) (c)	74,956
25,689	BancorpSouth, Inc. (b) (c)	530,221
2,891	Banctrust Financial Group, Inc.	58,514
25,229	Bank Mutual Corp. (c)	298,207
5,282	Bank of Granite Corp. (b)	97,664
3,236	Bank of the Ozarks, Inc. (c)	102,743
3,581	Banner Corp. (c)	96,580
4,713	Beverly Hills Bancorp	50,523
8,791	Boston Private Financial Holdings, Inc. (c)	208,786
2,513	Bryn Mawr Bank Corp.	51,315
3,268	Camden National Corp.	115,524
2,901	Capital City Bank Group, Inc. (c)	117,520
1,687	Capital Corp. of The West	78,412
3,480	Capitol Bancorp, Ltd. (c)	105,270
6,290	Cascade Bancorp (c)	122,089
15,224	Cathay Bancorp, Inc. (b)	479,556
3,217	Center Financial Corp.	56,716
3,220	Central Coast Bancorp (b) (c)	53,999
10,034	Central Pacific Financial Corp. (c)	337,644
8,203	Chemical Financial Corp. (c)	266,639
14,881	Chittenden Corp.	387,948
15,368	Citizens Banking Corp. (b)	451,204
2,666	City Bank (b) (c)	86,218
6,400	City Holdings Co. (b)	189,024
4,270	Cobiz, Inc. (c)	82,753
1,620	Columbia Bancorp	51,613
4,649	Columbia Banking Systems, Inc. (b) (c)	110,414
8,824	Community Bank Systems, Inc.	202,158
4,002	Community Bank, Inc. (c)	100,010
4,810	Community Trust Bancorp, Inc.	138,576
5,466	Corus Bankshares, Inc. (b) (c)	260,674
14,958	CVB Financial Corp. (c)	271,338
17,334	East West Bancorp, Inc. (c)	639,971
18,785	F.N.B. Corp. (b) (c)	359,733
2,613	F.N.B. Corp. (Virginia)	67,363
2,164	Farmers Capital Bank Corp.	73,143
2,776	Financial Institutions, Inc. (c)	54,993
4,498	First Bancorp	101,835
12,046	First Bancorp. (Puerto Rico) (c)	508,943
4,770	First Busey Corp.	92,300
9,752	First Charter Corp.	220,298
1,983	First Citizens BancShares, Inc.	290,272
24,741	First Commonwealth Financial Corp. (c)	338,952
4,289	First Community Bancorp, Inc.	190,003
3,168	First Community Bancshares, Inc. (c)	88,926
11,494	First Financial Bancorp (c)	209,765
4,498	First Financial Bankshares, Inc. (c)	200,746
4,482	First Financial Corp.	132,443
4,175	First Financial Holdings, Inc.	115,981
4,689	First Indiana Corp. (c)	113,474

Shares		Value

	Commercial Banks—(Continued)
7,299	First Merchants Corp. (c)	$189,044
16,230	First Midwest Bancorp, Inc.	527,150
2,847	First Oak Brook Bancshares, Inc. (c)	83,389
6,303	First Republic Bank (b)	204,028
4,936	First State Bancorp	83,789
5,439	Frontier Financial Corp. (c)	206,138
3,432	GB&T Bancshares, Inc. (c)	74,337
3,299	German American Bancorp	51,135
8,015	Glacier Bancorp, Inc. (c)	244,457
12,586	Gold Banc Corp., Inc.	176,582
3,002	Great Southern Bancorp, Inc. (c)	97,475
16,355	Greater Bay Bancorp (c)	399,226
9,534	Hancock Holding Co. (c)	309,855
9,444	Hanmi Financial Corp.	156,298
8,897	Harleysville National Corp. (c)	189,061
3,117	Heartland Financial USA, Inc. (c)	61,904
2,399	IBERIABANK Corp.	134,968
6,121	Independent Bank Corp.	176,101
4,782	Independent Bank Corp. (Massachusetts)	138,678
5,066	Integra Bank Corp.	112,161
7,059	Interchange Financial Services Corp.	121,768
6,221	Irwin Financial Corp. (c)	143,207
7,535	Kearny Financial Corp. (b)	83,789
7,597	Lakeland Bancorp, Inc. (c)	118,285
2,403	Lakeland Financial Corp.	92,395
2,921	Macatawa Bank Corp. (c)	98,073
5,902	Main Street Bank, Inc. (c)	156,285
3,554	Mainsource Financial Group, Inc.	78,117
6,116	MB Financial, Inc. (c)	234,243
5,287	MBT Financial Corp. (c)	99,766
2,229	Mercantile Bankcorp	91,122
8,118	Mid-State Bancshares (c)	215,939
3,558	Midwest Bank Holdings, Inc. (c)	70,840
5,666	Nara Bancorp, Inc.	79,607
10,906	National Penn Bancshares, Inc. (b) (c)	267,954
1,956	NBC Capital Corp. (c)	47,296
10,769	NBT Bancorp, Inc.	241,333
16,110	Net.Bank, Inc. (b) (c)	136,613
24,450	Old National Bancorp (c)	496,336
4,900	Old Second Bancorp, Inc. (c)	147,857
3,762	Omega Financial Corp. (c)	112,051
6,400	Oriental Financial Group, Inc. (c)	149,888
16,046	Pacific Capital Bancorp	477,850
4,779	Park National Corp. (c)	537,604
2,996	Peapack Gladstone Financial Corp. (c)	80,892
3,164	Pennrock Financial Services Corp. (c)	110,487
3,541	Peoples Bancorp, Inc.	95,253
3,265	Peoples Holding Co.	101,541
6,351	PrivateBancorp, Inc. (c)	199,485
6,893	Prosperity Bancshares, Inc.	182,596
10,364	Provident Bankshares Corp.	341,597
9,069	R & G Financial Corp. (Class B) (c)	282,681
22,160	Republic Bancorp, Inc.	300,046
3,746	Republic Bancorp, Inc. (Class A) (b) (c)	83,226
5,182	Riggs National Corp. (c)	98,924
7,607	S & T Bancorp, Inc. (c)	269,288

See accompanying notes to schedule of investments.

MSF-105

Metropolitan Series Fund, Inc.

Russell 2000 Index Portfolio

Schedule of Investments as of March 31, 2005 (Unaudited)

Common Stocks—(Continued)

Shares		Value

	Commercial Banks—(Continued)
5,744	Sandy Spring Bancorp, Inc. (c)	$185,646
3,327	SCBT Financial Corp.	99,910
4,108	Seacoast Banking Corp.	80,845
1,327	Security Bank Corp. (c)	54,659
2,072	Signature Bank (b) (c)	54,929
12,303	Silicon Valley Bancshares (b)	542,070
4,677	Simmons First National Corp.	116,083
1,855	Smithtown Bancorp, Inc.	51,977
2,598	Southside Bancshares, Inc. (c)	54,142
21,850	Southwest Bancorp of Texas, Inc.	400,947
3,848	Southwest Bancorp, Inc. (Oklahoma)	70,996
2,286	State Bancorp, Inc. (c)	59,459
1,797	State Financial Services Corp.	66,399
5,144	Sterling Bancorp (c)	124,845
14,150	Sterling Bancshares, Inc.	200,930
8,208	Sterling Financial Corp. (Pennsylvania)	213,572
3,640	Suffolk Bancorp (c)	120,229
3,231	Sun Bancorp, Inc. (New Jersey) (b)	73,941
14,701	Susquehanna Bancshares, Inc.	358,410
4,678	SY Bancorp, Inc. (c)	102,916
6,970	Texas Capital Bancshares, Inc. (b) (c)	146,370
13,355	Texas Regional Bancshares, Inc.	402,119
1,187	The First of Long Island Corp.	50,234
2,952	Tompkins Trustco, Inc.	125,608
4,816	TriCo Bancshares	100,895
24,286	TrustCo Bank Corp.	279,046
4,841	UMB Financial Corp.	275,550
14,146	Umpqua Holdings Corp. (c)	330,309
3,102	Union Bankshares Corp. (c)	99,326
9,757	United Community Bank, Inc. (c)	231,534
2,473	Univest Corp. (c)	98,450
7,422	Unizan Financial Corp. (c)	192,972
3,438	USB Holding, Inc. (b) (c)	76,289
2,278	Virginia Commerce Bancorp, Inc. (c)	61,597
2,581	Virginia Financial Group, Inc. (c)	84,902
4,321	Washington Trust Bancorp, Inc.	118,741
7,824	Wesbanco, Inc. (c)	215,238
5,573	West Bancorp, Inc. (c)	94,964
5,829	West Coast Bancorp (c)	138,730
10,559	WestAmerica Bancorp (c)	546,639
1,846	Western Sierra Bancorp (c)	63,004
4,762	Wilshire Bancorp, Inc. (c)	62,096
7,010	Wintrust Financial Corp. (c)	330,101
2,780	Yardville National Bancorp (c)	90,684

		27,562,397

	Commercial Services & Supplies—3.7%
13,807	ABM Industries, Inc. (b)	265,509
2,998	Ace Cash Express, Inc. (c)	68,205
14,510	ActivCard Corp. (c)	92,139
7,106	Administaff, Inc. (b) (c)	103,748
22,152	Advance America Cash Advance Centers, Inc. (b)	342,913
3,132	AMERCO (b)	145,012
3,227	Angelica Corp.	90,356
8,393	Banta Corp.	359,220

Shares		Value

	Commercial Services & Supplies—(Continued)
13,220	Bowne & Co., Inc. (c)	$198,829
11,520	Brady Corp. (b)	372,672
9,300	Bright Horizons Family Solutions, Inc. (b) (c)	313,782
6,512	Casella Waste Systems, Inc. (b)	86,154
4,462	CCC Information Services Group, Inc.	101,957
4,048	CDI Corp. (c)	89,582
6,047	Central Parking Corp. (c)	103,887
20,992	Century Business Services, Inc. (b)	86,067
4,009	Charles River Associates, Inc. (b) (c)	197,844
5,201	Clark, Inc.	80,511
8,205	Coinstar, Inc. (b) (c)	173,946
3,708	Consolidated Graphics, Inc.	195,041
3,593	Cornell Cos., Inc. (c)	45,272
13,049	Corrections Corp. of America (b) (c)	503,691
5,286	CoStar Group, Inc. (b)	194,789
18,375	Darling International, Inc.	73,316
7,848	DiamondCluster International, Inc. (b) (c)	126,353
3,410	Duratek, Inc.	68,030
5,507	Educate, Inc. (b) (c)	76,382
15,597	eFunds Corp. (b)	348,125
5,559	Electro Rent Corp. (b)	74,602
8,338	Ennis Business Forms, Inc.	141,079
14,750	FTI Consulting, Inc. (b) (c)	304,440
6,327	G&K Services, Inc.	254,915
7,661	Gevity HR, Inc.	146,478
1,981	Greenbrier Cos., Inc. (c)	69,513
6,403	Healthcare Services Group, Inc.	155,273
5,879	Heidrick & Struggles International, Inc. (b) (c)	216,171
8,850	Hudson Highland Group, Inc. (b) (c)	151,246
5,500	Imagistics International, Inc.	192,115
9,915	InfoUSA, Inc. (b) (c)	104,207
3,034	Insurance Auto Auctions, Inc. (b)	84,497
12,008	Jackson Hewitt Tax Service, Inc. (c)	251,207
9,491	John H. Harland Co. (c)	326,111
6,631	Kelly Services, Inc. (Class A) (c)	190,906
8,561	Kforce, Inc. (b)	94,085
12,583	Korn/Ferry International, Inc. (b) (c)	239,454
13,938	Labor Ready, Inc. (b) (c)	259,944
3,743	Landauer, Inc.	177,942
3,372	Layne Christensen Co. (c)	58,234
4,356	LECG Corp. (b) (c)	85,378
6,388	McGrath Rentcorp	149,351
7,038	Mine Safety Appliances Co.	272,652
4,435	Mobile Mini, Inc. (b)	179,218
15,009	Navigant Consulting, Inc. (b) (c)	408,695
8,888	NCO Group, Inc. (b)	173,760
4,397	Portfolio Recovery Associates, Inc. (c)	149,630
3,127	PrePaid Legal Services, Inc. (b) (c)	105,818
12,961	PRG-Shultz International, Inc. (b) (c)	64,935
10,521	Rollins, Inc.	195,691
7,212	School Specialty, Inc. (b)	282,422
15,295	Sotheby’s Holdings, Inc. (Class A) (b) (c)	259,403
5,056	SOURCECORP, Inc. (b)	101,828
23,740	Spherion Corp. (b) (c)	177,813
4,933	Strayer Education, Inc.	559,008
12,520	Teletech Holdings, Inc. (b) (c)	161,758

See accompanying notes to schedule of investments.

MSF-106

Metropolitan Series Fund, Inc.

Russell 2000 Index Portfolio

Schedule of Investments as of March 31, 2005 (Unaudited)

Common Stocks—(Continued)

Shares		Value

	Commercial Services & Supplies—(Continued)
17,868	Tetra Technologies, Inc. (b)	$225,494
3,388	The Geo Group, Inc. (c)	96,829
4,037	The Standard Register Co.	50,886
10,880	United Stationers, Inc. (b)	492,320
4,571	Universal Technical Institute, Inc. (b) (c)	168,213
2,518	Vertrue, Inc. (b) (c)	89,238
3,672	Volt Information Sciences, Inc. (b)	88,679
16,002	Waste Connections, Inc. (b)	556,069
10,826	Watson Wyatt & Co. Holdings (b)	294,467
13,508	Wright Express Corp. (b)	230,987

		14,016,293

	Communications Equipment—1.4%
11,722	Airspan Networks, Inc. (b) (c)	59,899
8,998	Anaren, Inc. (b)	109,146
28,170	Arris Group, Inc. (b) (c)	194,655
5,944	Audiovox Corp. (b) (c)	75,727
3,876	Bel Fuse, Inc. (Class B) (b) (c)	117,443
15,657	Belden CDT, Inc. (b) (c)	347,742
5,584	Black Box Corp.	208,897
13,999	C-COR.net Corp. (b) (c)	85,114
18,589	CommScope, Inc. (b)	278,091
4,962	Comtech Telecommunications Corp. (b) (c)	258,520
7,205	Digi International, Inc. (b)	98,853
9,747	Ditech Communications Corp. (b)	121,545
9,320	Echelon Corp. (c)	63,749
72,093	Enterasys Networks, Inc.	100,930
34,949	Extreme Networks, Inc. (b)	205,850
8,550	Fairpoint Communications, Inc. (b)	127,994
56,999	Finisar Corp. (c)	71,249
24,790	Harmonic, Inc. (b)	236,992
9,728	IDX Systems Corp. (b)	173,061
2,314	Inphonic, Inc. (b)	52,563
7,313	Inter-Tel, Inc. (c)	179,168
37,106	MRV Communications, Inc. (b) (c)	119,852
7,207	NETGEAR, Inc. (b) (c)	108,754
15,360	NMS Communications Corp. (b)	65,894
37,586	Oplink Communications, Inc. (b)	59,010
7,945	PC-TEL, Inc. (b)	58,475
33,023	Powerwave Technologies, Inc. (b) (c)	255,598
14,460	Redback Networks, Inc. (b) (c)	86,471
20,701	REMEC, Inc. (b) (c)	109,301
5,708	Spectralink Corp. (b) (c)	80,597
27,509	Stratex Networks, Inc	50,617
56,314	Sycamore Networks, Inc. (b)	200,478
18,002	Symmetricom, Inc. (b)	199,642
18,063	Tekelec, Inc. (c)	287,924
8,138	ViaSat, Inc. (b)	152,099
23,163	Westell Technologies, Inc. (b)	127,628
20,838	Zhone Technologies, Inc. (b)	53,137

		5,182,665

	Computers & Peripherals—1.3%
38,048	Adaptec, Inc. (b) (c)	182,250
21,975	Advanced Digital Information Corp. (b)	180,195

Shares		Value

	Computers & Peripherals—(Continued)
5,226	Applied Films Corp. (b)	$120,825
87,009	Brocade Communications Systems, Inc. (b)	515,093
1	Concurrent Computer Corp. (b)	2
6,789	Covansys Corp. (b) (c)	101,258
29,646	Cray, Inc. (c)	75,597
13,944	Dot Hill Systems Corp. (b) (c)	82,967
19,654	Electronics for Imaging, Inc. (b)	350,627
82,964	Gateway, Inc. (b) (c)	334,345
9,419	Hutchinson Technology, Inc. (b) (c)	327,593
16,588	Hypercom Corp. (b)	78,461
12,617	Imation Corp.	438,441
13,242	InFocus Corp. (b) (c)	76,009
10,926	Intergraph Corp. (b)	314,778
16,468	Iomega Corp. (c)	70,648
9,542	Komag, Inc. (b) (c)	213,264
28,777	Lexar Media, Inc. (b) (c)	143,309
37,911	McDATA Corp. (Class A) (b) (c)	142,925
8,312	Mobility Electronics, Inc. (c)	58,101
6,759	Overland Storage, Inc. (b)	99,222
14,799	PalmOne, Inc. (b) (c)	375,599
21,550	Pinnacle Systems, Inc. (b)	120,465
8,252	Presstek, Inc. (b) (c)	63,705
58,375	Quantum Corp. (b) (c)	169,871
5,214	SBS Technologies, Inc. (b)	58,136
84,739	Silicon Graphics, Inc. (b) (c)	100,839
3,679	Stratasys, Inc. (b) (c)	104,226
9,134	Synaptics, Inc. (b)	211,909

		5,110,660

	Construction & Engineering—0.7%
17,175	Dycom Industries, Inc. (b)	394,853
4,831	EMCOR Group, Inc. (b)	226,188
11,649	Granite Construction, Inc.	306,019
8,726	Insituform Technologies, Inc. (b) (c)	126,614
23,102	Quanta Services, Inc. (b) (c)	176,268
21,629	Shaw Group, Inc. (b) (c)	471,512
10,056	URS Corp. (b)	289,110
7,592	Walter Industries, Inc. (c)	323,040
8,191	Washington Group International, Inc. (b)	368,513

		2,682,117

	Construction Materials—0.2%
2,386	Ameron International Corp.	85,896
13,338	Headwaters, Inc. (b) (c)	437,753
6,862	Texas Industries, Inc.	368,833

		892,482

	Consumer Finance—0.2%
7,251	Advanta Corp. (c)	166,773
3,146	ASTA Funding, Inc. (c)	66,601
9,980	Cash America International, Inc. (c)	218,861
4,519	Credit Acceptance Corp. (b) (c)	89,386
4,106	Encore Capital Group, Inc.	59,742
10,727	Metris Cos., Inc. (c)	124,326

See accompanying notes to schedule of investments.

MSF-107

Metropolitan Series Fund, Inc.

Russell 2000 Index Portfolio

Schedule of Investments as of March 31, 2005 (Unaudited)

Common Stocks—(Continued)

Shares		Value

	Consumer Finance—(Continued)
2,546	Nelnet, Inc. (Class A) (b)	$81,039
5,173	World Acceptance Corp. (b)	132,015

		938,743

	Containers & Packaging—0.6%
11,215	Caraustar Industries, Inc. (b)	144,674
6,265	Chesapeake Corp.	131,690
54,695	Crown Holdings, Inc. (144A) (b)	851,054
21,515	Graphic Packaging Corp. (b)	94,881
4,285	Greif Brothers Corp.	298,579
18,248	Longview Fibre Co. (c)	342,332
8,698	Myers Industries, Inc.	122,729
11,409	Rock Tennessee Co.	151,740
3,588	Silgan Holdings, Inc. (b)	233,148

		2,370,827

	Distributors—0.1%
4,205	Beacon Roofing Supply, Inc. (c)	92,026
7,777	Handleman Co. (b) (c)	147,452
6,970	Navarre Corp. (c)	55,412
7,453	WESCO International, Inc. (b)	208,684

		503,574

	Diversified Financial Services—0.8%
19,866	Apollo Investment Corp. (c)	333,351
3,409	Ares Capital Corp.	55,908
2,719	Asset Acceptence Capital Corp. (b) (c)	51,878
2,071	BKF Capital Group, Inc. (b)	82,861
7,563	Calamos Asset Management, Inc. (c)	203,596
913	Capital Southwest Corp.	72,218
7,911	CompuCredit Corp. (b) (c)	210,591
8,324	Euronet Worldwide, Inc.	237,650
6,485	Financial Federal Corp. (c)	229,374
3,911	First Cash Financial Services	82,796
16,021	GATX Corp. (c)	531,737
2,077	GFI Group, Inc. (b)	55,726
1,762	Greenhill & Co., Inc.	63,080
5,241	Harris & Harris Group, Inc. (c)	63,102
2,134	Ladenburg Thalmann Financial Services, Inc. (b) (c)	1,451
4,843	MortgageIT Holdings, Inc. (c)	77,246
7,020	OptionsXpress Holdings, Inc. (b)	113,654
2,560	Stifel Financial Corp. (b)	55,808
11,942	United Bankshares, Inc. (b) (c)	395,758

		2,917,785

	Diversified Telecommunication Services—0.8%
6,443	Brightpoint, Inc.	120,677
27,848	Broadwing Corp (c)	115,291
77,730	Cincinnati Bell, Inc. (b)	330,352
7,216	Commonwealth Telephone Enterprises, Inc. (b)	340,162
5,790	CT Communications, Inc. (c)	60,969
14,465	General Communication, Inc. (b)	132,065
4,979	Golden Telecom, Inc. (b) (c)	127,462
11,826	Interactive Data Corp.	245,390
17,752	Interdigital Commerce Corp. (b)	271,961

Shares		Value

	Diversified Telecommunication Services—(Continued)
5,162	Intrado, Inc. (b) (c)	$63,493
5,884	Iowa Telecommunications Services, Inc. (c)	114,738
8,025	MasTec, Inc. (b) (c)	65,885
5,925	North Pittsburgh Systems, Inc.	117,108
20,027	Premiere Global Services, Inc. (b) (c)	226,706
1,874	Shenandoah Telecommunications Co.	58,094
4,228	SureWest Communications	97,498
9,103	TALK America Holdings, Inc. (b) (c)	58,714
23,226	Terayon Communication Systems, Inc. (b) (c)	71,536
99,979	Terremark Worldwide, Inc. (b) (c)	64,986
16,230	Time Warner Telecom, Inc. (b)	64,433
22,591	UbiquiTel, Inc. (b) (c)	151,360
10,013	Valor Communications Group, Inc.	144,888

		3,043,768

	Electric Utilities—1.2%
11,528	Black Hills Corp. (c)	381,231
3,898	Central Vermont Public Service	87,627
5,113	CH Energy Group, Inc. (c)	233,664
15,704	Cleco Corp.	334,495
26,727	Duquesne Light Holdings, Inc. (c)	478,948
15,956	El Paso Electric Co. (b)	303,164
9,579	Empire District Electric Co. (c)	222,808
13,538	IDACORP, Inc.	384,073
6,282	MGE Energy, Inc.	208,248
4,928	NGP Capital Resources Co. (c)	79,242
9,134	Otter Tail Corp.	228,715
19,588	PNM Resources, Inc.	522,608
38,116	Sierra Pacific Resources (b) (c)	409,747
4,061	UIL Holdings Corp.	205,690
11,123	Unisource Energy Corp.	344,479

		4,424,739

	Electrical Equipment—1.3%
5,573	A.O. Smith Corp. (c)	160,892
13,812	Acuity Brands, Inc. (c)	372,924
12,644	American Superconductor Corp. (b) (c)	126,187
11,132	Artesyn Technologies, Inc. (b) (c)	96,960
10,395	Baldor Electric Co. (b)	268,295
10,301	C&D Technologies, Inc. (c)	103,525
5,501	Encore Wire Corp. (b) (c)	56,110
7,842	Energy Conversion Devices, Inc. (b) (c)	178,249
4,217	EnerSys Communications (c)	55,243
5,182	Franklin Electric, Inc.	195,517
14,608	FuelCell Energy, Inc. (b) (c)	145,788
13,691	General Cable Corp. (b) (c)	165,250
4,276	Genlyte Group, Inc. (b)	384,712
11,298	Global Power Equipment Group, Inc. (c)	108,235
29,803	GrafTech International, Ltd. (b) (c)	169,579
7,274	II-VI, Inc. (b) (c)	126,859
5,969	Intevac, Inc. (b)	56,288
5,073	Metrologic Instruments, Inc.	114,041
3,227	Penn Engineering & Manufacturing Corp.	58,247
15,604	Plug Power, Inc. (c)	102,986
21,131	Power-One, Inc. (b) (c)	102,697
8,951	Regal Beloit Corp. (c)	257,699

See accompanying notes to schedule of investments.

MSF-108

Metropolitan Series Fund, Inc.

Russell 2000 Index Portfolio

Schedule of Investments as of March 31, 2005 (Unaudited)

Common Stocks—(Continued)

Shares		Value

	Electrical Equipment—(Continued)
19,537	Thomas & Betts Corp. (b) (c)	$631,045
16,605	Trustmark Corp. (c)	481,545
19,123	Valence Technology, Inc. (b) (c)	58,708
6,862	Vicor Corp. (b)	71,639
3,482	Woodward Governor Co.	249,659

		4,898,879

	Electronic Equipment & Instruments—2.2%
25,179	Aeroflex, Inc. (b)	234,920
9,974	Agilysys, Inc. (c)	196,089
10,008	Anixter International, Inc. (b)	361,789
3,924	BEI Technologies, Inc.	94,058
13,474	Benchmark Electronics, Inc. (b) (c)	428,878
13,610	Checkpoint Systems, Inc. (b)	229,737
12,714	Cognex Corp.	316,324
10,406	Coherent, Inc. (b)	351,307
11,406	CTS Corp. (c)	148,278
4,716	Daktronics, Inc. (b) (c)	102,101
5,914	Dionex Corp. (b)	322,313
10,869	Electro Scientific Industries, Inc. (b) (c)	210,750
3,926	Excel Technology, Inc. (b) (c)	96,501
7,763	Global Imaging Systems, Inc. (b)	275,276
28,078	Identix, Inc. (b)	141,794
6,972	Itron, Inc. (b) (c)	206,650
3,823	Keithley Instruments, Inc.	61,665
30,579	Kemet Corp. (b) (c)	236,987
2,966	Lecroy Corp. (b)	50,808
7,349	Littelfuse, Inc. (b) (c)	210,549
6,410	LSI Industries, Inc.	71,984
3,555	Measurement Specialties, Inc. (b) (c)	81,765
4,353	Medis Technologies, Ltd. (b) (c)	62,422
6,102	Merix Corp. (b) (c)	68,403
14,807	Methode Electronics, Inc.	179,313
7,611	MTS Systems Corp.	220,947
13,731	Newport Corp. (b) (c)	198,962
6,662	OSI Systems, Inc. (c)	116,652
5,693	Park Electrochemical Corp.	115,340
10,962	Paxar Corp. (b)	233,929
6,134	Photon Dynamics, Inc. (b) (c)	116,914
14,166	Plexus Corp. (b)	163,051
9,234	RadiSys Corp. (b)	130,754
5,108	Rofin Sinar Technologies, Inc. (c)	164,171
5,669	Rogers Corp. (b)	226,760
4,045	ScanSource, Inc. (b)	209,652
15,474	Taser International, Inc. (c)	185,688
14,270	Technitrol, Inc.	212,908
1	Tektronix, Inc.	16
15,030	ThermoGenesis Corp. (c)	75,150
16,848	Trimble Navigation, Ltd. (b)	569,631
13,244	TTM Technologies, Inc. (b) (c)	138,532
4,674	Ultralife Batteries, Inc. (b) (c)	80,019
5,688	Universal Display Corp. (b) (c)	39,759
8,538	Veeco Instruments, Inc. (b)	128,497
6,026	Woodhead Industries, Inc.	81,954
6,734	X-Rite, Inc.	101,279
5,634	Zygo Corp. (b)	73,017

		8,324,243

Shares		Value

	Energy Equipment & Services—2.8%
3,928	Atwood Oceanics, Inc. (b)	$261,369
12,677	Cal Dive International, Inc. (b)	574,268
3,934	CARBO Ceramics, Inc.	275,970
66,778	CMS Energy Corp. (b) (c)	870,785
2,249	Dril-Quip, Inc. (b)	69,134
12,212	Energen Corp.	813,319
26,672	Global Industries, Inc. (b)	250,717
59,731	Grey Wolf, Inc. (b) (c)	393,030
3,421	Gulf Islands Fabrication, Inc. (b) (c)	80,257
4,508	Gulfmark Offshore, Inc. (b) (c)	116,802
24,443	Hanover Compressor Co. (b) (c)	295,027
16,710	Helmerich & Payne, Inc.	663,220
2,101	Hornbeck Offshore Services, Inc. (b)	52,651
5,213	Hydril (b) (c)	304,491
20,259	Input/Output, Inc. (b) (c)	130,671
41,450	Key Energy Services, Inc. (b)	475,431
9,327	Lone Star Technologies, Inc. (b)	367,764
2,689	Lufkin Industries, Inc. (c)	129,852
14,050	Maverick Tube Corp. (b)	456,765
32,711	Newpark Resources, Inc. (b) (c)	192,668
8,585	Oceaneering International, Inc. (b)	321,938
7,556	Offshore Logistics, Inc. (b)	251,766
11,005	Oil States International, Inc. (b)	226,153
28,519	Parker Drilling Co. (b)	163,984
4,806	RPC, Inc.	73,003
6,048	Seacor Smit, Inc. (b) (c)	385,560
18,052	Superior Energy Services, Inc. (b)	310,494
9,190	Syntroleum Corp. (b) (c)	112,486
7,798	Tetra Technologies, Inc. (b)	221,775
3,958	Todco (Class A) (b)	102,275
13,011	Unit Corp. (b)	587,707
5,165	Universal Compression Holdings, Inc. (b)	195,599
12,293	Veritas DGC, Inc. (b) (c)	368,298
7,837	W-H Energy Services, Inc. (b)	187,539
7,456	World Fuel Services Corp.	234,864

		10,517,632

	Food & Staples Retailing—0.7%
18,712	Casey’s General Stores, Inc.	336,255
6,118	Great Atlantic & Pacific Tea Co., Inc. (b)	91,158
10,271	Longs Drug Stores Corp.	351,474
3,943	Nash Finch Co. (c)	149,794
3,885	Pantry, Inc. (c)	120,318
11,510	Pathmark Stores, Inc. (b)	72,628
14,936	Performance Food Group Co. (b)	413,428
11,747	Ruddick Corp. (c)	271,943
4,654	Smart & Final, Inc. (b) (c)	56,593
12,945	United Natural Foods, Inc. (b)	370,615
3,787	Weis Markets, Inc. (c)	139,627
10,328	Wild Oats Markets, Inc. (b) (c)	109,787

		2,483,620

	Food Products—1.0%
1,204	Alico, Inc.	63,451
5,149	American Italian Pasta Co. (Class A) (c)	141,083
13,367	Chiquita Brands International, Inc. (b) (c)	357,968

See accompanying notes to schedule of investments.

MSF-109

Metropolitan Series Fund, Inc.

Russell 2000 Index Portfolio

Schedule of Investments as of March 31, 2005 (Unaudited)

Common Stocks—(Continued)

Shares		Value

	Food Products—(Continued)
24,171	Corn Products International, Inc. (c)	$628,204
13,252	Delta & Pine Land Co.	357,804
2,440	Farmer Brothers Co.	58,438
12,968	Flowers Foods, Inc.	365,827
4,186	Gold Kist Inc	66,558
9,007	Hain Celestial Group, Inc. (b)	167,891
2,151	J & J Snack Foods Corp.	100,731
2,488	John B Sanfilippo & Son, Inc.	61,155
8,557	Lancaster Colony Corp. (c)	364,100
8,560	Lance, Inc.	137,559
5,683	Peet’s Coffee & Tea, Inc. (b) (c)	140,086
9,719	Ralcorp Holdings, Inc. (b)	460,195
3,570	Sanderson Farms, Inc. (c)	154,260
140	Seabord Corp.	150,220
2,812	Tejon Ranch Co. (b) (c)	125,415

		3,900,945

	Gas Utilities—1.4%
26,487	Atmos Energy Corp.	715,149
4,390	Cascade Natural Gas Corp. (c)	87,624
3,232	Energysouth, Inc.	92,548
7,405	Laclede Group, Inc. (c)	216,226
9,590	New Jersey Resources Corp.	417,453
14,678	Nicor, Inc. (c)	544,407
9,122	Northwest Natural Gas Co.	329,943
12,510	Peoples Energy Corp.	524,419
25,343	Piedmont Natural Gas, Inc. (c)	583,903
4,856	South Jersey Industries, Inc.	273,879
28,337	Southern Union Co. (b)	711,542
12,477	Southwest Gas Corp.	301,444
16,218	WGL Holdings, Inc. (c)	502,109

		5,300,646

	Health Care Equipment & Supplies—3.3%
2,605	1-800 Contacts, Inc. (b)	54,366
5,598	ABIOMED, Inc. (b)	59,227
12,369	Advanced Medical Optics, Inc. (b) (c)	447,882
6,452	Advanced Neuromodulation Systems, Inc. (b) (c)	172,978
20,358	Align Technology, Inc. (c)	127,034
18,286	American Medical Systems Holdings, Inc. (b)	314,154
3,761	Analogic Corp. (c)	162,663
6,220	Arrow International, Inc.	213,657
7,063	ArthroCare Corp. (b) (c)	201,296
5,497	Aspect Medical Systems, Inc. (b) (c)	118,680
6,258	Biolase Technology, Inc. (c)	53,193
4,790	Biosite Diagnostics, Inc. (b) (c)	249,224
9,102	Candela Corp. (c)	81,190
2,674	Closure Medical Corp. (b)	71,396
8,536	Conceptus, Inc. (b) (c)	66,581
10,292	Conmed Corp. (b) (c)	309,995
10,194	CTI Molecular Imaging, Inc. (b)	206,632
6,319	Cyberonics, Inc. (b) (c)	279,110
3,752	Datascope Corp.	114,736
8,190	Diagnostic Products Corp.	395,577
5,881	DJ Orthopedics, Inc.	147,319
18,840	Encore Medical Corp. (c)	101,359

Shares		Value

	Health Care Equipment & Supplies—(Continued)
7,443	Epix Medical, Inc. (c)	$52,101
6,518	Haemonetics Corp. (b)	274,799
6,535	Hologic, Inc.	208,303
6,138	I Flow Corp. (c)	97,165
3,486	ICU Medical, Inc. (b) (c)	123,753
15,128	Immucor, Inc. (b)	456,714
7,005	Integra LifeSciences Holdings (b)	246,716
9,322	Intermagnetics General Corp. (b) (c)	226,897
10,988	Intuitive Surgical, Inc. (b) (c)	499,624
9,254	Invacare Corp. (c)	413,006
4,410	Inverness Medical Innovations, Inc. (c)	103,635
3,315	Kensey Nash Corp. (c)	89,770
7,552	Kyphon, Inc. (b) (c)	190,084
5,912	Laserscope (b) (c)	187,647
2,359	MedCath Corp. (b)	69,119
3,059	Medical Action Indiana, Inc. (b) (c)	57,815
14,443	Mentor Corp. (c)	463,620
7,309	Merit Medical Systems, Inc. (b) (c)	87,635
15,895	Microtek Medical Holdings, Inc. (b) (c)	56,904
5,790	Molecular Devices Corp. (b) (c)	110,010
3,864	Nature’s Sunshine Products, Inc.	66,345
11,788	Orthologic Corp.	59,647
13,976	Orthovita, Inc. (c)	47,518
4,133	Palomar Medical Technologies, Inc. (b) (c)	111,467
9,490	Polymedica Corp. (b)	301,402
7,689	Regeneration Technologies, Inc. (b) (c)	79,274
4,710	Sonosite, Inc. (b) (c)	122,366
23,487	STERIS Corp. (b)	593,047
4,540	SurModics, Inc. (b) (c)	144,871
13,032	Sybron Dental Specialties, Inc. (b)	467,849
3,188	Symmetry Medical, Inc. (b)	60,636
16,368	Thoratec Corp. (b) (c)	200,017
13,168	TriPath Imaging, Inc. (b) (c)	92,703
12,286	Varian, Inc. (b) (c)	465,517
9,658	Ventana Medical Systems, Inc. (b) (c)	361,789
10,621	Viasys Healthcare, Inc. (b)	202,649
17,587	VISX, Inc. (b)	412,239
2,652	Vital Signs, Inc.	105,788
9,628	West Pharmaceutical Services, Inc.	230,109
7,075	Wilson Greatbatch Technologies, Inc. (b) (c)	129,048
8,536	Wright Medical Group, Inc. (b) (c)	204,864
1,694	Young Innovations, Inc. (c)	62,085
2,810	Zoll Medical Corp. (b)	63,309

		12,548,105

	Health Care Providers & Services—3.6%
13,386	Alderwoods Group, Inc.	166,522
4,508	Amedisys, Inc. (b) (c)	136,367
3,592	America Service Group, Inc. (c)	79,491
10,700	American Healthways, Inc. (b) (c)	353,314
17,014	AMERIGROUP Corp.	622,032
4,085	AMN Healthcare Services, Inc. (b) (c)	64,992
9,913	AmSurg Corp. (b) (c)	250,799
16,827	Apria Healthcare Group, Inc. (b)	540,147
11,092	Array Biopharma, Inc. (b) (c)	77,755
36,299	Beverly Enterprises, Inc. (b) (c)	449,382

See accompanying notes to schedule of investments.

MSF-110

Metropolitan Series Fund, Inc.

Russell 2000 Index Portfolio

Schedule of Investments as of March 31, 2005 (Unaudited)

Common Stocks—(Continued)

Shares		Value

	Health Care Providers & Services—(Continued)
13,574	Centene Corp. (b)	$407,084
9,996	Cerner Corp. (b) (c)	524,890
4,245	Chemed Corp.	324,658
9,495	Cross Country Healthcare, Inc. (b) (c)	159,136
14,198	Curis, Inc. (b) (c)	50,829
11,650	Dendrite International, Inc.	163,566
6,463	Genesis HealthCare Corp. (b) (c)	277,198
8,301	Gentiva Health Services, Inc. (b)	134,310
18,694	Hooper Holmes, Inc. (c)	71,411
6,756	IDX Systems Corp. (b)	234,636
16,767	Inkine Pharmaceutical, Inc. (b) (c)	51,978
8,968	Kindred Healthcare, Inc. (b) (c)	314,777
5,557	LabOne, Inc. (b)	191,605
5,170	LCA-Vision, Inc.	172,161
3,296	Lifeline Systems, Inc. (b)	99,935
13,266	LifePoint Hospitals, Inc. (b) (c)	581,581
10,038	Magellan Health Services, Inc. (c)	341,794
6,245	Matria Healthcare, Inc. (b) (c)	191,784
7,015	Maximus, Inc. (b)	234,932
3,413	Molina Healthcare, Inc. (b)	157,305
16,614	Nanogen, Inc. (b) (c)	57,817
2,378	National Healthcare Corp. (b)	81,351
12,391	NDCHealth Corp.	198,008
13,617	NeighborCare, Inc. (b)	398,297
8,645	Neurogen Corp. (b) (c)	61,207
8,731	Northfield Laboratories, Inc. (b) (c)	98,224
16,542	OCA, Inc. (b) (c)	70,303
11,365	Odyssey Healthcare, Inc. (b) (c)	133,652
7,252	Omnicell, Inc. (c)	52,287
6,493	Option Care, Inc. (b) (c)	133,691
12,980	Owens & Minor, Inc.	352,407
8,457	Parexel International Corp. (b)	198,739
7,657	Pediatrix Medical Group, Inc. (b)	525,194
9,583	Per-Se Technologies, Inc. (b) (c)	147,099
9,274	Priority Healthcare Corp. (Class B) (b) (c)	200,597
16,205	Province Healthcare Co. (b)	390,378
23,469	PSS World Medical, Inc. (b)	266,843
4,687	Psychiatric Solutions, Inc. (b) (c)	215,602
5,686	RehabCare Group, Inc. (b)	163,245
5,924	Res-Care, Inc. (b)	74,109
3,509	Rigel Pharmaceuticals, Inc. (c)	56,284
5,306	SFBC International, Inc. (c)	186,983
7,765	Sierra Health Services, Inc. (b) (c)	495,718
34,589	Stewart Enterprises, Inc. (b)	212,722
5,997	Sunrise Assisted Living, Inc. (b) (c)	291,454
3,099	Symbion, Inc. (b)	66,226
5,719	The Advisory Board Co. (b)	249,920
9,519	United Surgical Partners International, Inc. (b) (c)	435,685
6,095	Ventiv Health, Inc. (b) (c)	140,185
3,565	VistaCare, Inc. (Class A) (b)	72,976
35,784	Von Pharmaceuticls, Inc. (b) (c)	101,984
3,206	Wellcare Group, Inc. (b) (c)	97,655

		13,653,213

	Hotels, Restaurants & Leisure—3.5%
17,576	Alliance Gaming Corp. (b) (c)	168,554
3,587	Ameristar Casinos, Inc.	196,137

Shares		Value

	Hotels, Restaurants & Leisure—(Continued)
9,323	Argosy Gaming Corp. (b)	$428,112
11,071	Aztar Corp. (b)	316,188
5,028	BJ’s Restaurants, Inc. (b) (c)	97,493
12,675	Bob Evans Farms, Inc.	297,229
15,132	Boyd Gaming Corp.	789,134
1,974	Buffalo Wild Wings, Inc. (b) (c)	74,676
7,481	California Pizza Kitchen, Inc. (b)	175,355
16,507	CBRL Group, Inc.	681,739
12,499	CEC Entertainment, Inc. (b)	457,463
2,600	Churchill Downs, Inc. (c)	102,934
16,960	CKE Restaurants, Inc. (b) (c)	268,816
4,117	Dave & Buster’s, Inc. (c)	76,988
7,939	Dominos Pizza, Inc. (c)	148,380
9,776	Gaylord Entertainment Co. (b)	394,950
7,057	Great Wolf Resorts, Inc. (b)	176,072
7,076	IHOP Corp. (b) (c)	337,384
5,448	Isle of Capri Casinos, Inc. (b)	144,590
12,159	Jack in the Box, Inc. (b)	451,099
17,552	Krispy Kreme Doughnuts, Inc. (b) (c)	133,922
60,951	La Quinta Corp. (b)	518,083
5,211	Lakes Entertainment, Inc. (c)	93,798
7,740	Landry’s Restaurants, Inc. (c)	223,841
5,193	Lone Star Steakhouse & Saloon, Inc.	150,104
12,790	Magna Entertainment Corp. (b) (c)	78,531
6,399	Marcus Corp.	131,179
7,644	MTR Gaming Group, Inc.	94,786
7,090	Multimedia Games, Inc. (b) (c)	55,018
5,425	Navigant International, Inc. (b) (c)	74,106
6,600	O’Charleys, Inc. (b)	143,484
8,813	P.F. Chang’s China Bistro, Inc. (b) (c)	527,017
9,259	Panera Bread Co. (b) (c)	523,411
4,618	Papa John’s International, Inc. (b) (c)	160,337
20,796	Penn National Gaming, Inc. (b)	610,986
13,153	Pinnacle Entertainment, Inc. (b)	219,655
11,393	Rare Hospitality International, Inc. (b)	351,816
3,957	Red Robin Gourmet Burgers, Inc. (b) (c)	201,451
14,640	Ryan’s Restaurant Group, Inc. (b)	212,719
25,975	Scientific Games Corp.	593,529
11,186	Shuffle Master, Inc. (b) (c)	323,947
36,424	Six Flags, Inc. (b) (c)	150,067
20,102	Sonic Corp. (b)	671,407
5,630	Speedway Motorsports, Inc. (b)	200,991
6,229	Sunterra Corp. (b) (c)	93,933
3,230	Texas Roadhouse, Inc. (b)	90,698
8,968	The Steak N Shake Co. (b)	173,531
12,111	Triarc Cos., Inc. (c)	167,495
6,244	Vail Resorts, Inc. (b)	157,661
6,055	WMS Industries, Inc. (b) (c)	170,509

		13,081,305

	Household Durables—1.6%
21,809	American Greetings Corp. (Class A) (c)	555,693
3,669	Bassett Furniture Industries, Inc. (c)	72,279
13,323	Beazer Homes USA, Inc. (b) (c)	664,285
10,362	Blyth, Inc. (c)	329,926
5,206	Brookfield Homes Corp.	219,745

See accompanying notes to schedule of investments.

MSF-111

Metropolitan Series Fund, Inc.

Russell 2000 Index Portfolio

Schedule of Investments as of March 31, 2005 (Unaudited)

Common Stocks—(Continued)

Shares		Value

	Household Durables—(Continued)
22,688	Champion Enterprises, Inc. (b) (c)	$213,267
4,197	Department 56, Inc. (c)	73,280
10,531	Ethan Allen Interiors, Inc. (c)	336,992
18,814	Fleetwood Enterprises, Inc. (c)	163,682
16,624	Furniture Brands International, Inc.	362,569
15,557	Interface, Inc.	106,099
7,262	Kimball International, Inc. (Class B)	105,299
4,304	Knoll, Inc. (b)	71,791
16,845	La-Z-Boy, Inc. (c)	234,651
5,017	Levitt Corp. (Class A) (b)	128,636
5,181	Libbey, Inc. (c)	108,801
4,052	M/I Schottenstein Homes, Inc. (c)	198,264
11,585	Mathews International Corp.	379,524
6,889	Meritage Homes Corp. (b)	405,900
2,152	National Presto Industries, Inc.	86,726
3,385	Palm Harbor Homes, Inc. (b)	55,040
3,258	Russ Berrie & Co., Inc. (c)	62,391
2,168	Skyline Corp.	83,446
2,525	Stanley Furniture, Inc. (b) (c)	119,382
3,091	Technical Olympic USA, Inc. (c)	93,348
6,276	Tempur-Pedic International, Inc. (b) (c)	117,110
18,401	Tupperware Corp. (c)	374,644
3,770	Universal Electronics, Inc. (b)	63,638
10,874	WCI Communities, Inc. (c)	327,090
1,351	William Lyon Homes, Inc. (c)	103,622

		6,217,120

	Household Products—0.7%
6,202	Central Garden & Pet Co. (b) (c)	272,020
2,329	CSS Industries, Inc. (c)	85,125
2,272	Hansen Natural Corp. (b) (c)	136,479
9,322	Jarden Corp. (c)	427,693
2,865	NuCo2, Inc. (b)	75,349
9,847	Prestige Brands Holdings, Inc. (b)	173,800
17,099	Rayovac Corp. (b)	711,318
15,848	The Yankee Candle Co., Inc. (b)	502,382
3,495	Water Pik Technologies, Inc. (b)	68,852
6,572	WD-40 Co.	213,524

		2,666,542

	IT Services—1.6%
14,886	Answerthink, Inc. (b) (c)	61,479
9,861	Anteon International Corp.	383,889
13,177	Aspect Communications Corp. (b)	137,173
9,518	CACI International, Inc. (b) (c)	525,679
16,935	Ciber, Inc. (b) (c)	123,118
18,564	CSG Systems International, Inc. (b)	302,408
14,308	eResearch Technology, Inc. (b) (c)	168,548
2,077	Exponent, Inc. (b)	49,620
5,604	Forrester Research, Inc. (b)	78,904
21,975	Gartner, Inc. (Class A) (b) (c)	210,301
5,299	Infocrossing, Inc. (b) (c)	83,936
3,410	iPayment Holdings, Inc. (b) (c)	143,902
2,559	Kanbay International, Inc. (b) (c)	52,357
18,071	Keane, Inc. (b) (c)	235,465
15,341	Lionbridge Technologies, Inc. (c)	87,290

Shares		Value

	IT Services—(Continued)
5,770	Mantech International Corp. (c)	$133,114
33,626	MPS Group, Inc. (b)	353,409
4,138	Ness Technologies, Inc. (b)	49,573
8,195	Pegasus Solutions, Inc. (b) (c)	96,865
25,993	Perot Systems Corp. (Class A) (b) (c)	349,346
8,496	ProQuest Co. (b) (c)	307,130
15,120	Resources Connection, Inc. (b)	316,462
45,866	Safeguard Scientifics, Inc. (b) (c)	65,130
2,388	SI International, Inc. (b)	65,980
4,224	SRA International, Inc. (b)	254,496
3,490	StarTek, Inc. (c)	58,632
9,126	Sykes Enterprises, Inc. (b)	62,696
39,999	The BISYS Group, Inc. (b)	627,184
28,157	Titan Corp. (b)	511,331
13,466	Tyler Technologies, Inc. (b) (c)	102,476

		5,997,893

	Industrial Conglomerates—0.1%
8,773	Hexcel Corp. (b)	136,069
4,516	Raven Industries, Inc.	92,217
3,627	Standex International Corp.	99,017
10,102	Tredegar Industries, Inc.	170,320

		497,623

	Insurance—2.4%
7,608	21st Century Insurance Group (c)	106,132
11,623	Alfa Corp.	167,952
6,766	American Equity Investment Life (c)	86,537
2,659	American Physicians Capital, Inc. (b) (c)	91,124
13,068	Amerus Group Co. (c)	617,463
7,720	Argonaut Group, Inc.	163,818
2,528	Baldwin & Lyons, Inc. (Class B) (b)	65,576
4,982	Bristol West Holdings, Inc. (b)	77,221
10,667	Ceres Group, Inc.	57,922
10,178	Citizens, Inc. (b) (c)	58,523
4,378	CNA Surety Corp.	59,541
7,884	Commerce Group, Inc.	488,650
15,125	Danielson Holding Corp. (c)	260,906
8,679	Delphi Financial Group, Inc. (c)	373,197
5,117	Direct General Corp.	105,103
2,968	Donega Group, Inc. (Class A)	53,929
1,068	Enstar Group, Inc.	64,080
3,873	FBL Financial Group, Inc. (c)	108,444
6,876	First Acceptance Corp. (b) (c)	72,886
2,691	FPIC Insurance Group, Inc. (c)	86,516
4,300	Harleysville Group, Inc.	85,398
9,829	Hilb, Rogal & Hamilton Co. (c)	351,878
13,954	Horace Mann Educators Corp.	247,544
6,646	Infinity Property & Casualty Corp.	207,754
1,242	Kansas City Life Insurance Co.	60,560
6,365	LandAmerica Financial Group, Inc. (c)	318,441
3,008	Midland Co.	94,782
717	National Western Life Insurance Co. (b)	122,564
3,750	Navigators Group, Inc.	124,294
19,733	Ohio Casualty Corp. (b)	453,464
5,800	Philadelphia Consolidated Holding Corp. (b)	449,674

See accompanying notes to schedule of investments.

MSF-112

Metropolitan Series Fund, Inc.

Russell 2000 Index Portfolio

Schedule of Investments as of March 31, 2005 (Unaudited)

Common Stocks—(Continued)

Shares		Value

	Insurance—(Continued)
31,543	Phoenix Cos., Inc. (c)	$403,120
2,706	Pico Holdings, Inc. (b)	70,112
7,268	PMA Capital Corp. (c)	58,144
6,818	Presidential Life Corp.	110,997
8,446	ProAssurance Corp. (b) (c)	333,617
7,179	RLI Corp. (c)	297,570
3,237	Safety Insurance Group, Inc. (c)	100,217
9,020	Selective Insurance Group, Inc. (c)	416,995
4,247	State Auto Financial Corp.	113,055
5,777	Stewart Information Services Corp. (b)	216,753
4,605	Tower Group, Inc.	61,431
3,014	Triad Guaranty, Inc. (b)	158,567
11,376	U.S.I. Holdings Corp. (c)	134,009
12,101	UICI (b) (c)	293,449
4,759	United Fire & Casualty Co. (c)	160,997
8,481	Universal American Financial Corp. (b)	146,721
3,444	Zenith National Insurance Corp. (c)	178,606

		8,936,233

	Internet & Catalog Retail—0.3%
6,390	1-800-FLOWERS.COM, Inc. (b)	48,372
11,346	Alloy, Inc. (b) (c)	66,715
3,651	Blair Corp.	120,373
10,892	Coldwater Creek, Inc. (b)	201,275
4,744	FTD Group, Inc. (b)	57,497
16,452	Insight Enterprises, Inc. (b)	288,897
3,885	Overstock.com, Inc. (b)	167,016
7,398	Priceline.com, Inc. (c)	186,430
6,134	Stamps.com, Inc. (c)	101,824
6,618	The J. Jill Group, Inc. (b) (c)	91,064
5,481	ValueVision Media, Inc. (b) (c)	67,800

		1,397,263

	Internet Software & Services—2.3%
16,292	Agile Software Corp. (b) (c)	118,606
15,421	aQuantive, Inc. (b) (c)	170,710
23,240	Ariba, Inc. (b) (c)	180,342
19,209	AsiaInfo Holdings, Inc. (b) (c)	96,429
11,911	Autobytel, Inc. (c)	60,031
3,656	Blue Coat Systems Inc. (b)	85,916
146,642	CMG Information Services, Inc. (c)	305,015
40,702	CNET Networks, Inc. (b) (c)	384,227
13,266	Digital Insight Corp. (b) (c)	217,562
11,388	Digital River, Inc. (b) (c)	354,850
23,641	Digitas, Inc. (b)	238,774
38,717	DoubleClick, Inc. (b) (c)	298,121
41,991	EarthLink, Inc. (b)	377,919
5,048	eCollege.com, Inc. (b) (c)	65,321
4,332	Equinix, Inc. (b) (c)	183,417
12,261	F5 Networks, Inc. (b) (c)	619,058
8,290	FindWhat.com (b) (c)	85,967
5,680	GSI Commerce, Inc. (b) (c)	76,850
36,939	HomeStore, Inc. (b)	82,005
10,210	InfoSpace, Inc. (b) (c)	416,874
12,665	Internet Capital Group, Inc. (b) (c)	88,908
12,710	Internet Security Systems, Inc. (b)	232,593
14,801	Interwoven, Inc. (b)	115,300

Shares		Value

	Internet Software & Services—(Continued)
14,401	iPass, Inc. (b) (c)	$88,134
6,308	j2 Global Communications, Inc. (b) (c)	216,428
5,300	Jupitermedia Corp. (b)	82,203
6,539	Keynote Systems, Inc. (b)	77,618
15,318	MatrixOne, Inc. (b)	73,067
3,785	Netratings, Inc. (b)	57,721
11,371	NIC, Inc.	54,240
25,159	Openwave Systems, Inc. (b) (c)	306,688
20,184	Opsware, Inc. (b) (c)	104,149
4,441	PEC Solutions, Inc. (b)	55,868
1,900	ProcureNet, Inc. (b) (i)	0
36,191	RealNetworks, Inc. (b) (c)	209,184
21,112	Retek, Inc. (b)	236,877
21,159	S1 Corp. (b)	146,843
25,464	Sapient Corp. (b) (c)	187,033
17,792	SeeBeyond Technology Corp. (b) (c)	56,223
6,699	Sohu.com, Inc. (b) (c)	117,768
24,950	SonicWall, Inc. (b)	126,996
6,155	Stellent, Inc. (c)	51,764
10,534	SupportSoft, Inc. (b) (c)	55,620
11,063	Trizetto Group, Inc. (b)	102,997
17,037	United Online, Inc. (b)	178,377
25,896	ValueClick, Inc. (b) (c)	274,757
94,059	Vignette Corp. (b)	123,217
11,434	WebEx Communications, Inc. (b) (c)	246,860
15,045	webMethods, Inc. (b)	82,447
7,547	Websense, Inc. (b)	406,029

		8,573,903

	Investment Company—0.8%
25,500	iShares Russell 2000 Index Fund (c)	3,114,825

	Leisure Equipment & Products—0.8%
5,107	Action Performance Cos., Inc. (b) (c)	67,566
2,743	Ambassadors Group, Inc.	91,671
5,294	Arctic Cat, Inc. (c)	143,256
23,431	Callaway Golf Co. (c)	299,917
2,540	Carmike Cinemas, Inc.	94,691
8,157	JAKKS Pacific, Inc. (b) (c)	175,131
13,370	K2, Inc. (b) (c)	183,837
8,915	Leapfrog Enterprises, Inc. (b) (c)	101,185
3,931	Life Time Fitness, Inc.	106,058
4,555	Marine Products Corp.	76,569
14,958	Midway Games, Inc. (b) (c)	153,469
9,454	Nautilus Group, Inc. (c)	224,627
8,234	Oakley, Inc. (b) (c)	105,560
5,321	RC2 Corp. (b)	180,914
17,773	SCP Pool Corp. (c)	566,248
3,208	Steinway Musical Instructions, Inc. (b)	96,112
7,119	Sturm Ruger & Co., Inc. (c)	49,335
15,056	The Topps Co., Inc. (b)	138,666

		2,854,812

	Machinery—3.6%
8,551	Actuant Corp. (b) (c)	384,111
8,731	Albany International Corp. (Class A)	269,613

See accompanying notes to schedule of investments.

MSF-113

Metropolitan Series Fund, Inc.

Russell 2000 Index Portfolio

Schedule of Investments as of March 31, 2005 (Unaudited)

Common Stocks—(Continued)

Shares		Value

	Machinery—(Continued)

12,115	AptarGroup, Inc.	$629,738
6,009	Astec Industries, Inc.	132,498
3,513	ASV, Inc. (c)	139,273
4,383	Barnes Group, Inc.	119,086
3,974	Bucyrus International, Inc.	155,224
3,418	Cascade Corp. (c)	119,630
6,251	Circor International, Inc.	154,087
8,709	CLARCOR, Inc.	452,520
5,535	CUNO, Inc. (b)	284,444
6,808	Enpro Industries, Inc.	187,220
4,261	ESCO Technologies, Inc. (b)	342,371
17,277	Federal Signal Corp. (c)	262,092
4,690	Flanders Corp. (b)	52,903
18,653	Flowserve Corp. (b)	482,553
6,773	Gardner Denver, Inc. (b)	267,601
4,175	Gorman-Rupp Co. (c)	89,595
16,667	IDEX Corp.	672,513
16,611	JLG Industries, Inc.	357,967
26,639	Joy Global, Inc.	933,963
4,243	Kadant, Inc. (b)	78,708
9,027	Kaydon Corp. (c)	283,448
11,800	Kennametal, Inc. (c)	560,382
11,429	Lincoln Electric Holdings, Inc.	343,784
3,885	Lindsay Manufacturing Co. (c)	74,126
1,474	Middleby Corp (c)	72,816
12,475	Mueller Industries, Inc. (b)	351,171
1,555	NACCO Industries, Inc. (c)	158,517
9,085	Nordson Corp.	334,510
2,652	Quixote Corp.	57,469
9,862	Reliance Steel & Aluminum Co.	394,579
3,590	Robbins & Myers, Inc. (c)	79,016
3,084	Sauer-Danfoss, Inc. (c)	69,791
9,373	Stewart & Stevenson Services, Inc.	214,548
5,738	Tecumseh Products Co. (Class A)	227,282
3,300	Tennant Co.	127,677
16,621	Terex Corp. (b) (c)	719,689
9,635	The Manitowoc Co., Inc.	389,158
4,701	Thomas Industries, Inc.	186,348
7,426	Toro Co.	657,201
12,625	Trinity Industries, Inc. (c)	355,646
16,327	Unova, Inc. (b) (c)	337,153
4,870	Valmont Industries, Inc.	108,698
11,061	Wabash National Corp. (c)	269,888
12,469	Wabtec Corp.	255,490
7,719	Watts Industries, Inc.	251,717

		13,447,814

	Marine—0.2%
14,367	Alexander & Baldwin, Inc.	591,920
6,984	Kirby Corp. (b)	293,538

		885,458

	Media—2.0%
4,058	4Kids Entertainment, Inc. (b) (c)	89,722
9,931	ADVO, Inc.	371,916

Shares		Value

	Media—(Continued)
10,109	Arbitron, Inc. (b)	$433,676
16,724	Catalina Marketing Corp. (c)	433,152
109,138	Charter Communications, Inc. (c)	174,621
2,356	Courier Corp. (c)	123,549
15,336	Cumulus Media, Inc. (b)	218,538
5,471	Digital Theater Systems, Inc. (b) (c)	99,080
15,803	Emmis Communications Corp. (Class A) (b) (c)	303,734
15,804	Entravision Communications Corp. (Class A) (b)	140,181
2,146	Fisher Communications, Inc.	110,970
14,290	Gray Television, Inc. (c)	206,776
17,526	Harris Interactive, Inc. (b) (c)	80,795
18,396	Hollinger International, Inc.	200,516
15,080	Insight Communications, Inc. (b)	178,698
6,619	Journal Communications, Inc.	109,544
13,471	Journal Register Co. (b)	224,966
5,899	Liberty Corp. (c)	239,204
9,565	LIN TV Corp. (Class A) (b) (c)	161,935
4,834	LodgeNet Entertainment Corp. (b)	91,073
3,998	Martha Stewart Living Omnimedia, Inc. (b) (c)	90,315
21,028	Mediacom Communications Corp. (b) (c)	137,523
9,152	Playboy Enterprises, Inc. (Class B) (b) (c)	118,061
43,698	Primedia, Inc. (b)	190,086
2,735	Pulitzer, Inc. (c)	174,302
7,528	R. H. Donnelley Corp. (b)	437,301
11,681	Regent Communications, Inc. (b)	62,493
5,839	Saga Communications, Inc. (b)	94,008
3,659	Salem Communications Corp. (Class A) (b)	75,375
9,684	Scholastic Corp. (b) (c)	357,243
14,985	Sinclair Broadcast Group, Inc. (b) (c)	120,330
6,632	Source Interlink Cos., Inc. (b) (c)	74,610
11,410	Spanish Broadcasting Systems, Inc. (b)	117,067
33,004	The Reader’s Digest Association, Inc. (Class A)	571,299
2,927	Thomas Nelson, Inc.	69,224
20,917	TiVo, Inc. (b) (c)	108,141
17,356	Valassis Communications, Inc. (b)	606,766
4,291	World Wrestling Entertainment, Inc. (b)	51,492

		7,448,282

	Metals & Mining—2.1%
35,208	AK Steel Holding Corp. (b)	389,400
8,477	Aleris International, Inc. (b)	211,501
31,569	Allegheny Technologies, Inc.	761,129
9,823	Alpha Natural Resources, Inc. (b)	281,625
6,834	AMCOL International Corp. (c)	128,206
6,088	Brush Engineered Material, Inc. (b)	115,855
8,386	Carpenter Technology Corp.	498,212
6,485	Century Aluminum Co.	196,236
7,412	Cleveland Cliffs, Inc. (c)	540,112
77,483	Coeur D’Alene Mines Corp. (c)	284,363
18,803	Commercial Metals Co. (c)	637,234
4,983	Compass Minerals International, Inc.	126,817
7,901	Foundation Coal Holdings, Inc.	185,753
7,620	Gibraltar Industries, Inc. (c)	167,172
38,880	Hecla Mining Co. (c)	213,062
5,790	Metal Management, Inc.	148,687
6,635	Metals USA, Inc. (b) (c)	129,980

See accompanying notes to schedule of investments.

MSF-114

Metropolitan Series Fund, Inc.

Russell 2000 Index Portfolio

Schedule of Investments as of March 31, 2005 (Unaudited)

Common Stocks—(Continued)

Shares		Value

	Metals & Mining—(Continued)
5,614	NN, Inc.	$69,164
6,060	NS Group, Inc. (b)	190,345
11,138	Oregon Steel Mills, Inc. (b) (c)	256,174
7,989	Quanex Corp.	425,973
5,285	Royal Gold, Inc. (c)	96,874
6,797	RTI International Metals, Inc. (b)	159,050
7,775	Ryerson Tull, Inc. (c)	98,509
6,346	Schnitzer Steel Industries, Inc. (c)	214,051
12,426	Steel Dynamics, Inc. (c)	428,076
3,366	Steel Technologies, Inc. (c)	80,750
12,963	Stillwater Mining Co. (b)	127,686
2,203	Titanium Metals Corp. (b) (c)	79,308
26,522	USEC, Inc. (c)	431,778
2,651	Wheeling Pittsburgh Corp.	82,314

		7,755,396

	Multi-Utilities—0.3%
74,687	Aquila, Inc. (b) (c)	286,051
17,428	Avista Corp.	304,990
144,105	Calpine Corp. (b) (c)	403,494

		994,535

	Multiline Retail—0.2%
15,777	99 Cents Only Stores (b) (c)	207,783
13,765	Fred’s, Inc. (Class A) (c)	236,345
11,187	ShopKo Stores, Inc. (b)	248,575
8,286	Tuesday Morning Corp. (b) (c)	239,217

		931,920

	Oil & Gas—3.8%
5,627	Berry Petroleum Co. (b)	289,509
4,375	Bill Barrett Corp. (b)	126,481
7,247	Brigham Exploration Co. (c)	66,890
10,909	Cabot Oil & Gas Corp.	601,631
4,125	Callon Petroleum Co. (b) (c)	64,103
8,875	Cheniere Energy, Inc. (c)	572,526
13,726	Cimarex Energy Co. (b) (c)	535,314
11,541	Comstock Resources, Inc. (b)	331,688
8,502	Delta Petroleum Corp. (c)	123,619
18,128	Denbury Resources, Inc. (b)	638,649
4,235	Edge Petroleum Corp. (c)	70,132
8,589	Encore Aquisition Co. (b)	354,726
9,204	Energy Partners, Ltd. (b)	239,028
16,683	Forest Oil Corp. (b)	675,662
8,619	Frontier Oil Corp.	312,525
11,798	FX Energy, Inc. (c)	134,969
3,544	Giant Industries, Inc. (b)	91,081
6,432	Holly Corp.	239,721
4,008	Houston Exploration Co. (b)	228,256
14,934	KCS Energy, Inc. (b)	229,386
28,265	Magnum Hunter Resources, Inc. (b)	455,349
6,027	McMoran Exploration Co. (b) (c)	121,143
19,468	Meridian Resource Corp. (b) (c)	100,455
13,199	Mission Resources Corp. (c)	93,449
9,375	Overseas Shipholding Group, Inc.	589,781
5,791	Penn Virginia Corp.	265,807

Shares		Value

	Oil & Gas—(Continued)
5,229	Petroleum Development Corp.	$197,081
25,043	Plains Exploration & Production Co. (b)	874,001
10,302	Quicksilver Resources, Inc. (b) (c)	502,017
27,003	Range Resources Corp. (c)	630,790
6,868	Remington Oil Gas Corp. (b)	216,479
5,263	Resource America, Inc.	184,442
11,686	Southwestern Energy Co. (b)	663,297
8,980	Spinnaker Exploration Co. (b)	319,059
9,540	St. Mary Land & Exploration Co.	477,477
8,136	Stone Energy Corp. (b)	395,166
10,128	Swift Energy Co. (b) (c)	288,040
21,765	Tesoro Petroleum Corp. (b) (c)	805,740
7,455	TransMontaigne, Inc. (b)	59,640
17,552	Vintage Petroleum, Inc.	552,186
4,296	W&T Offshore, Inc. (b)	89,185
5,791	Warren Resources, Inc. (b)	62,137
8,967	Whiting Petroleum Corp.	365,674

		14,234,291

	Paper & Forest Products—0.4%
8,960	Buckeye Technologies, Inc. (b)	96,768
3,743	Deltic Timber Corp. (b)	146,352
9,400	Glatfelter	138,650
5,609	Pope & Talbot, Inc.	98,606
10,304	Potlatch Corp. (c)	485,009
5,245	Schweitzer-Mauduit International, Inc. (c)	175,970
14,665	Wausau-Mosinee Paper Corp.	207,363

		1,348,718

	Personal Products—0.4%
5,452	Chattem, Inc. (b) (c)	242,450
7,262	Elizabeth Arden, Inc. (b)	172,400
12,513	Harvest Natural Resources, Inc. (c)	148,779
4,832	Mannatech, Inc. (c)	94,466
16,776	NU Skin Enterprises, Inc. (c)	377,628
15,273	Playtex Products, Inc. (b) (c)	137,457
47,536	Revlon, Inc. (c)	136,904
3,582	USANA Health Sciences, Inc. (c)	169,429

		1,479,513

	Pharmaceuticals—1.7%
7,591	Able Laboratories, Inc. (c)	178,085
13,429	Adolor Corp. (b) (c)	133,484
33,054	Alkermes, Inc. (b) (c)	343,100
13,761	Alpharma, Inc. (c)	169,535
7,941	Antigenics, Inc. (b) (c)	53,205
21,812	Ariad Pharmaceuticals, Inc. (b) (c)	122,147
12,957	AtheroGenics, Inc. (c)	169,607
1	Bentley Pharmaceuticals, Inc. (b) (c)	7
7,003	Bone Care International, Inc. (b)	181,658
11,816	Connetics Corp. (b) (c)	298,827
9,721	Cypress Biosciences, Inc.	88,850
24,113	Discovery Laboratories, Inc. (c)	135,756
7,754	DOV Pharmaceutical, Inc. (c)	106,075
8,584	First Horizon Pharmaceutical (b) (c)	144,898
5,381	HealthExtras, Inc. (b) (c)	89,594

See accompanying notes to schedule of investments.

MSF-115

Metropolitan Series Fund, Inc.

Russell 2000 Index Portfolio

Schedule of Investments as of March 31, 2005 (Unaudited)

Common Stocks—(Continued)

Shares		Value

	Pharmaceuticals—(Continued)
18,457	Impax Laboratories, Inc. (b) (c)	$295,312
15,703	Inspire Pharmaceutical, Inc. (b) (c)	128,136
12,272	K-V Pharmaceutical Co. (Class A) (b) (c)	284,710
23,637	Ligand Pharmaceuticals, Inc. (Class B) (b) (c)	135,440
4,398	Mannkind Corp. (c)	62,584
3,376	Nitromed, Inc. (c)	58,439
9,988	Noven Pharmaceuticals, Inc. (b)	169,396
12,013	NPS Pharmaceuticals, Inc. (b) (c)	151,604
15,186	Pain Therapeutics, Inc. (b) (c)	77,145
1	Palatin Technologies, Inc. (b)	2
12,327	Par Pharmaceutical Resources., Inc. (b) (c)	412,215
9,561	Penwest Pharmaceuticals Co. (b) (c)	118,174
21,707	Perrigo Co.	415,689
6,732	Pharmacyclics, Inc. (b) (c)	54,058
4,783	Pharmion Corp. (b)	138,707
13,938	Salix Pharmaceuticals, Ltd. (c)	229,838
11,996	Star Scientific, Inc. (b)	63,459
17,685	Supergen, Inc. (b) (c)	85,949
16,504	The Medicines Co. (b) (c)	373,981
4,867	Trimeris, Inc. (b) (c)	54,802
31,034	Valeant Pharmaceuticals International, Inc.	698,886
15,418	Zila, Inc. (c)	62,289

		6,285,643

	Real Estate—7.0%
16,861	Aames Investment, Corp.	138,260
8,031	Acadia Realty Trust (REIT)	129,138
8,033	Affordable Residential Communities (REIT) (c)	101,617
712	Alexander’s, Inc. (REIT) (b) (c)	171,948
6,301	Alexandria Real Estate Equities, Inc. (REIT)	405,658
3,997	American Campus Communities, Inc. (REIT) (c)	83,937
36,470	American Financial Realty Trust (REIT)	533,556
12,547	American Home Mortgage Investment Corp. (REIT)	359,346
8,125	AMLI Residential Properties Trust (REIT)	222,544
17,065	Anthracite Capital, Inc. (REIT)	190,104
18,814	Anworth Mortgage Asset Corp.	179,674
2,373	Arbor Realty Trust, Inc. (REIT) (c)	58,732
9,283	Ashford Hospitality Trust, Inc. (REIT)	94,687
1,399	Avatar Holding, Inc. (b) (c)	65,543
4,713	Bedford Property Investors, Inc. (REIT) (c)	102,885
6,579	Bimini Mortgage Management, Inc. (Class A) (REIT) (c)	91,119
10,300	BioMed Realty Trust, Inc. (REIT)	212,180
5,473	Bluegreen Corp. (b) (c)	70,328
15,984	Brandywine Realty Trust (REIT) (b)	453,946
12,148	Capital Automotive (REIT)	402,342
7,524	Capital Lease Funding, Inc.	83,140
4,803	Capital Trust, Inc. (REIT) (c)	159,364
4,958	Capstead Mortgage Corp. (REIT) (c)	42,391
18,072	CarrAmerica Realty Corp. (REIT)	570,172
8,042	CB Richard Ellis Group, Inc. (b)	281,390
5,543	Cedar Shopping Centers, Inc. (REIT) (c)	78,932
6,234	Colonial Properties Trust (REIT) (c)	239,448
18,295	Commercial Net Lease Realty (REIT) (c)	337,543
2,042	Consolidated Tomoka Land Co. (c)	116,864
15,065	Cornerstone Realty Income Trust, Inc. (REIT)	149,445

Shares		Value

	Real Estate—(Continued)
11,969	Corporate Office Properties Trust (REIT)	$316,939
3,708	Correctional Properties Trust (REIT) (c)	93,627
11,460	Cousins Properties, Inc. (REIT) (c)	296,470
10,230	CRT Properties, Inc. (REIT)	222,809
6,160	Digital Realty Trust, Inc. (REIT) (c)	88,519
7,662	EastGroup Properties, Inc. (REIT)	288,857
19,500	ECC Capital Corp. (REIT)	117,000
6,499	Education Realty Trust, Inc. (REIT)	108,078
8,278	Entertainment Properties Trust (REIT) (c)	342,958
16,699	Equity Inns, Inc. (REIT)	184,190
6,932	Equity Lifestyle Properties, Inc. (REIT) (c)	244,353
11,128	Equity One, Inc. (REIT)	229,126
7,949	Essex Property Trust, Inc. (REIT)	549,276
6,621	Extra Space Storage, Inc. (c)	89,384
18,657	FelCor Lodging Trust, Inc. (REIT) (c)	231,907
16,134	Fieldstone Investment Corp. (REIT)	234,266
13,380	First Industrial Realty Trust, Inc. (REIT) (c)	506,165
9,807	Gables Residential Trust (REIT) (c)	326,573
6,406	Getty Realty Corp. (REIT) (c)	163,673
10,576	Glenborough Realty Trust, Inc. (REIT)	202,213
12,905	Glimcher Realty Trust (REIT) (c)	305,848
3,174	Global Signal, Inc. (REIT) (c)	95,093
8,806	GMH Communities Trust (REIT)	103,118
6,482	Government Properties Trust, Inc. (REIT) (c)	64,561
4,605	Gramercy Capital Corp. (REIT)	89,798
15,849	Healthcare Realty Trust, Inc. (REIT)	577,538
8,714	Heritage Property Investment Trust, Inc. (REIT) (c)	258,632
11,307	Highland Hospitality Corp. (REIT)	117,027
17,855	Highwoods Properties, Inc. (REIT)	478,871
10,639	Home Properties, Inc. (REIT)	412,793
14,194	HomeBanc Corp. (REIT) (c)	125,475
24,160	IMPAC Mortage Holdings, Inc. (REIT) (c)	463,389
14,497	Innkeepers USA Trust (REIT) (c)	187,156
17,823	Investors Real Estate Trust (REIT) (c)	166,289
10,381	Jones Lang LaSalle, Inc. (b) (c)	484,274
9,173	Kilroy Realty Corp. (REIT)	375,267
5,661	Kite Realty Group Trust (REIT)	81,518
8,485	Kramont Realty Trust (REIT)	198,549
10,004	LaSalle Hotel Properties (REIT)	290,616
17,179	Lexington Corporate Properties Trust (REIT)	376,907
4,753	LTC Properties, Inc. (REIT)	82,465
11,837	Luminent Mortgage Capital, Inc. (c)	129,970
10,875	Maguire Properties, Inc. (REIT)	259,695
27,812	MeriStar Hospitality Corp. (REIT)	194,684
29,829	MFA Mortgage Investment, Inc. (REIT)	226,999
5,736	Mid-America Apartment Communities, Inc. (REIT)	209,364
6,339	Mission West Properties, Inc. (REIT) (c)	67,193
8,588	National Health Investors, Inc. (REIT) (b)	223,116
22,143	Nationwide Health Properties, Inc. (REIT) (c)	447,510
15,395	New Century Financial Corp. (REIT)	720,794
13,115	Newcastle Investment Corp. (REIT)	388,204
8,758	Novastar Financial, Inc. (REIT) (c)	315,376
19,318	Omega Healthcare Investors, Inc. (REIT)	212,112
4,727	Parkway Properties, Inc. (REIT)	220,751
10,295	Pennsylvania Real Estate Investment Trust (REIT)	415,094
12,685	Post Properties, Inc. (REIT)	393,742

See accompanying notes to schedule of investments.

MSF-116

Metropolitan Series Fund, Inc.

Russell 2000 Index Portfolio

Schedule of Investments as of March 31, 2005 (Unaudited)

Common Stocks—(Continued)

Shares		Value

	Real Estate—(Continued)
15,516	Prentiss Properties Trust (REIT)	$530,027
4,969	PS Business Parks, Inc. (REIT)	200,251
9,571	RAIT Investment Trust (REIT)	256,694
4,666	Ramco-Gershenson Properties Trust (REIT) (c)	126,682
26,335	Realty Income Corp. (REIT) (c)	602,545
6,240	Redwood Trust, Inc. (REIT) (c)	319,363
3,616	Saul Centers, Inc. (REIT)	115,712
17,480	Saxon Capital, Inc. (REIT) (c)	300,656
19,341	Senior Housing Properties Trust (REIT)	322,608
4,943	Sovran Self Storage, Inc. (REIT)	195,891
21,677	Spirit Financial Corp. (REIT)	235,412
6,612	Strategic Hotel Capital, Inc. (REIT) (c)	97,196
6,120	Sun Communities, Inc. (REIT)	219,096
8,192	Sunstone Hotels, Inc. (REIT)	175,718
8,784	Tanger Factory Outlet Centers, Inc. (REIT)	193,248
3,386	Tarragon Corp. (b) (c)	68,363
16,556	Taubman Centers, Inc. (REIT)	459,263
5,764	The Town & Country Trust (REIT) (c)	152,458
10,225	Trammell Crow Co. (b)	210,328
8,052	Trustreet Properties, Inc. (REIT) (b) (c)	123,920
9,512	U-Store-It Trust (REIT) (c)	165,509
3,614	Universal Health Realty Income Trust, Inc. (REIT) (c)	102,096
6,696	Urstadt Biddle Properties, Inc. (REIT) (c)	102,114
13,659	Washington Real Estate Investment Trust (REIT) (c)	392,696
7,812	Winston Hotels, Inc. (REIT) (c)	91,400

		26,481,650

	Road & Rail—1.4%
7,727	Arkansas Best Corp. (b) (c)	291,926
3,030	Covenant Transport, Inc. (b)	53,328
8,318	Dollar Thrifty Automotive Group, Inc. (b)	272,664
6,933	Florida East Coast Indiana, Inc.	294,514
6,063	Genesee & Wyoming, Inc. (b)	157,092
14,851	Heartland Express, Inc. (b) (c)	284,397
20,472	Kansas City Southern Industries, Inc. (b) (c)	394,291
11,998	Knight Transportation, Inc. (b) (c)	295,991
34,465	Laidlaw International, Inc. (b)	716,872
19,986	Landstar System, Inc. (b) (c)	654,541
3,152	Marten Transport, Ltd. (b) (c)	67,232
5,547	Old Dominion Freight Line, Inc. (b)	172,789
9,020	Pacer International, Inc.	215,488
2,239	PDI, Inc.	45,899
12,004	RailAmerica, Inc. (b) (c)	149,810
4,969	SCS Transportation, Inc.	92,374
15,956	Swift Transportation Co., Inc. (b) (c)	353,266
9,070	USF Corp.	437,718
15,392	Werner Enterprises, Inc.	299,067

		5,249,259

	Semiconductor & Semiconductor Equipment—3.0%
8,453	Actel Corp. (b)	130,007
3,170	ADE Corp. (b) (c)	70,374
10,550	Advanced Energy Industries, Inc. (b)	102,019
10,109	AMIS Holdings, Inc. (b)	114,131
16,323	Asyst Technologies, Inc. (b) (c)	78,187
10,471	ATMI, Inc. (b) (c)	262,194

Shares		Value

	Semiconductor & Semiconductor Equipment—(Continued)
6,196	August Technology Corp. (b)	$72,617
34,912	Axcelis Technologies, Inc. (b)	254,858
15,356	Brooks Automation, Inc. (b)	233,104
7,983	Cabot Microelectronics Corp. (b) (c)	250,507
34,721	Cirrus Logic, Inc. (b)	156,939
6,914	Cohu, Inc.	110,278
30,683	Credence Systems Corp. (b) (c)	242,703
13,252	Cymer, Inc. (b)	354,756
2,821	Diodes, Inc. (b)	76,534
9,744	DSP Group, Inc. (b)	251,005
4,891	Dupont Photomasks, Inc. (b) (c)	130,443
27,562	Emulex Corp. (b)	519,268
14,120	Entegris, Inc. (b)	139,647
11,737	ESS Technology, Inc. (b) (c)	61,854
14,200	Exar Corp. (b)	190,280
7,395	FEI Co. (b) (c)	171,194
8,975	FormFactor, Inc. (b) (c)	203,194
12,064	Genesis Microchip, Inc. (c)	174,325
9,273	Helix Technology Corp.	143,453
37,464	Integrated Device Technology, Inc. (b)	450,692
12,062	Integrated Silicon Solution, Inc. (b) (c)	80,815
6,862	IXYS Corp. (b)	78,501
22,880	Kopin Corp. (b)	70,242
17,667	Kulicke & Soffa Industries, Inc. (b) (c)	111,125
35,882	Lattice Semiconductor Corp. (b) (c)	192,686
20,347	LTX Corp. (b) (c)	90,341
13,025	Mattson Technology, Inc. (b) (c)	103,419
21,960	Micrel, Inc. (b)	202,471
20,544	Microsemi Corp. (b)	334,662
16,160	Microtune, Inc. (b)	69,650
33,697	Mindspeed Technologies, Inc.	75,144
13,635	MIPS Technologies, Inc. (b)	156,803
10,424	MKS Instruments, Inc. (b)	165,533
13,263	Mykrolis Corp.	189,661
18,388	OmniVision Technologies, Inc. (b) (c)	278,578
38,899	ON Semiconductor Corp. (b) (c)	153,651
5,114	PDF Solutions, Inc.	71,596
6,962	Pericom Semiconductor Corp. (b) (c)	59,664
10,968	Photronics, Inc. (b)	198,521
13,479	Pixelworks, Inc. (b)	109,854
6,528	PLX Technology, Inc. (b) (c)	68,544
2,502	PortalPlayer, Inc. (b)	57,121
9,121	Power Integrations, Inc. (b) (c)	190,538
60,946	RF Micro Devices, Inc. (b) (c)	318,138
3,886	Rudolph Technologies, Inc. (b)	58,523
5,705	Semitool, Inc. (b)	58,191
7,937	Sigmatel, Inc. (b)	297,082
29,275	Silicon Image, Inc. (b)	294,506
28,215	Silicon Storage Technology, Inc. (b)	104,960
2,089	Siliconix, Inc. (b)	73,700
53,229	Skyworks Solutions, Inc. (b)	338,004
6,018	Standard Microsystems Corp. (b) (c)	104,472
3,144	Supertex, Inc. (b)	57,567
9,118	Tessera Technologies, Inc. (b)	394,171
6,244	Trident Microsystems, Inc. (b) (c)	110,394
47,255	TriQuint Semiconductor, Inc. (b)	159,722
7,164	Ultratech Stepper, Inc. (b) (c)	104,594

See accompanying notes to schedule of investments.

MSF-117

Metropolitan Series Fund, Inc.

Russell 2000 Index Portfolio

Schedule of Investments as of March 31, 2005 (Unaudited)

Common Stocks—(Continued)

Shares		Value

	Semiconductor & Semiconductor Equipment—(Continued)
12,816	Varian Semiconductor Equipment, Inc. (b)	$487,136
72,887	Vitesse Semiconductor Corp. (b) (c)	195,337
14,401	Zoran Corp. (b)	149,050

		11,359,230

	Software—3.5%
7,677	Advent Software, Inc. (b) (c)	139,568
8,713	Allscripts Heathcare Solutions, Inc. (b) (c)	124,596
6,720	Altiris, Inc. (b) (c)	160,272
4,748	American Reprographics Co. (b)	68,134
2,482	Ansoft Corp. (b)	66,964
10,174	ANSYS, Inc.	348,053
20,569	Ascential Software Corp. (b)	381,144
12,519	Aspen Technology, Inc. (b) (c)	71,108
30,430	Borland Software Corp. (b)	247,092
2,699	Catapult Communications Corp. (b)	57,624
2,512	Computer Programs & Systems, Inc.	70,537
5,421	Concord Communications, Inc. (b) (c)	54,861
7,655	Concur Technologies, Inc.	62,159
9,466	Cybersource Corp. (b) (c)	48,750
26,298	E. Piphany, Inc. (b)	93,358
13,688	Eclipsys Corp. (b)	211,890
7,079	Embarcadero Technologies, Inc. (b) (c)	46,651
30,629	Entrust, Inc. (b)	114,859
14,628	Epicor Software Corp. (b) (c)	191,627
4,544	EPIQ System, Inc. (b) (c)	58,981
9,762	FactSet Research Systems, Inc. (c)	322,244
13,487	FalconStor Software, Inc. (c)	80,517
3,508	Faro Technologies, Inc.	82,578
13,639	Filenet Corp. (b)	310,696
13,312	Hyperion Solutions Corp. (b) (c)	587,192
27,709	Informatica Corp. (b)	229,153
100,372	Internap Network Services Corp. (b)	59,219
11,469	Intervoice, Inc. (b)	128,797
9,136	Ivillage, Inc. (b) (c)	55,638
9,424	JDA Software Group, Inc. (b) (c)	132,313
14,841	KFX, Inc. (c)	198,869
10,086	Kronos, Inc. (b)	515,495
18,216	Lawson Software, Inc. (b) (c)	107,474
17,819	Macrovision Corp. (b) (c)	406,095
7,910	Magma Design Automation, Inc. (b) (c)	93,892
9,679	Manhattan Associates, Inc. (b) (c)	197,161
11,229	MAPICS, Inc.	142,945
6,753	MapInfo Corp. (b)	81,306
27,351	Mentor Graphics Corp. (b) (c)	374,709
3,753	Merge Technologies, Inc. (c)	65,865
25,452	Micromuse, Inc. (b)	115,298
10,604	Micros Systems, Inc. (b)	389,273
4,638	MicroStrategy, Inc. (b)	251,704
6,430	MRO Software, Inc. (b) (c)	90,213
18,957	NETIQ Corp. (b)	216,678
3,947	Open Solutions, Inc. (b) (c)	78,269
10,674	Packeteer, Inc. (b) (c)	164,273
90,003	Parametric Technology Corp. (b)	503,117
7,725	Plato Learning, Inc. (b)	60,255
10,500	Progress Software Corp. (b)	275,310

Shares		Value

	Software—(Continued)
2,304	Quality Systems, Inc. (c)	$97,551
16,049	Quest Software, Inc. (b) (c)	222,118
22,826	RSA Security, Inc. (b)	361,792
1	Saflink Corp. (b)	2
8,748	SafeNet, Inc. (b) (c)	256,404
4,042	Salesforce.com, Inc. (b)	60,590
26,265	ScanSoft, Inc. (c)	97,706
3,219	Schawk, Inc.	58,747
7,904	SeaChange International, Inc. (b) (c)	102,357
12,086	Secure Computing Corp. (b) (c)	103,577
8,957	Serena Software, Inc. (b) (c)	212,818
5,380	Sonic Solutions, Inc. (c)	80,969
6,730	SPSS, Inc. (b)	117,035
5,991	SS&C Technologies, Inc. (c)	136,595
14,659	Take-Two Interactive Software, Inc. (b) (c)	573,167
6,732	TALX Corp. (b)	122,253
5,243	The Ultimate Software Group, Inc. (b) (c)	83,783
12,229	THQ, Inc. (b) (c)	344,124
13,394	Transaction Systems Architects, Inc. (Class A) (b)	310,071
3,829	Verint Systems, Inc. (b)	133,785
9,757	Verity, Inc. (b)	92,204
25,836	Wind River Systems, Inc. (b) (c)	389,607
8,377	Witness Systems, Inc. (b)	147,016

		13,039,047

	Specialty Retail—3.4%
4,205	A.C. Moore Arts & Crafts, Inc. (b) (c)	112,105
12,801	Aaron Rents, Inc. (Class B)	256,020
18,468	Aeropostale, Inc. (b) (c)	604,827
2,725	America’s Car-Mart, Inc. (c)	95,539
3,985	Asbury Automotive Group, Inc. (b)	61,369
3,111	Bebe Stores, Inc. (c)	105,618
6,591	Big 5 Sporting Goods Corp.	162,798
6,538	Brookstone, Inc. (b) (c)	106,046
3,295	Buckle, Inc. (b)	115,028
2,752	Build-A-Bear-Workshop, Inc. (b) (c)	84,349
5,116	Building Materials Holdings Corp. (b) (c)	227,560
6,057	Burlington Coat Factory Warehouse Corp. (b)	173,836
10,164	Casual Male Retail Group, Inc. (b)	65,964
6,466	Cato Corp.	208,528
4,248	Charlotte Russe Holding, Inc. (b)	54,884
36,594	Charming Shoppes, Inc. (b) (c)	297,509
11,991	Christopher & Banks Corp. (c)	211,042
7,641	Cost Plus, Inc. (b) (c)	205,390
14,942	CSK Auto Corp. (b)	263,726
10,852	Dick’s Sporting Goods, Inc. (b) (c)	398,594
8,168	Dress Barn, Inc. (b) (c)	148,821
4,422	Electronics Boutique Holding Corp. (b)	190,013
13,663	GameStop Corp. (b)	304,685
7,205	Genesco, Inc. (b) (c)	204,766
7,543	Goody’s Family Clothing, Inc.	68,113
7,642	Group 1 Automotive, Inc. (b)	200,985
8,639	Guitar Center, Inc. (b) (c)	473,676
4,608	Hancock Fabrics, Inc. (c)	34,284
5,275	Haverty Furniture Cos., Inc.	80,444
7,557	Hibbett Sporting Goods, Inc. (b)	227,012

See accompanying notes to schedule of investments.

MSF-118

Metropolitan Series Fund, Inc.

Russell 2000 Index Portfolio

Schedule of Investments as of March 31, 2005 (Unaudited)

Common Stocks—(Continued)

Shares		Value

	Specialty Retail—(Continued)
19,040	Hollywood Entertainment Corp. (b)	$250,757
16,778	Hot Topic, Inc. (b) (c)	366,599
6,543	Jo Ann Stores, Inc.	183,793
4,389	Jos. A. Bank Clothiers, Inc. (c)	128,598
15,869	Linens ‘N Things, Inc. (b)	394,027
4,339	Lithia Motors, Inc. (Class A) (b) (c)	111,122
3,841	MarineMax, Inc. (c)	119,762
3,183	Monro Muffler Brake, Inc.	82,153
9,750	Movie Gallery, Inc.	279,630
3,087	New York & Co., Inc.	61,956
4,158	Party City Corp. (b)	60,873
22,806	Payless Shoesource, Inc. (b)	360,107
18,411	Pep Boys-Manny Moe & Jack (c)	323,665
11,995	Rent-Way, Inc. (b) (c)	98,359
3,389	Rush Enterprises, Inc. (b)	57,139
11,658	Select Comfort Corp. (c)	238,290
3,126	Sharper Image Corp. (c)	51,923
9,745	Sonic Automotive, Inc.	221,309
6,031	Stage Stores, Inc.	231,530
9,522	Stein Mart, Inc. (b)	214,245
6,663	TBC Corp.	185,631
11,157	The Bombay Co., Inc. (c)	59,132
5,550	The Children’s Place Retail Stores, Inc. (b)	265,012
13,612	The Finish Line, Inc. (Class A) (c)	315,118
9,692	The Gymboree Corp. (b) (c)	121,538
10,342	The Men’s Wearhouse, Inc. (b)	436,536
7,197	The Sports Authority, Inc. (b) (c)	197,918
12,243	Too, Inc. (b)	302,035
10,197	Tractor Supply Co. (b) (c)	445,099
7,783	Trans World Entertainment Corp. (b) (c)	114,644
6,364	United Auto Group, Inc. (b)	177,110
3,991	West Marine, Inc. (b) (c)	84,849
17,696	Zale Corp. (b)	525,925

		12,809,915

	Textiles, Apparel & Luxury Goods—1.0%
6,358	Brown Shoe Co., Inc. (b)	217,889
2,235	Carter’s, Inc. (b)	88,841
2,327	Cherokee, Inc. (c)	77,908
3,013	Deckers Outdoor Corp. (c)	107,685
6,509	DHB Industries, Inc. (c)	57,279
4,996	Guess?, Inc. (c)	68,445
7,913	Hartmarx Corp.	75,490
9,373	K-Swiss, Inc. (c)	309,590
9,059	Kellwood Co.	260,809
2,769	Kenneth Cole Productions, Inc. (b)	80,689
4,534	Movado Group, Inc.	83,879
2,368	OshKosh B’Gosh, Inc.	72,224
4,440	Oxford Industries, Inc. (c)	162,460
8,966	Phillips Van Heusen Corp.	238,854
19,037	Quiksilver, Inc. (b)	552,644
9,455	Russell Corp.	170,946
6,446	Skechers U. S. A., Inc. (b)	99,784
3,352	Steven Madden, Ltd. (b)	55,945
13,783	Stride Rite Corp.	183,314
14,705	The Warnaco Group, Inc.	353,508

Shares		Value

	Textiles, Apparel & Luxury Goods—(Continued)
3,018	UniFirst Corp.	$120,418
19,941	Wolverine World Wide, Inc.	427,336

		3,865,937

	Thrifts & Mortgage Finance—1.9%
5,304	Accredited Home Lenders Holding Co.	192,164
6,914	Anchor Bancorp Wisconsin, Inc. (b)	194,353
4,713	Bank United Corp. (i)	0
14,201	BankAtlantic Bancorp, Inc. (Class A) (c)	247,097
8,289	BankUnited Financial Corp. (b) (c)	222,643
1,717	Berkshire Hill Bancorp, Inc.	57,949
19,909	Brookline Bancorp, Inc. (c)	296,644
13,876	Charter Municipal Mortgage Acceptance Co.	298,334
4,055	Citizens First Bancorp, Inc. (c)	90,589
4,664	Clifton Savings Bancorp (c)	52,237
4,717	Coastal Financial Corp. (c)	70,944
12,204	Commercial Capital Bancorp, Inc. (c)	248,351
14,380	Commercial Federal Corp.	397,607
10,912	Dime Community Bancorp, Inc. (b) (c)	165,862
6,262	Downey Financial Corp.	385,301
2,819	Federal Agricultural Mortage Corp. (b)	49,304
6,991	Fidelity Bankshares, Inc.	160,653
41,997	First Niagara Financial Group, Inc.	554,780
5,245	First Place Financial Corp.	95,983
6,033	FirstFed Financial Corp. (b)	307,743
10,415	Flagstar Bancorp, Inc. (c)	203,613
5,115	Flushing Financial Corp.	93,093
3,600	Franklin Bank Corp. (b)	62,100
3,939	Gladstone Capital Corp. (c)	83,586
6,820	Harbor Florida Bancshares, Inc. (b) (c)	232,562
3,556	Horizon Financial Corp.	66,782
1,943	ITLA Capital Corp. (c)	97,072
9,880	KNBT Bancorp	151,164
9,677	MAF Bancorp, Inc.	401,983
6,125	Northwest Bancorp, Inc.	131,136
2,840	OceanFirst Financial Corp.	65,235
13,008	Ocwen Financial Corp. (b) (c)	104,975
10,422	Partners Trust Financial Group, Inc.	110,473
6,468	PFF Bancorp, Inc. (b)	178,517
15,103	Provident Bancorp, Inc. (c)	184,861
1,779	Provident Financial Holdings, Inc.	52,907
23,670	Provident Financial Services, Inc.	404,757
7,637	Sterling Financial Corp. (Washington)	272,641
7,148	TierOne Corp. (c)	167,978
9,993	United Community Financial Corp. (c)	110,822
2,138	WSFS Financial Corp.	112,373

		7,377,168

	Tobacco—0.2%
14,141	Dimon, Inc. (c)	88,381
4,780	Standard Commercial Corp.	88,908
8,916	Universal Corp.	408,085
8,891	Vector Group, Ltd. (c)	136,744

		722,118

See accompanying notes to schedule of investments.

MSF-119

Metropolitan Series Fund, Inc.

Russell 2000 Index Portfolio

Schedule of Investments as of March 31, 2005 (Unaudited)

Common Stocks—(Continued)	Short Term Investments—4.4%

Shares		Value

	Trading Companies & Distributors—0.3%
9,084	Applied Industrial Technologies, Inc.	$247,085
7,749	Aviall, Inc. (b)	216,972
1,405	Lawson Products, Inc.	65,754
13,845	United Rentals, Inc. (b) (c)	279,808
7,183	Watsco, Inc.	302,404

		1,112,023

	Water Utilities—0.2%
6,778	American State Water Co.	171,483
5,594	California Water Service Group (c)	186,672
2,619	Connecticut Water Service, Inc. (c)	65,318
3,736	Middlesex Water Co. (c)	67,808
2,310	SJW Corp.	81,150
5,513	Southwest Water Co. (c)	57,501

		629,932

	Wireless Telecommunication Services—0.4%
34,451	Alamosa Holdings, Inc. (b) (c)	402,043
37,234	Dobson Communications Corp. (b)	75,213
3,805	EMS Technologies, Inc. (b)	51,748
6,025	Novatel Wireless, Inc. (b)	64,769
12,775	Price Communications Corp. (b)	223,562
13,967	SBA Communications Corp. (b) (c)	127,938
6,127	Syniverse Holdings, Inc. (b)	84,552
8,939	USA Mobility, Inc. (b)	289,631
15,443	Wireless Facilities, Inc. (b)	96,519

		1,415,975

	Total Common Stocks (Identified Cost $303,916,692)	361,513,230

Face Amount		Value

	Discount Notes—4.4%
$1,725,000	Federal Home Loan Bank 2.400%, 04/01/05	$1,725,000
2,000,000	Federal National Mortgage Association 2.640%, 05/11/05	1,994,133
4,000,000	Federal National Mortgage Association 2.830%, 06/01/05	3,981,022
2,010,000	Federal National Mortgage Association 2.800%, 06/13/05	1,998,588
7,000,000	Federal National Mortgage Association 2.890%, 06/13/05	6,959,404

		16,658,147

	Total Short Term Investments (Identified Cost $16,658,147)	16,658,147

	Total Investments—100.3% (Identified Cost $320,574,839) (a)	378,171,377
	Other assets less liabilities	(1,309,841)

	Total Net Assets—100%	$376,861,536

Futures Contracts

Futures Contracts Long	Expiration Date	Number of Contracts	Contract Amount	Valuation as of 03/31/05	Unrealized Depreciation
Russell 2000 Index	06/16/05	49	$15,486,695	$15,138,550	$(348,145)

See accompanying notes to schedule of investments.

MSF-120

Metropolitan Series Fund, Inc.

BlackRock Strategic Value Portfolio

Schedule of Investments as of March 31, 2005 (Unaudited)

Common Stocks—98.5% of Total Net Assets

Shares		Value

	Aerospace & Defense—2.7%
147,071	AAR Corp. (b) (c)	$2,000,166
73,000	Alliant Techsystems, Inc. (b)	5,215,850
138,100	Esterline Technologies Corp. (b) (c)	4,771,355
163,800	HEICO Corp. (c)	3,292,380
122,400	Herley Industries, Inc. (b) (c)	2,094,264
146,000	Teledyne Technologies, Inc. (b)	4,569,800
115,600	Triumph Group, Inc. (b)	4,501,464

		26,445,279

	Building Products—0.9%
244,850	Apogee Enterprises, Inc.	3,496,458
131,000	ElkCorp	5,038,260

		8,534,718

	Capital Markets—2.5%
93,900	A.G. Edwards, Inc. (c)	4,206,720
152,800	Affiliated Managers Group, Inc. (b) (c)	9,478,184
142,200	American Capital Strategies, Ltd. (c)	4,466,502
270,700	MCG Capital Corp. (c)	4,164,719
60,900	Nuveen Investments, Inc. (Class A)	2,104,761

		24,420,886

	Chemicals—0.9%
73,909	Cambrex Corp. (c)	1,574,262
39,600	Minerals Technologies, Inc.	2,604,888
386,938	Omnova Solutions, Inc. (b) (c)	2,077,857
110,773	Sensient Technologies Corp.	2,388,266

		8,645,273

	Commercial Banks—2.5%
140,600	City National Corp.	9,816,692
321,700	Sterling Bancshares, Inc.	4,568,140
132,006	TD Banknorth, Inc. (b) (c)	4,123,867
181,600	Trustmark Corp.	5,266,400

		23,775,099

	Commercial Services & Supplies—2.3%
245,400	Heidrick & Struggles International, Inc. (b) (c)	9,023,358
149,809	Learning Tree International, Inc. (b) (c)	2,158,748
116,300	NCO Group, Inc. (b)	2,273,665
167,000	Steelcase, Inc. (c)	2,304,600
184,800	The Brink's Co.	6,394,080

		22,154,451

	Communications Equipment—0.8%
222,000	Anaren, Inc. (b) (c)	2,692,860
186,500	Belden CDT, Inc. (b)	4,142,165
282,300	NMS Communications Corp. (b) (c)	1,211,067

		8,046,092

	Computers & Peripherals—0.4%
224,300	Electronics for Imaging, Inc. (b)	4,001,512

Shares		Value

	Construction & Engineering—1.2%
266,500	Walter Industries, Inc. (c)	$11,339,575

	Construction Materials—0.5%
89,100	Martin Marietta Materials, Inc.	4,982,472

	Consumer Finance—0.3%
137,600	MoneyGram International, Inc.	2,599,264

	Containers & Packaging—4.6%
420,800	Anchor Glass Container Corp. (b) (c)	942,592
284,000	Ball Corp.	11,780,320
201,927	Caraustar Industries, Inc. (b) (c)	2,604,858
681,900	Crown Holdings, Inc. (144A) (b)	10,610,364
350,700	Owens-Illinois, Inc. (b)	8,816,598
217,900	Packaging Corp. of America	5,292,791
204,400	Pactiv Corp. (b)	4,772,740

		44,820,263

	Diversified Telecommunication Services—0.5%
420,700	Premiere Global Services, Inc. (b)	4,762,324

	Electric Utilities—3.5%
193,900	DPL, Inc.	4,847,500
257,500	NorthWestern Energy (c)	6,790,275
497,900	PNM Resources, Inc.	13,283,972
169,900	Westar Energy, Inc.	3,676,636
138,400	Wisconsin Energy Corp.	4,913,200

		33,511,583

	Electrical Equipment—1.6%
127,100	AMETEK, Inc.	5,115,775
76,000	Roper Industries, Inc.	4,978,000
179,900	Thomas & Betts Corp. (b)	5,810,770

		15,904,545

	Electronic Equipment & Instruments—2.5%
182,900	Amphenol Corp. (Class A) (b)	6,774,616
145,900	AVX Corp. (c)	1,787,275
85,440	Excel Technology, Inc. (b) (c)	2,100,115
133,600	Lecroy Corp. (b) (c)	2,288,568
432,557	Technitrol, Inc.	6,453,751
120,403	Technologies Data Corp. (b)	4,462,135

		23,866,460

	Energy Equipment & Services—4.0%
705,700	CMS Energy Corp. (b) (c)	9,202,328
175,900	Core Laboratories NV (b)	4,515,353
160,800	Energen Corp.	10,709,280
398,100	Global Industries, Inc. (b)	3,742,140
627,800	Reliant Resources, Inc. (b)	7,144,364
124,700	Veritas DGC, Inc. (b)	3,736,012

		39,049,477

See accompanying notes to schedule of investments.

MSF-121

Metropolitan Series Fund, Inc.

BlackRock Strategic Value Portfolio

Schedule of Investments as of March 31, 2005 (Unaudited)

Common Stocks—(Continued)

Shares		Value

	Food & Staples Retailing—1.6%
340,300	BJ's Wholesale Club, Inc. (b) (c)	$10,569,718
132,345	Longs Drug Stores Corp. (c)	4,528,846

		15,098,564

	Food Products—4.0%
106,500	American Italian Pasta Co. (Class A) (c)	2,918,100
235,300	Chiquita Brands International, Inc.	6,301,334
212,100	Dean Foods Co. (b)	7,275,030
512,500	Del Monte Foods Co. (b)	5,560,625
316,400	Hain Celestial Group, Inc. (b)	5,897,696
221,600	Ralcorp Holdings, Inc. (b)	10,492,760

		38,445,545

	Gas Utilities—1.2%
226,900	ONEOK, Inc.	6,993,058
109,600	UGI Corp.	4,978,032

		11,971,090

	Health Care Equipment & Supplies—5.1%
132,800	Bausch & Lomb, Inc.	9,734,240
62,200	Cooper Cos., Inc.	4,534,380
99,000	Cytyc Corp. (b)	2,277,990
299,300	DJ Orthopedics, Inc. (b)	7,497,465
113,800	Fisher Scientific International, Inc. (b)	6,477,496
92,100	ICU Medical, Inc. (b) (c)	3,269,550
228,600	STERIS Corp. (b)	5,772,150
180,900	Sybron Dental Specialties, Inc. (b)	6,494,310
178,100	Viasys Healthcare, Inc. (b)	3,398,148

		49,455,729

	Health Care Providers & Services—6.7%
177,400	DaVita, Inc. (b)	7,424,190
1,010,300	Hooper Holmes, Inc.	3,859,346
260,200	Humana, Inc. (b)	8,310,788
200,200	Laboratory Corp. of America Holdings (b)	9,649,640
126,000	LifePoint Hospitals, Inc. (b) (c)	5,523,840
330,100	Province Healthcare Co. (b)	7,952,109
192,200	RehabCare Group, Inc. (b)	5,518,062
837,200	Stewart Enterprises, Inc. (Class A) (c)	5,148,780
219,300	Triad Hospitals, Inc. (b)	10,986,930

		64,373,685

	Hotels, Restaurants & Leisure—3.5%
68,700	Boyd Gaming Corp.	3,582,705
325,900	CKE Restaurants, Inc. (b) (c)	5,165,515
244,100	Gaylord Entertainment Co. (b)	9,861,640
280,400	GTECH Holdings Corp.	6,597,812
105,000	O'Charleys, Inc. (b) (c)	2,282,700
62,200	Papa John's International, Inc. (b) (c)	2,159,584
265,000	Pinnacle Entertainment, Inc. (b)	4,425,500

		34,075,456

Shares		Value

	Household Durables—0.9%
390,300	Champion Enterprises, Inc. (b) (c)	$3,668,820
84,000	Ryland Group, Inc.	5,209,680

		8,878,500

	Household Products—1.8%
234,300	Church & Dwight, Inc.	8,310,621
206,700	Jarden Corp. (b)	9,483,396

		17,794,017

	IT Services—2.6%
288,259	Carreker Corp. (b)	1,617,133
150,213	Ciber, Inc. (b) (c)	1,092,048
124,700	DST Systems, Inc. (b)	5,758,646
108,400	ProQuest Co. (b) (c)	3,918,660
707,700	Titan Corp. (b)	12,851,832

		25,238,319

	Industrial Conglomerates—0.3%
162,700	Tredegar Industries, Inc.	2,743,122

	Insurance—5.5%
271,700	Allmerica Financial Corp. (b)	9,767,615
89,600	AmerUs Group Co. (c)	4,233,600
123,984	Harleysville Group, Inc.	2,462,322
169,400	Hub International, Ltd.	3,269,420
266,100	Max Re Capital, Ltd.	6,261,333
241,375	Montpelier Re Holdings, Ltd.	8,484,331
191,000	Odyssey Re Holdings Corp. (c)	4,782,640
245,200	Ohio Casualty Corp. (b)	5,634,696
130,900	Platinum Underwriters Holdings, Ltd.	3,887,730
223,000	United America Indemity, Ltd. (Class A) (b)	4,201,320

		52,985,007

	Internet Software & Services—0.1%
160,600	EarthLink, Inc. (b)	1,445,400

	Leisure Equipment & Products—1.3%
167,400	Brunswick Corp.	7,842,690
328,500	K2, Inc. (b) (c)	4,516,875

		12,359,565

	Machinery—5.8%
187,900	Briggs & Stratton Corp.	6,841,439
792,300	Fleetwood Enterprises, Inc. (b) (c)	6,893,010
87,300	Flowserve Corp. (b)	2,258,451
154,459	JLG Industries, Inc.	3,328,591
200,000	Kadant, Inc. (b) (c)	3,710,000
125,900	Oshkosh Truck Corp.	10,322,541
131,400	Stewart & Stevenson Services, Inc.	3,007,746
172,000	The Manitowoc Co., Inc.	6,947,080
109,056	Valmont Industries, Inc.	2,434,130
297,790	Wabtec Corp.	6,101,717
120,500	Watts Industries, Inc. (c)	3,929,505

		55,774,210

See accompanying notes to schedule of investments.

MSF-122

Metropolitan Series Fund, Inc.

BlackRock Strategic Value Portfolio

Schedule of Investments as of March 31, 2005 (Unaudited)

Common Stocks—(Continued)

Shares		Value

	Marine—0.4%
89,100	Kirby Corp. (b)	$3,744,873

	Media—2.3%
221,300	Cablevision Systems Corp. (Class A) (b)	6,207,465
154,500	Entercom Communications Corp. (b)	5,487,840
187,700	Gray Television, Inc. (c)	2,716,019
261,000	Journal Register Co. (b)	4,358,700
189,600	LIN TV Corp. (b) (c)	3,209,928

		21,979,952

	Metals & Mining—2.3%
218,800	Alpha Natural Resources, Inc. (b)	6,272,996
323,300	Ladish, Inc. (b)	3,814,940
208,300	Massey Energy Co. (c)	8,340,332
151,000	RTI International Metals, Inc. (b)	3,533,400

		21,961,668

	Multiline Retail—2.6%
212,100	Federated Department Stores, Inc.	13,498,044
632,300	Saks, Inc. (b)	11,413,015

		24,911,059

	Oil & Gas—3.9%
112,700	Ashland, Inc.	7,603,869
189,700	EOG Resources, Inc.	9,245,978
167,900	Kerr-McGee Corp.	13,151,607
255,900	Vintage Petroleum, Inc.	8,050,614

		38,052,068

	Personal Products—0.7%
422,000	Playtex Products, Inc. (b) (c)	3,798,000
95,590	Steiner Leisure, Ltd. (b)	3,124,837

		6,922,837

	Pharmaceuticals—1.7%
100,700	Par Pharmaceutical Resources., Inc. (b) (c)	3,367,408
143,600	Valeant Pharmaceuticals International, Inc. (c)	3,233,872
309,800	Watson Pharmaceuticals, Inc. (b)	9,520,154

		16,121,434

	Real Estate—0.8%
115,400	Heritage Property Investment Trust, Inc. (REIT) (c)	3,425,072
155,600	Highland Hospitality Corp. (REIT)	1,610,460
62,260	Rayonier, Inc. (REIT) (c)	3,083,738

		8,119,270

	Road & Rail—1.0%
325,600	Laidlaw International, Inc. (b)	6,772,480
226,200	RailAmerica, Inc. (b) (c)	2,822,976

		9,595,456

Shares		Value

	Semiconductor & Semiconductor Equipment—1.3%
326,900	Brooks Automation, Inc. (b) (c)	$4,962,342
228,700	IXYS Corp. (b)	2,616,328
182,000	Novellus Systems, Inc. (b)	4,864,860

		12,443,530

	Software—2.1%
249,800	Ascential Software Corp. (b)	4,628,794
321,046	Aspen Technology, Inc. (b) (c)	1,823,542
417,700	Mentor Graphics Corp. (b) (c)	5,722,490
227,300	MRO Software, Inc. (b) (c)	3,189,019
622,325	TIBCO Software, Inc. (b)	4,636,321

		20,000,166

	Specialty Retail—2.5%
346,400	AnnTaylor Stores Corp. (b)	8,864,376
297,100	Christopher & Banks Corp. (c)	5,228,960
152,900	CSK Auto Corp. (b)	2,698,685
121,200	Regis Corp.	4,960,716
404,200	Tweeter Home Entertainment Group, Inc. (b) (c)	2,251,394

		24,004,131

	Textiles, Apparel & Luxury Goods—1.4%
224,700	Reebok International, Ltd.	9,954,210
190,400	Russell Corp.	3,442,432

		13,396,642

	Thrifts & Mortgage Finance—3.4%
224,700	First Niagara Financial Group, Inc. (c)	2,968,287
135,600	IndyMac Bancorp, Inc.	4,610,400
199,800	Radian Group, Inc.	9,538,452
422,200	Sovereign Bancorp, Inc.	9,355,952
271,900	Washington Federal, Inc.	6,337,989

		32,811,080

	Total Common Stocks (Identified Cost $873,406,103)	951,561,648

Short Term Investments—4.3%
Face Amount

	U.S. Treasury—4.3%
$1,100,000	United States Treasury Bill 2.446%, 04/07/05	$1,099,552
40,100,000	United States Treasury Bill 2.574%, 04/07/05	40,082,800

		41,182,352

	Total Short Term Investments (Identified Cost $41,182,352)	41,182,352

	Total Investments—102.8% (Identified Cost $914,588,455) (a)	992,744,000
	Other assets less liabilities	(27,176,889)

	Total Net Assets—100%	$965,567,111

See accompanying notes to schedule of investments.

MSF-123

Metropolitan Series Fund, Inc.

T. Rowe Price Small Cap Growth Portfolio

Schedule of Investments as of March 31, 2005 (Unaudited)

Common Stocks—98.5% of Total Net Assets

Shares		Value

	Aerospace & Defense—2.0%
55,650	Engineered Support Systems, Inc.	$2,978,388
17,800	Herley Industries, Inc. (b) (c)	304,558
46,800	Mercury Computer Systems, Inc. (b)	1,290,744
68,400	MTC Technologies, Inc. (b) (c)	2,223,000

		6,796,690

	Air Freight & Logistics—1.2%
21,400	Forward Air Corp. (b)	911,212
42,600	UTI Worldwide, Inc. (c)	2,958,570

		3,869,782

	Airlines—1.5%
59,100	AirTran Holdings, Inc. (b) (c)	534,855
128,500	Frontier Airlines, Inc. (b) (c)	1,346,680
12,700	JetBlue Airways Corp. (b) (c)	241,808
151,700	SkyWest, Inc.	2,820,103

		4,943,446

	Auto Components—0.5%
51,400	Gentex Corp. (c)	1,639,660

	Automobiles—0.2%
20,700	Thor Industries, Inc.	619,137

	Beverages—0.1%
20,400	Boston Beer, Inc. (b)	446,760

	Biotechnology—4.4%
47,100	Abgenix, Inc. (b) (c)	329,700
16,400	Celgene Corp. (b) (c)	558,420
18,073	Cephalon, Inc. (b) (c)	846,359
41,300	Charles River Laboratories International, Inc. (b)	1,942,752
74,800	Digene Corp. (b) (c)	1,552,100
26,400	Human Genome Sciences, Inc. (b)	243,408
16,800	ICOS Corp. (b) (c)	377,328
19,600	Incyte Corp. (b) (c)	133,868
27,100	Invitrogen Corp. (b)	1,875,320
37,200	Martek Biosciences Corp. (b) (c)	2,164,668
30,900	Neurocrine Biosciences, Inc. (b) (c)	1,176,054
118,200	Protein Design Laboratories, Inc. (b) (c)	1,890,018
34,200	Techne Corp. (b)	1,374,156
13,670	Vertex Pharmaceuticals, Inc. (b) (c)	127,951

		14,592,102

	Building Products—0.2%
24,600	Simpson Manufacturing, Inc.	760,140

	Capital Markets—2.4%
27,349	Affiliated Managers Group, Inc. (b) (c)	1,696,458
41,400	Eaton Vance Corp.	970,416
5,200	Greenhill & Co., Inc. (c)	186,160
51,100	Investors Financial Services Corp. (c)	2,499,301
11,349	Legg Mason, Inc.	886,811
42,700	Raymond James Financial, Inc.	1,293,810
17,000	Waddell & Reed Financial, Inc. (Class A)	335,580

		7,868,536

Shares		Value

	Chemicals—0.4%
58,300	Symyx Technologies, Inc. (b)	$1,285,515

	Commercial Banks—1.8%
56,500	Boston Private Financial Holdings, Inc. (c)	1,341,875
33,100	East West Bancorp, Inc.	1,222,052
22,400	Silicon Valley Bancshares (b) (c)	986,944
41,600	Southwest Bancorp of Texas, Inc.	763,360
45,400	UCBH Holdings, Inc.	1,811,460

		6,125,691

	Commercial Services & Supplies—6.1%
12,342	Apollo Group, Inc. (Class A) (b)	914,048
71,000	Bright Horizons Family Solutions, Inc. (b)	2,395,540
48,133	ChoicePoint, Inc. (b)	1,930,615
34,300	Corinthian Colleges, Inc. (b) (c)	539,196
33,600	DeVry, Inc. (b)	635,712
79,500	Education Management Corp. (b)	2,222,025
55,575	Iron Mountain, Inc. (b)	1,602,783
43,200	ITT Educational Services, Inc. (b)	2,095,200
23,100	Jackson Hewitt Tax Service, Inc.	483,252
17,100	Mine Safety Appliances Co.	662,454
36,400	Stericycle, Inc. (b)	1,608,880
57,800	The Corporate Executive Board Co.	3,696,310
43,800	Waste Connections, Inc. (b)	1,522,050

		20,308,065

	Communications Equipment—2.0%
67,100	ADTRAN, Inc.	1,183,644
39,600	Anaren, Inc. (b)	480,348
8,625	Avocent Corp. (b)	221,318
71,600	Inter-Tel, Inc.	1,754,200
57,800	Plantronics, Inc.	2,201,024
39,993	Polycom, Inc. (b)	677,881
41,200	Powerwave Technologies, Inc. (b) (c)	318,888

		6,837,303

	Computers & Peripherals—1.7%
57,800	Avid Technology, Inc. (b)	3,128,136
175,200	Maxtor Corp. (b)	932,064
40,900	Pinnacle Systems, Inc. (b)	228,631
43,600	SanDisk Corp. (b)	1,212,080
19,900	SBS Technologies, Inc. (b)	221,885

		5,722,796

	Construction & Engineering—0.1%
29,000	Insituform Technologies, Inc. (b) (c)	420,790

	Consumer Finance—0.2%
30,500	MoneyGram International, Inc.	576,145

	Diversified Financial Services—0.3%
6,700	CapitalSource, Inc. (b) (c)	154,100
13,700	The First Marblehead Corp. (b) (c)	788,161

		942,261

See accompanying notes to schedule of investments.

MSF-124

Metropolitan Series Fund, Inc.

T. Rowe Price Small Cap Growth Portfolio

Schedule of Investments as of March 31, 2005 (Unaudited)

Common Stocks—(Continued)

Shares		Value

	Diversified Telecommunication Services—0.1%
41,900	UbiquiTel, Inc. (b) (c)	$280,730

	Electrical Equipment—0.2%
34,500	II-VI, Inc. (b) (c)	601,680

	Electronic Equipment & Instruments—3.7%
201,500	Aeroflex, Inc. (b)	1,879,995
34,200	Cognex Corp. (c)	850,896
27,000	Coherent, Inc. (b) (c)	911,520
171,237	CyberOptics Corp. (b) (c)	2,137,038
27,400	Daktronics, Inc. (b) (c)	593,210
10,300	Dionex Corp. (b)	561,350
74,500	FLIR Systems, Inc. (b)	2,257,350
6,011	National Instruments Corp.	162,597
29,300	Orbotech, Ltd. (b)	641,670
12,900	Plexus Corp. (b)	148,479
10,400	ScanSource, Inc. (b)	539,032
158,800	TTM Technologies, Inc. (b) (c)	1,661,048

		12,344,185

	Energy Equipment & Services—3.8%
10,400	Atwood Oceanics, Inc. (b)	692,016
58,000	Cal Dive International, Inc. (b)	2,627,400
20,900	FMC Technologies, Inc. (b)	693,462
47,500	Global Industries, Inc. (b)	446,500
113,800	Grey Wolf, Inc. (b)	748,804
12,000	Helmerich & Payne, Inc.	476,280
3,800	Lone Star Technologies, Inc. (b)	149,834
33,600	Maverick Tube Corp. (b) (c)	1,092,336
34,680	National-Oilwell Varco, Inc. (b)	1,619,577
49,900	Oil States International, Inc. (b)	1,025,445
59,800	Patterson-UTI Energy, Inc.	1,496,196
38,500	Unit Corp. (b)	1,739,045

		12,806,895

	Food & Staples Retailing—1.5%
21,000	Performance Food Group Co. (b)	581,280
332,900	SunOpta, Inc. (b) (c)	1,697,790
73,000	United Natural Foods, Inc. (b) (c)	2,089,990
6,300	Whole Foods Market, Inc.	643,419

		5,012,479

	Food Products—0.1%
16,100	Peet’s Coffee & Tea, Inc. (b)	396,865

	Health Care Equipment & Supplies—6.6%
29,500	Advanced Neuromodulation Systems, Inc. (b) (c)	790,895
41,900	Aspect Medical Systems, Inc. (b) (c)	904,621
114,400	Computer Programs & Systems, Inc.	3,212,352
16,800	Conceptus, Inc. (b) (c)	131,040
56,500	Cytyc Corp. (b)	1,300,065
29,350	Dentsply International, Inc.	1,596,934
43,600	ICU Medical, Inc. (b) (c)	1,547,800
10,400	IDEXX Laboratories, Inc. (b)	563,264
31,100	INAMED Corp. (b)	2,173,268
25,900	Integra LifeSciences Holdings (b) (c)	912,198

Shares		Value

	Health Care Equipment & Supplies—(Continued)
19,200	Kyphon, Inc. (b) (c)	$483,264
22,600	Mentor Corp. (c)	725,460
31,100	Merit Medical Systems, Inc. (b) (c)	372,889
40,000	Respironics, Inc. (b)	2,330,800
98,500	STERIS Corp. (b)	2,487,125
102,400	Thoratec Corp. (b) (c)	1,251,328
16,600	Varian, Inc. (b)	628,974
18,100	Wright Medical Group, Inc. (b)	434,400

		21,846,677

	Health Care Providers & Services—8.8%
15,500	Amedisys, Inc. (b) (c)	468,875
10,500	AmSurg Corp. (b)	265,650
24,900	Community Health Systems, Inc. (b)	869,259
42,450	Coventry Health Care, Inc. (b)	2,892,543
41,500	D&K Healthcare Resources, Inc. (c)	347,355
58,400	DaVita, Inc. (b)	2,444,040
73,400	Gentiva Health Services, Inc. (b)	1,187,612
12,400	Henry Schein, Inc. (b)	444,416
12,500	LCA-Vision, Inc.	416,250
25,200	LifePoint Hospitals, Inc. (b) (c)	1,104,768
29,100	Manor Care, Inc.	1,058,076
24,149	Matria Healthcare, Inc. (b) (c)	741,616
59,200	Omnicare, Inc.	2,098,640
39,500	Patterson Cos., Inc. (b) (c)	1,973,025
38,800	Pharmaceutical Product Development, Inc. (b)	1,879,860
20,700	Priority Healthcare Corp. (Class B) (b) (c)	447,741
24,900	Renal Care Group, Inc. (b)	944,706
63,700	Symbion, Inc. (b) (c)	1,361,269
92,600	The Advisory Board Co. (b)	4,046,620
18,100	Triad Hospitals, Inc. (b)	906,810
38,000	United Surgical Partners International, Inc. (b) (c)	1,739,260
33,700	WellChoice, Inc. (b)	1,796,547

		29,434,938

	Hotels, Restaurants & Leisure—4.3%
40,700	Alliance Gaming Corp. (b) (c)	390,313
26,800	BJ’s Restaurants, Inc. (b) (c)	519,652
44,150	CEC Entertainment, Inc. (b)	1,615,890
7,900	Great Wolf Resorts, Inc. (b)	197,105
6,200	International Speedway Corp. (Class A)	336,350
39,400	P.F. Chang’s China Bistro, Inc. (b) (c)	2,356,120
62,975	Rare Hospitality International, Inc. (b)	1,944,668
21,550	Shuffle Master, Inc. (b) (c)	624,088
47,575	Sonic Corp. (b)	1,589,005
50,800	Station Casinos, Inc.	3,431,540
37,349	The Cheesecake Factory, Inc. (b) (c)	1,324,022

		14,328,753

	Household Durables—1.3%
7,400	Harman International Industries, Inc.	654,604
23,083	M.D.C. Holdings, Inc.	1,607,731
27,500	Toll Brothers, Inc. (b)	2,168,375

		4,430,710

See accompanying notes to schedule of investments.

MSF-125

Metropolitan Series Fund, Inc.

T. Rowe Price Small Cap Growth Portfolio

Schedule of Investments as of March 31, 2005 (Unaudited)

Common Stocks—(Continued)

Shares		Value

	IT Services—3.3%
29,300	CACI International, Inc. (b)	$1,618,239
34,400	Cognizant Technology Solutions Corp. (Class A) (b)	1,589,280
20,900	Forrester Research, Inc. (b) (c)	294,272
24,460	Global Payments, Inc. (c)	1,577,425
228,100	Inforte Corp. (b) (c)	1,231,740
111,300	Resources Connection, Inc. (b) (c)	2,329,509
41,300	SRA International, Inc. (b)	2,488,325

		11,128,790

	Insurance—1.7%
19,100	Brown & Brown, Inc.	880,319
44,900	Max Re Capital, Ltd.	1,056,497
24,900	RenaissanceRe Holdings, Ltd.	1,162,830
16,800	StanCorp Financial Group, Inc.	1,424,304
22,800	Triad Guaranty, Inc. (b)	1,199,508

		5,723,458

	Internet & Catalog Retail—0.7%
38,000	Coldwater Creek, Inc. (b)	702,240
128,400	drugstore.com, Inc. (b) (c)	331,272
79,136	Insight Enterprises, Inc. (b)	1,389,628

		2,423,140

	Internet Software & Services—2.8%
145,800	Agile Software Corp. (b)	1,061,424
82,500	CNET Networks, Inc. (b) (c)	778,800
79,700	Digital Insight Corp. (b)	1,307,080
20,100	EarthLink, Inc. (b)	180,900
31,000	F5 Networks, Inc. (b)	1,565,190
119,600	Jupitermedia Corp. (b) (c)	1,854,996
142,000	MatrixOne, Inc. (b) (c)	677,340
13,200	RightNow Technologies, Inc. (b)	161,832
82,600	SupportSoft, Inc. (b) (c)	436,128
24,400	Websense, Inc. (b)	1,312,720

		9,336,410

	Leisure Equipment & Products—1.1%
76,649	Marvel Enterprises, Inc. (b) (c)	1,532,980
5,500	RC2 Corp. (b) (c)	187,000
61,725	SCP Pool Corp.	1,966,559

		3,686,539

	Machinery—1.4%
23,000	Actuant Corp. (b) (c)	1,033,160
34,300	Oshkosh Truck Corp.	2,812,257
16,500	Reliance Steel & Aluminum Co.	660,165

		4,505,582

	Media—3.1%
41,800	Cox Radio, Inc. (Class A) (b)	702,658
59,800	Digital Theater Systems, Inc. (b) (c)	1,082,978
25,000	Dolby Laboratories, Inc. (Class A) (b)	587,500
59,800	Emmis Communications Corp. (Class A) (b)	1,149,356
22,900	Entercom Communications Corp. (b)	813,408

Shares		Value

	Media—(Continued)
24,500	Getty Images, Inc. (b)	$1,742,195
17,600	Insight Communications, Inc. (b)	208,560
95,500	Radio One, Inc. (Class D) (b)	1,408,625
81,900	Regent Communications, Inc. (b)	438,165
31,000	Scholastic Corp. (b)	1,143,590
64,100	Spanish Broadcasting Systems, Inc. (b) (c)	657,666
12,500	Valassis Communications, Inc. (b)	437,000

		10,371,701

	Metals & Mining—0.3%
24,900	Steel Dynamics, Inc. (c)	857,805

	Multiline Retail—0.6%
17,850	Dollar Tree Stores, Inc. (b)	512,831
10,400	Family Dollar Stores, Inc.	315,744
74,950	Fred’s, Inc. (c)	1,286,891

		2,115,466

	Office Electronics—0.8%
52,942	Zebra Technologies Corp. (Class A) (b)	2,514,216

	Oil & Gas—2.3%
18,900	Bill Barrett Corp. (b) (c)	546,399
30,000	Cabot Oil & Gas Corp.	1,654,500
94,000	Comstock Resources, Inc. (b)	2,701,560
14,900	Forest Oil Corp. (b)	603,450
34,200	Spinnaker Exploration Co. (b)	1,215,126
22,700	Stone Energy Corp. (b)	1,102,539

		7,823,574

	Pharmaceuticals—1.8%
36,100	Alkermes, Inc. (b) (c)	374,718
49,500	Andrx Corp. (b)	1,122,165
19,700	Bradley Pharmaceuticals, Inc. (b) (c)	188,332
60,500	Medicis Pharmaceutical Corp. (Class A)	1,813,790
71,600	Noven Pharmaceuticals, Inc. (b)	1,214,336
10,400	Par Pharmaceutical Resources., Inc. (b) (c)	347,776
28,100	Taro Pharmaceutical Industries, Ltd. (b) (c)	886,836

		5,947,953

	Road & Rail—1.2%
41,500	Dollar Thrifty Automotive Group, Inc. (b)	1,360,370
43,600	Old Dominion Freight Line, Inc. (b)	1,358,140
21,600	U.S. Xpress Enterprises, Inc. (b)	353,160
46,100	Werner Enterprises, Inc.	895,723

		3,967,393

	Semiconductor & Semiconductor Equipment—5.9%
192,800	Advanced Energy Industries, Inc. (b)	1,864,376
40,700	AMIS Holdings, Inc. (b)	459,503
32,000	ATMI, Inc. (b) (c)	801,280
27,400	August Technology Corp. (b) (c)	321,128
113,200	Axcelis Technologies, Inc. (b)	826,360
32,300	Brooks Automation, Inc. (b)	490,314
32,500	Cohu, Inc.	518,375

See accompanying notes to schedule of investments.

MSF-126

Metropolitan Series Fund, Inc.

T. Rowe Price Small Cap Growth Portfolio

Schedule of Investments as of March 31, 2005 (Unaudited)

Common Stocks—(Continued)

Shares		Value

	Semiconductor & Semiconductor Equipment—(Continued)
67,500	Cymer, Inc. (b) (c)	$1,806,975
64,300	Entegris, Inc. (b) (c)	635,927
45,700	Exar Corp. (b)	612,380
45,500	Integrated Circuit Systems, Inc. (b)	869,960
94,300	Integrated Silicon Solution, Inc. (b) (c)	631,810
76,864	Intersil Corp. (Class A)	1,331,284
60,600	Lattice Semiconductor Corp. (b)	325,422
30,400	Micrel, Inc. (b)	280,288
7,350	Microchip Technology, Inc.	191,173
97,400	OmniVision Technologies, Inc. (b) (c)	1,475,610
52,400	Pericom Semiconductor Corp. (b)	449,068
18,700	Rudolph Technologies, Inc. (b)	281,622
53,600	Semtech Corp. (b)	957,832
90,200	Silicon Storage Technology, Inc. (b)	335,544
41,200	Skyworks Solutions, Inc. (b)	261,620
17,400	Tessera Technologies, Inc. (b)	752,202
16,300	Trident Microsystems, Inc. (b) (c)	288,184
62,920	TriQuint Semiconductor, Inc. (b) (c)	212,670
41,800	Varian Semiconductor Equipment, Inc. (b)	1,588,818
94,691	Zoran Corp. (b)	980,052

		19,549,777

	Software—5.9%
115,633	Activision, Inc. (b)	1,711,373
111,900	Actuate Corp. (b)	268,560
94,400	Borland Software Corp. (b) (c)	766,528
31,600	Concord Communications, Inc. (b) (c)	319,792
25,200	FactSet Research Systems, Inc. (c)	831,852
60,919	Fair Isaac Corp. (c)	2,098,051
52,075	Hyperion Solutions Corp. (b)	2,297,028
150,600	Informatica Corp. (b)	1,245,462
41,700	Jack Henry & Associates, Inc.	750,183
33,600	Macromedia, Inc. (b)	1,125,600
68,400	Macrovision Corp. (b)	1,558,836
60,400	Magma Design Automation, Inc. (b) (c)	716,948
4,100	Mercury Interactive Corp. (b)	194,258
6,800	Open Solutions, Inc. (b) (c)	134,844
77,100	Open Text Corp. (b) (c)	1,391,655
79,100	Packeteer, Inc. (b) (c)	1,217,349
43,250	Radiant Systems, Inc. (b)	423,850
51,900	Red Hat, Inc. (b) (c)	566,229
37,200	RSA Security, Inc. (b)	589,620
53,000	Serena Software, Inc. (b) (c)	1,259,280
32,800	SkillSoft, Plc. (ADR) (b)	120,704

		19,588,002

	Specialty Retail—6.9%
74,900	A.C. Moore Arts & Crafts, Inc. (b)	1,996,834
400	AnnTaylor Stores Corp. (b)	10,236
85,650	Christopher & Banks Corp. (c)	1,507,440
53,900	Gamestop Corp. (Class A) (b) (c)	1,194,424
22,500	Group 1 Automotive, Inc. (b)	591,750
20,700	Hibbett Sporting Goods, Inc. (b)	621,828
73,200	Hot Topic, Inc. (b) (c)	1,599,420
60,400	Michaels Stores, Inc.	2,192,520
47,100	O’Reilly Automotive, Inc. (b)	2,332,863

Shares		Value

	Specialty Retail—(Continued)
79,055	Pacific Sunwear of California, Inc. (b)	$2,211,959
51,300	PETsMART, Inc.	1,474,875
17,600	Rent-A-Center, Inc. (b)	480,656
41,600	Ross Stores, Inc.	1,212,224
12,400	Sonic Automotive, Inc. (c)	281,604
41,500	The Gymboree Corp. (b) (c)	520,410
17,200	The Talbots, Inc.	550,056
25,200	Tractor Supply Co. (b)	1,099,980
33,600	Urban Outfitters, Inc. (b)	1,611,792
20,900	West Marine, Inc. (b) (c)	444,334
29,100	Williams-Sonoma, Inc. (b)	1,069,425

		23,004,630

	Textiles, Apparel & Luxury Goods—1.0%
75,049	Fossil, Inc. (b)	1,945,645
21,600	Quiksilver, Inc. (b)	627,048
12,300	The Timberland Co. (Class A) (b)	872,439

		3,445,132

	Thrifts & Mortgage Finance—0.1%
12,800	IndyMac Bancorp, Inc.	435,200

	Trading Companies & Distributors—0.4%
40,500	Hughes Supply, Inc.	1,204,875

	Wireless Telecommunication Services—1.7%
12,200	Alamosa Holdings, Inc. (b) (c)	142,374
171,300	Nextel Partners, Inc. (Class A) (b) (c)	3,761,748
16,500	NII Holdings, Inc. (Class B) (b)	948,750
10,500	Novatel Wireless, Inc. (b) (c)	112,875
91,700	Wireless Facilities, Inc. (b) (c)	573,125

		5,538,872

	Total Common Stocks (Identified Cost $263,737,286)	328,407,246

Short Term Investments—3.0%

	Mutual Funds—3.0%
9,968,628	T. Rowe Price Reserve Investment Fund	$9,968,628

	Total Short Term Investments (Identified Cost $9,968,628)	9,968,628

	Total Investments—101.5% (Identified Cost $273,705,914) (a)	338,375,874
	Other assets less liabilities	(5,110,921)

	Total Net Assets—100%	$333,264,953

See accompanying notes to schedule of investments.

MSF-127

Metropolitan Series Fund, Inc.

FI International Stock Portfolio

Schedule of Investments as of March 31, 2005 (Unaudited)

Common Stocks—97.9% of Total Net Assets

Shares		Value

	Austria—0.1%
6,661	Bank Austria Creditanstalt AG (c)	$656,447

	Belgium—0.2%
9,900	KBC Bancassurance Holding NV	834,996

	Brazil—2.2%
82,200	Banco Bradesco S.A. (ADR) (c)	2,383,800
11,586	Embratel Participacoes S.A. (ADR) (c) (i)	0
111,200	Tele Norte Leste Participacoes S.A. (ADR) (c)	1,720,264
45,700	Telecomunicacoes Brasileiras S.A. (ADR) (c)	1,323,015
56,900	Unibanco-Uniao de Banco Brasileiros S.A. (GDR) (c)	1,956,222
153,250	Votorantim Celulose e Papel S.A. (ADR) (c)	1,992,250

		9,375,551

	Canada—0.4%
82,200	Abitibi-Consolidated, Inc. (c)	380,540
95,200	Celestica, Inc. (b) (c)	1,286,152
44,000	Tembec, Inc.	210,970

		1,877,662

	Cayman Island—0.6%
1,694,000	Foxconn International Holdings, Ltd.	917,672
1,070,000	Global Bio Chemistry Technology, Inc. (c)	672,258
63,500	The 9, Ltd. (ADR)	1,090,295

		2,680,225

	China—0.1%
116,000	Weichai Power Co., Ltd.	395,418

	Denmark—0.5%
20,110	Danske Bank A/S (c)	583,760
123,300	GN Store Nord A/S (c)	1,415,420

		1,999,180

	Finland—1.7%
388,404	Nokia Corp. (ADR)	5,993,074
8,200	OKO Bank	134,242
50,100	UPM-Kymmene Oyj (c)	1,114,896

		7,242,212

	France—14.4%
56,100	Accor S.A. (c)	2,746,481
6,100	Air Liquide S.A. (c)	1,122,172
12,645	Atos Origin S.A.	855,142
180,200	AXA S.A. (c)	4,807,989
12,446	Bacou-Dalloz	1,182,931
61,273	BNP Paribas S.A. (c)	4,349,854
44,300	Bouygues S.A. (c)	1,756,497
41,500	CNP Assurances S.A. (c)	2,940,534
24,100	Compagnie Générale des Etablissements Michelin (Class B)	1,584,206
11,000	Dassault Systems S.A. (ADR)	517,440
15,378	Eiffage S.A. (c)	1,775,380
57,200	Elior	727,493
47,800	EADS NV	1,428,899

Shares		Value

	France—(Continued)
27,600	Fimalac S.A.	$1,295,057
138,893	France Telecom S.A. (ADR) (c)	4,148,734
37,600	Lagardere S.C.A.	2,846,748
41,526	Medidep S.A. (b)	1,400,198
53,800	NRJ Groupe (c)	1,227,070
29,046	Orpea (b)	1,199,208
2,900	Pernod Ricard S.A. (c)	404,960
9,971	Pinault-Printemps-Redoute S.A.	1,066,496
2,600	Sanef, Inc.	132,839
119,300	Sanofi-Synthelabo S.A. (ADR) (c)	5,051,162
66,955	Suez S.A. (c)	1,804,122
40,551	Total S.A. (c)	9,505,111
17,600	Total S.A. (ADR) (c)	2,063,248
156,800	Vivendi Universal S.A. (ADR) (c)	4,798,080

		62,738,051

	Germany—11.3%
61,829	Allianz AG	7,846,713
32,700	BASF AG (ADR) (c)	2,306,985
26,100	Bayer AG	861,667
25,700	Bayer AG (ADR)	850,413
3,000	Bijou Brigitte Co.	496,057
47,900	Bilfinger & Berger Bau AG	2,387,470
147,910	DAB Bank AG (b) (c)	1,106,592
29,400	Deutsche Boerse AG	2,210,147
330,500	Deutsche Telekom AG (ADR) (c)	6,596,780
35,500	E.ON AG	3,045,940
14,700	E.ON AG (ADR)	422,625
50,400	EPCOS AG	696,065
17,700	Fresenius Medical Care AG	2,037,816
27,541	HeidelbergCement AG (c)	1,733,505
40,000	Heidelberger Druck aschien AG	1,278,034
68,643	Hochtief AG (c)	2,184,505
95,008	Hypo Real Estate Holding AG (b)	3,961,711
36,300	K&S AG	2,053,503
45,455	MAN AG	2,035,076
15,700	Metro AG	842,754
29,481	RWE AG (c)	1,782,807
38,300	SAP AG (ADR)	1,535,064
28,947	United Internet AG (c)	921,028

		49,193,257

	Greece—1.2%
48,450	EFG Eurobank Ergasias S.A.	1,500,292
66,230	OPAP S.A.	1,935,850
65,400	Public Power Corp.	1,884,291

		5,320,433

	Hong Kong—2.3%
173,000	ASM Pacific Technology, Ltd. (c)	747,547
113,000	Cheung Kong Holdings, Ltd. (c)	998,530
33,600	China Netcom Group Corp. (ADR) (c)	940,464
177,400	HSBC Holdings, Plc. (c)	2,820,564
324,000	Shun Tak Holdings, Inc.	304,911
325,000	Techtronic Industries Co., Ltd. (c)	716,565
261,000	Television Broadcasts, Ltd.	1,314,373
655,000	The Wharf Holdings, Ltd.	2,068,343

		9,911,297

See accompanying notes to schedule of investments.

MSF-128

Metropolitan Series Fund, Inc.

FI International Stock Portfolio

Schedule of Investments as of March 31, 2005 (Unaudited)

Common Stocks—(Continued)

Shares		Value

	Hungary—0.1%
13,900	OTP Bank	$475,963

	Ireland—1.6%
101,037	Allied Irish Banks, Plc.	2,113,850
267,186	C & C Group, Plc. (b)	1,085,238
266,400	Eircom Group, Plc. (b)	701,767
593,771	Independent News & Media, Plc.	1,956,334
65,200	Jurys Doyle Hotel Group, Plc.	989,259

		6,846,448

	Italy—4.9%
763,498	Banca Intesa S.p.A.-RNC	3,513,738
72,400	Banca Popolare di Milano S.p.A.	692,225
83,400	Banche Popolari Unite S.c.ar.l. (c)	1,749,620
109,600	Banco Popolare di Verona e Novara S.c.ar.l. (c)	2,044,778
36,900	Buzzi Unicem S.p.A.	433,574
75,160	Buzzi Unicem S.p.A. (c)	1,164,436
16,437	Davide Campari-Milano, S.p.A.	1,143,534
33,100	Eni S.p.A. (ADR) (c)	4,308,296
39,400	Lottomatica S.p.A. (c)	1,428,996
84,100	Mediobanca S.p.A.	1,459,984
69,600	Sias	1,015,222
367,900	Telecom Italia S.p.A.-RNC (c)	1,152,190
98,100	UniCredito Italiano S.p.A. (ADR)	619,483
109,700	UniCredito Italiano S.p.A.	644,278

		21,370,354

	Japan—18.7%
38,800	Aisin Seiki Co., Ltd.	881,392
63,400	Aoyama Trading Co., Ltd.	1,710,888
108,900	Asahi Breweries, Ltd.	1,409,073
69,000	Asahi Glass Co., Ltd. (c)	727,189
62,000	Bank of Nagoya	442,432
54,900	Canon, Inc. (c)	2,940,445
45,500	Circle K Sunkus Co., Ltd.	1,044,768
47,000	Credit Saison Co., Ltd.	1,689,246
353,000	Daiwa Securities Group, Inc.	2,314,205
17,300	Don Quijote Co., Ltd. (c)	1,014,136
411	East Japan Railway Co.	2,206,848
41,700	FamilyMart Co., Ltd.	1,228,969
17,700	Fancl Corp.	681,484
90,000	Hokugin Financial Group, Inc. (c)	272,487
44,400	Honda Motor Co., Ltd. (c)	2,222,540
39,500	Ito-Yokado Co., Ltd.	1,574,838
22,200	JAFCO Co., Ltd.	1,391,154
23,000	Juroku Bank, Ltd.	124,000
84,000	Matsushita Electric Industrial Co., Ltd. (c)	1,235,693
114	Millea Holdings, Inc. (c)	1,658,602
292,000	Mitsubishi Electric Corp.	1,509,858
129,000	Mitsubishi Securities (c)	1,196,600
75	Mitsubishi Tokyo Financial Group, Inc. (c)	649,657
94,000	Mitsui Fudosan Co., Ltd. (c)	1,098,351
108,000	Mitsui Trust Holdings, Inc.	1,073,784
241	Mizuho Financial Group, Inc.	1,135,384
542,000	Nikko Cordial Corp.	2,705,513
42,000	Nikon Corp. (c)	482,331

Shares		Value

	Japan—(Continued)
336,000	Nippon Chemi-Con Corp.	$1,830,946
84,200	Nippon Electronic, Inc.	1,211,817
114,000	Nippon Oil Corp.	810,800
15,600	Nishimatsuya Chain Co., Ltd. (c)	443,359
42,900	Nitto Denko Corp.	2,248,632
203,000	Nomura Holdings, Inc.	2,820,504
117	NTT Urban Development	539,876
18,900	Oracle Corp.	873,552
161,000	Ricoh Co., Ltd. (c)	2,762,885
132,000	Sanken Electric Co., Ltd. (c)	1,727,838
12,050	SFCG Co., Ltd. (c)	2,931,195
187,000	Sumitomo Electric Industries, Ltd. (c)	1,989,987
175,000	Sumitomo Forestry Co., Ltd.	1,728,587
648	Sumitomo Mitsui Financial Group, Inc. (c)	4,384,689
686,000	Sumitomo Osaka Cement Co., Ltd.	1,797,827
35,050	T&D Holdings, Inc.	1,778,472
43,000	Takara Holdings, Inc.	300,572
282,000	Teijin, Ltd.	1,204,577
260,000	The Nishi-Nippon Bank, Ltd.	1,112,282
24,900	TIS, Inc.	971,697
121,000	Tokuyama Corp.	869,034
10,800	Tokyo Tomin Bank, Ltd.	288,984
172,000	Toyo Ink Manufacturing Co., Ltd.	676,943
33,200	Toyota Motor Corp.	1,234,871
508	UFJ Holdings, Inc.	2,672,210
181,800	Victor Co. of Japan	1,400,190
51,000	Yamanouchi Pharmaceutical Co., Ltd. (c)	1,724,566
135,000	Yamato Transport Co., Ltd.	1,929,573
20,700	York-Benimaru Co., Ltd.	596,543

		81,484,875

	Luxembourg—1.3%
165,823	SES Global, Inc.	2,126,995
101,200	Stolt-Nielsen S.A. (ADR) (c)	3,628,020

		5,755,015

	Mexico—0.0%
37,900	Industrias Penoles	196,658

	Netherlands—4.3%
175,900	ASML Holding NV (ADR) (b) (c)	2,949,843
27,100	Axalto	896,135
123,192	ING Groep NV	3,720,957
246,300	Koninklijke Ahold NV (ADR) (c)	2,049,216
38,100	Koninklijke Numico NV (b)	1,558,939
68,600	Koninklijke Philips Electronics NV (ADR) (c)	1,887,872
95,568	Koninklijke Wessanen NV	1,399,859
36,200	Randstad Holding NV	1,611,692
37,525	VNU NV (c)	1,094,662
75,744	Wolters Kluwer NV	1,383,716

		18,552,891

	New Zealand—0.3%
386,657	Warehouse Group, Ltd. (c)	1,093,634

See accompanying notes to schedule of investments.

MSF-129

Metropolitan Series Fund, Inc.

FI International Stock Portfolio

Schedule of Investments as of March 31, 2005 (Unaudited)

Common Stocks—(Continued)

Shares		Value

	Norway—0.8%
85,600	Norske Skogindustrier ASA (c)	$1,706,236
27,400	Schibsted ASA	718,747
78,300	Tandberg Television ASA (b)	984,393

		3,409,376

	Poland—0.2%
41,900	Polski Koncern	605,277
35,300	Powszechna Kasa OS	310,876

		916,153

	Portugal—0.4%
314,900	Banco Comercial Portugues S.A.	857,470
93,300	Brisa-Auto Estradas de Portugal S.A.	787,611
10,900	Impresa S.A.	78,447

		1,723,528

	Russian—0.3%
73,900	AFK Sistema (144A) (GDR) (b)	1,200,875

	Singapore—0.3%
109,400	Flextronics International, Ltd. (b) (c)	1,317,176

	South Africa—0.7%
167,845	Massmart Holdings, Ltd.	1,133,358
92,400	Standard Bank, Ltd.	933,986
539,000	Steinhoff International Holdings, Inc.	1,152,532

		3,219,876

	South Korea—1.7%
10,200	Hyundai Heavy Industries Co., Ltd.	510,605
12,190	Hyundai Mipo Dockyard	682,276
31,290	Kookmin Bank	1,395,223
9,950	Lg Electronics, Inc.	667,308
33,980	LG Petrochemical Co., Ltd.	885,607
134,390	Samsung Heavy Industries	1,217,588
85,220	Shinhan Financial Group Co., Ltd.	2,279,928

		7,638,535

	Spain—1.6%
16,911	Antenaz de Television S.A. (b) (c)	1,380,259
66,770	Gestevision Telecino S.A. (b) (c)	1,553,071
14,200	Repsol-YPF S.A. (ADR) (c)	377,010
71,500	Telefonica S.A. (ADR) (c)	3,715,855

		7,026,195

	Sweden—1.5%
158,300	Eniro AB (c)	1,870,415
143,650	Gambro AB (Class A) (c)	1,963,949
117,800	OM HEX AB (c)	1,393,571
250,000	Skandia Insurance Co., Ltd.	1,272,420
31,900	Stora Enso Corp. (ADR) (c)	448,195

		6,948,550

Shares		Value

	Switzerland—8.4%
295,217	ABB, Ltd. (b)	$1,829,249
17,852	Actelion, Ltd. (b) (c)	1,806,625
79,394	Compagnie Financière Richemont AG	2,493,350
82,176	Credit Suisse Group (c)	3,528,417
21,064	Nestle S.A. (c)	5,773,002
118,596	Novartis AG	5,534,110
59,689	Phonak Holding AG	2,056,742
58,783	Roche Holding AG (c)	6,301,983
2,494	Sika AG	1,860,986
60,300	Syngenta AG (ADR) (c)	1,266,300
49,621	UBS AG (c)	4,191,241

		36,642,005

	Taiwan—2.5%
814,000	Acer, Inc.	1,277,975
2,024,000	Advanced Semiconductor, Inc.	1,491,002
958,000	Chi Mei Optoelectro Co.	1,403,977
187,749	Hon Hai Precision Industry Co., Ltd.	833,412
185,279	Quanta Computer, Inc.	310,870
1,756,000	Siliconware Precision Co., Ltd.	1,521,650
718,000	Taiwan Semiconductor Manufacturing Co., Ltd. (b)	1,173,730
2,978,440	United Microelectronics Corp.	1,798,719
301,700	United Microelectronics Corp. (ADR) (c)	1,016,729

		10,828,064

	Thailand—0.1%
253,100	Thai Oil, Plc.	420,539

	United Kingdom—11.0%
145,454	3i Group, Plc.	1,844,225
9,800	AstraZeneca, Plc. (ADR) (c)	387,394
608,391	BAE Systems, Plc.	2,985,283
199,400	BP, Plc. (ADR)	12,442,560
118,300	British Airways, Plc.	591,112
234,700	Capita Group, Plc.	1,666,331
69,300	FKI, Plc.	139,139
552,300	Group for Securicor, Inc.	1,428,612
48,700	Intertek Group, Plc.	711,382
227,100	Kesa Electricals, Plc.	1,296,021
29,400	Man Group, Plc.	762,648
364,690	Premier Farnell, Plc.	1,169,051
311,693	Rank Group, Plc.	1,612,224
330,000	Serco Group, Plc.	1,524,269
587,340	Shell Transport & Trading Co., Plc.	5,267,025
86,800	Unilever, Plc. (ADR) (c)	3,472,000
4,104,410	Vodafone Group, Plc.	10,905,640

		48,204,916

	United States—2.2%
22,000	Affiliated Computer Services, Inc. (Class A) (b) (c)	1,171,280
16,200	Ingram Micro, Inc. (b)	270,054
124,470	News Corp., Inc. (c)	2,191,917

See accompanying notes to schedule of investments.

MSF-130

Metropolitan Series Fund, Inc.

FI International Stock Portfolio

Schedule of Investments as of March 31, 2005 (Unaudited)

Common Stocks—(Continued)

Shares		Value

	United States—(Continued)
246,617	Telewest Global, Inc. (b)	$4,387,316
42,900	Wyeth (c)	1,809,522

		9,830,089

	Total Common Stocks (Identified Cost $374,201,311)	427,326,444

Preferred Stocks—0.3%

	Germany—0.3%
18,525	Fresenius Medical Care AG	1,068,411

	Total Preferred Stocks (Identified Cost $1,032,358)	1,068,411

Short Term Investments—1.6%
Face Amount

	Repurchase Agreement —1.6%
$7,107,000	State Street Corp. Repurchase Agreement dated 03/31/05 at 0.800% to be repurchased at $7,107,158 on 04/01/05, collateralized by $6,855,000 U.S. Treasury Note 5.625% due 05/15/08 with a value of $7,323,334.	$7,107,000

	Total Short Term Investments (Identified Cost $7,107,000)	7,107,000

	Total Investments—99.8% (Identified Cost $382,340,669) (a)	435,501,855
	Other assets less liabilities	850,718

	Total Net Assets—100%	$436,352,573

Ten Largest Industries as of March 31, 2005	Percentage of Total Net Assets
Commercial Banks	9.4%
Oil & Gas	8.2
Diversified Telecommunication Services	6.2
Diversified Financial Services	6.0
Media	5.6
Pharmaceuticals	5.2
Insurance	4.7
Capital Markets	4.0
Wireless Telecommunication Services	3.1
Food Products	3.1

See accompanying notes to schedule of investments.

MSF-131

Metropolitan Series Fund, Inc.

Morgan Stanley EAFE Index Portfolio

Schedule of Investments as of March 31, 2005 (Unaudited)

Common Stocks—99.4% of Total Net Assets

Shares		Value

	Australia—5.0%
47,773	Alumina, Ltd.	$218,768
34,033	Amcor, Ltd.	188,500
75,293	AMP, Ltd.	411,932
1	Ansell, Ltd.	8
11,505	Aristocrat Leisure, Ltd. (c)	90,524
73,695	Australia & New Zealand Bank Group, Ltd.	1,173,291
21,537	Australia Gas & Light Co., Ltd.	236,522
4,340	Australian Stock Exchange, Ltd.	67,889
29,714	AXA Asia Pacific Holdings, Ltd.	96,408
144,852	BHP Billiton, Ltd.	2,026,036
29,000	BlueScope Steel, Ltd.	194,897
26,326	Boral, Ltd.	124,228
44,942	Brambles Industries, Ltd. (c)	276,389
32,700	Centro Properties Group	130,907
87,932	CFS Gandel Retail Trust	108,155
24,265	Coca-Cola Amatil, Ltd. (c)	160,978
45,432	Coles Myer, Ltd. (c)	330,528
50,591	Commonwealth Bank of Australia	1,366,955
16,060	Computershare, Ltd.	69,625
8,128	CSL, Ltd.	214,787
33,231	CSR, Ltd.	63,237
98,329	DB RREEF Trust	98,123
89,550	Foster’s Group, Ltd.	355,127
1	Futuris Corp., Ltd.	2
83,404	General Property Trust	228,841
64,870	Insurance Australia Group, Ltd.	317,582
66,456	Investa Property Group	106,827
16,113	James Hardie Industries NV	74,617
42,720	John Fairfax Holdings, Ltd.	138,135
15,118	Lend Lease Corp., Ltd.	147,182
10,336	Lion Nathan, Ltd.	57,968
9,060	Macquarie Bank, Ltd.	336,419
44,590	Macquarie Goodman Co.	131,071
80,648	Macquarie Infrastructure Group	224,386
27,102	Mayne Group, Ltd.	80,927
35,667	Mirvac Group (c)	121,435
61,960	National Australia Bank, Ltd.	1,357,119
16,271	Newcrest Mining, Ltd.	219,136
12,587	Orica, Ltd.	177,550
29,982	Origin Energy, Ltd.	165,366
22,092	Paperlinx, Ltd.	70,118
23,425	Patrick Corp., Ltd. (c)	106,474
1,660	Perpetual Trustees Australia, Ltd.	73,414
5,684	Publishing & Broadcasting, Ltd.	67,628
36,314	Qantas Airways	99,725
30,539	QBE Insurance Group, Ltd. (c)	351,770
38,806	Rinker Group, Ltd.	324,220
12,136	Rio Tinto, Ltd. (c)	423,783
26,929	Santos, Ltd.	187,809
8,234	Sonic Healthcare, Ltd.	76,688
22,262	Southcorp, Ltd.	72,845
49,429	Stockland	222,659
22,444	Suncorp-Metway, Ltd.	336,453
23,353	TABCORP Holdings, Ltd.	303,825
88,784	Telstra Corp., Ltd. (c)	349,878
10,122	Toll Holdings, Ltd. (c)	109,398
22,312	Transurban Group (c)	121,522

Shares		Value

	Australia—(Continued)
15,371	Wesfarmers, Ltd.	$472,023
56,550	Westfield Group (c)	707,812
72,115	Westpac Banking Corp.	1,061,607
45,443	WMC Resources, Ltd.	280,076
19,777	Woodside Petroleum, Ltd	372,370
40,948	Woolworths, Ltd. (c)	508,405

		18,588,879

	Austria—0.4%
1,745	Bank Austria Creditanstalt AG	172,356
5,128	Erste Bank der oesterreichischen Sparkassen AG	269,071
11,285	IMMOFINANZ Immobilien Anlagen AG (b) (c)	103,138
717	OMV AG (c)	228,493
14,882	Telekom Austria AG	291,596
318	Verbund-Oesterreichische Elektrizitaetswirtschafts AG (c)	72,284
1,233	Voestalpine AG (c)	95,440
2,621	Wienerberger AG (c)	119,699

		1,352,077

	Belgium—1.4%
4,172	AGFA-Gevaert NV	146,325
6,690	Belgacom S.A. (b)	277,309
850	Colruyt S.A.	132,344
3,500	Delhaize Group, Plc.	240,559
27,506	Dexia S.A. (c)	655,834
1,111	Electrabel S.A. (c)	499,881
5	Fortis Banque S.A. (i)	0
47,679	Fortis S.A.	1,364,648
2,884	Groupe Bruxelles Lambert S.A.	263,637
7,142	Interbrew S.A	250,686
7,390	KBC Bancassurance Holding NV (c)	624,689
1,299	Mobistar S.A. (b)	114,397
2,727	Solvay S.A. (c)	325,931
3,879	UCB S.A. (c)	188,148
1,128	Umicore S.A.	114,772

		5,199,160

	Bermuda—0.0%
52,000	Shangri-La Asia, Ltd. (c)	75,341

	Cayman Island—0.0%
71,000	Hutchison Telecom	67,820

	Denmark—0.8%
45	AP Moller-Maersk A/S (c)	419,572
1,550	Carlsberg A/S (Class B) (c)	77,083
1,050	Coloplast	54,758
2,100	Danisco A/S	142,475
18,100	Danske Bank A/S	526,609
1,100	DSV A/S	84,106
13,000	GN Store Nord A/S (c)	149,573
2,700	H. Lundbeck A/S (c)	65,715
2,200	ISS A/S	179,287
10,275	Novo Nordisk A/S (c)	574,496
2,315	Novozymes A/S (Series B) (c)	113,878
7,738	TDC A/S	327,128

See accompanying notes to schedule of investments.

MSF-132

Metropolitan Series Fund, Inc.

Morgan Stanley EAFE Index Portfolio

Schedule of Investments as of March 31, 2005 (Unaudited)

Common Stocks—(Continued)

Shares		Value

	Denmark—(Continued)
900	Topdanmark A/S	$67,220
6,700	Vestas Wind Systems A/S (c)	96,963
1,300	William Demant Holdings Co. (c)	65,062

		2,943,925

	Finland—1.4%
6,650	Elisa Oyj	113,214
14,700	Fortum Oyj	286,899
3,500	Kesko Oyj	90,161
1,900	Kone Oyj	148,180
5,732	Metso Oyj (c)	103,226
189,050	Nokia Oyj	2,925,593
490	Nokian Renkaat Oyj	79,138
4,300	Outokumpu Oyj	77,086
15,400	Sampo Oyj	223,986
26,300	Stora Enso Oyj	369,907
4,080	Tietoenator Oyj (c)	139,906
21,800	UPM-Kymmene Oyj	486,210
3,251	Wartsila Oyj	86,181

		5,129,687

	France—9.1%
7,400	Accor S.A. (c)	363,091
4,923	Air France S.A. (c)	88,726
4,570	Air Liquide S.A. (c)	842,589
47,735	Alcatel S.A. (c)	577,142
161,897	ALSTOM S.A. (c)	139,208
2,285	Atos Origin S.A. (c)	154,873
2,708	Autoroutes du Sud de la France S.A. (c)	137,693
57,130	AXA S.A. (c)	1,527,718
32,080	BNP Paribas S.A. (c)	2,282,497
8,131	Bouygues S.A. (c)	323,116
2,531	Business Objects S.A. (b) (c)	68,145
5,888	Cap Gemini S.A. (c)	206,354
23,083	Carrefour S.A. (c)	1,227,908
1,385	Casino Guichard-Perrachon S.A. (c)	116,712
1,213	CNP Assurances S.A. (c)	86,141
12,519	Compagnie de Saint-Gobain S.A. (c)	764,529
4,014	Compagnie Générale D’Optique Essilor International S.A.	290,805
5,701	Compagnie Générale des Etablissements Michelin (Class B)	375,592
27,719	Credit Agricole S.A. (c)	755,267
1,991	Dassault Systemes S.A. (c)	94,001
3,546	Euronext NV	126,484
9,835	European Aeronautic Defense & Space Co. NV (c)	294,658
59,640	France Telecom S.A. (c)	1,787,662
1,369	Gecina S.A. (c)	156,733
9,720	Groupe Danone (c)	969,229
324	Hermes International S.C.A. (c)	65,387
1,108	Imerys S.A. (c)	83,945
787	Klepierre S.A. (c)	70,928
12,257	L’Oreal S.A. (c)	983,377
6,879	Lafarge S.A. (c)	667,665
4,929	Lagardere S.C.A. (c)	374,016
9,583	LVMH Moet Hennessy Louis Vuitton S.A. (c)	718,397

Shares		Value

	France—(Continued)
2,066	Pernod Ricard S.A. (c)	$289,144
6,652	Peugoet S.A. (c)	423,651
2,633	Pinault-Printemps-Redoute S.A. (c)	282,255
6,168	Publicis Groupe (c)	189,785
7,240	Renault S.A. (c)	648,172
6,773	Sagem S.A. (c)	152,698
39,531	Sanofi-Synthelabo S.A. (c)	3,351,630
9,312	Schneider Electric S.A. (c)	731,420
4,636	Societe Television Francaise 1 S.A. (c)	147,049
1,148	Société BIC S.A.	65,299
13,431	Société Générale (c)	1,398,715
3,534	Sodexho Alliance S.A. (c)	118,056
23,694	STMicroelectronics NV (c)	395,210
33,362	Suez S.A. (c)	900,959
668	Technip S.A. (c)	111,982
3,003	Thales S.A. (c)	125,534
9,335	Thomson S.A. (c)	252,256
22,870	Total S.A. (c)	5,372,694
1,978	Unibail S.A. (c)	235,251
2,738	Valeo S.A. (c)	122,156
11,402	Veolia Environnement S.A. (c)	405,713
2,848	Vinci S.A. (c)	411,555
41,044	Vivendi Universal S.A. (c)	1,260,064
1,406	Zodiac S.A.	65,393

		34,177,229

	Germany—6.4%
2,066	Adidas-Salomon AG	328,591
12,437	Allianz AG (c)	1,581,909
2,783	Altana AG (c)	177,345
21,094	BASF AG	1,498,920
27,433	Bayer AG (c)	907,701
25,420	Bayerishe Hypo-und Vereinsbank AG	623,343
653	Beiersdorf AG (c)	73,068
1,396	Celesio AG (c)	114,442
18,271	Commerzbank AG	397,379
5,240	Continental AG	407,330
34,783	DaimlerChrysler AG	1,560,359
14,333	Depfa Bank, Plc.	227,176
19,772	Deutsche Bank AG (c)	1,709,367
4,460	Deutsche Boerse AG (c)	336,031
9,290	Deutsche Lufthansa AG (c)	134,484
20,307	Deutsche Post AG	496,785
110,146	Deutsche Telekom AG	2,203,927
25,141	E.ON AG (c)	2,161,951
1,231	Fresenius Medical Care AG (c)	99,880
2,443	HeidelbergCement AG	154,113
5,095	Hypo Real Estate Holding AG (b)	212,930
25,219	Infineon Technologies AG	242,379
3,133	Linde AG (c)	215,700
5,766	MAN AG (c)	258,728
1,834	Merck KGAA (c)	131,040
6,117	Metro AG (c)	329,086
7,681	Münchener Rückversicherungs-Gesellschaft AG (c)	927,381
696	Puma AG	174,682
4,617	Qiagen NV (b)	54,833

See accompanying notes to schedule of investments.

MSF-133

Metropolitan Series Fund, Inc.

Morgan Stanley EAFE Index Portfolio

Schedule of Investments as of March 31, 2005 (Unaudited)

Common Stocks—(Continued)

Shares		Value

	Germany—(Continued)
16,894	RWE AG (c)	$1,023,918
8,303	SAP AG (c)	1,340,719
6,709	Schering AG	445,874
32,367	Siemens AG (c)	2,567,121
12,871	ThyssenKrupp AG (i) (c)	265,700
6,275	TUI AG (c)	166,084
8,866	Volkswagen AG (c)	423,030

		23,973,306

	Greece—0.5%
8,430	Alpha Bank A.E.	284,546
5,100	Coca-Cola Hellenic Bottling Co. S.A.	127,889
2,740	Commercial Bank of Greece	72,575
5,700	COSMOTE Mobile Telecommunications S.A.	100,507
8,560	EFG Eurobank Ergasias S.A.	265,660
11,510	Hellenic Telecommunications Organization S.A.	202,550
10,745	National Bank of Greece S.A.	365,491
6,520	OPAP S.A.	191,001
8,250	Piraeus Bank S.A.	149,491
4,890	Public Power Corp.	141,205
3,060	Titan Cement Co. S.A.	102,163

		2,003,078

	Hong Kong—1.5%
60,400	Bank of East Asia, Ltd.	173,770
173,500	BOC Hong Kong Holdings, Ltd. (c)	317,930
54,000	Cathay Pacific Airways, Ltd. (c)	101,780
66,000	Cheung Kong Holdings, Ltd.	583,205
22,000	Cheung Kong Infrastructure Holdings, Ltd. (c)	62,999
74,100	CLP Holdings, Ltd.	421,843
37,500	Esprit Holdings, Ltd.	255,804
85,000	Hang Lung Properties, Ltd.	123,702
31,500	Hang Seng Bank, Ltd.	415,688
32,000	Henderson Land Development Co. (c)	142,378
153,046	Hong Kong & China Gas Co., Ltd.	301,081
59,000	Hong Kong Electric Co., Ltd	261,742
46,000	Hong Kong Exchanges & Clearing, Ltd. (c)	119,142
23,000	Hopewell Holdings, Ltd.	54,262
88,000	Hutchison Whampoa, Ltd.	746,722
55,500	Johnson Electric Holdings, Ltd.	50,169
88,000	Li & Fung, Ltd.	160,656
84,000	MTR Corp. (c)	128,643
89,000	New World Development Co., Ltd.	87,206
151,340	PCCW, Ltd. (c)	84,819
53,000	Sun Hung Kai Properties, Ltd.	480,345
38,000	Swire Pacific, Ltd.	300,867
32,500	Techtronic Industries Co., Ltd. (c)	71,656
59,000	The Wharf Holdings, Ltd.	186,306

		5,632,715

	Ireland—0.7%
37,253	Allied Irish Banks, Plc.	781,134
39,002	Bank of Ireland	616,285
21,425	CRH, Plc.	562,990
5,274	DCC, Plc.	122,953
15,841	Elan Corp., Plc. (b)	50,277

Shares		Value

	Ireland—(Continued)
10,061	Grafton Group, Plc.	$119,183
35,107	Independent News & Media, Plc.	115,928
11,864	Irish Life & Permanent, Plc.	211,255
6,210	Kerry Group, Plc.	150,520

		2,730,525

	Italy—4.0%
19,805	Alleanza Assicurazioni S.p.A. (c)	259,157
38,806	Assicuraziono Generali S.p.A. (c)	1,255,565
4,027	Autogrill S.p.A. (c)	60,390
11,782	Autostrade S.p.A.	305,725
9,160	Banca Antonveneta S.p.A. (c)	297,613
10,160	Banca Fideuram S.p.A. (c)	52,076
128,781	Banca Intesa S.p.A. (c)	655,929
37,628	Banca Intesa S.p.A.-RNC	173,557
43,131	Banca Monte dei Paschi di Siena S.p.A. (c)	145,428
69,554	Banca Nazionale del Lavoro S.p.A. (c)	224,120
15,605	Banca Popolare di Milano S.p.A.	149,535
13,495	Banche Popolari Unite S.c.ar.l.	283,740
14,852	Banco Popolare di Verona e Novara S.c.ar.l.	277,710
4,887	Bulgari S.p.A. (c)	58,227
59,327	Capitalia S.p.A.	309,697
35,725	Edison S.p.A. (b) (c)	72,979
148,232	Enel S.p.A. (c)	1,421,527
105,171	ENI-Ente Nazionale Idrocarburi S.p.A. (c)	2,741,714
21,620	FIAT S.p.A. (c)	157,614
254,950	Finmeccanica S.p.A.	259,037
1	Italcementi S.p.A. (c)	17
7,313	Luxottica Group S.p.A. (c)	149,997
23,670	Mediaset S.p.A. (c)	341,372
19,731	Mediobanca S.p.A. (c)	343,298
8,934	Mediolanum S.p.A. (c)	61,109
110,803	Pirelli & Co. S.p.A. (c)	138,242
12,808	Riunione Adriatica di Sicurta S.p.A. (c)	302,069
44,215	San Paolo IMI S.p.A. (c)	693,747
174,380	Seat Pagine Gialle S.p.A. (b) (c)	72,836
41,749	Snam Rete Gas S.p.A.	233,018
37,165	T.E.R.N.A (c)	99,006
334,393	Telecom Italia S.p.A. (c)	1,270,871
246,214	Telecom Italia S.p.A.-RNC	772,818
56,686	TIM S.p.A. (c)	380,443
178,996	UniCredito Italiano S.p.A. (c)	1,053,612

		15,073,795

	Japan—20.6%
3,130	Acom Co., Ltd. (c)	211,305
2,900	Advantest Corp. (c)	222,480
23,100	AEON Co., Ltd.	391,128
1,800	Aeon Credit Service Co., Ltd.	121,750
825	Aiful Corp.	64,791
1,650	Aiful Corp.	132,304
6,600	Aisin Seiki Co., Ltd.	150,299
23,000	Ajinomoto Co., Inc.	281,173
20,000	All Nippon Airways Co., Ltd. (c)	68,401
6,000	Alps Electric Co., Ltd. (c)	95,661
13,000	Amada Co., Ltd.	80,121

See accompanying notes to schedule of investments.

MSF-134

Metropolitan Series Fund, Inc.

Morgan Stanley EAFE Index Portfolio

Schedule of Investments as of March 31, 2005 (Unaudited)

Common Stocks—(Continued)

Shares		Value

	Japan—(Continued)
2,600	Aoyama Trading Co., Ltd.	$70,336
18,500	Asahi Breweries, Ltd. (c)	239,967
31,000	Asahi Glass Co., Ltd. (c)	327,518
50,000	Asahi Kasei Corp.	246,663
4,000	Bandai Co., Ltd.	81,342
3,900	Benesse Corp. (c)	132,727
26,000	Bridgestone Corp. (c)	478,538
34,200	Canon, Inc. (c)	1,836,291
7,100	Casio Computer Co., Ltd.	93,810
41	Central Japan Railway Co. (c)	351,738
26,400	Chubu Electric Power Co., Inc. (c)	635,573
12,900	Chugai Pharmaceutical Co., Ltd. (c)	198,465
10,200	Citizen Watch Co., Ltd. (c)	98,000
5,700	Credit Saison Co., Ltd.	205,374
2,500	CSK Corp. (c)	104,121
27,000	Dai Nippon Printing Co., Ltd	440,867
9,000	Daicel Chemical Industries, Ltd. (c)	49,595
11,600	Daiichi Pharmacy Co., Ltd. (c)	271,513
8,000	Daikin Industries, Ltd.	201,694
11,000	Daimaru, Inc. (c)	98,163
23,000	Dainippon Ink & Chemicals, Inc.	63,013
3,400	Daito Trust Construction Co., Ltd. (c)	143,046
20,000	Daiwa House Industry Co., Ltd.	230,106
51,000	Daiwa Securities Group, Inc. (c)	335,175
14,000	Denki Kagaku Kogyo K.K.	50,742
21,100	Denso Corp.	526,029
64	Dentsu, Inc.	175,183
16,000	Dowa Mining Co., Ltd.	108,159
145	East Japan Railway Co.	780,500
10,300	Eisai Co., Ltd.	350,532
6,000	Electric Power Development Co., Ltd.	185,147
2,300	FamilyMart Co., Ltd.	67,953
6,200	Fanuc, Ltd.	388,461
2,400	Fast Retailing Co., Ltd.	145,488
24,000	Fuji Electric Holdings Co., Ltd.	75,767
18,500	Fuji Photo Film Co., Ltd.	678,183
23,000	Fujikura, Ltd.	100,988
11,000	Fujisawa Pharmaceutical Co., Ltd.	265,055
73,000	Fujitsu, Ltd. (c)	439,558
9,000	Hino Motors, Ltd. (c)	56,674
1,200	Hirose Electric Co., Ltd.	122,722
3,700	Hitachi Chemical Co., Ltd	66,281
5,000	Hitachi Machinary, Ltd.	69,077
131,000	Hitachi, Ltd.	815,670
7,300	Hokkaido Electric Power Co., Inc. (c)	148,887
41,000	Hokugin Financial Group, Inc.	124,440
30,500	Honda Motor Co., Ltd. (c)	1,530,528
4,500	Hoya Corp. (c)	496,078
18	Inpex Corp.	96,845
10,300	Isetan Co., Ltd. (c)	134,353
69,000	Ishikawajima-Harima Heavy Industries Co., Ltd. (c)	111,476
1,200	ITO EN, Ltd. (c)	58,438
13,400	Ito-Yokado Co., Ltd.	535,573
57,000	Itochu Corp.	287,454
1,300	JAFCO Co., Ltd.	81,666
39,000	Japan Airlines System Corp.	114,078
9	Japan Real Estate Investment Corp. (REIT) (c)	73,626

Shares		Value

	Japan—(Continued)
9	Japan Retail Fund Investment Corp. (REIT) (c)	$71,691
39	Japan Tobacco, Inc.	433,912
21,000	JFE Holding, Inc. (c)	586,390
7,000	JGC Corp.	76,574
8,400	JSR Corp.	165,910
35,000	Kajima Corp. (c)	144,873
10,000	Kamigumi Co., Ltd. (c)	83,724
11,000	Kaneka Corp. (c)	121,514
21,000	Kao Corp.	482,417
73,000	Kawasaki Heavy Industries, Ltd. (b) (c)	126,162
19,000	Kawasaki Kisen Kaisha, Ltd. (c)	131,298
15,000	Keihin Electric Express Railway Co., Ltd. (c)	92,944
26,000	Keio Electric Railway Co., Ltd.	154,461
1,400	Keyence Corp.	324,842
10,000	Kikkoman Corp.	100,405
61,120	Kintetsu Corp. (c)	207,830
28,000	Kirin Brewery Co., Ltd. (c)	273,833
98,000	Kobe Steel, Ltd. (c)	172,964
42,000	KOMATSU, Ltd.	316,299
3,400	Konami Corp. (c)	75,659
17,500	Konica Minolta Holdings, Inc.	177,092
5,000	Koyo Seiko Co., Ltd.	67,742
43,000	Kubota Corp.	229,831
19,000	Kuraray Co., Ltd. (c)	169,933
3,500	Kurita Water Industries, Ltd.	55,117
6,600	Kyocera Corp.	471,588
16,000	Kyowa Hakko Kogyo Co., Ltd.	122,818
16,600	Kyushu Electric Power Co., Inc.	353,860
2,400	Lawson, Inc.	88,331
6,600	Leopalace21 Corp.	109,021
1,200	Mabuchi Motor Co., Ltd. (c)	72,209
4,000	Makita Corp. (c)	73,150
55,000	Marubeni Corp.	176,635
14,000	Marui Co., Ltd. (c)	188,413
90,000	Matsushita Electric Industrial Co., Ltd. (c)	1,327,237
12,000	Matsushita Electric Works, Ltd. (c)	103,458
14,000	Meiji Seika Kaisha, Ltd. (c)	69,820
60	Millea Holdings, Inc. (c)	875,111
11,000	Minebea Co., Ltd. (c)	47,279
75,157	Mitsubishi Chemical Corp. (c)	240,103
43,700	Mitsubishi Corp. (c)	566,503
69,000	Mitsubishi Electric Corp.	357,665
40,000	Mitsubishi Estate Co., Ltd. (c)	465,446
12,000	Mitsubishi Gas & Chemical Co., Inc.	56,384
132,000	Mitsubishi Heavy Industries, Ltd.	351,554
52,000	Mitsubishi Materials Corp.	124,352
32,000	Mitsubishi Rayon Co., Ltd.	118,398
185	Mitsubishi Tokyo Financial Group, Inc.	1,606,457
51,000	Mitsui & Co., Ltd. (c)	471,297
24,000	Mitsui Chemicals, Inc.	134,409
29,000	Mitsui Fudosan Co., Ltd.	339,693
30,000	Mitsui Mining & Smelting Co., Ltd.	133,436
37,000	Mitsui OSK Lines, Ltd.	238,123
53,000	Mitsui Sumitomo Insurance Co., Ltd.	486,576
24,000	Mitsui Trust Holdings, Inc.	239,210
18,000	Mitsukoshi, Ltd. (c)	94,245
315	Mizuho Financial Group, Inc.	1,487,684

See accompanying notes to schedule of investments.

MSF-135

Metropolitan Series Fund, Inc.

Morgan Stanley EAFE Index Portfolio

Schedule of Investments as of March 31, 2005 (Unaudited)

Common Stocks—(Continued)

Shares		Value

	Japan—(Continued)
8,900	Murata Manufacturing Co., Ltd.	$477,909
65,000	NEC Corp.	393,134
1,600	NEC Electronics Corp. (c)	74,798
22	NET One Systems Co., Ltd.	56,500
13,000	NGK Insulators, Ltd. (c)	129,261
11,000	NGK Spark Plug Co., Ltd.	113,909
1,800	NIDEC Corp.	224,425
71,000	Nikko Cordial Corp.	355,290
12,000	Nikon Corp. (c)	138,150
4,000	Nintendo Co., Ltd. (c)	437,570
13	Nippon Building Fund, Inc. (REIT)	111,409
38,000	Nippon Express Co., Ltd.	200,380
6,000	Nippon Meat Packers, Inc.	76,179
31,500	Nippon Mining Holdings, Inc. (c)	173,366
52,000	Nippon Oil Corp. (c)	370,755
12,000	Nippon Sanso Corp.	70,459
24,000	Nippon Sheet Glass Co., Ltd. (c)	101,786
243,000	Nippon Steel Corp.	614,868
219	Nippon Telephone & Telegraph Corp.	959,812
35	Nippon Unipac Holding (c)	161,843
39,000	Nippon Yusen Kabushiki Kaisha	235,320
8,000	Nissan Chemical Industries, Ltd. (c)	69,130
101,300	Nissan Motor Co., Ltd. (c)	1,039,597
6,000	Nisshin Seifun Group, Inc.	63,892
31,000	Nisshin Steel Co., Ltd.	81,334
5,000	Nissin Food Products Co., Ltd.	131,081
6,800	Nitto Denko Corp.	357,310
4,000	NOK Corp. (c)	95,396
76,000	Nomura Holdings, Inc.	1,058,568
900	Nomura Research Institute, Ltd.	84,051
18,000	NSK, Ltd. (c)	92,822
20,000	NTN Corp. (c)	111,132
62	NTT Data Corp.	214,161
816	NTT DoCoMo, Inc.	1,373,496
22,000	Obayashi Corp. (c)	135,886
27,000	Odakyu Electric Railway Co., Ltd. (c)	165,253
39,000	OJI Paper Co., Ltd. (c)	219,332
20,000	Oki Electric Industry Co., Ltd. (c)	84,438
9,000	Olympus Corp. (c)	210,176
9,000	Omron Corp.	196,619
5,000	Onward Kashiyama Co., Ltd.	73,963
1,300	Oracle Corp. (c)	60,234
2,600	Oriental Land Co., Ltd.	170,054
3,200	ORIX Corp.	408,530
84,000	Osaka Gas Co., Ltd. (c)	258,961
6,600	Pioneer Corp. (c)	118,778
3,750	Promise Co., Ltd.	256,736
210	Rakuten, Inc. (c)	183,222
200,000	Resona Holdings, Inc. (c)	401,529
27,000	Ricoh Co., Ltd. (c)	464,489
4,300	Rohm Co., Ltd.	415,641
15,100	Sankyo Co., Ltd. (c)	317,807
2,800	Sankyo Co., Ltd./ Gunma	135,749
58,000	Sanyo Electric Co., Ltd. (c)	181,124
9,000	Secom Co., Ltd.	375,301
2,700	Sega Sammy Holdings. Inc. (c)	164,410
4,100	Seiko Epson Corp.	152,401

Shares		Value

	Japan—(Continued)
20,000	Sekisui Chemical Co., Ltd. (c)	$145,560
21,000	Sekisui House, Ltd.	224,564
15,300	Seven-Eleven Japan Co., Ltd. (c)	448,729
38,000	Sharp Corp. (c)	576,289
2,700	Shimano, Inc.	90,804
29,000	Shimizu Corp.	148,752
14,300	Shin-Etsu Chemical Co., Ltd.	542,818
40,000	Shinsei Bank, Ltd. (c)	227,959
15,000	Shionogi & Co., Ltd. (c)	207,086
14,000	Shiseido Co., Ltd.	185,214
52,000	Showa Denko K.K. (c)	136,497
9,900	Showa Shell Sekiyu K.K.	96,254
2,100	SMC Corp.	237,951
9,200	Softbank Corp. (c)	379,773
30,000	Sompo Japan Insurance, Inc.	313,865
37,600	Sony Corp. (c)	1,505,408
5,600	Stanley Electric Co., Ltd. (c)	85,029
53,000	Sumitomo Chemical Co., Ltd. (c)	262,463
36,000	Sumitomo Corp.	309,151
27,000	Sumitomo Electric Industries, Ltd. (c)	288,036
19,000	Sumitomo Heavy Industries, Ltd. (c)	74,896
148,000	Sumitomo Metal Industries, Ltd. (c)	266,709
27,000	Sumitomo Metal Mining Co., Ltd. (c)	203,603
176	Sumitomo Mitsui Financial Group, Inc. (c)	1,193,854
16,000	Sumitomo Realty & Development Co., Ltd. (c)	192,829
7,300	T&D Holdings, Inc. (c)	371,327
42,000	Taiheiyo Cement Corp. (c)	118,085
29,000	Taisei Corp.	108,915
8,000	Taisho Pharmaceutical Co., Ltd.	169,833
12,000	Takashimaya Co., Ltd. (c)	123,044
36,100	Takeda Chemical Industries, Ltd.	1,723,709
4,610	Takefuji Corp.	310,776
4,900	TDK Corp.	335,809
36,000	Teijin, Ltd.	154,157
10,000	Teikoku Oil Co., Ltd.	73,203
8,100	Terumo Corp.	244,475
16,000	The 77 Bank, Ltd.	116,268
23,000	The Bank of Fukuoka, Ltd. (c)	144,574
48,000	The Bank of Yokohama, Ltd.	293,252
29,000	The Chiba Bank, Ltd.	188,170
30,000	The Furukawa Electric Co., Ltd. (c)	137,548
21,000	The Gunma Bank, Ltd.	121,449
32,000	The Joyo Bank, Ltd.	172,532
28,700	The Kansai Electric Power Co., Inc.	576,922
27,000	The Shizuoka Bank, Ltd. (c)	273,123
52,000	The Sumitomo Trust & Banking Co., Ltd.	339,523
13,000	The Suruga Bank, Ltd.	115,784
46,800	The Tokyo Electric Power, Ltd.	1,137,647
6,000	THK Co., Ltd. (c)	121,311
1,300	TIS, Inc. (c)	50,857
31,000	Tobu Railway Co., Ltd.	125,410
8,000	Toho Co., Ltd. (c)	131,044
17,600	Tohoku Electric Power Co., Inc (c)	326,957
6,800	Tokyo Electron, Ltd.	388,473
101,000	Tokyo Gas Co., Ltd. (c)	407,310
47,000	Tokyu Corp. (c)	245,126
12,000	TonenGeneral Sekiyu K.K.	123,484

See accompanying notes to schedule of investments.

MSF-136

Metropolitan Series Fund, Inc.

Morgan Stanley EAFE Index Portfolio

Schedule of Investments as of March 31, 2005 (Unaudited)

Common Stocks—(Continued)

Shares		Value

	Japan—(Continued)
22,000	Toppan Printing Co., Ltd. (c)	$241,042
50,000	Toray Industries, Inc. (c)	224,643
116,000	Toshiba Corp.	485,299
27,000	Tosoh Corp.	133,795
10,000	Tostem Inax Holding Corp.	183,857
12,000	Toto, Ltd. (c)	103,220
8,000	Toyo Seikan Kaisha, Ltd. (c)	148,718
27,000	Toyobo Co., Ltd.	65,823
8,100	Toyota Industries Corp. (c)	228,442
116,700	Toyota Motor Corp.	4,351,400
4,000	Trend Micro, Inc. (c)	171,835
39,000	Ube Industries, Ltd. (c)	80,583
162	UFJ Holdings, Inc.	854,273
2,400	Uni-Charm Corp.	107,913
6,000	UNY Co., Ltd.	72,253
4,000	Ushio, Inc. (c)	76,607
1,070	USS Co., Ltd. (c)	82,978
67	West Japan Railway Co. (c)	273,574
78	Yahoo Japan Corp.	183,770
78	Yahoo Japan Corp. (b)	182,823
7,000	Yakult Honsha Co., Ltd. (c)	134,939
3,500	Yamada Denki Co., Ltd. (c)	183,749
8,100	Yamaha Corp.	116,997
7,100	Yamaha Motor Co., Ltd. (c)	121,810
12,400	Yamanouchi Pharmaceutical Co., Ltd.	420,345
17,000	Yamato Transport Co., Ltd.	243,585
8,100	Yokogawa Electric Corp.	109,963

		77,046,693

	Luxembourg—0.1%
18,758	Arcelor S.A. (c)	429,631
9,000	Stolt Offshore Co.	70,548

		500,179

	Netherlands—4.7%
65,134	ABN AMRO Holdings NV	1,620,216
55,784	Aegon NV	754,475
11,384	Akzo Nobel NV (c)	521,020
19,715	ASML Holding NV (b)	335,098
1,528	Corio NV	85,634
3,147	DSM NV	222,274
22,238	Hagemeyer NV	56,633
9,685	Heineken NV	336,412
1,090	IHC Caland NV	69,408
74,553	ING Groep NV	2,256,875
61,203	Koninklijke Ahold NV	513,670
87,586	Koninklijke KPN NV	785,322
6,912	Koninklijke Numico NV (b)	283,451
53,170	Koninklijke Philips Electronics NV	1,467,760
1,866	Randstad Holding NV	83,264
27,759	Reed Elsevier NV	419,519
1,821	Rodamco Europe NV (c)	136,546
84,011	Royal Dutch Petroleum Co. (c)	5,034,121
14,856	TPG NV	423,385
23,089	Unilever NV	1,574,751
6,643	Vedior NV	118,434

Shares		Value

	Netherlands—(Continued)
9,318	VNU NV	$272,429
1,209	Wereldhave NV	124,130
11,043	Wolters Kluwer NV	202,188

		17,697,015

	New Zealand—0.2%
17,004	Auckland International Airport, Ltd. (c)	98,197
20,364	Contact Energy, Ltd.	94,559
26,520	Fletcher Building, Ltd. (c)	125,546
27,470	Sky City Entertainment Group, Ltd.	96,357
83,950	Telecom Corp. of New Zealand, Ltd.	363,491

		778,150

	Norway—0.7%
28,330	DnB NOR ASA	290,514
1,550	Frontline, Ltd. (c)	74,382
5,860	Norsk Hydro ASA	488,222
5,300	Norske Skogindustrier ASA (c)	106,180
7,700	Orkla ASA (c)	282,995
2,300	Schibsted ASA	60,639
26,900	Statoil ASA	462,427
11,400	Storebrand ASA	103,808
6,500	Tandberg ASA (c)	68,342
33,500	Telenor ASA	302,414
10,000	Yara International ASA (b)	152,438

		2,392,361

	Portugal—0.3%
13,513	Banco BPI S.A.	55,319
90,981	Banco Comercial Portugues S.A.	248,294
5,453	Banco Espirito Santo S.A.	94,958
14,724	Brisa-Auto Estradas de Portugal S.A.	124,574
93,497	Electricidade de Portugal S.A.	261,246
31,804	Portugal Telecom, SGPS, S.A.	374,910
47,310	Sonae S.A.	71,410

		1,230,711

	Singapore—0.8%
66,000	Capitaland, Ltd. (c)	94,042
27,000	City Developments, Ltd.	105,594
108,000	ComfortDelGro Corp., Ltd.	109,313
52,978	DBS Group Holdings, Inc.	478,624
10,400	Fraser & Neave, Ltd.	95,806
29,000	Keppel Corp., Ltd. (c)	191,660
47,440	Overseas-Chinese Banking Corp.	396,947
26,000	Singapore Airlines, Ltd.	187,598
73,250	Singapore Press Holdings, Ltd.	202,526
76,000	Singapore Technologies Engineering, Ltd.	117,968
280,650	Singapore Telecommunications, Ltd.	439,027
55,392	United Overseas Bank, Ltd.	483,639
1	United Overseas Land, Ltd.	1
13,000	Venture Corp., Ltd.	104,772

		3,007,517

See accompanying notes to schedule of investments.

MSF-137

Metropolitan Series Fund, Inc.

Morgan Stanley EAFE Index Portfolio

Schedule of Investments as of March 31, 2005 (Unaudited)

Common Stocks—(Continued)

Shares		Value

	Spain—3.8%
9,909	Abertis Infraestructuras S.A. (c)	$224,418
1,006	Acciona S.A. (c)	91,069
7,712	Acerinox S.A. (c)	126,756
10,808	ACS, Actividades de Construccion & Servicios S.A.	268,260
11,165	Altadis S.A. (c)	457,691
11,968	Amadeus Global Travel Distribution S.A. (c)	113,227
850	Antena de Television S.A. (b)	69,531
130,072	Banco Bilbao Vizcaya Argentaria S.A. (c)	2,122,452
6,400	Banco Popular Espanol S.A. (c)	415,013
239,668	Banco Santander Central Hispano S.A. (c)	2,924,102
8,063	Cintra Conces, Plc.	87,094
4,847	Corporacion Mapfre S.A.	74,934
39,972	Endesa S.A. (c)	903,873
1,837	Fomento de Construcciones & Contratas S.A. (c)	94,118
4,490	Gamesa Corporacion Tecnologica S.A. (c)	59,798
6,366	Gas Natural SDG S.A. (c)	183,474
2,605	Grupo Ferrovial S.A. (c)	147,888
30,343	Iberdrola S.A. (c)	795,632
15,771	Iberia Lineas Aereas de Espana S.A. (c)	52,872
4,422	Indra Sistemas S.A.	79,734
9,525	Industria de Diseno Textil S.A.	285,521
1,488	Metrovacesa S.A. (c)	79,764
3,071	Promotora de Informaciones S.A.	62,212
38,238	Repsol YPF S.A. (c)	1,014,557
3,741	Sacyr Vallehermoso S.A. (c)	67,230
1,552	Sogecable S.A. (b) (c)	62,291
7,177	Telefonica Publica de Informacion S.A. (c)	64,899
179,969	Telefonica S.A.	3,142,657
8,796	Union Fenosa S.A. (c)	261,868

		14,332,935

	Sweden—2.4%
4,300	Alfa Laval AB (c)	70,807
11,700	Assa Abloy AB (Series B) (c)	166,081
4,900	Atlas Copco AB	235,421
3,400	Atlas Copco AB (Series B)	149,338
675	Bostados AB	14,376
2,200	Castellum AB (c)	72,146
12,000	Electrolux AB (c)	280,193
5,900	Eniro AB	69,933
6,800	Gambro AB (Class A)	93,263
5,900	Getinge AB (Class B)	88,361
19,100	Hennes & Mauritz AB (Series B) (c)	658,849
2,500	Holmen AB (Series B) (c)	79,015
2,450	Modern Times Group AB (Class B) (b)	74,423
86,662	Nordea Bank AB (c)	879,581
9,350	Sandvik AB (c)	390,164
4,300	Scania AB (Series B)	183,735
13,000	Securitas AB (c)	208,508
44,300	Skandia Insurance Co., Ltd. (c)	226,188
19,700	Skandinaviska Enskilda Banken AB (c)	374,725
15,200	Skanska AB	184,471
3,700	SKF AB (Series B) (c)	173,565
2,800	SSAB Svenski AB (Series A)	69,795
8,200	Svenska Cellulosa AB (c)	310,241
22,600	Svenska Handelsbanken AB (c)	535,796
14,600	Swedish Match AB (c)	179,304

Shares		Value

	Sweden—(Continued)
4,150	Tele2 AB (c)	$137,539
600,800	Telefonaktiebolaget LM Ericsson AB (Class B)	1,696,452
86,764	TeliaSonera AB	519,416
4,100	Trelleborg AB (Class B) (c)	71,295
4,500	Volvo AB	192,893
9,300	Volvo AB (Series B) (c)	412,516
4,300	Wihlborgs Fastighe	99,825

		8,898,215

	Switzerland—6.6%
73,877	ABB, Ltd. (b)	459,146
5,399	Adecco S.A. (c)	297,356
2,554	Ciba Specialty Chemicals AG	166,070
8,566	Clariant AG	148,601
20,634	Compagnie Financière Richemont AG	649,963
45,910	Credit Suisse Group (c)	1,977,206
184	Geberit AG	135,302
267	Givaudan AG	172,240
6,326	Holcim, Ltd. (c)	390,325
1,517	Logitech International S.A.	92,583
1,509	Lonza Group AG (c)	92,826
1,307	Micronas Semiconductor Holding AG	54,705
16,273	Nestle S.A. (c)	4,473,406
917	Nobel Biocare Holding AG (c)	193,681
94,897	Novartis AG	4,441,606
1,750	Phonak Holding AG	60,483
189	Rieter Holding AG	59,934
28,347	Roche Holding AG	3,048,192
303	Serono S.A. (Class B) (c)	220,742
176	SGS S.A.	127,256
318	Straumann Holding AG (c)	69,097
153	Sulzer AG	66,143
3,574	Swatch Group AG (c)	99,970
1,240	Swatch Group AG (Class B) (c)	171,276
13,492	Swiss Reinsurance Co.	971,000
1,060	Swisscom AG (c)	390,222
4,377	Syngenta AG	459,226
1,887	Synthes, Inc. (b)	210,512
43,123	UBS AG (c)	3,653,388
490	Unaxis Holding AG (c)	69,055
5,998	Zurich Financial Services AG	1,055,956

		24,477,468

	United Kingdom—24.1%
24,124	3i Group, Plc.	306,048
38,895	Aegis Group, Plc.	74,980
9,863	Alliance Unichem, Plc.	144,311
19,748	AMEC, Plc.	119,021
28,888	Amvescap, Plc.	182,138
57,234	Anglo American, Plc.	1,356,843
54,960	ARM Holdings, Plc.	109,271
7,903	Arriva, Plc.	78,403
14,900	Associated British Portfolios Holdings, Plc.	135,246
67,117	AstraZeneca, Plc.	2,649,912
91,244	Aviva, Plc.	1,096,628
43,274	BAA, Plc.	477,087
131,197	BAE Systems, Plc.	644,139

See accompanying notes to schedule of investments.

MSF-138

Metropolitan Series Fund, Inc.

Morgan Stanley EAFE Index Portfolio

Schedule of Investments as of March 31, 2005 (Unaudited)

Common Stocks—(Continued)

Shares		Value

	United Kingdom—(Continued)
14,684	Balfour Beatty, Plc.	$86,703
260,154	Barclays, Plc.	2,658,771
11,202	Barratt Developments, Plc.	139,613
15,908	BBA Group, Plc.	90,780
4,518	Bellway, Plc.	75,207
4,020	Berkeley Group Holdings	61,563
142,544	BG Group, Plc.	1,109,853
99,554	BHP Billiton, Plc.	1,337,185
19,552	BOC Group, Plc.	376,420
30,061	Boots Group, Plc.	354,111
865,169	BP, Plc.	8,993,047
23,580	BPB, Plc.	221,365
29,427	Brambles Industries, Plc.	168,446
21,657	British Airways, Plc.	108,277
65,221	British America Tobacco, Plc.	1,151,236
20,958	British Land Co., Plc.	318,359
50,886	British Sky Broadcasting Group, Plc.	559,673
345,025	BT Group, Plc.	1,341,252
16,923	Bunzl, Plc.	165,245
91,319	Cable & Wireless, Plc.	223,304
86,840	Cadbury Schweppes, Plc.	870,318
24,663	Capita Group, Plc.	175,205
6,828	Carnival, Plc.	375,625
11,534	Cattles, Plc.	73,664
162,561	Centrica, Plc.	708,769
5,056	Close Brothers Group, Plc.	74,188
4,504	Cobham, Plc.	119,009
87,101	Compass Group, Plc.	397,353
163,556	Corus Group, Plc.	167,090
11,302	Daily Mail & General Trust, Plc.	153,950
123,146	Diageo, Plc.	1,735,660
76,665	Dixons Group, Plc.	221,222
0	DX Services, Plc.	3
16,808	Electrocomponents, Plc.	78,654
9,884	EMAP, Plc.	155,335
31,155	EMI Group, Plc.	139,089
13,111	Enterprise Inns, Plc.	190,996
11,771	Exel, Plc.	188,970
14,542	FirstGroup, Plc.	94,314
74,684	Friends Provident, Plc.	250,116
14,106	George Wimpey, Plc.	117,441
27,152	GKN, Plc.	130,167
237,375	GlaxoSmithKline, Plc.	5,444,123
42,313	Group for Securicor, Inc.	109,513
42,656	GUS, Plc.	734,972
10,461	Hammerson, Plc.	164,344
29,016	Hanson, Plc.	274,392
70,144	Hays, Plc.	176,243
156,892	HBOS, Plc.	2,445,080
62,142	Hilton Group, Plc.	353,776
15,577	HMV Group, Plc.	73,638
449,157	HSBC Holdings, Plc.	7,118,650
18,682	ICAP, Plc.	96,917
19,184	IMI, Plc.	148,795
46,384	Imperial Chemical Industries, Plc.	234,531
30,566	Imperial Tobacco Group, Plc.	802,108
3,038	Inchcape, Plc.	113,762

Shares		Value

	United Kingdom—(Continued)
25,117	Intercontinental Hotels Group	$293,374
58,118	International Power, Plc. (b)	197,306
6,257	Intertek Group, Plc.	91,452
209,753	Invensys, Plc. (b)	61,539
8,551	Johnson Matthey, Plc.	159,840
14,457	Kelda Group, Plc.	163,427
27,443	Kesa Electricals, Plc.	156,704
29,540	Kidde, Plc.	93,215
100,939	Kingfisher, Plc.	550,667
18,280	Land Securities Group, Plc.	446,973
255,311	Legal & General Group, Plc.	546,246
9,441	Liberty International, Plc.	171,945
225,608	Lloyds TSB Group, Plc.	2,037,351
27,743	LogicaCMG, Plc.	92,746
10,312	London Stock Exchange Plc.	88,421
11,093	Man Group, Plc.	287,924
8,098	Marconi Corp., Plc. (b)	82,461
64,289	Marks & Spencer Group, Plc.	420,918
22,314	Meggitt, Plc.	110,950
21,169	MFI Furniture Group, Plc.	46,775
21,309	Misys, Plc.	89,155
19,201	Mitchells & Butlers, Plc.	125,075
5,547	National Express Group, Plc.	94,589
124,569	National Grid Transco, Plc.	1,155,986
10,683	Next, Plc.	321,297
17,127	Novar, Plc.	60,278
32,448	Pearson, Plc.	395,868
11,884	Persimmon, Plc.	169,951
35,779	Pilkington, Plc.	80,104
9,416	Provident Financial, Plc.	126,035
95,242	Prudential, Plc.	914,333
10,056	Punch Taverns, Plc.	130,793
22,039	Rank Group, Plc.	114,063
25,092	Reckitt Benckiser, Plc.	797,306
49,874	Reed Elsevier, Plc.	517,479
76,753	Rentokil Initial, Plc.	234,869
57,933	Reuters Group, Plc.	446,446
21,234	Rexam, Plc.	190,859
43,053	Rio Tinto, Plc.	1,394,285
59,608	Rolls-Royce Group, Plc.	275,102
2,980,400	Rolls-Royce Group, Plc. (Class B)	5,632
111,169	Royal & Sun Alliance Insurance Group, Plc.	165,352
127,464	Royal Bank of Scotland Group, Plc.	4,062,675
31,394	SABMiller, Plc.	491,414
47,878	Sage Group, Ltd.	182,028
61,769	Sainsbury Co.	337,523
4,373	Schroders, Plc.	58,416
31,697	Scottish & Newcastle, Plc.	275,807
36,716	Scottish & Southern Energy, Plc.	612,281
79,445	Scottish Power, Plc.	615,513
26,863	Serco Group, Plc.	124,152
13,704	Severn Trent, Plc.	236,909
388,078	Shell Transport & Trading Co., Plc.	3,482,150
63,632	Signet Group, Plc.	129,392
15,709	Slough Estates, Plc.	144,664
37,819	Smith & Nephew, Plc.	355,449
22,046	Smiths Group, Plc.	355,149

See accompanying notes to schedule of investments.

MSF-139

Metropolitan Series Fund, Inc.

Morgan Stanley EAFE Index Portfolio

Schedule of Investments as of March 31, 2005 (Unaudited)

Common Stocks—(Continued)

Preferred Stocks—0.2%

Shares		Value

	United Kingdom—(Continued)
29,430	Stagecoach Group, Plc.	$61,457
20,205	Tate & Lyle, Plc.	202,893
21,488	Taylor Woodrow, Plc.	124,492
312,007	Tesco, Plc.	1,865,632
6,929	The Davis Service Group, Plc.	57,220
27,472	The Peninsular & Oriental Steam Navigation Co.	150,392
11,100	TI Automotive, Ltd. (b) (i)	0
30,300	Tomkins Plc.	151,270
11,804	Trinity Mirror, Plc.	156,370
111,587	Unilever, Plc.	1,102,747
12,717	United Business Media, Plc.	128,048
21,916	United Utilities, Plc.	261,496
13,082	United Utilities, Plc. (Class A)	111,323
2,644,786	Vodafone Group, Plc.	7,031,430
11,935	Whitbread, Plc.	210,326
16,542	William Hill, Plc.	172,196
23,246	Wolseley, Plc.	487,538
44,250	WPP Group, Plc.	503,574
27,933	Yell Group, Plc.	249,893

		90,019,329

	United States—3.9%
90,600	iShares MSCI EAFE Index Fund (c)	14,393,622

	Total Common Stocks (Identified Cost $306,699,973)	371,721,732

Shares		Value

	Germany—0.2%
924	Fresenius Medical Care AG	$53,410
2,804	Henkel KGAA (c)	254,163
311	Porsche AG (c)	226,308
2,809	ProSieben SAT, I Media AG	52,846
1,372	RWE AG (c)	72,754
3,898	Volkswagen AG	140,886

		800,367

	Switzerland—0.0%
194	Schindler Holding AG	72,217

	Total Preferred Stocks (Identified Cost $621,907)	872,584

Short Term Investments—0.7%
Face Amount

	Discount Notes—0.7%
$2,375,000	Federal Home Loan Bank 2.400%, 04/01/05	$2,375,000

	Total Short Term Investments (Identified Cost $2,375,000)	2,375,000

	Total Investments—100.3% (Identified Cost $309,696,880) (a)	374,969,316
	Other assets less liabilities	(1,007,078)

	Total Net Assets—100%	$373,962,238

Ten Largest Industries as of March 31, 2005	Percentage of Total Net Assets
Commercial Banks	15.4%
Oil & Gas	8.2
Pharmaceuticals	6.7
Diversified Telecommunication Services	4.4
Insurance	4.1
Investment Company	3.8
Electric Utilities	3.4
Metals & Mining	3.0
Food Products	2.9
Automobiles	2.9

See accompanying notes to schedule of investments.

MSF-140

Metropolitan Series Fund, Inc.

Scudder Global Equity Portfolio

Schedule of Investments as of March 31, 2005 (Unaudited)

Common Stocks—96.3% of Total Net Assets

Shares		Value

	Australia—0.3%
132,700	Alumina, Ltd.	$607,046

	Austria—1.3%
16,600	Erste Bank der oesterreichischen Sparkassen AG	869,075
43,600	Wienerberger AG	1,986,734

		2,855,809

	Bermuda—0.2%
400,000	Shangri-La Asia, Ltd.	579,550

	Brazil—1.6%
54,900	Aracruz Celulose S.A. (ADR)	1,965,420
50,700	Companhia Vale do Rio Doce (ADR) (b)	1,602,627

		3,568,047

	Canada—4.6%
61,650	Canadian National Railway Co.	3,891,190
43,971	EnCana Corp.	3,105,396
96,500	Goldcorp, Inc.	1,375,323
58,100	Meridian Gold, Inc. (b)	979,821
55,700	Placer Dome, Inc.	900,667

		10,252,397

	France—4.1%
43,866	Carrefour S.A.	2,328,258
14,454	Société Générale	1,501,892
22,593	Total S.A.	5,295,775

		9,125,925

	Germany—10.6%
28,450	Allianz AG	3,610,587
70,956	BASF AG	5,030,816
40,015	Bayerische Motoren Werke AG	1,817,922
160,359	Commerzbank AG	3,479,889
57,852	E.ON AG	4,963,766
31,600	Schering AG	2,095,419
18,827	Stada Arzneimittel AG	589,246
40,771	Volkswagen AG	1,940,994

		23,528,639

	Hong Kong—4.1%
344,000	China Mobile, Ltd.	1,123,290
8,164,000	China Petroleum & Chemical Corp.	3,349,137
2,198,000	Denway Motors, Ltd.	774,206
2,476,900	Fountain Set Holdings, Ltd.	1,564,158
268,000	Hutchison Whampoa, Ltd.	2,274,136

		9,084,927

	India—1.4%
120,900	Reliance Industries, Ltd. (GDR) (144A)	3,097,458

	Indonesia—1.3%
155,000	PT Telekomunikasi Indonesia (ADR)	2,904,700

Shares		Value

	Israel—0.8%
54,800	Teva Pharmaceutical Industries, Ltd. (ADR)	$1,698,800

	Italy—2.3%
456,700	Capitalia S.p.A.	2,378,733
155,100	Enel S.p.A.	1,484,071
75,500	Mediobanca S.p.A.	1,310,687

		5,173,491

	Japan—7.7%
39,700	Fanuc, Ltd.	2,481,254
63	Japan Retail Fund Investment Corp. (REIT)	500,594
447,000	KOMATSU, Ltd.	3,358,006
210,000	Mitsubishi Estate Co., Ltd.	2,437,551
292,000	Mitsui Fudosan Co., Ltd.	3,411,900
316	Mizuho Financial Group, Inc.	1,488,719
258,000	Nomura Holdings, Inc.	3,584,679

		17,262,703

	Malaysia—0.4%
397,900	Resorts World Berhad	979,085

	Mexico—2.7%
54,500	Cemex S.A. de C.V. (ADR)	1,975,625
52,800	Fomento Economico Mexicano S.A. de C.V. (ADR)	2,827,440
21,200	Grupo Televisa S.A. (ADR) (b)	1,246,560

		6,049,625

	Netherlands—0.1%
7,700	Heineken NV	266,866

	Peru—2.2%
212,100	Compania de Minas Buenaventura (ADR)	4,831,638

	Russian—4.4%
97,400	AFK Sistema (144A) (GDR) (b)	1,582,750
121,100	Gazprom (ADR)	4,081,678
30,700	LUKOIL (ADR)	4,159,850

		9,824,278

	Singapore—1.0%
166,000	DBS Group Holdings, Inc.	1,498,164
413,700	Singapore Telecommunications, Ltd.	646,495

		2,144,659

	South Africa—2.2%
252,600	Gold Fields, Ltd.	2,937,409
93,400	Impala Platinum Holdings, Ltd. (ADR)	1,969,675

		4,907,084

	South Korea—5.6%
105,800	Daewoo Shipbuilding & Marine Engineering Co., Ltd. (b)	1,988,583
3,051	Insun ENT Co., Ltd.	58,437

See accompanying notes to schedule of investments.

MSF-141

Metropolitan Series Fund, Inc.

Scudder Global Equity Portfolio

Schedule of Investments as of March 31, 2005 (Unaudited)

Common Stocks—(Continued)

Shares		Value

	South Korea—(Continued)
74,600	LG Electronics, Inc.	$5,003,133
11,020	Samsung Electronics Co., Ltd.	5,438,396

		12,488,549

	Sweden—1.6%
188,100	Skandinaviska Enskilda Banken AB	3,566,638

	Switzerland—2.9%
347,070	ABB, Ltd. (b)	2,150,544
30,390	Credit Suisse Group	1,304,865
4,133	Nestle S.A.	1,132,730
38,564	Novartis AG	1,799,533

		6,387,672

	Taiwan—3.6%
624,000	Hon Hai Precision Industry Co., Ltd.	2,769,916
2,165,000	Quanta Computer, Inc.	3,632,538
187,257	Taiwan Semiconductor Manufacturing Co., Ltd. (ADR) (b)	1,587,939

		7,990,393

	Thailand—0.9%
652,000	Bangkok Bank Public Co., Ltd.	1,866,734
117,200	Thai Olefins Public Co., Ltd.	203,722

		2,070,456

	United Kingdom—6.0%
64,463	Anglo American, Plc.	1,527,332
148,728	GlaxoSmithKline, Plc.	3,409,047
22,079	Lonmin, Plc.	410,508
241,817	National Grid Transco, Plc.	2,242,728
282,264	Railtrack Group, Plc.	17,324
38,410	Rio Tinto, Plc.	1,243,196
986,518	William Morrison Supermarkets, Plc.	3,659,833
880,500	Woolworths Group, Plc.	901,862

		13,411,830

	United States—21.9%
29,600	Affiliated Computer Services, Inc. (Class A) (b)	1,575,904
71,800	AFLAC, Inc.	2,675,268
33,500	Avocent Corp. (b)	859,610
34,000	Caremark Rx, Inc. (b)	1,352,520
35,900	Caterpillar, Inc.	3,282,696
43,855	ConocoPhillips	4,729,323
41,300	Devon Energy Corp.	1,972,075
15,300	Eaton Corp.	1,000,620
32,900	Equity Residential (REIT)	1,059,709
176,600	Hewlett-Packard Co.	3,874,604
206,000	iShares MSCI Malaysia Index Fund	1,398,740
53,600	iShares Nasdaq Biotechnology Index Fund	3,406,280
87,100	Monsanto Co.	5,617,950
61,800	Newmont Mining Corp.	2,611,050
128,800	Pfizer, Inc.	3,383,576
94,400	SBC Communications, Inc.	2,236,336

Shares		Value

	United States—(Continued)
36,200	Schlumberger, Ltd.	$2,551,376
68,639	Stillwater Mining Co. (b)	676,094
38,200	The Medicines Co. (b)	865,612
62,300	VERITAS Software Corp. (b)	1,446,606
50,500	Wyeth	2,130,090

		48,706,039

	Venezuela—0.5%
58,100	Compania Anonima Nacional Telefonos de Venezuela (ADR)	1,099,252

	Total Common Stocks (Identified Cost $183,096,881)	214,463,556

Preferred Stocks—0.9%

	Germany—0.9%
2,600	Porsche AG	1,887,742

	Total Preferred Stocks (Identified Cost $1,676,801)	1,887,742

Short Term Investments—3.0%
Face Amount

	Repurchase Agreement—3.0%
$6,666,000	State Street Corp. Repurchase Agreement dated 03/31/05 at 2.450% to be repurchased at $6,890,454 on 04/01/05, collateralized by $6,666,000 U.S. Treasury Note 3.625% due 07/15/06 with a value of $6,803,875	$6,666,000

	Total Short Term Investments (Identified Cost $6,666,000)	6,666,000

	Total Investments—100.2% (Identified Cost $191,439,682) (a)	223,017,298
	Other assets less liabilities	(417,135)

	Total Net Assets—100%	$222,600,163

Ten Largest Industries as of March 31, 2005	Percentage of Total Net Assets
Oil & Gas	12.0%
Metals & Mining	9.7
Commercial Banks	7.5
Pharmaceuticals	7.2
Electronic Equipment & Instruments	7.0
Chemicals	6.3
Machinery	4.3
Computers & Peripherals	3.4
Real Estate	3.3
Diversified Telecommunication Services	3.1

See accompanying notes to schedule of investments.

MSF-142

Metropolitan Series Fund, Inc.

Notes to Schedule of Investments—March 31, 2005 (Unaudited)

(a) The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of March 31, 2005 are listed below:

Portfolio	Federal Tax Cost	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
BlackRock Aggressive Growth	$782,546,028	$169,974,288	$(16,845,101)	$153,129,187
BlackRock Bond Income	1,092,470,656	7,540,426	(12,514,419)	(4,973,993)
BlackRock Diversified	1,769,673,342	200,474,793	(36,123,113)	164,351,680
BlackRock Investment Trust	1,759,001,870	132,743,203	(45,269,249)	87,473,954
BlackRock Large Cap Value	109,780,517	10,445,278	(2,024,647)	8,420,631
BlackRock Legacy Large Cap Growth	483,425,539	60,517,741	(16,751,203)	43,766,538
BlackRock Money Market	528,839,575	0	(0)	0
BlackRock Strategic Value	914,588,455	109,668,599	(31,513,054)	78,155,545
Capital Guardian U.S. Equity	448,748,902	67,124,047	(19,153,374)	47,970,673
Davis Venture Value	2,315,971,039	577,880,081	(42,279,969)	535,600,112
FI International Stock	382,340,669	59,801,104	(6,639,918)	53,161,186
FI Mid Cap Opportunities	941,396,169	98,391,467	(33,521,803)	64,869,664
FI Value Leaders	524,700,534	70,449,287	(14,206,315)	56,242,972
Franklin Templeton Small Cap Growth	75,596,575	12,994,423	(4,018,668)	8,975,755
Harris Oakmark Focused Value	1,317,991,764	381,262,854	(253,162)	381,009,692
Harris Oakmark Large Cap Value	455,705,144	88,636,135	(6,802,969)	81,833,166
Jennison Growth	706,573,956	97,797,100	(17,480,065)	80,317,035
Lehman Brothers Aggregate Bond Index	961,245,820	15,597,186	(13,269,310)	2,327,876
Loomis Sayles Small Cap	347,259,210	64,491,305	(7,795,711)	56,695,594
Met/Putnam Voyager	66,933,117	5,552,577	(2,635,805)	2,916,772
MetLife Mid Cap Stock Index	286,797,322	65,668,085	(13,106,601)	52,561,484
MetLife Stock Index	4,149,988,663	1,190,758,100	(519,795,994)	670,962,106
MFS Investors Trust	113,063,466	15,291,505	(2,852,631)	12,438,874
MFS Total Return	454,074,641	34,607,974	(8,178,490)	26,429,484
Morgan Stanley EAFE Index	309,696,880	74,588,770	(9,316,334)	65,272,436
Neuberger Berman Partners Mid Cap Value	481,829,145	73,840,631	(6,376,506)	67,464,125
Russell 2000 Index	320,574,839	84,847,592	(27,251,054)	57,596,538
Salomon Brothers Strategic Bond Opportunities	469,138,659	9,673,845	(8,040,565)	1,633,280
Salomon Brothers U.S. Government	493,452,459	178,710	(1,987,517)	(1,808,807)
Scudder Global Equity	191,439,682	38,736,408	(7,158,792)	31,577,616
T. Rowe Price Large Cap Growth	257,242,271	32,651,897	(8,972,369)	23,679,528
T. Rowe Price Small Cap Growth	273,705,914	96,393,916	(31,723,956)	64,669,960
Zenith Equity	856,057,699	109,289,227	(0)	109,289,227

(b) Non-Income Producing.

(c) A portion or all of the security was held on loan. As of March 31, 2005, the market value of securities loaned and the collateral received were as follows:

	Market Value of Securities on Loan	Market Value of Collateral backed by
Portfolio		Cash	Securities
BlackRock Aggressive Growth	$110,587,979	$114,418,280	$0
BlackRock Bond Income	213,893,113	217,530,028	0
BlackRock Diversified	145,516,775	146,481,860	1,719,630
BlackRock Investment Trust	62,265,332	62,917,660	0
BlackRock Legacy Large Cap Growth	35,442,811	36,514,422	0
BlackRock Strategic Value	145,646,350	148,720,472	0
Davis Venture Value	220,434,997	226,202,267	0
FI International Stock	77,825,558	80,770,867	0
FI Mid Cap Opportunities	125,925,823	127,581,682	0
Harris Oakmark Focused Value	48,903,724	49,876,877	0
Jennison Growth	26,010,547	26,407,220	0
Lehman Brothers Aggregate Bond Index	239,260,223	239,842,106	3,358,183
Loomis Sayles Small Cap	77,141,252	79,255,538	0
MetLife Mid Cap Stock Index	64,591,840	65,881,109	9,248
MetLife Stock Index	193,478,783	203,134,443	0
Morgan Stanley EAFE Index	89,789,455	93,870,783	0
Russell 2000 Index	94,153,379	96,722,232	57,983
T. Rowe Price Small Cap Growth	68,818,356	70,690,459	0

MSF-143

Metropolitan Series Fund, Inc.

Notes to Schedule of Investments—March 31, 2005 (Unaudited)(Continued)

(d) Variable or Floating Rate Security. Rate disclosed is as of March 31, 2005.

(e) Step Bond: Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date.

(f) Non-Income Producing; issuer filed under Chapter 11 of the Federal Bankruptcy Code.

(g) Non-Income Producing; Defaulted Bond.

(h) Interest Only Certificate. This security receives monthly interest payments but is not entitled to principal payments.

(i) Zero Valued Security.

(j) Security was valued in good faith under procedures established by the Board of Directors.

144A — Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2005, the market value of 144A securities for each Portfolio was as follows:

Portfolio	Market Value	% of Total Net Assets
BlackRock Bond Income	$36,549,661	3.6%
BlackRock Diversified	22,043,283	1.2
BlackRock Money Market	14,028,102	2.6
BlackRock Strategic Value	10,610,364	1.0
FI International Stock	1,200,875	0.3
Lehman Brothers Aggregate Bond Index	2,248,371	0.2
MFS Total Return	4,788,230	1.0
Salomon Brothers Strategic Bond Opportunities	29,815,124	8.2
Salomon Brothers U.S. Government	4,946,462	1.5
Scudder Global Equity	4,680,208	2.1
Russell 2000 Index	851,054	0.2

ADR — An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.

AUD — Australian Dollar

CAD — Canadian Dollar

CHF — Swiss Franc

EUR — Euro Currency

GBP — Pound Sterling

GDR — Global Depository Receipt

HKD —  Hong Kong Dollar

JPY — Japanese Yen

KRW — South Korean Won

Liquidating Unit Trust — An undivided beneficial interest in the Liquidating Trust represented by a certificate.

MXN — Mexican Peso

REIT — A Real Estate Investment Trust is a pooled investment vehicle that invests primarily in income-producing real estate or real estate related loans or interest.

SDR — Swedish Depositary Receipt

SEK — Swedish Krona

TBA — A contract for the purchase or sale of a Mortgage Backed Security to be delivered at a future date but does not include a specified pool or precise amount to be delivered.

TII — A Treasury Inflation Index is a security with a fixed interest rate and the principal is adjusted for inflation. At maturity, the security will be redeemed at the greater of the inflation adjusted principal or par amount at original issue.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Annual Report.

MSF-144

Item 2. Controls and Procedures.

(a) The President and Treasurer of the registrant have concluded, based on their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing date of this report on Form N-Q, that the design and operation of such procedures provide reasonable assurance that information required to be disclosed by the registrant in this report on Form N-Q is recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There has been no change in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

See attached Exhibits 3(a) and 3(b) as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

METROPOLITAN SERIES FUND, INC.

By:	/s/ Hugh C. McHaffie
Name:	Hugh C. McHaffie
Title:	President
Date:	May 24, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Hugh C. McHaffie
Name:	Hugh C. McHaffie
Title:	President
Date:	May 24, 2005

By:	/s/ Peter H. Duffy
Name:	Peter H. Duffy
Title:	Treasurer
Date:	May 24, 2005

EXHIBIT LIST

Exhibit 3(a):	Certification of the Principal Executive Officer required by Rule 30a-2(a) under the Act.

Exhibit 3(b):	Certification of the Principal Financial Officer required by Rule 30a-2(a) under the Act.